September 30, 2023 :: ProFund Access VP High Yield ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (50.2%)

	Principal Amount	Value
U.S. Treasury Notes, 4.38%, 8/31/28	$7,100,000	$7,030,387
TOTAL U.S. TREASURY OBLIGATION (Cost $7,086,839)		7,030,387

Repurchase Agreements(a) (43.4%)

Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $6,082,766	6,075,000	6,075,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,075,000)		6,075,000
TOTAL INVESTMENT SECURITIES (Cost $13,161,839) - 93.6%		13,105,387
Net other assets (liabilities) - 6.4%		902,348
NET ASSETS - 100.0%		$14,007,735

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2023 :: ProFund Access VP High Yield ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	18	1/2/24	$1,895,906	$(20,139)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/28	4.79%	$11,510,000	$94,679	$112,061	$(17,382)	$(30,819)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

September 30, 2023 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	12,952	$1,123,457
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	50,188	377,414
Baidu, Inc.*ADR (Interactive Media & Services)	4,670	627,414
BHP Group, Ltd.ADR (Metals & Mining)	17,435	991,703
Bilibili, Inc.*ADR(a) (Entertainment)	16,127	222,069
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	9,029	273,308
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	48,320	340,173
Futu Holdings, Ltd.*ADR (Capital Markets)	6,227	359,983
GDS Holdings, Ltd.*ADR(a) (IT Services)	14,944	163,637
HDFC Bank, Ltd.ADR (Banks)	13,886	819,413
ICICI Bank, Ltd.ADR (Banks)	31,881	737,089
Infosys, Ltd.ADR (IT Services)	29,764	509,262
iQIYI, Inc.*ADR (Entertainment)	68,930	326,728
JD.com, Inc.ADR (Broadline Retail)	8,157	237,613
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,531	259,086
Kanzhun, Ltd.*ADR (Interactive Media & Services)	18,929	287,153
KE Holdings, Inc.ADR (Real Estate Management & Development)	30,075	466,764
Li Auto, Inc.*ADR (Automobiles)	16,127	574,928
Lufax Holding, Ltd.ADR (Consumer Finance)	181,261	192,137
NetEase, Inc.ADR (Entertainment)	7,908	792,066
NIO, Inc.*ADR(a) (Automobiles)	41,719	377,140
PDD Holdings, Inc.*ADR (Broadline Retail)	7,534	738,859
Sea, Ltd.*ADR (Entertainment)	9,091	399,549
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	17,186	1,493,463
Tencent Music Entertainment Group*ADR (Entertainment)	48,880	311,854
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	6,912	241,713
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	48,195	340,257
XPeng, Inc.*ADR(a) (Automobiles)	31,819	584,196
Zai Lab, Ltd.*ADR(a) (Biotechnology)	11,582	281,558
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	16,625	401,826
TOTAL COMMON STOCKS (Cost $9,778,136)		14,851,812

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $27,033	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,000)		27,000

Collateral for Securities Loaned(c) (11.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	1,719,718	$1,719,718
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,719,718)		1,719,718
TOTAL INVESTMENT SECURITIES (Cost $11,524,854) - 111.8%		16,598,530
Net other assets (liabilities) - (11.8)%		(1,751,970)
NET ASSETS - 100.0%		$14,846,560

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,717,200.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: September 30, 2023

ProFund VP Asia 30 invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$401,826	2.7%
Automobiles	1,536,264	10.3%
Banks	1,556,502	10.5%
Biotechnology	281,558	1.9%
Broadline Retail	2,099,929	14.2%
Capital Markets	359,983	2.4%
Consumer Finance	192,137	1.3%
Entertainment	2,052,266	13.8%
Ground Transportation	340,173	2.3%
Hotels, Restaurants & Leisure	241,713	1.6%
Interactive Media & Services	914,567	6.2%
IT Services	672,899	4.5%
Metals & Mining	991,703	6.7%
Real Estate Management & Development	466,764	3.1%
Semiconductors & Semiconductor Equipment	2,743,528	18.5%
Other	(5,252)	NM
Total	$14,846,560	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2023:

	Value	% of Net Assets
Australia	$991,703	6.7%
China	8,444,803	56.8%
India	2,065,764	13.9%
Ireland	738,859	5.0%
Singapore	399,549	2.7%
Taiwan	2,211,134	14.9%
Other**	(5,252)	NM
Total	$14,846,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2023 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.6%)

	Shares	Value
Ameris Bancorp (Banks)	640	$24,570
Apollo Global Management, Inc. (Financial Services)	656	58,883
Associated Banc-Corp. (Banks)	2,525	43,203
Atlantic Union Bankshares Corp. (Banks)	650	18,707
Axos Financial, Inc.* (Banks)	659	24,950
Bank of America Corp. (Banks)	2,035	55,718
Bank of Hawaii Corp.(a) (Banks)	1,139	56,597
Bank OZK (Banks)	1,496	55,457
BankUnited, Inc. (Banks)	1,386	31,462
Banner Corp. (Banks)	307	13,011
BOK Financial Corp. (Banks)	313	25,034
Cadence Bank (Banks)	2,185	46,366
Cathay General Bancorp (Banks)	465	16,163
Citigroup, Inc. (Banks)	1,421	58,446
Citizens Financial Group, Inc. (Banks)	2,108	56,494
Columbia Banking System, Inc. (Banks)	2,833	57,510
Comerica, Inc. (Banks)	1,235	51,314
Commerce Bancshares, Inc. (Banks)	932	44,717
Community Bank System, Inc. (Banks)	687	28,998
Corebridge Financial, Inc. (Financial Services)	3,099	61,204
Cullen/Frost Bankers, Inc. (Banks)	622	56,733
CVB Financial Corp. (Banks)	1,844	30,555
East West Bancorp, Inc. (Banks)	1,079	56,874
Eastern Bankshares, Inc. (Banks)	1,125	14,108
Equitable Holdings, Inc. (Financial Services)	2,026	57,518
Essent Group, Ltd. (Financial Services)	666	31,495
F.N.B. Corp. (Banks)	3,642	39,297
Fifth Third Bancorp (Banks)	2,185	55,346
First Bancorp (Banks)	1,961	26,395
First Citizens BancShares, Inc. - Class A (Banks)	43	59,344
First Financial Bancorp (Banks)	503	9,859
First Financial Bankshares, Inc. (Banks)	781	19,619
First Hawaiian, Inc. (Banks)	1,408	25,414
First Horizon Corp. (Banks)	4,880	53,773
First Interstate BancSystem, Inc. - Class A (Banks)	1,256	31,325
First Merchants Corp. (Banks)	373	10,377
Fulton Financial Corp. (Banks)	1,930	23,372
Glacier Bancorp, Inc. (Banks)	1,250	35,625
Hancock Whitney Corp. (Banks)	961	35,547
Hilltop Holdings, Inc. (Banks)	515	14,605
Home BancShares, Inc. (Banks)	1,661	34,781
Huntington Bancshares, Inc. (Banks)	5,309	55,214
Independent Bank Corp. (Banks)	370	18,163
Independent Bank Group, Inc. (Banks)	405	16,018
International Bancshares Corp. (Banks)	323	13,999
Jackson Financial, Inc. - Class A (Financial Services)	1,071	40,934
JPMorgan Chase & Co. (Banks)	401	58,153
KeyCorp (Banks)	5,130	55,199
Lakeland Financial Corp. (Banks)	215	10,204
M&T Bank Corp. (Banks)	474	59,936
MGIC Investment Corp. (Financial Services)	2,885	48,151
Mr. Cooper Group, Inc.* (Financial Services)	932	49,918
New York Community Bancorp, Inc. (Banks)	4,858	55,090
NMI Holdings, Inc.* - Class A (Financial Services)	612	16,579
Northern Trust Corp. (Capital Markets)	755	52,457
Old National Bancorp (Banks)	3,207	46,630
Pacific Premier Bancorp, Inc. (Banks)	782	17,016
PennyMac Financial Services, Inc. (Financial Services)	430	28,638
Pinnacle Financial Partners, Inc. (Banks)	832	55,777
Popular, Inc. (Banks)	650	40,957
Prosperity Bancshares, Inc. (Banks)	1,027	56,054
Radian Group, Inc. (Financial Services)	1,807	45,374
Regions Financial Corp. (Banks)	3,221	55,401
Renasant Corp. (Banks)	373	9,769
Seacoast Banking Corp. of Florida (Banks)	869	19,083
ServisFirst Bancshares, Inc. (Banks)	336	17,529
Simmons First National Corp. - Class A (Banks)	876	14,857
SouthState Corp. (Banks)	734	49,442
Synovus Financial Corp. (Banks)	1,921	53,404
Texas Capital Bancshares, Inc.* (Banks)	552	32,513
The Bank of New York Mellon Corp. (Capital Markets)	1,289	54,976
The PNC Financial Services Group, Inc. (Banks)	493	60,525
Triumph Financial, Inc.* (Banks)	224	14,513
Truist Financial Corp. (Banks)	1,938	55,446
Trustmark Corp. (Banks)	418	9,083
U.S. Bancorp (Banks)	1,598	52,830
UMB Financial Corp. (Banks)	631	39,154
United Bankshares, Inc. (Banks)	1,547	42,682
United Community Banks, Inc. (Banks)	934	23,733
Valley National Bancorp (Banks)	5,922	50,692
Voya Financial, Inc. (Financial Services)	851	56,549
Walker & Dunlop, Inc. (Financial Services)	304	22,569
Washington Federal, Inc. (Banks)	766	19,625
Webster Financial Corp. (Banks)	1,390	56,031
Wells Fargo & Co. (Banks)	1,408	57,531
WesBanco, Inc. (Banks)	314	7,668
Western Alliance Bancorp (Banks)	1,197	55,026
Wintrust Financial Corp. (Banks)	721	54,436
WSFS Financial Corp. (Banks)	387	14,126
Zions Bancorp NA (Banks)	1,652	57,638
TOTAL COMMON STOCKS (Cost $2,677,580)		3,448,058

 :: ProFund VP Banks :: September 30, 2023

Collateral for Securities Loaned(b) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(c)	56,616	$56,616
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $56,616)		56,616
TOTAL INVESTMENT SECURITIES (Cost $2,734,196) - 100.2%		3,504,674
Net other assets (liabilities) - (0.2)%		(8,363)
NET ASSETS - 100.0%		$3,496,311

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $56,547.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	10/23/23	5.93%	$36,706	$(770)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Banks	$2,822,813	80.7%
Capital Markets	107,433	3.1%
Financial Services	517,812	14.8%
Other**	48,253	1.4%
Total	$3,496,311	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $3,297,204	$3,293,000	$3,293,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,293,000)		3,293,000
TOTAL INVESTMENT SECURITIES (Cost $3,293,000) - 100.1%		3,293,000
Net other assets (liabilities) - (0.1)%		(2,475)
NET ASSETS - 100.0%		$3,290,525

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $353,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/18/23	$(432,550)	$19,486

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/23	(5.68)%	$(900,491)	$(2,962)
S&P 500	UBS AG	10/27/23	(5.48)%	(1,947,204)	(5,877)
				$(2,847,695)	$(8,839)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.3%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	6,945	$88,410
89bio, Inc.* (Biotechnology)	21,537	332,531
AbbVie, Inc. (Biotechnology)	3,368	502,034
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	18,976	395,460
ACELYRIN, Inc.* (Biotechnology)	9,797	99,635
ADMA Biologics, Inc.* (Biotechnology)	35,267	126,256
Agenus, Inc.* (Biotechnology)	94,776	107,097
Agios Pharmaceuticals, Inc.* (Biotechnology)	7,535	186,491
Akero Therapeutics, Inc.* (Biotechnology)	10,349	523,451
Aldeyra Therapeutics, Inc.* (Biotechnology)	15,151	101,209
Alector, Inc.* (Biotechnology)	10,524	68,196
Alkermes PLC* (Biotechnology)	17,398	487,318
Allogene Therapeutics, Inc.* (Biotechnology)	44,263	140,314
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,492	441,333
Amgen, Inc. (Biotechnology)	1,935	520,051
Amicus Therapeutics, Inc.* (Biotechnology)	39,930	485,549
AnaptysBio, Inc.* (Biotechnology)	3,515	63,129
Anavex Life Sciences Corp.*(a) (Biotechnology)	15,266	99,992
Apellis Pharmaceuticals, Inc.* (Biotechnology)	12,071	459,181
Arcellx, Inc.* (Biotechnology)	8,952	321,198
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	7,488	191,318
Arcus Biosciences, Inc.* (Biotechnology)	16,507	296,301
Arcutis Biotherapeutics, Inc.* (Biotechnology)	23,638	125,518
Ardelyx, Inc.* (Biotechnology)	61,900	252,552
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	16,787	451,067
Avid Bioservices, Inc.* (Biotechnology)	10,929	103,170
Avidity Biosciences, Inc.* (Biotechnology)	18,621	118,802
Beam Therapeutics, Inc.* (Biotechnology)	19,176	461,183
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	45,549	322,487
Biogen, Inc.* (Biotechnology)	1,938	498,085
Biohaven, Ltd.* (Biotechnology)	19,327	502,695
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,565	492,391
Biomea Fusion, Inc.*(a) (Biotechnology)	13,210	181,770
Bluebird Bio, Inc.* (Biotechnology)	73,520	223,501
Blueprint Medicines Corp.* (Biotechnology)	9,401	472,118
Bridgebio Pharma, Inc.* (Biotechnology)	17,667	465,879
Cabaletta Bio, Inc.* (Biotechnology)	6,659	101,350
CareDx, Inc.* (Biotechnology)	17,214	120,498
Caribou Biosciences, Inc.* (Biotechnology)	28,611	136,761
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	28,781	336,450
Celldex Therapeutics, Inc.* (Biotechnology)	9,291	255,688
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	11,221	244,954
Cogent Biosciences, Inc.* (Biotechnology)	10,813	105,427
Coherus Biosciences, Inc.* (Biotechnology)	49,406	184,778
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	11,147	331,512
CRISPR Therapeutics AG*(a) (Biotechnology)	10,050	456,170
Cytokinetics, Inc.* (Biotechnology)	13,919	410,054
Day One Biopharmaceuticals, Inc.* (Biotechnology)	13,365	163,989
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	7,880	100,234
Denali Therapeutics, Inc.* (Biotechnology)	12,932	266,787
Disc Medicine, Inc.* (Biotechnology)	3,559	167,202
Dynavax Technologies Corp.* (Biotechnology)	26,875	396,944
Dyne Therapeutics, Inc.* (Biotechnology)	7,862	70,444
Editas Medicine, Inc.* (Biotechnology)	27,941	217,940
EQRx, Inc.* (Biotechnology)	29,464	65,410
Exact Sciences Corp.* (Biotechnology)	6,408	437,154
Exelixis, Inc.* (Biotechnology)	22,701	496,017
Geron Corp.* (Biotechnology)	107,252	227,374
Gilead Sciences, Inc. (Biotechnology)	6,604	494,904
Halozyme Therapeutics, Inc.* (Biotechnology)	13,034	497,899
Horizon Therapeutics PLC* (Biotechnology)	4,349	503,136
Ideaya Biosciences, Inc.* (Biotechnology)	7,278	196,360
ImmunoGen, Inc.* (Biotechnology)	31,970	507,364
Immunovant, Inc.* (Biotechnology)	16,733	642,379
Incyte Corp.* (Biotechnology)	7,845	453,206
Inhibrx, Inc.* (Biotechnology)	6,532	119,862
Insmed, Inc.* (Biotechnology)	15,419	389,330
Intellia Therapeutics, Inc.* (Biotechnology)	13,254	419,091
Intercept Pharmaceuticals, Inc.* (Biotechnology)	17,264	320,075
Ionis Pharmaceuticals, Inc.* (Biotechnology)	12,180	552,484
Iovance Biotherapeutics, Inc.* (Biotechnology)	84,357	383,824
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	49,280	474,566
iTeos Therapeutics, Inc.* (Biotechnology)	4,799	52,549
Karuna Therapeutics, Inc.* (Biotechnology)	2,724	460,601
Keros Therapeutics, Inc.* (Biotechnology)	3,278	104,503
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	7,844	136,250
Krystal Biotech, Inc.* (Biotechnology)	4,046	469,336
Kura Oncology, Inc.* (Biotechnology)	13,093	119,408
Kymera Therapeutics, Inc.* (Biotechnology)	8,465	117,664
Lyell Immunopharma, Inc.* (Biotechnology)	23,960	35,221
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	2,553	372,840
MannKind Corp.* (Biotechnology)	48,248	199,264
MiMedx Group, Inc.* (Biotechnology)	12,661	92,299
Mirati Therapeutics, Inc.* (Biotechnology)	14,092	613,847
Mirum Pharmaceuticals, Inc.* (Biotechnology)	7,738	244,521
Moderna, Inc.* (Biotechnology)	4,663	481,641

:: ProFund VP Biotechnology :: September 30, 2023

Common Stocks, continued

	Shares	Value
Morphic Holding, Inc.* (Biotechnology)	7,843	179,683
Myriad Genetics, Inc.* (Biotechnology)	11,755	188,550
Natera, Inc.* (Biotechnology)	9,261	409,799
Neurocrine Biosciences, Inc.* (Biotechnology)	4,593	516,713
Novavax, Inc.*(a) (Biotechnology)	55,956	405,121
Nurix Therapeutics, Inc.* (Biotechnology)	5,572	43,796
Nuvalent, Inc.* - Class A (Biotechnology)	5,394	247,962
Point Biopharma Global, Inc.* (Biotechnology)	12,582	83,922
Prime Medicine, Inc.*(a) (Biotechnology)	7,266	69,318
Protagonist Therapeutics, Inc.* (Biotechnology)	19,748	329,397
Prothena Corp. PLC* (Biotechnology)	8,845	426,771
PTC Therapeutics, Inc.* (Biotechnology)	11,634	260,718
RAPT Therapeutics, Inc.* (Biotechnology)	5,532	91,942
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	62,273	476,388
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	604	497,068
REGENXBIO, Inc.* (Biotechnology)	7,433	122,347
Relay Therapeutics, Inc.* (Biotechnology)	21,298	179,116
Replimune Group, Inc.* (Biotechnology)	10,535	180,254
REVOLUTION Medicines, Inc.* (Biotechnology)	12,793	354,110
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	9,180	210,452
Rocket Pharmaceuticals, Inc.* (Biotechnology)	13,624	279,156
Roivant Sciences, Ltd.* (Biotechnology)	39,835	465,273
Sage Therapeutics, Inc.* (Biotechnology)	23,226	477,991
Sana Biotechnology, Inc.* (Biotechnology)	18,317	70,887
Sarepta Therapeutics, Inc.* (Biotechnology)	4,186	507,427
Seagen, Inc.* (Biotechnology)	2,455	520,828
Seres Therapeutics, Inc.* (Biotechnology)	52,793	125,647
SpringWorks Therapeutics, Inc.* (Biotechnology)	10,126	234,113
Syndax Pharmaceuticals, Inc.* (Biotechnology)	16,019	232,596
TG Therapeutics, Inc.* (Biotechnology)	48,308	403,855
Travere Therapeutics, Inc.* (Biotechnology)	20,412	182,483
Twist Bioscience Corp.* (Biotechnology)	19,110	387,169
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,322	367,979
uniQure N.V.* (Biotechnology)	22,035	147,855
United Therapeutics Corp.* (Biotechnology)	2,229	503,464
Vaxcyte, Inc.* (Biotechnology)	9,238	470,953
Vera Therapeutics, Inc.* (Biotechnology)	7,692	105,457
Veracyte, Inc.* (Biotechnology)	11,979	267,491
Vericel Corp.* (Biotechnology)	7,061	236,685
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,463	508,744
Verve Therapeutics, Inc.* (Biotechnology)	15,803	209,548
Viking Therapeutics, Inc.* (Biotechnology)	31,587	349,668
Vir Biotechnology, Inc.* (Biotechnology)	29,617	277,511
Viridian Therapeutics, Inc.* (Biotechnology)	14,789	226,863
Xencor, Inc.* (Biotechnology)	6,244	125,817
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	11,313	226,939
TOTAL COMMON STOCKS (Cost $35,972,038)		38,641,059

Repurchase Agreements(b) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $699,891	$699,000	$699,000
TOTAL REPURCHASE AGREEMENTS (Cost $699,000)		699,000

Collateral for Securities Loaned(c) (3.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	1,248,541	$1,248,541
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,248,541)		1,248,541
TOTAL INVESTMENT SECURITIES (Cost $37,919,579) - 103.3%		40,588,600
Net other assets (liabilities) - (3.3)%		(1,284,985)
NET ASSETS - 100.0%		$39,303,615

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,212,071.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

September 30, 2023 :: ProFund VP Biotechnology ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	10/23/23	5.93%	$677,626	$6,770

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Biotechnology	$38,641,059	98.3%
Other**	662,556	1.7%
Total	$39,303,615	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	577	$54,019
A.O. Smith Corp. (Building Products)	130	8,597
Abbott Laboratories (Health Care Equipment & Supplies)	1,815	175,783
AbbVie, Inc. (Biotechnology)	1,846	275,164
Accenture PLC - Class A (IT Services)	660	202,692
Activision Blizzard, Inc. (Entertainment)	748	70,035
Adobe, Inc.* (Software)	477	243,223
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,690	173,766
Aflac, Inc. (Insurance)	565	43,364
Agilent Technologies, Inc. (Life Sciences Tools & Services)	309	34,552
Air Products and Chemicals, Inc. (Chemicals)	232	65,749
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	446	61,196
Akamai Technologies, Inc.* (IT Services)	159	16,940
Alaska Air Group, Inc.* (Passenger Airlines)	133	4,932
Albemarle Corp. (Chemicals)	123	20,915
Alexandria Real Estate Equities, Inc. (Office REITs)	163	16,317
Align Technology, Inc.* (Health Care Equipment & Supplies)	74	22,594
Allegion PLC (Building Products)	92	9,586
Alliant Energy Corp. (Electric Utilities)	264	12,791
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,206	812,118
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,279	696,036
Altria Group, Inc. (Tobacco)	1,856	78,045
Amazon.com, Inc.* (Broadline Retail)	9,497	1,207,259
Amcor PLC (Containers & Packaging)	1,539	14,097
Ameren Corp. (Multi-Utilities)	275	20,578
American Airlines Group, Inc.* (Passenger Airlines)	683	8,749
American Electric Power Co., Inc. (Electric Utilities)	539	40,544
American Express Co. (Consumer Finance)	609	90,857
American International Group, Inc. (Insurance)	745	45,147
American Tower Corp. (Specialized REITs)	488	80,252
American Water Works Co., Inc. (Water Utilities)	204	25,261
Ameriprise Financial, Inc. (Capital Markets)	107	35,276
AmerisourceBergen Corp. (Health Care Providers & Services)	174	31,315
AMETEK, Inc. (Electrical Equipment)	241	35,610
Amgen, Inc. (Biotechnology)	559	150,237
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	624	52,410
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	524	91,747
ANSYS, Inc.* (Software)	91	27,077
Aon PLC - Class A (Insurance)	212	68,735
APA Corp. (Oil, Gas & Consumable Fuels)	321	13,193
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,372	2,631,840
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	878	121,559
Aptiv PLC* (Automobile Components)	296	29,183
Arch Capital Group, Ltd.* (Insurance)	390	31,087
Archer-Daniels-Midland Co. (Food Products)	561	42,311
Arista Networks, Inc.* (Communications Equipment)	262	48,190
Arthur J. Gallagher & Co. (Insurance)	225	51,284
Assurant, Inc. (Insurance)	55	7,897
AT&T, Inc. (Diversified Telecommunication Services)	7,478	112,320
Atmos Energy Corp. (Gas Utilities)	155	16,419
Autodesk, Inc.* (Software)	224	46,348
Automatic Data Processing, Inc. (Professional Services)	431	103,690
AutoZone, Inc.* (Specialty Retail)	19	48,260
AvalonBay Communities, Inc. (Residential REITs)	149	25,590
Avery Dennison Corp. (Containers & Packaging)	84	15,344
Axon Enterprise, Inc.* (Aerospace & Defense)	74	14,725
Baker Hughes Co. (Energy Equipment & Services)	1,056	37,298
Ball Corp. (Containers & Packaging)	330	16,428
Bank of America Corp. (Banks)	7,231	197,985
Bath & Body Works, Inc. (Specialty Retail)	239	8,078
Baxter International, Inc. (Health Care Equipment & Supplies)	530	20,002
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	303	78,335
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,907	668,023
Best Buy Co., Inc. (Specialty Retail)	203	14,102
Biogen, Inc.* (Biotechnology)	151	38,809
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	22	7,886
Bio-Techne Corp. (Life Sciences Tools & Services)	165	11,232
BlackRock, Inc. (Capital Markets)	147	95,034
Blackstone, Inc. - Class A (Capital Markets)	742	79,498
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	37	114,106
BorgWarner, Inc. (Automobile Components)	246	9,931
Boston Properties, Inc. (Office REITs)	151	8,981

:: ProFund VP Bull :: September 30, 2023

Common Stocks, continued

	Shares	Value
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,532	$80,890
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,185	126,817
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	432	358,812
Broadridge Financial Solutions, Inc. (Professional Services)	124	22,202
Brown & Brown, Inc. (Insurance)	246	17,181
Brown-Forman Corp. - Class B (Beverages)	191	11,019
Bunge, Ltd. (Food Products)	158	17,104
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	122	10,508
Cadence Design Systems, Inc.* (Software)	284	66,541
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	10,429
Camden Property Trust (Residential REITs)	112	10,593
Campbell Soup Co. (Food Products)	206	8,462
Capital One Financial Corp. (Consumer Finance)	399	38,723
Cardinal Health, Inc. (Health Care Providers & Services)	266	23,094
CarMax, Inc.* (Specialty Retail)	165	11,670
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,054	14,461
Carrier Global Corp. (Building Products)	876	48,355
Catalent, Inc.* (Pharmaceuticals)	189	8,605
Caterpillar, Inc. (Machinery)	534	145,781
Cboe Global Markets, Inc. (Capital Markets)	110	17,183
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	324	23,931
CDW Corp. (Electronic Equipment, Instruments & Components)	140	28,246
Celanese Corp. (Chemicals)	105	13,180
Centene Corp.* (Health Care Providers & Services)	566	38,986
CenterPoint Energy, Inc. (Multi-Utilities)	660	17,721
Ceridian HCM Holding, Inc.* (Professional Services)	163	11,060
CF Industries Holdings, Inc. (Chemicals)	202	17,319
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	54	10,583
Charter Communications, Inc.* - Class A (Media)	106	46,621
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,856	312,959
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	29	53,123
Chubb, Ltd. (Insurance)	430	89,517
Church & Dwight Co., Inc. (Household Products)	257	23,549
Cincinnati Financial Corp. (Insurance)	164	16,776
Cintas Corp. (Commercial Services & Supplies)	90	43,291
Cisco Systems, Inc. (Communications Equipment)	4,262	229,125
Citigroup, Inc. (Banks)	2,014	82,836
Citizens Financial Group, Inc. (Banks)	494	13,239
CME Group, Inc. (Capital Markets)	376	75,283
CMS Energy Corp. (Multi-Utilities)	305	16,199
Cognizant Technology Solutions Corp. - Class A (IT Services)	528	35,767
Colgate-Palmolive Co. (Household Products)	865	61,510
Comcast Corp. - Class A (Media)	4,305	190,884
Comerica, Inc. (Banks)	138	5,734
Conagra Brands, Inc. (Food Products)	500	13,710
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,253	150,109
Consolidated Edison, Inc. (Multi-Utilities)	361	30,876
Constellation Brands, Inc. - Class A (Beverages)	169	42,475
Constellation Energy Corp. (Electric Utilities)	336	36,651
Copart, Inc.* (Commercial Services & Supplies)	909	39,169
Corning, Inc. (Electronic Equipment, Instruments & Components)	803	24,467
Corteva, Inc. (Chemicals)	742	37,961
CoStar Group, Inc.* (Professional Services)	427	32,832
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	464	262,141
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	792	21,424
Crown Castle, Inc. (Specialized REITs)	454	41,782
CSX Corp. (Ground Transportation)	2,099	64,544
Cummins, Inc. (Machinery)	148	33,812
CVS Health Corp. (Health Care Providers & Services)	1,343	93,768
D.R. Horton, Inc. (Household Durables)	318	34,174
Danaher Corp. (Life Sciences Tools & Services)	687	170,445
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	126	18,046
DaVita, Inc.* (Health Care Providers & Services)	56	5,294
Deere & Co. (Machinery)	285	107,553
Delta Air Lines, Inc. (Passenger Airlines)	673	24,900
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	221	7,549
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	670	31,959
Dexcom, Inc.* (Health Care Equipment & Supplies)	406	37,880
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	187	28,963
Digital Realty Trust, Inc. (Specialized REITs)	317	38,363
Discover Financial Services (Consumer Finance)	261	22,610
Dollar General Corp. (Consumer Staples Distribution & Retail)	229	24,228
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	219	23,313
Dominion Energy, Inc. (Multi-Utilities)	875	39,086
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	37	14,015
Dover Corp. (Machinery)	146	20,368
Dow, Inc. (Chemicals)	735	37,897
DTE Energy Co. (Multi-Utilities)	216	21,444
Duke Energy Corp. (Electric Utilities)	806	71,138

September 30, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
DuPont de Nemours, Inc. (Chemicals)	480	$35,803
DXC Technology Co.* (IT Services)	215	4,478
Eastman Chemical Co. (Chemicals)	124	9,513
Eaton Corp. PLC (Electrical Equipment)	417	88,939
eBay, Inc. (Broadline Retail)	557	24,558
Ecolab, Inc. (Chemicals)	265	44,891
Edison International (Electric Utilities)	401	25,379
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	636	44,062
Electronic Arts, Inc. (Entertainment)	258	31,063
Elevance Health, Inc. (Health Care Providers & Services)	246	107,113
Eli Lilly & Co. (Pharmaceuticals)	834	447,967
Emerson Electric Co. (Electrical Equipment)	598	57,749
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	143	17,181
Entergy Corp. (Electric Utilities)	221	20,443
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	609	77,197
EPAM Systems, Inc.* (IT Services)	61	15,597
EQT Corp. (Oil, Gas & Consumable Fuels)	378	15,339
Equifax, Inc. (Professional Services)	128	23,447
Equinix, Inc. (Specialized REITs)	98	71,173
Equity Residential (Residential REITs)	361	21,195
Essex Property Trust, Inc. (Residential REITs)	67	14,210
Etsy, Inc.* (Broadline Retail)	129	8,331
Everest Group, Ltd. (Insurance)	45	16,725
Evergy, Inc. (Electric Utilities)	240	12,168
Eversource Energy (Electric Utilities)	365	21,225
Exelon Corp. (Electric Utilities)	1,041	39,339
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	144	14,842
Expeditors International of Washington, Inc. (Air Freight & Logistics)	155	17,768
Extra Space Storage, Inc. (Specialized REITs)	221	26,869
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,187	492,306
F5, Inc.* (Communications Equipment)	62	9,991
FactSet Research Systems, Inc. (Capital Markets)	40	17,490
Fair Isaac Corp.* (Software)	26	22,582
Fastenal Co. (Trading Companies & Distributors)	598	32,676
Federal Realty Investment Trust (Diversified REITs)	77	6,979
FedEx Corp. (Air Freight & Logistics)	242	64,111
Fidelity National Information Services, Inc. (Financial Services)	620	34,267
Fifth Third Bancorp (Banks)	712	18,035
First Horizon Corp. (Banks)	1	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	112	18,098
FirstEnergy Corp. (Electric Utilities)	540	18,457
Fiserv, Inc.* (Financial Services)	638	72,068
FleetCor Technologies, Inc.* (Financial Services)	77	19,661
FMC Corp. (Chemicals)	130	8,706
Ford Motor Co. (Automobile Components)	4,112	51,071
Fortinet, Inc.* (Software)	682	40,020
Fortive Corp. (Machinery)	368	27,291
Fox Corp. - Class A (Media)	265	8,268
Fox Corp. - Class B (Media)	138	3,985
Franklin Resources, Inc. (Capital Markets)	297	7,300
Freeport-McMoRan, Inc. (Metals & Mining)	1,500	55,935
Garmin, Ltd. (Household Durables)	160	16,832
Gartner, Inc.* (IT Services)	82	28,176
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	409	27,828
Gen Digital, Inc. (Software)	589	10,414
Generac Holdings, Inc.* (Electrical Equipment)	65	7,082
General Dynamics Corp. (Aerospace & Defense)	237	52,370
General Electric Co. (Industrial Conglomerates)	1,138	125,806
General Mills, Inc. (Food Products)	612	39,162
General Motors Co. (Automobile Components)	1,439	47,444
Genuine Parts Co. (Distributors)	147	21,224
Gilead Sciences, Inc. (Biotechnology)	1,303	97,647
Global Payments, Inc. (Financial Services)	272	31,386
Globe Life, Inc. (Insurance)	91	9,894
Halliburton Co. (Energy Equipment & Services)	940	38,070
Hasbro, Inc. (Leisure Products)	136	8,995
HCA Healthcare, Inc. (Health Care Providers & Services)	211	51,902
Healthpeak Properties, Inc. (Health Care REITs)	572	10,502
Henry Schein, Inc.* (Health Care Providers & Services)	137	10,172
Hess Corp. (Oil, Gas & Consumable Fuels)	289	44,217
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,351	23,467
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	274	41,149
Hologic, Inc.* (Health Care Equipment & Supplies)	256	17,766
Honeywell International, Inc. (Industrial Conglomerates)	694	128,209
Hormel Foods Corp. (Food Products)	303	11,523
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	744	11,956
Howmet Aerospace, Inc. (Aerospace & Defense)	410	18,963
HP, Inc. (Technology Hardware, Storage & Peripherals)	908	23,336
Humana, Inc. (Health Care Providers & Services)	130	63,248
Huntington Bancshares, Inc. (Banks)	1,514	15,746
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	42	8,592
IDEX Corp. (Machinery)	79	16,434
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	87	38,042
Illinois Tool Works, Inc. (Machinery)	288	66,329
Illumina, Inc.* (Life Sciences Tools & Services)	166	22,788
Incyte Corp.* (Biotechnology)	195	11,265

:: ProFund VP Bull :: September 30, 2023

Common Stocks, continued

	Shares	Value
Ingersoll Rand, Inc. (Machinery)	423	$26,954
Insulet Corp.* (Health Care Equipment & Supplies)	73	11,643
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,380	155,709
Intercontinental Exchange, Inc. (Capital Markets)	599	65,902
International Business Machines Corp. (IT Services)	953	133,706
International Flavors & Fragrances, Inc. (Chemicals)	267	18,201
International Paper Co. (Containers & Packaging)	362	12,840
Intuit, Inc. (Software)	293	149,705
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	368	107,563
Invesco, Ltd. (Capital Markets)	469	6,810
Invitation Homes, Inc. (Residential REITs)	602	19,077
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	192	37,776
Iron Mountain, Inc. (Specialized REITs)	305	18,132
J.B. Hunt Transport Services, Inc. (Ground Transportation)	85	16,024
Jack Henry & Associates, Inc. (Professional Services)	76	11,487
Jacobs Solutions, Inc. (Professional Services)	132	18,018
Johnson & Johnson (Pharmaceuticals)	2,519	392,334
Johnson Controls International PLC (Building Products)	712	37,886
JPMorgan Chase & Co. (Banks)	3,040	440,861
Juniper Networks, Inc. (Communications Equipment)	336	9,337
Kellogg Co. (Food Products)	276	16,425
Kenvue, Inc. (Personal Care Products)	1,803	36,204
Keurig Dr Pepper, Inc. (Beverages)	1,052	33,212
KeyCorp (Banks)	979	10,534
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	187	24,742
Kimberly-Clark Corp. (Household Products)	354	42,781
Kimco Realty Corp. (Retail REITs)	648	11,398
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,028	33,624
KLA Corp. (Semiconductors & Semiconductor Equipment)	143	65,588
L3Harris Technologies, Inc. (Aerospace & Defense)	198	34,476
Laboratory Corp. of America Holdings (Health Care Providers & Services)	93	18,698
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	139	87,121
Lamb Weston Holding, Inc. (Food Products)	152	14,054
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	344	15,769
Leidos Holdings, Inc. (Professional Services)	144	13,271
Lennar Corp. - Class A (Household Durables)	264	29,629
Linde PLC (Chemicals)	510	189,898
Live Nation Entertainment, Inc.* (Entertainment)	148	12,290
LKQ Corp. (Distributors)	280	13,863
Lockheed Martin Corp. (Aerospace & Defense)	234	95,697
Loews Corp. (Insurance)	193	12,219
Lowe's Cos., Inc. (Specialty Retail)	613	127,406
LyondellBasell Industries N.V. - Class A (Chemicals)	268	25,380
M&T Bank Corp. (Banks)	174	22,002
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	634	16,960
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	418	63,260
MarketAxess Holdings, Inc. (Capital Markets)	39	8,332
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	263	51,664
Marsh & McLennan Cos., Inc. (Insurance)	517	98,385
Martin Marietta Materials, Inc. (Construction Materials)	65	26,681
Masco Corp. (Building Products)	235	12,561
Mastercard, Inc. - Class A (Financial Services)	870	344,442
Match Group, Inc.* (Interactive Media & Services)	291	11,400
McCormick & Co., Inc. (Food Products)	263	19,893
McDonald's Corp. (Hotels, Restaurants & Leisure)	762	200,742
McKesson Corp. (Health Care Providers & Services)	141	61,314
Medtronic PLC (Health Care Equipment & Supplies)	1,392	109,077
Merck & Co., Inc. (Pharmaceuticals)	2,654	273,229
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,325	697,988
MetLife, Inc. (Insurance)	661	41,584
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	25,486
MGM Resorts International (Hotels, Restaurants & Leisure)	294	10,807
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	569	44,410
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,146	77,962
Microsoft Corp. (Software)	7,771	2,453,694
Mid-America Apartment Communities, Inc. (Residential REITs)	122	15,695
Moderna, Inc.* (Biotechnology)	346	35,738
Mohawk Industries, Inc.* (Household Durables)	55	4,720
Molina Healthcare, Inc.* (Health Care Providers & Services)	61	20,001
Molson Coors Beverage Co. - Class B (Beverages)	194	12,336
Mondelez International, Inc. - Class A (Food Products)	1,423	98,756
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	50	23,100
Monster Beverage Corp.* (Beverages)	778	41,195
Moody's Corp. (Capital Markets)	165	52,168

September 30, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Morgan Stanley (Capital Markets)	1,334	$108,948
Motorola Solutions, Inc. (Communications Equipment)	175	47,642
MSCI, Inc. (Capital Markets)	83	42,586
Nasdaq, Inc. (Capital Markets)	355	17,249
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	221	16,769
Netflix, Inc.* (Entertainment)	464	175,207
Newmont Corp. (Metals & Mining)	831	30,705
News Corp. - Class A (Media)	398	7,984
News Corp. - Class B (Media)	121	2,525
NextEra Energy, Inc. (Electric Utilities)	2,117	121,282
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,281	122,488
NiSource, Inc. (Multi-Utilities)	432	10,662
Nordson Corp. (Machinery)	57	12,721
Norfolk Southern Corp. (Ground Transportation)	237	46,672
Northern Trust Corp. (Capital Markets)	217	15,077
Northrop Grumman Corp. (Aerospace & Defense)	149	65,588
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	445	7,334
NRG Energy, Inc. (Electric Utilities)	240	9,245
Nucor Corp. (Metals & Mining)	260	40,651
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,584	1,124,015
NVR, Inc.* (Household Durables)	3	17,890
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	270	53,978
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	694	45,027
Old Dominion Freight Line, Inc. (Ground Transportation)	94	38,459
Omnicom Group, Inc. (Media)	207	15,417
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	451	41,920
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	611	38,756
Oracle Corp. (Software)	1,647	174,450
O'Reilly Automotive, Inc.* (Specialty Retail)	63	57,258
Organon & Co. (Pharmaceuticals)	267	4,635
Otis Worldwide Corp. (Machinery)	431	34,614
PACCAR, Inc. (Machinery)	547	46,506
Packaging Corp. of America (Containers & Packaging)	94	14,434
Palo Alto Networks, Inc.*(a) (Software)	320	75,021
Paramount Global - Class B (Media)	504	6,502
Parker-Hannifin Corp. (Machinery)	134	52,196
Paychex, Inc. (Professional Services)	336	38,751
Paycom Software, Inc. (Professional Services)	52	13,482
PayPal Holdings, Inc.* (Financial Services)	1,148	67,112
Pentair PLC (Machinery)	173	11,202
PepsiCo, Inc. (Beverages)	1,440	243,993
Pfizer, Inc. (Pharmaceuticals)	5,905	195,869
PG&E Corp.* (Electric Utilities)	2,187	35,276
Philip Morris International, Inc. (Tobacco)	1,624	150,350
Phillips 66 (Oil, Gas & Consumable Fuels)	466	55,990
Pinnacle West Capital Corp. (Electric Utilities)	119	8,768
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	244	56,010
Pool Corp. (Distributors)	41	14,600
PPG Industries, Inc. (Chemicals)	246	31,931
PPL Corp. (Electric Utilities)	771	18,165
Principal Financial Group, Inc. (Insurance)	233	16,792
Prologis, Inc. (Industrial REITs)	966	108,395
Prudential Financial, Inc. (Insurance)	380	36,058
PTC, Inc.* (Software)	124	17,568
Public Service Enterprise Group, Inc. (Multi-Utilities)	522	29,707
Public Storage (Specialized REITs)	166	43,744
PulteGroup, Inc. (Household Durables)	230	17,032
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	102	9,738
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,167	129,607
Quanta Services, Inc. (Construction & Engineering)	152	28,435
Quest Diagnostics, Inc. (Health Care Providers & Services)	117	14,258
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	42	4,876
Raymond James Financial, Inc. (Capital Markets)	197	19,785
Realty Income Corp. (Retail REITs)	741	37,006
Regency Centers Corp. (Retail REITs)	172	10,224
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	112	92,172
Regions Financial Corp. (Banks)	981	16,873
Republic Services, Inc. (Commercial Services & Supplies)	215	30,640
ResMed, Inc. (Health Care Equipment & Supplies)	154	22,772
Revvity, Inc. (Life Sciences Tools & Services)	130	14,391
Robert Half, Inc. (Professional Services)	112	8,207
Rockwell Automation, Inc. (Electrical Equipment)	120	34,304
Rollins, Inc. (Commercial Services & Supplies)	253	9,444
Roper Technologies, Inc. (Software)	112	54,239
Ross Stores, Inc. (Specialty Retail)	356	40,210
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	247	22,759
RTX Corp. (Aerospace & Defense)	1,522	109,538
S&P Global, Inc. (Capital Markets)	340	124,238
Salesforce, Inc.* (Software)	1,019	206,633
SBA Communications Corp. (Specialized REITs)	113	22,619
Schlumberger N.V. (Energy Equipment & Services)	1,486	86,634
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	202	13,322
Sealed Air Corp. (Containers & Packaging)	151	4,962
Sempra (Multi-Utilities)	658	44,764
ServiceNow, Inc.* (Software)	213	119,058
Simon Property Group, Inc. (Retail REITs)	342	36,946

:: ProFund VP Bull :: September 30, 2023

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	167	$16,465
Snap-on, Inc. (Machinery)	55	14,028
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	59	7,641
Southwest Airlines Co. (Passenger Airlines)	623	16,865
Stanley Black & Decker, Inc. (Machinery)	160	13,373
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,198	109,341
State Street Corp. (Capital Markets)	333	22,298
Steel Dynamics, Inc. (Metals & Mining)	163	17,477
STERIS PLC (Health Care Equipment & Supplies)	103	22,600
Stryker Corp. (Health Care Equipment & Supplies)	354	96,738
Synchrony Financial (Consumer Finance)	437	13,359
Synopsys, Inc.* (Software)	159	72,976
Sysco Corp. (Consumer Staples Distribution & Retail)	528	34,874
T. Rowe Price Group, Inc. (Capital Markets)	235	24,644
Take-Two Interactive Software, Inc.* (Entertainment)	165	23,164
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	242	6,958
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	234	20,058
Target Corp. (Consumer Staples Distribution & Retail)	483	53,405
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	328	40,518
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	49	20,020
Teleflex, Inc. (Health Care Equipment & Supplies)	49	9,624
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	161	16,174
Tesla, Inc.* (Automobile Components)	2,888	722,635
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	950	151,060
Textron, Inc. (Aerospace & Defense)	207	16,175
The AES Corp. (Independent Power and Renewable Electricity Producers)	700	10,640
The Allstate Corp. (Insurance)	274	30,526
The Bank of New York Mellon Corp. (Capital Markets)	815	34,760
The Boeing Co.* (Aerospace & Defense)	593	113,666
The Charles Schwab Corp. (Capital Markets)	1,555	85,370
The Cigna Group (Health Care Providers & Services)	310	88,682
The Clorox Co. (Household Products)	130	17,038
The Coca-Cola Co. (Beverages)	4,071	227,895
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	52	16,537
The Estee Lauder Cos., Inc. (Personal Care Products)	243	35,126
The Goldman Sachs Group, Inc. (Capital Markets)	345	111,632
The Hartford Financial Services Group, Inc. (Insurance)	320	22,691
The Hershey Co. (Food Products)	157	31,413
The Home Depot, Inc. (Specialty Retail)	1,052	317,873
The Interpublic Group of Cos., Inc. (Media)	403	11,550
The JM Smucker Co. (Food Products)	107	13,151
The Kraft Heinz Co. (Food Products)	835	28,089
The Kroger Co. (Consumer Staples Distribution & Retail)	691	30,922
The Mosaic Co. (Chemicals)	348	12,389
The PNC Financial Services Group, Inc. (Banks)	417	51,195
The Procter & Gamble Co. (Household Products)	2,466	359,691
The Progressive Corp. (Insurance)	612	85,252
The Sherwin-Williams Co. (Chemicals)	247	62,997
The Southern Co. (Electric Utilities)	1,141	73,845
The TJX Cos., Inc. (Specialty Retail)	1,202	106,834
The Travelers Cos., Inc. (Insurance)	239	39,031
The Walt Disney Co.* (Entertainment)	1,914	155,130
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,272	42,854
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	404	204,492
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	541	75,767
Tractor Supply Co. (Specialty Retail)	114	23,148
Trane Technologies PLC (Building Products)	239	48,495
TransDigm Group, Inc.* (Aerospace & Defense)	58	48,902
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	260	14,004
Truist Financial Corp. (Banks)	1,393	39,854
Tyler Technologies, Inc.* (Software)	44	16,990
Tyson Foods, Inc. - Class A (Food Products)	299	15,097
U.S. Bancorp (Banks)	1,629	53,855
UDR, Inc. (Residential REITs)	317	11,307
Ulta Beauty, Inc.* (Specialty Retail)	52	20,771
Union Pacific Corp. (Ground Transportation)	637	129,713
United Airlines Holdings, Inc.* (Passenger Airlines)	343	14,509
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	757	117,993
United Rentals, Inc. (Trading Companies & Distributors)	71	31,564
UnitedHealth Group, Inc. (Health Care Providers & Services)	969	488,560
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	65	8,172
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	369	52,291
Ventas, Inc. (Health Care REITs)	421	17,737
VeriSign, Inc.* (IT Services)	94	19,038
Verisk Analytics, Inc. (Professional Services)	152	35,908
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,397	142,506
Vertex Pharmaceuticals, Inc.* (Biotechnology)	270	93,890

September 30, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
VF Corp. (Textiles, Apparel & Luxury Goods)	346	$6,114
Viatris, Inc. (Pharmaceuticals)	1,255	12,374
VICI Properties, Inc. (Specialized REITs)	1,060	30,846
Visa, Inc. - Class A (Financial Services)	1,681	386,647
Vulcan Materials Co. (Construction Materials)	139	28,081
W.R. Berkley Corp. (Insurance)	213	13,523
W.W. Grainger, Inc. (Trading Companies & Distributors)	47	32,516
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	749	16,658
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,493	238,775
Warner Bros. Discovery, Inc.* (Entertainment)	2,320	25,195
Waste Management, Inc. (Commercial Services & Supplies)	386	58,842
Waters Corp.* (Life Sciences Tools & Services)	62	17,001
WEC Energy Group, Inc. (Multi-Utilities)	330	26,582
Wells Fargo & Co. (Banks)	3,827	156,371
Welltower, Inc. (Health Care REITs)	543	44,482
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	77	28,891
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	335	15,286
Westinghouse Air Brake Technologies Corp. (Machinery)	187	19,872
Westrock Co. (Containers & Packaging)	268	9,594
Weyerhaeuser Co. (Specialized REITs)	764	23,424
Whirlpool Corp. (Household Durables)	57	7,621
Willis Towers Watson PLC (Insurance)	110	22,986
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	101	9,333
Xcel Energy, Inc. (Electric Utilities)	577	33,016
Xylem, Inc. (Machinery)	252	22,940
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	293	36,607
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	54	12,773
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	219	24,576
Zions Bancorp NA (Banks)	155	5,408
Zoetis, Inc. (Pharmaceuticals)	481	83,684
TOTAL COMMON STOCKS (Cost $11,710,070)		37,586,669

Repurchase Agreements(b)(c) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $11,888,168	$11,873,000	$11,873,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,873,000)		11,873,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(e)	76,560	$76,560
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $76,560)		76,560
TOTAL INVESTMENT SECURITIES (Cost $23,659,630) - 100.7%		49,536,229
Net other assets (liabilities) - (0.7)%		(319,758)
NET ASSETS - 100.0%		$49,216,471

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $74,786.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $1,311,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
REIT	Real Estate Investment Trust

:: ProFund VP Bull :: September 30, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	12/18/23	$2,595,300	$(116,994)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/23	5.93%	$3,413,287	$5,900
S&P 500	UBS AG	10/27/23	5.83%	5,711,683	17,837
				$9,124,970	$23,737

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Bull ::

ProFund VP Bull invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$578,692	1.2%
Air Freight & Logistics	210,380	0.4%
Automobile Components	860,264	1.7%
Banks	1,130,534	2.3%
Beverages	612,125	1.2%
Biotechnology	794,922	1.6%
Broadline Retail	1,240,148	2.5%
Building Products	165,480	0.3%
Capital Markets	1,066,863	2.2%
Chemicals	632,730	1.3%
Commercial Services & Supplies	181,386	0.4%
Communications Equipment	344,285	0.7%
Construction & Engineering	28,435	0.1%
Construction Materials	54,762	0.1%
Consumer Finance	165,549	0.3%
Consumer Staples Distribution & Retail	684,316	1.4%
Containers & Packaging	87,699	0.2%
Distributors	49,687	0.1%
Diversified REITs	6,979	NM
Diversified Telecommunication Services	254,826	0.5%
Electric Utilities	597,732	1.2%
Electrical Equipment	223,684	0.5%
Electronic Equipment, Instruments & Components	217,180	0.4%
Energy Equipment & Services	162,002	0.3%
Entertainment	492,084	1.0%
Financial Services	1,623,606	3.3%
Food Products	369,150	0.8%
Gas Utilities	16,419	NM
Ground Transportation	295,412	0.6%
Health Care Equipment & Supplies	971,861	2.0%
Health Care Providers & Services	1,124,577	2.3%
Health Care REITs	72,721	0.1%
Hotel & Resort REITs	11,956	NM
Hotels, Restaurants & Leisure	805,723	1.6%
Household Durables	127,898	0.3%
Household Products	504,569	1.0%
Independent Power and Renewable Electricity Producers	10,640	NM
Industrial Conglomerates	308,034	0.6%
Industrial REITs	108,395	0.2%
Insurance	816,654	1.7%
Interactive Media & Services	2,217,542	4.5%
IT Services	456,394	0.9%
Leisure Products	8,995	NM
Life Sciences Tools & Services	585,523	1.2%
Machinery	671,974	1.3%
Media	293,736	0.6%
Metals & Mining	144,768	0.3%
Multi-Utilities	257,619	0.5%
Office REITs	25,298	0.1%
Oil, Gas & Consumable Fuels	1,612,496	3.3%
Passenger Airlines	69,955	0.1%
Personal Care Products	71,330	0.1%
Pharmaceuticals	1,545,514	3.1%
Professional Services	332,355	0.7%
Real Estate Management & Development	23,931	NM
Residential REITs	117,667	0.2%
Retail REITs	95,574	0.2%
Semiconductors & Semiconductor Equipment	2,785,651	5.7%
Software	3,796,539	7.9%
Specialized REITs	397,204	0.9%
Specialty Retail	775,610	1.6%
Technology Hardware, Storage & Peripherals	2,724,020	5.5%
Textiles, Apparel & Luxury Goods	140,436	0.3%
Tobacco	228,395	0.5%
Trading Companies & Distributors	96,756	0.2%
Water Utilities	25,261	0.1%
Wireless Telecommunication Services	75,767	0.2%
Other**	11,629,802	23.6%
Total	$49,216,471	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Communication Services (formerly ProFund VP Telecommunications) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,296	$308,604
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,133	802,564
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,216	687,730
AT&T, Inc. (Diversified Telecommunication Services)	21,088	316,742
Charter Communications, Inc.* - Class A (Media)	719	316,230
Comcast Corp. - Class A (Media)	6,744	299,029
Electronic Arts, Inc. (Entertainment)	1,893	227,917
Fox Corp. - Class A (Media)	1,950	60,840
Fox Corp. - Class B (Media)	1,014	29,284
Live Nation Entertainment, Inc.* (Entertainment)	1,089	90,431
Match Group, Inc.* (Interactive Media & Services)	2,137	83,717
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	5,210	1,564,094
Netflix, Inc.* (Entertainment)	686	259,034
News Corp. - Class A (Media)	2,926	58,696
News Corp. - Class B (Media)	888	18,533
Omnicom Group, Inc. (Media)	1,518	113,061
Paramount Global - Class B (Media)	3,706	47,807
Take-Two Interactive Software, Inc.* (Entertainment)	1,213	170,293
The Interpublic Group of Cos., Inc. (Media)	2,957	84,748
The Walt Disney Co.* (Entertainment)	3,722	301,668
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,206	308,950
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,078	294,218
Warner Bros. Discovery, Inc.* (Entertainment)	17,041	185,065
TOTAL COMMON STOCKS (Cost $5,439,781)		6,629,255

Repurchase Agreements(a) (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $184,233	$184,000	$184,000
TOTAL REPURCHASE AGREEMENTS (Cost $184,000)		184,000
TOTAL INVESTMENT SECURITIES (Cost $5,623,781) - 101.4%		6,813,255
Net other assets (liabilities) - (1.4)%		(93,881)
NET ASSETS - 100.0%		$6,719,374

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Communication Services (formerly ProFund VP Telecommunications) :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$95,108	$675

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$610,960	9.1%
Entertainment	1,543,012	23.0%
Interactive Media & Services	3,138,105	46.7%
Media	1,028,228	15.3%
Wireless Telecommunication Services	308,950	4.6%
Other**	90,119	1.3%
Total	$6,719,374	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,879	$395,028
Amazon.com, Inc.* (Broadline Retail)	35,798	4,550,642
Aptiv PLC* (Automobile Components)	1,908	188,110
AutoZone, Inc.* (Specialty Retail)	123	312,419
Bath & Body Works, Inc. (Specialty Retail)	1,546	52,255
Best Buy Co., Inc. (Specialty Retail)	1,312	91,145
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	241	743,232
BorgWarner, Inc. (Automobile Components)	1,587	64,067
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,453	67,347
CarMax, Inc.* (Specialty Retail)	1,068	75,540
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,797	93,255
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	186	340,720
D.R. Horton, Inc. (Household Durables)	2,056	220,959
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	816	116,868
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	237	89,773
eBay, Inc. (Broadline Retail)	3,592	158,371
Etsy, Inc.* (Broadline Retail)	830	53,601
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	931	95,958
Ford Motor Co. (Automobile Components)	26,532	329,527
Garmin, Ltd. (Household Durables)	1,035	108,882
General Motors Co. (Automobile Components)	9,286	306,159
Genuine Parts Co. (Distributors)	949	137,017
Hasbro, Inc. (Leisure Products)	880	58,203
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,765	265,068
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,218	101,673
Lennar Corp. - Class A (Household Durables)	1,705	191,352
LKQ Corp. (Distributors)	1,806	89,415
Lowe's Cos., Inc. (Specialty Retail)	3,954	821,799
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,692	332,553
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,468	913,609
MGM Resorts International (Hotels, Restaurants & Leisure)	1,894	69,623
Mohawk Industries, Inc.* (Household Durables)	357	30,634
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	8,268	790,586
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,870	47,298
NVR, Inc.* (Household Durables)	22	131,193
O'Reilly Automotive, Inc.* (Specialty Retail)	407	369,906
Pool Corp. (Distributors)	264	94,010
PulteGroup, Inc. (Household Durables)	1,481	109,668
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	272	31,576
Ross Stores, Inc. (Specialty Retail)	2,299	259,672
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,592	146,687
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,731	705,608
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,565	44,994
Tesla, Inc.* (Automobile Components)	16,440	4,113,618
The Home Depot, Inc. (Specialty Retail)	2,946	890,162
The TJX Cos., Inc. (Specialty Retail)	7,757	689,442
Tractor Supply Co. (Specialty Retail)	736	149,445
Ulta Beauty, Inc.* (Specialty Retail)	337	134,615
VF Corp. (Textiles, Apparel & Luxury Goods)	2,228	39,369
Whirlpool Corp. (Household Durables)	372	49,736
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	655	60,529
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,891	236,262
TOTAL COMMON STOCKS (Cost $14,267,544)		20,559,180

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $289,368	$289,000	$289,000
TOTAL REPURCHASE AGREEMENTS (Cost $289,000)		289,000
TOTAL INVESTMENT SECURITIES (Cost $14,556,544) - 100.3%		20,848,180
Net other assets (liabilities) - (0.3)%		(58,511)
NET ASSETS - 100.0%		$20,789,669

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services) :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$256,989	$(102)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Automobile Components	$5,001,481	24.0%
Broadline Retail	4,762,614	22.9%
Distributors	320,442	1.5%
Hotels, Restaurants & Leisure	4,821,091	23.2%
Household Durables	842,424	4.1%
Leisure Products	58,203	0.3%
Specialty Retail	3,846,400	18.5%
Textiles, Apparel & Luxury Goods	906,525	4.4%
Other**	230,489	1.1%
Total	$20,789,669	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.3%)

	Shares	Value
Altria Group, Inc. (Tobacco)	8,671	$364,616
Archer-Daniels-Midland Co. (Food Products)	2,620	197,600
Brown-Forman Corp. - Class B (Beverages)	894	51,575
Bunge, Ltd. (Food Products)	736	79,672
Campbell Soup Co. (Food Products)	961	39,478
Church & Dwight Co., Inc. (Household Products)	1,202	110,139
Colgate-Palmolive Co. (Household Products)	4,040	287,284
Conagra Brands, Inc. (Food Products)	2,335	64,026
Constellation Brands, Inc. - Class A (Beverages)	788	198,048
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,877	1,060,430
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,071	113,312
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,023	108,898
General Mills, Inc. (Food Products)	2,860	183,011
Hormel Foods Corp. (Food Products)	1,415	53,812
Kellogg Co. (Food Products)	1,288	76,649
Kenvue, Inc. (Personal Care Products)	8,422	169,114
Keurig Dr Pepper, Inc. (Beverages)	4,916	155,198
Kimberly-Clark Corp. (Household Products)	1,653	199,765
Lamb Weston Holding, Inc. (Food Products)	712	65,832
McCormick & Co., Inc. (Food Products)	1,228	92,886
Molson Coors Beverage Co. - Class B (Beverages)	906	57,613
Mondelez International, Inc. - Class A (Food Products)	6,646	461,232
Monster Beverage Corp.* (Beverages)	3,635	192,473
PepsiCo, Inc. (Beverages)	5,831	988,005
Philip Morris International, Inc. (Tobacco)	4,978	460,863
Sysco Corp. (Consumer Staples Distribution & Retail)	2,469	163,077
Target Corp. (Consumer Staples Distribution & Retail)	2,255	249,335
The Clorox Co. (Household Products)	604	79,160
The Coca-Cola Co. (Beverages)	7,994	447,504
The Estee Lauder Cos., Inc. (Personal Care Products)	1,133	163,775
The Hershey Co. (Food Products)	733	146,659
The JM Smucker Co. (Food Products)	500	61,455
The Kraft Heinz Co. (Food Products)	3,901	131,230
The Kroger Co. (Consumer Staples Distribution & Retail)	3,227	144,408
The Procter & Gamble Co. (Household Products)	9,986	1,456,559
Tyson Foods, Inc. - Class A (Food Products)	1,396	70,484
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	3,500	77,840
Walmart, Inc. (Consumer Staples Distribution & Retail)	6,046	966,937
TOTAL COMMON STOCKS (Cost $5,953,055)		9,989,954

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $176,222	$176,000	$176,000
TOTAL REPURCHASE AGREEMENTS (Cost $176,000)		176,000
TOTAL INVESTMENT SECURITIES (Cost $6,129,055) - 100.0%		10,165,954
Net other assets (liabilities) - NM		(3,760)
NET ASSETS - 100.0%		$10,162,194

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

:: ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods) :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$191,630	$(2,045)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Staples invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Beverages	$2,090,416	20.6%
Consumer Staples Distribution & Retail	2,884,237	28.3%
Food Products	1,724,026	17.0%
Household Products	2,132,907	21.0%
Personal Care Products	332,889	3.3%
Tobacco	825,479	8.1%
Other**	172,240	1.7%
Total	$10,162,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $296,369	$296,000	$296,000
TOTAL REPURCHASE AGREEMENTS (Cost $296,000)		296,000
TOTAL INVESTMENT SECURITIES (Cost $296,000) - 100.3%		296,000
Net other assets (liabilities) - (0.3)%		(858)
NET ASSETS - 100.0%		$295,142

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/23	5.93%	$238,782	$(384)
Dow Jones Industrial Average	UBS AG	10/27/23	5.48%	55,639	(88)
				$294,421	$(472)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (93.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	23,039	$1,998,402
Ambev S.A.ADR (Beverages)	56,482	145,724
Ambrx Biopharma, Inc.*ADR (Biotechnology)	545	6,267
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	13,332	230,910
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,855	164,350
Baidu, Inc.*ADR (Interactive Media & Services)	3,632	487,959
Banco Bradesco S.A.ADR (Banks)	68,016	193,846
Banco Bradesco S.A.ADR(a) (Banks)	19,111	51,217
Banco de ChileADR(a) (Banks)	2,781	56,176
Beigene, Ltd.*ADR (Biotechnology)	780	140,299
Belite Bio, Inc.*ADR (Pharmaceuticals)	94	2,970
Cemex S.A.B. de C.V.*ADR (Construction Materials)	19,383	125,990
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	13,237	96,762
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,867	174,920
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	673	52,790
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,559	104,250
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,352	256,721
Gerdau S.A.ADR (Metals & Mining)	14,809	70,639
Gold Fields, Ltd.ADR (Metals & Mining)	11,441	124,250
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	502	82,514
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	234	57,496
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	1,796	70,816
HDFC Bank, Ltd.ADR (Banks)	22,195	1,309,727
ICICI Bank, Ltd.ADR (Banks)	33,155	766,544
Infosys, Ltd.ADR (IT Services)	45,092	771,524
Itau Unibanco Holding S.A.ADR (Banks)	62,049	333,203
JD.com, Inc.ADR (Broadline Retail)	15,737	458,419
KB Financial Group, Inc.ADR (Banks)	4,805	197,534
KE Holdings, Inc.ADR (Real Estate Management & Development)	8,659	134,388
NetEase, Inc.ADR (Entertainment)	4,778	478,564
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,915	112,123
NIO, Inc.*ADR(a) (Automobiles)	17,899	161,807
PDD Holdings, Inc.*ADR (Broadline Retail)	8,178	802,016
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	23,824	357,122
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	3,812	390,730
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,089	146,745
Sasol, Ltd.ADR (Chemicals)	7,391	101,035
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,305	167,019
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	9,061	55,906
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,829	109,137
Suzano S.A.ADR (Paper & Forest Products)	9,495	102,071
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	38,187	3,318,450
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,115	248,812
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	29,778	210,233
Vale S.A.ADR (Metals & Mining)	46,496	623,047
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	3,604	57,700
Wipro, Ltd.ADR(a) (IT Services)	18,048	87,352
Woori Financial Group, Inc.ADR(a) (Banks)	2,766	75,844
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,565	134,506
TOTAL COMMON STOCKS (Cost $9,504,978)		16,406,826

Preferred Stock (2.3%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	29,410	403,211
TOTAL PREFERRED STOCK (Cost $64,297)		403,211

Repurchase Agreements(b)(c) (4.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $771,979	$771,000	$771,000
TOTAL REPURCHASE AGREEMENTS (Cost $771,000)		771,000

Collateral for Securities Loaned(d) (6.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(e)	1,103,756	$1,103,756
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,103,756)		1,103,756
TOTAL INVESTMENT SECURITIES (Cost $11,444,031) - 106.6%		18,684,793
Net other assets (liabilities) - (6.6)%		(1,161,294)
NET ASSETS - 100.0%		$17,523,499

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,077,094.

:: ProFund VP Emerging Markets :: September 30, 2023

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $277,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/23	5.93%	$676,536	$9,108
S&P Emerging 50 ADR Index (USD)	UBS AG	10/27/23	5.83%	115,520	1,115
				$792,056	$10,223

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$134,506	0.8%
Automobiles	161,807	0.9%
Banks	3,151,110	17.9%
Beverages	455,235	2.6%
Biotechnology	146,566	0.9%
Broadline Retail	3,316,537	19.0%
Chemicals	210,172	1.2%
Construction Materials	125,990	0.7%
Diversified Consumer Services	112,123	0.6%
Diversified Telecommunication Services	321,665	1.8%
Electric Utilities	96,762	0.6%
Entertainment	478,564	2.7%
Hotels, Restaurants & Leisure	319,628	1.8%
Interactive Media & Services	487,959	2.8%
IT Services	858,876	4.9%
Metals & Mining	1,264,572	7.2%
Oil, Gas & Consumable Fuels	760,333	4.3%
Paper & Forest Products	102,071	0.6%
Pharmaceuticals	107,220	0.6%
Real Estate Management & Development	134,388	0.8%
Semiconductors & Semiconductor Equipment	3,693,033	21.1%
Transportation Infrastructure	140,010	0.8%
Wireless Telecommunication Services	230,910	1.3%
Other**	713,462	4.1%
Total	$17,523,499	100.0%

September 30, 2023 :: ProFund VP Emerging Markets ::

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2023:

	Value	% of Net Assets
Brazil	$2,376,842	13.6%
Chile	165,313	0.9%
China	4,483,795	25.6%
India	3,039,397	17.3%
Indonesia	146,745	0.8%
Ireland	802,016	4.6%
Mexico	806,421	4.6%
South Africa	281,191	1.6%
South Korea	831,127	4.7%
Taiwan	3,867,953	22.1%
United States	9,237	0.1%
Other**	713,462	4.1%
Total	$17,523,499	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Energy (formerly ProFund VP Oil  & Gas) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	11,042	$453,826
Baker Hughes Co. (Energy Equipment & Services)	36,285	1,281,586
Chevron Corp. (Oil, Gas & Consumable Fuels)	56,046	9,450,476
ConocoPhillips (Oil, Gas & Consumable Fuels)	18,671	2,236,786
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	27,221	736,328
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	23,025	1,098,293
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	6,426	995,259
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	18,393	2,331,497
EQT Corp. (Oil, Gas & Consumable Fuels)	12,997	527,418
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	101,289	11,909,560
Halliburton Co. (Energy Equipment & Services)	32,292	1,307,826
Hess Corp. (Oil, Gas & Consumable Fuels)	9,928	1,518,984
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	69,666	1,155,062
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	21,768	582,294
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,369	2,174,604
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23,845	1,547,064
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	20,799	1,319,281
Phillips 66 (Oil, Gas & Consumable Fuels)	16,003	1,922,760
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	8,379	1,923,399
Schlumberger N.V. (Energy Equipment & Services)	38,081	2,220,123
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,040	689,189
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	43,716	1,472,792
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	12,691	1,798,442
TOTAL COMMON STOCKS (Cost $17,643,004)		50,652,849

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $1,092,391	$1,091,000	$1,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,091,000)		1,091,000
TOTAL INVESTMENT SECURITIES (Cost $18,734,004) - 100.0%		51,743,849
Net other assets (liabilities) - NM		8,131
NET ASSETS - 100.0%		$51,751,980

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

:: ProFund VP Energy (formerly ProFund VP Oil  & Gas) :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$1,056,331	$(195)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$4,809,535	9.3%
Oil, Gas & Consumable Fuels	45,843,314	88.6%
Other**	1,099,131	2.1%
Total	$51,751,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	9,359	$517,553
ArcelorMittal SANYS (Metals & Mining)	11,822	295,904
Argenx SE*ADR (Biotechnology)	821	403,628
Ascendis Pharma A/S*ADR (Biotechnology)	2,299	215,278
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,314	773,500
AstraZeneca PLCADR (Pharmaceuticals)	8,210	555,981
Barclays PLCADR (Banks)	42,692	332,571
BioNTech SE*ADR (Biotechnology)	1,149	124,827
BP PLCADR (Oil, Gas & Consumable Fuels)	15,106	584,904
British American Tobacco PLCADR (Tobacco)	11,986	376,480
CRH PLC* (Construction Materials)	8,210	449,333
Diageo PLCADR(a) (Beverages)	2,791	416,361
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	14,942	489,948
GSK PLCADR (Pharmaceuticals)	8,538	309,503
HSBC Holdings PLCADR(a) (Banks)	15,599	615,536
ING Groep N.V.ADR (Banks)	30,212	398,194
Koninklijke Philips N.V.*NYS(a) (Health Care Equipment & Supplies)	18,883	376,527
National Grid PLCADR (Multi-Utilities)	6,075	368,327
Nokia OyjADR (Communications Equipment)	68,635	256,695
Novo Nordisk A/SADR (Pharmaceuticals)	12,151	1,105,012
RELX PLCADR (Professional Services)	13,957	470,351
Rio Tinto PLCADR (Metals & Mining)	7,717	491,110
Ryanair Holdings PLC*ADR (Passenger Airlines)	3,941	383,105
SanofiADR (Pharmaceuticals)	6,075	325,863
SAP SEADR(a) (Software)	4,926	637,031
Shell PLCADR (Oil, Gas & Consumable Fuels)	10,673	687,129
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	51,394	249,775
Tenaris S.A.ADR (Energy Equipment & Services)	8,703	275,015
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	10,673	701,856
Vodafone Group PLCADR (Wireless Telecommunication Services)	31,854	301,976
TOTAL COMMON STOCKS (Cost $8,417,913)		13,489,273

Collateral for Securities Loaned(b) (23.3%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(c)	3,143,368	3,143,368
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,143,368)		3,143,368
TOTAL INVESTMENT SECURITIES (Cost $11,561,281) - 123.3%		16,632,641
Net other assets (liabilities) - (23.3)%		(3,144,124)
NET ASSETS - 100.0%		$13,488,517

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $3,087,348.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: September 30, 2023

ProFund VP Europe 30 invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Banks	$1,346,301	10.1%
Beverages	933,914	6.9%
Biotechnology	743,733	5.5%
Communications Equipment	506,470	3.8%
Construction Materials	449,333	3.4%
Energy Equipment & Services	275,015	2.0%
Health Care Equipment & Supplies	376,527	2.8%
Metals & Mining	787,014	5.8%
Multi-Utilities	368,327	2.7%
Oil, Gas & Consumable Fuels	2,463,837	18.3%
Passenger Airlines	383,105	2.8%
Pharmaceuticals	2,296,359	17.0%
Professional Services	470,351	3.5%
Semiconductors & Semiconductor Equipment	773,500	5.7%
Software	637,031	4.7%
Tobacco	376,480	2.8%
Wireless Telecommunication Services	301,976	2.2%
Other**	(756)	NM
Total	$13,488,517	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2023:

	Value	% of Net Assets
Belgium	$517,553	3.8%
Denmark	1,320,290	9.8%
Finland	256,695	1.9%
France	1,027,719	7.6%
Germany	761,858	5.6%
Ireland	832,438	6.2%
Luxembourg	570,919	4.2%
Netherlands	1,951,849	14.5%
Norway	489,948	3.6%
Sweden	249,775	1.9%
United Kingdom	5,510,229	40.9%
Other**	(756)	NM
Total	$13,488,517	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2023 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $646,820	$646,000	$646,000
TOTAL REPURCHASE AGREEMENTS (Cost $646,000)		646,000
TOTAL INVESTMENT SECURITIES (Cost $646,000) - 102.3%		646,000
Net other assets (liabilities) - (2.3)%		(14,192)
NET ASSETS - 100.0%		$631,808

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $56,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Falling U.S. Dollar :: September 30, 2023

As of September 30, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$32,012	British pound	25,870	10/6/23	$31,560	$452
U.S. dollar	25,227	Canadian dollar	33,923	10/6/23	24,981	246
U.S. dollar	154,556	Euro	144,779	10/6/23	153,085	1,471
U.S. dollar	36,417	Japanese yen	5,375,232	10/6/23	36,013	404
U.S. dollar	11,310	Swedish krona	126,036	10/6/23	11,543	(233)
U.S. dollar	9,590	Swiss franc	8,612	10/6/23	9,417	173
Total Short Contracts	$269,112				$266,599	$2,513
Long:
British pound	42,720	U.S. dollar	$53,554	10/6/23	$52,116	$(1,438)
Canadian dollar	69,425	U.S. dollar	50,962	10/6/23	51,124	162
Euro	159,808	U.S. dollar	171,847	10/6/23	168,976	(2,871)
Japanese yen	14,330,165	U.S. dollar	97,821	10/6/23	96,010	(1,811)
Swedish krona	305,776	U.S. dollar	27,632	10/6/23	28,003	371
Swiss franc	13,549	U.S. dollar	15,247	10/6/23	14,816	(431)
Total Long Contracts			$417,063		$411,045	$(6,018)

As of September 30, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$36,180	British pound	29,206	10/6/23	$35,629	$551
U.S. dollar	28,542	Canadian dollar	38,412	10/6/23	28,286	256
U.S. dollar	175,158	Euro	163,996	10/6/23	173,404	1,754
U.S. dollar	41,458	Japanese yen	6,116,813	10/6/23	40,982	476
U.S. dollar	12,913	Swedish krona	143,654	10/6/23	13,156	(243)
U.S. dollar	10,873	Swiss franc	9,756	10/6/23	10,668	205
Total Short Contracts	$305,124				$302,125	$2,999
Long:
British pound	74,024	U.S. dollar	$92,233	10/6/23	$90,305	$(1,928)
Canadian dollar	80,535	U.S. dollar	59,312	10/6/23	59,305	(7)
Euro	493,566	U.S. dollar	529,688	10/6/23	521,882	(7,806)
Japanese yen	9,967,447	U.S. dollar	67,832	10/6/23	66,781	(1,051)
Swedish krona	253,764	U.S. dollar	22,862	10/6/23	23,240	378
Swiss franc	25,631	U.S. dollar	28,704	10/6/23	28,028	(676)
Total Long Contracts			$800,631		$789,541	$(11,090)

			Total unrealized appreciation			$6,899
			Total unrealized (depreciation)			(18,495)
			Total net unrealized appreciation/(depreciation)			$(11,596)

September 30, 2023 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares		Value
Aflac, Inc. (Insurance)	2,662		$204,309
American Express Co. (Consumer Finance)	2,865		427,428
American International Group, Inc. (Insurance)	3,506		212,464
Ameriprise Financial, Inc. (Capital Markets)	505		166,488
Aon PLC - Class A (Insurance)	999		323,896
Arch Capital Group, Ltd.* (Insurance)	1,837		146,427
Arthur J. Gallagher & Co. (Insurance)	1,061		241,834
Assurant, Inc. (Insurance)	261		37,474
Bank of America Corp. (Banks)	34,046		932,179
Berkshire Hathaway, Inc.* - Class B (Financial Services)	8,981		3,146,044
BlackRock, Inc. (Capital Markets)	691		446,725
Blackstone, Inc. - Class A (Capital Markets)	3,495		374,454
Brown & Brown, Inc. (Insurance)	1,159		80,945
Capital One Financial Corp. (Consumer Finance)	1,878		182,260
Cboe Global Markets, Inc. (Capital Markets)	520		81,229
Chubb, Ltd. (Insurance)	2,023		421,148
Cincinnati Financial Corp. (Insurance)	772		78,968
Citigroup, Inc. (Banks)	9,484		390,077
Citizens Financial Group, Inc. (Banks)	2,326		62,337
CME Group, Inc. (Capital Markets)	1,772		354,790
Comerica, Inc. (Banks)	649		26,966
Discover Financial Services (Consumer Finance)	1,231		106,642
Everest Group, Ltd. (Insurance)	214		79,537
FactSet Research Systems, Inc. (Capital Markets)	188		82,205
Fidelity National Information Services, Inc. (Financial Services)	2,918		161,278
Fifth Third Bancorp (Banks)	3,353		84,931
First Horizon Corp. (Banks)	—	(a)	4
Fiserv, Inc.* (Financial Services)	3,002		339,106
FleetCor Technologies, Inc.* (Financial Services)	364		92,944
Franklin Resources, Inc. (Capital Markets)	1,401		34,437
Global Payments, Inc. (Financial Services)	1,281		147,815
Globe Life, Inc. (Insurance)	428		46,536
Huntington Bancshares, Inc. (Banks)	7,130		74,152
Intercontinental Exchange, Inc. (Capital Markets)	2,819		310,146
Invesco, Ltd. (Capital Markets)	2,209		32,075
Jack Henry & Associates, Inc. (Professional Services)	359		54,259
JPMorgan Chase & Co. (Banks)	14,313		2,075,672
KeyCorp (Banks)	4,609		49,593
Loews Corp. (Insurance)	911		57,675
M&T Bank Corp. (Banks)	817		103,310
MarketAxess Holdings, Inc. (Capital Markets)	186		39,737
Marsh & McLennan Cos., Inc. (Insurance)	2,433		463,001
Mastercard, Inc. - Class A (Financial Services)	4,097		1,622,043
MetLife, Inc. (Insurance)	3,111		195,713
Moody's Corp. (Capital Markets)	777		245,664
Morgan Stanley (Capital Markets)	6,283		513,133
MSCI, Inc. (Capital Markets)	389		199,588
Nasdaq, Inc. (Capital Markets)	1,670		81,145
Northern Trust Corp. (Capital Markets)	1,019		70,800
PayPal Holdings, Inc.* (Financial Services)	5,408		316,152
Principal Financial Group, Inc. (Insurance)	1,095		78,917
Prudential Financial, Inc. (Insurance)	1,788		169,663
Raymond James Financial, Inc. (Capital Markets)	926		92,998
Regions Financial Corp. (Banks)	4,621		79,481
S&P Global, Inc. (Capital Markets)	1,603		585,752
State Street Corp. (Capital Markets)	1,569		105,060
Synchrony Financial (Consumer Finance)	2,059		62,944
T. Rowe Price Group, Inc. (Capital Markets)	1,105		115,881
The Allstate Corp. (Insurance)	1,288		143,496
The Bank of New York Mellon Corp. (Capital Markets)	3,835		163,563
The Charles Schwab Corp. (Capital Markets)	7,323		402,033
The Goldman Sachs Group, Inc. (Capital Markets)	1,624		525,478
The Hartford Financial Services Group, Inc. (Insurance)	1,506		106,790
The PNC Financial Services Group, Inc. (Banks)	1,961		240,752
The Progressive Corp. (Insurance)	2,883		401,602
The Travelers Cos., Inc. (Insurance)	1,127		184,050
Truist Financial Corp. (Banks)	6,560		187,682
U.S. Bancorp (Banks)	7,668		253,504
Visa, Inc. - Class A (Financial Services)	7,913		1,820,069
W.R. Berkley Corp. (Insurance)	1,002		63,617
Wells Fargo & Co. (Banks)	18,019		736,256
Willis Towers Watson PLC (Insurance)	516		107,823
Zions Bancorp NA (Banks)	730		25,470
TOTAL COMMON STOCKS (Cost $6,808,991)			22,670,616

Repurchase Agreements(b) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $326,416	$326,000	$326,000
TOTAL REPURCHASE AGREEMENTS (Cost $326,000)		326,000
TOTAL INVESTMENT SECURITIES (Cost $7,134,991) - 100.4%		22,996,616
Net other assets (liabilities) - (0.4)%		(94,462)
NET ASSETS - 100.0%		$22,902,154

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Financials :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$321,694	$(4,806)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Banks	$5,322,366	23.2%
Capital Markets	5,023,381	21.9%
Consumer Finance	779,274	3.4%
Financial Services	7,645,451	33.5%
Insurance	3,845,885	16.8%
Professional Services	54,259	0.2%
Other**	231,538	1.0%
Total	$22,902,154	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	12,878	$1,247,235
AbbVie, Inc. (Biotechnology)	13,098	1,952,388
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,192	245,109
Align Technology, Inc.* (Health Care Equipment & Supplies)	529	161,514
AmerisourceBergen Corp. (Health Care Providers & Services)	1,237	222,623
Amgen, Inc. (Biotechnology)	3,970	1,066,977
Baxter International, Inc. (Health Care Equipment & Supplies)	3,757	141,789
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,153	556,615
Biogen, Inc.* (Biotechnology)	1,075	276,286
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	155	55,560
Bio-Techne Corp. (Life Sciences Tools & Services)	1,168	79,506
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,865	573,672
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,502	899,736
Cardinal Health, Inc. (Health Care Providers & Services)	1,889	164,003
Catalent, Inc.* (Pharmaceuticals)	1,337	60,874
Centene Corp.* (Health Care Providers & Services)	4,018	276,760
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	381	74,668
CVS Health Corp. (Health Care Providers & Services)	9,531	665,454
Danaher Corp. (Life Sciences Tools & Services)	4,877	1,209,984
DaVita, Inc.* (Health Care Providers & Services)	399	37,717
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,570	53,631
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,878	268,517
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,511	312,522
Elevance Health, Inc. (Health Care Providers & Services)	1,749	761,550
Eli Lilly & Co. (Pharmaceuticals)	5,917	3,178,197
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,902	197,452
Gilead Sciences, Inc. (Biotechnology)	9,246	692,895
HCA Healthcare, Inc. (Health Care Providers & Services)	1,493	367,248
Henry Schein, Inc.* (Health Care Providers & Services)	969	71,948
Hologic, Inc.* (Health Care Equipment & Supplies)	1,817	126,100
Humana, Inc. (Health Care Providers & Services)	919	447,112
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	616	269,358
Illumina, Inc.* (Life Sciences Tools & Services)	1,174	161,167
Incyte Corp.* (Biotechnology)	1,380	79,723
Insulet Corp.* (Health Care Equipment & Supplies)	518	82,616
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,607	762,001
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,359	267,383
Johnson & Johnson (Pharmaceuticals)	17,870	2,783,253
Laboratory Corp. of America Holdings (Health Care Providers & Services)	658	132,291
McKesson Corp. (Health Care Providers & Services)	1,001	435,285
Medtronic PLC (Health Care Equipment & Supplies)	9,878	774,041
Merck & Co., Inc. (Pharmaceuticals)	18,829	1,938,446
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	162	179,507
Moderna, Inc.* (Biotechnology)	2,457	253,784
Molina Healthcare, Inc.* (Health Care Providers & Services)	432	141,648
Organon & Co. (Pharmaceuticals)	1,895	32,897
Pfizer, Inc. (Pharmaceuticals)	41,896	1,389,690
Quest Diagnostics, Inc. (Health Care Providers & Services)	833	101,509
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	792	651,784
ResMed, Inc. (Health Care Equipment & Supplies)	1,090	161,178
Revvity, Inc. (Life Sciences Tools & Services)	921	101,955
STERIS PLC (Health Care Equipment & Supplies)	732	160,615
Stryker Corp. (Health Care Equipment & Supplies)	2,508	685,361
Teleflex, Inc. (Health Care Equipment & Supplies)	349	68,547
The Cigna Group (Health Care Providers & Services)	2,196	628,210
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	368	117,028
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,864	1,449,671
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,874	3,465,802
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	461	57,962
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,915	665,922
Viatris, Inc. (Pharmaceuticals)	8,899	87,744
Waters Corp.* (Life Sciences Tools & Services)	438	120,104
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	548	205,615
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,551	174,053
Zoetis, Inc. (Pharmaceuticals)	3,416	594,316
TOTAL COMMON STOCKS (Cost $7,228,458)		$35,626,108

:: ProFund VP Health Care :: September 30, 2023

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $116,144	$116,000	$116,000
TOTAL REPURCHASE AGREEMENTS (Cost $116,000)		116,000
TOTAL INVESTMENT SECURITIES (Cost $7,344,458) - 100.2%		35,742,108
Net other assets (liabilities) - (0.2)%		(65,292)
NET ASSETS - 100.0%		$35,676,816

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2023 :: ProFund VP Health Care ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$199,159	$(2,434)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Biotechnology	$5,639,759	15.8%
Health Care Equipment & Supplies	6,893,845	19.3%
Health Care Providers & Services	7,977,122	22.4%
Life Sciences Tools & Services	4,150,229	11.6%
Pharmaceuticals	10,965,153	30.8%
Other**	50,708	0.1%
Total	$35,676,816	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,569	$240,510
A.O. Smith Corp. (Building Products)	580	38,355
Alaska Air Group, Inc.* (Passenger Airlines)	592	21,951
Allegion PLC (Building Products)	409	42,618
American Airlines Group, Inc.* (Passenger Airlines)	3,041	38,955
AMETEK, Inc. (Electrical Equipment)	1,074	158,694
Automatic Data Processing, Inc. (Professional Services)	1,918	461,432
Axon Enterprise, Inc.* (Aerospace & Defense)	327	65,070
Broadridge Financial Solutions, Inc. (Professional Services)	550	98,478
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	542	46,682
Carrier Global Corp. (Building Products)	3,899	215,225
Caterpillar, Inc. (Machinery)	2,374	648,102
Ceridian HCM Holding, Inc.* (Professional Services)	724	49,123
Cintas Corp. (Commercial Services & Supplies)	403	193,847
Copart, Inc.* (Commercial Services & Supplies)	4,044	174,256
CSX Corp. (Ground Transportation)	9,338	287,144
Cummins, Inc. (Machinery)	659	150,555
Deere & Co. (Machinery)	1,269	478,895
Delta Air Lines, Inc. (Passenger Airlines)	2,995	110,816
Dover Corp. (Machinery)	651	90,821
Eaton Corp. PLC (Electrical Equipment)	1,857	396,062
Emerson Electric Co. (Electrical Equipment)	2,660	256,876
Equifax, Inc. (Professional Services)	571	104,596
Expeditors International of Washington, Inc. (Air Freight & Logistics)	688	78,865
Fastenal Co. (Trading Companies & Distributors)	2,659	145,288
FedEx Corp. (Air Freight & Logistics)	1,077	285,319
Fortive Corp. (Machinery)	1,638	121,474
Generac Holdings, Inc.* (Electrical Equipment)	290	31,598
General Dynamics Corp. (Aerospace & Defense)	1,055	233,123
General Electric Co. (Industrial Conglomerates)	5,066	560,046
Honeywell International, Inc. (Industrial Conglomerates)	3,090	570,847
Howmet Aerospace, Inc. (Aerospace & Defense)	1,823	84,314
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	186	38,052
IDEX Corp. (Machinery)	352	73,223
Illinois Tool Works, Inc. (Machinery)	1,281	295,027
Ingersoll Rand, Inc. (Machinery)	1,882	119,921
J.B. Hunt Transport Services, Inc. (Ground Transportation)	380	71,638
Jacobs Solutions, Inc. (Professional Services)	586	79,989
Johnson Controls International PLC (Building Products)	3,166	168,463
L3Harris Technologies, Inc. (Aerospace & Defense)	880	153,226
Leidos Holdings, Inc. (Professional Services)	639	58,890
Lockheed Martin Corp. (Aerospace & Defense)	1,043	426,545
Masco Corp. (Building Products)	1,047	55,962
Nordson Corp. (Machinery)	252	56,239
Norfolk Southern Corp. (Ground Transportation)	1,057	208,155
Northrop Grumman Corp. (Aerospace & Defense)	662	291,406
Old Dominion Freight Line, Inc. (Ground Transportation)	417	170,611
Otis Worldwide Corp. (Machinery)	1,916	153,874
PACCAR, Inc. (Machinery)	2,433	206,854
Parker-Hannifin Corp. (Machinery)	597	232,543
Paychex, Inc. (Professional Services)	1,493	172,188
Paycom Software, Inc. (Professional Services)	229	59,373
Pentair PLC (Machinery)	768	49,728
Quanta Services, Inc. (Construction & Engineering)	676	126,459
Republic Services, Inc. (Commercial Services & Supplies)	957	136,382
Robert Half, Inc. (Professional Services)	498	36,493
Rockwell Automation, Inc. (Electrical Equipment)	535	152,940
Rollins, Inc. (Commercial Services & Supplies)	1,124	41,959
RTX Corp. (Aerospace & Defense)	6,774	487,525
Snap-on, Inc. (Machinery)	246	62,745
Southwest Airlines Co. (Passenger Airlines)	2,772	75,038
Stanley Black & Decker, Inc. (Machinery)	713	59,593
Textron, Inc. (Aerospace & Defense)	922	72,045
The Boeing Co.* (Aerospace & Defense)	2,639	505,843
Trane Technologies PLC (Building Products)	1,063	215,693
TransDigm Group, Inc.* (Aerospace & Defense)	257	216,684
Union Pacific Corp. (Ground Transportation)	2,837	577,698
United Airlines Holdings, Inc.* (Passenger Airlines)	1,527	64,592
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,366	524,659
United Rentals, Inc. (Trading Companies & Distributors)	318	141,373
Verisk Analytics, Inc. (Professional Services)	675	159,462
W.W. Grainger, Inc. (Trading Companies & Distributors)	207	143,211
Waste Management, Inc. (Commercial Services & Supplies)	1,716	261,587
Westinghouse Air Brake Technologies Corp. (Machinery)	834	88,629
Xylem, Inc. (Machinery)	1,121	102,045
TOTAL COMMON STOCKS (Cost $7,433,061)		13,874,499

:: ProFund VP Industrials :: September 30, 2023

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $255,323	$255,000	$255,000
TOTAL REPURCHASE AGREEMENTS
(Cost $255,000)		255,000
TOTAL INVESTMENT SECURITIES
(Cost $7,688,061) - 100.8%		14,129,499
Net other assets (liabilities) - (0.8)%		(118,560)
NET ASSETS - 100.0%		$14,010,939

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2023 :: ProFund VP Industrials ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$152,269	$(4,790)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$2,573,833	18.4%
Air Freight & Logistics	935,525	6.7%
Building Products	736,316	5.3%
Commercial Services & Supplies	808,031	5.8%
Construction & Engineering	126,459	0.9%
Electrical Equipment	996,170	7.1%
Ground Transportation	1,315,246	9.4%
Industrial Conglomerates	1,371,403	9.8%
Machinery	2,990,268	21.2%
Passenger Airlines	311,352	2.2%
Professional Services	1,280,024	9.1%
Trading Companies & Distributors	429,872	3.1%
Other**	136,440	1.0%
Total	$14,010,939	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $9,854,575	$9,842,000	$9,842,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,842,000)		9,842,000
TOTAL INVESTMENT SECURITIES
(Cost $9,842,000) - 100.3%		9,842,000
Net other assets (liabilities) - (0.3)%		(25,725)
NET ASSETS - 100.0%		$9,816,275

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $1,449,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/23	5.83%	$4,710,668	$20,847
MSCI EAFE Index	UBS AG	10/27/23	6.13%	5,130,790	22,155
				$9,841,458	$43,002

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.7%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,460	$337,537
Akamai Technologies, Inc.* (IT Services)	1,896	202,000
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,395	575,130
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,738	492,855
Amazon.com, Inc.* (Broadline Retail)	7,477	950,476
Arista Networks, Inc.* (Communications Equipment)	1,619	297,783
Atlassian Corp.* - Class A (Software)	1,286	259,142
Box, Inc.* - Class A (Software)	4,053	98,123
Carvana Co.*(a) (Specialty Retail)	2,324	97,562
Ciena Corp.* (Communications Equipment)	2,871	135,683
Cisco Systems, Inc. (Communications Equipment)	9,874	530,827
Cloudflare, Inc.* - Class A (IT Services)	3,315	208,978
CommScope Holding Co., Inc.* (Communications Equipment)	16,688	56,072
Confluent, Inc.* - Class A (Software)	4,139	122,556
Datadog, Inc.* - Class A (Software)	2,632	239,749
DocuSign, Inc.* (Software)	3,142	131,964
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,898	230,304
Dropbox, Inc.* - Class A (Software)	5,019	136,667
eBay, Inc. (Broadline Retail)	5,296	233,501
Etsy, Inc.* (Broadline Retail)	2,106	136,005
Fastly, Inc.* - Class A (IT Services)	3,935	75,434
GoDaddy, Inc.* - Class A (IT Services)	2,254	167,878
Juniper Networks, Inc. (Communications Equipment)	5,355	148,815
Match Group, Inc.* (Interactive Media & Services)	3,937	154,232
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,677	803,663
Netflix, Inc.* (Entertainment)	1,177	444,435
Nutanix, Inc.* - Class A (Software)	4,213	146,949
Okta, Inc.* (IT Services)	2,106	171,660
Opendoor Technologies, Inc.* (Real Estate Management & Development)	22,170	58,529
PayPal Holdings, Inc.* (Financial Services)	5,881	343,803
Pinterest, Inc.* - Class A (Interactive Media & Services)	7,179	194,048
Salesforce, Inc.* (Software)	2,462	499,244
Smartsheet, Inc.* - Class A (Software)	3,035	122,796
Snap, Inc.* - Class A (Interactive Media & Services)	16,538	147,354
Snowflake, Inc.* - Class A (IT Services)	2,062	315,011
Teladoc Health, Inc.* (Health Care Technology)	4,605	85,607
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,211	246,378
Workday, Inc.* - Class A (Software)	1,304	280,164
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	809	36,235
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	2,426	111,984
Zoom Video Communications, Inc.* - Class A (Software)	2,856	199,749
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	6,921	113,504
TOTAL COMMON STOCKS
(Cost $5,274,954)		10,340,386

Repurchase Agreements(b) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $276,351	$276,000	$276,000
TOTAL REPURCHASE AGREEMENTS
(Cost $276,000)		276,000

Collateral for Securities Loaned(c) (0.9%)f

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	98,147	$98,147
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $98,147)		98,147
TOTAL INVESTMENT SECURITIES
(Cost $5,649,101) - 101.2%		10,714,533
Net other assets (liabilities) - (1.2)%		(123,953)
NET ASSETS - 100.0%		$10,590,580

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $97,520.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

:: ProFund VP Internet :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/23/23	5.93%	$258,618	$(427)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Broadline Retail	$1,319,982	12.4%
Communications Equipment	1,169,180	11.0%
Entertainment	444,435	4.2%
Financial Services	343,803	3.2%
Health Care Technology	331,985	3.1%
Hotels, Restaurants & Leisure	567,841	5.4%
Interactive Media & Services	2,480,786	23.5%
IT Services	1,140,961	10.8%
Real Estate Management & Development	206,748	2.0%
Software	2,237,103	21.2%
Specialty Retail	97,562	0.9%
Other**	250,194	2.3%
Total	$10,590,580	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $10,857,861	$10,844,000	$10,844,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,844,000)		10,844,000
TOTAL INVESTMENT SECURITIES
(Cost $10,844,000) - 99.6%		10,844,000
Net other assets (liabilities) - 0.4%		38,805
NET ASSETS - 100.0%		$10,882,805

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	68	12/8/23	$10,829,000	$(139,444)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	10/27/23	5.78%	$50,963	$(1,233)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	923	$89,392
AbbVie, Inc. (Biotechnology)	1,807	269,351
Accenture PLC - Class A (IT Services)	316	97,047
Activision Blizzard, Inc. (Entertainment)	432	40,449
Adobe, Inc.* (Software)	220	112,178
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	893	91,818
Agilent Technologies, Inc. (Life Sciences Tools & Services)	180	20,128
Air Products and Chemicals, Inc. (Chemicals)	227	64,332
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	176	24,149
Albemarle Corp. (Chemicals)	121	20,575
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,077	795,236
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,168	681,401
Altria Group, Inc. (Tobacco)	942	39,611
Amazon.com, Inc.* (Broadline Retail)	4,277	543,692
American Express Co. (Consumer Finance)	291	43,414
American Tower Corp. (Specialized REITs)	253	41,605
Ameriprise Financial, Inc. (Capital Markets)	105	34,616
AMETEK, Inc. (Electrical Equipment)	119	17,583
Amgen, Inc. (Biotechnology)	549	147,549
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	609	51,150
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	242	42,372
Aon PLC - Class A (Insurance)	138	44,742
APA Corp. (Oil, Gas & Consumable Fuels)	311	12,782
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,053	2,577,224
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	859	118,929
Arch Capital Group, Ltd.* (Insurance)	382	30,449
Archer-Daniels-Midland Co. (Food Products)	267	20,137
Arista Networks, Inc.* (Communications Equipment)	257	47,270
Arthur J. Gallagher & Co. (Insurance)	143	32,594
Atmos Energy Corp. (Gas Utilities)	93	9,851
Autodesk, Inc.* (Software)	121	25,036
Automatic Data Processing, Inc. (Professional Services)	422	101,525
AutoZone, Inc.* (Specialty Retail)	19	48,260
Axon Enterprise, Inc.* (Aerospace & Defense)	72	14,327
Biogen, Inc.* (Biotechnology)	70	17,991
Bio-Techne Corp. (Life Sciences Tools & Services)	75	5,105
Blackstone, Inc. - Class A (Capital Markets)	725	77,677
Boston Scientific Corp.* (Health Care Equipment & Supplies)	792	41,818
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,137	124,031
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	253	210,137
Broadridge Financial Solutions, Inc. (Professional Services)	59	10,564
Brown & Brown, Inc. (Insurance)	140	9,778
Brown-Forman Corp. - Class B (Beverages)	100	5,769
Bunge, Ltd. (Food Products)	63	6,820
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	62	5,340
Cadence Design Systems, Inc.* (Software)	278	65,135
Campbell Soup Co. (Food Products)	117	4,806
Caterpillar, Inc. (Machinery)	313	85,449
Cboe Global Markets, Inc. (Capital Markets)	73	11,403
CDW Corp. (Electronic Equipment, Instruments & Components)	87	17,553
CF Industries Holdings, Inc. (Chemicals)	196	16,805
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,816	306,214
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	51,291
Chubb, Ltd. (Insurance)	240	49,963
Cintas Corp. (Commercial Services & Supplies)	53	25,494
Colgate-Palmolive Co. (Household Products)	464	32,995
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,226	146,875
Constellation Brands, Inc. - Class A (Beverages)	93	23,374
Copart, Inc.* (Commercial Services & Supplies)	887	38,220
Corteva, Inc. (Chemicals)	498	25,478
CoStar Group, Inc.* (Professional Services)	417	32,063
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	300	169,488
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	772	20,883
CSX Corp. (Ground Transportation)	984	30,258
Cummins, Inc. (Machinery)	74	16,906
D.R. Horton, Inc. (Household Durables)	155	16,658
Danaher Corp. (Life Sciences Tools & Services)	673	166,971
Deere & Co. (Machinery)	279	105,289
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	653	31,148
Dexcom, Inc.* (Health Care Equipment & Supplies)	396	36,947
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	184	28,498
Discover Financial Services (Consumer Finance)	146	12,648
Dollar General Corp. (Consumer Staples Distribution & Retail)	223	23,593
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	213	22,674
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	17	6,439
Electronic Arts, Inc. (Entertainment)	171	20,588

:: ProFund VP Large-Cap Growth :: September 30, 2023

Common Stocks, continued

	Shares		Value
Elevance Health, Inc. (Health Care Providers & Services)	242		$105,372
Eli Lilly & Co. (Pharmaceuticals)	817		438,836
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	140		16,821
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	596		75,549
EPAM Systems, Inc.* (IT Services)	41		10,483
EQT Corp. (Oil, Gas & Consumable Fuels)	366		14,852
Equifax, Inc. (Professional Services)	61		11,174
Etsy, Inc.* (Broadline Retail)	70		4,521
Everest Group, Ltd. (Insurance)	26		9,663
Expeditors International of Washington, Inc. (Air Freight & Logistics)	150		17,195
Extra Space Storage, Inc. (Specialized REITs)	109		13,252
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,101		482,196
FactSet Research Systems, Inc. (Capital Markets)	23		10,057
Fair Isaac Corp.* (Software)	25		21,713
Fastenal Co. (Trading Companies & Distributors)	285		15,572
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	110		17,775
Fiserv, Inc.* (Financial Services)	430		48,573
FleetCor Technologies, Inc.* (Financial Services)	40		10,214
FMC Corp. (Chemicals)	126		8,438
Fortinet, Inc.* (Software)	666		39,081
Freeport-McMoRan, Inc. (Metals & Mining)	1,464		54,592
Gartner, Inc.* (IT Services)	81		27,832
Gen Digital, Inc. (Software)	300		5,304
General Dynamics Corp. (Aerospace & Defense)	124		27,400
General Mills, Inc. (Food Products)	405		25,916
Genuine Parts Co. (Distributors)	104		15,015
Gilead Sciences, Inc. (Biotechnology)	1,274		95,474
Globe Life, Inc. (Insurance)	61		6,633
HCA Healthcare, Inc. (Health Care Providers & Services)	112		27,550
Hess Corp. (Oil, Gas & Consumable Fuels)	282		43,146
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	130		19,523
Hologic, Inc.* (Health Care Equipment & Supplies)	249		17,281
Hormel Foods Corp. (Food Products)	210		7,986
Humana, Inc. (Health Care Providers & Services)	82		39,895
IDEX Corp. (Machinery)	44		9,153
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42		18,365
Illinois Tool Works, Inc. (Machinery)	144		33,165
Incyte Corp.* (Biotechnology)	188		10,861
Insulet Corp.* (Health Care Equipment & Supplies)	72		11,483
Intuit, Inc. (Software)	153		78,174
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	178		52,028
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	91		17,904
Iron Mountain, Inc. (Specialized REITs)	186		11,058
J.B. Hunt Transport Services, Inc. (Ground Transportation)	84		15,836
Jack Henry & Associates, Inc. (Professional Services)	75		11,336
Johnson & Johnson (Pharmaceuticals)	1,529		238,142
Kellogg Co. (Food Products)	146		8,688
Kenvue, Inc. (Personal Care Products)	1,761		35,361
Keurig Dr Pepper, Inc. (Beverages)	512		16,164
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100		13,231
Kimberly-Clark Corp. (Household Products)	166		20,061
KLA Corp. (Semiconductors & Semiconductor Equipment)	141		64,671
L3Harris Technologies, Inc. (Aerospace & Defense)	98		17,064
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	138		86,494
Lamb Weston Holding, Inc. (Food Products)	147		13,592
Leidos Holdings, Inc. (Professional Services)	90		8,294
Linde PLC (Chemicals)	305		113,566
Lockheed Martin Corp. (Aerospace & Defense)	164		67,070
Lowe's Cos., Inc. (Specialty Retail)	414		86,046
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	616		16,478
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	198		29,965
MarketAxess Holdings, Inc. (Capital Markets)	19		4,059
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	132		26,009
Marsh & McLennan Cos., Inc. (Insurance)	324		61,657
Masco Corp. (Building Products)	162		8,659
Mastercard, Inc. - Class A (Financial Services)	852		337,315
McCormick & Co., Inc. (Food Products)	129		9,758
McDonald's Corp. (Hotels, Restaurants & Leisure)	463		121,974
McKesson Corp. (Health Care Providers & Services)	64		27,830
Merck & Co., Inc. (Pharmaceuticals)	2,599		267,567
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	15		16,621
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	272		21,230
Microsoft Corp. (Software)	4,413		1,393,405
Moderna, Inc.* (Biotechnology)	339		35,015
Molina Healthcare, Inc.* (Health Care Providers & Services)	61		20,001
Mondelez International, Inc. - Class A (Food Products)	751		52,120
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49		22,638
Monster Beverage Corp.* (Beverages)	759		40,189
Moody's Corp. (Capital Markets)	76		24,029
Motorola Solutions, Inc. (Communications Equipment)	95		25,863
MSCI, Inc. (Capital Markets)	47		24,115

September 30, 2023 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued

	Shares	Value
Nasdaq, Inc. (Capital Markets)	219	$10,641
Northrop Grumman Corp. (Aerospace & Defense)	105	46,220
NRG Energy, Inc. (Electric Utilities)	108	4,160
Nucor Corp. (Metals & Mining)	254	39,713
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,531	1,100,959
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	157	31,387
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	677	43,924
Old Dominion Freight Line, Inc. (Ground Transportation)	93	38,050
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	441	40,991
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	594	37,677
Oracle Corp. (Software)	950	100,624
O'Reilly Automotive, Inc.* (Specialty Retail)	62	56,349
Palo Alto Networks, Inc.* (Software)	313	73,380
Paychex, Inc. (Professional Services)	185	21,336
Paycom Software, Inc. (Professional Services)	51	13,223
PepsiCo, Inc. (Beverages)	1,409	238,740
Pfizer, Inc. (Pharmaceuticals)	5,779	191,689
PG&E Corp.* (Electric Utilities)	2,136	34,454
Philip Morris International, Inc. (Tobacco)	858	79,434
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	239	54,862
Pool Corp. (Distributors)	25	8,903
Principal Financial Group, Inc. (Insurance)	137	9,874
PTC, Inc.* (Software)	122	17,285
Public Storage (Specialized REITs)	102	26,879
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,143	126,942
Quanta Services, Inc. (Construction & Engineering)	149	27,873
Quest Diagnostics, Inc. (Health Care Providers & Services)	76	9,261
Raymond James Financial, Inc. (Capital Markets)	190	19,082
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	110	90,526
Republic Services, Inc. (Commercial Services & Supplies)	116	16,531
ResMed, Inc. (Health Care Equipment & Supplies)	82	12,125
Rollins, Inc. (Commercial Services & Supplies)	245	9,146
SBA Communications Corp. (Specialized REITs)	62	12,411
Schlumberger N.V. (Energy Equipment & Services)	769	44,833
Sempra (Multi-Utilities)	384	26,124
ServiceNow, Inc.* (Software)	209	116,823
Snap-on, Inc. (Machinery)	31	7,907
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	59	7,641
Starbucks Corp. (Hotels, Restaurants & Leisure)	597	54,488
Steel Dynamics, Inc. (Metals & Mining)	157	16,834
Synopsys, Inc.* (Software)	157	72,058
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	227	19,458
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	77	7,735
Tesla, Inc.* (Automobile Components)	2,829	707,872
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	587	93,339
The AES Corp. (Independent Power and Renewable Electricity Producers)	400	6,080
The Charles Schwab Corp. (Capital Markets)	896	49,190
The Cigna Group (Health Care Providers & Services)	149	42,624
The Clorox Co. (Household Products)	58	7,601
The Coca-Cola Co. (Beverages)	2,588	144,876
The Hershey Co. (Food Products)	154	30,812
The Home Depot, Inc. (Specialty Retail)	547	165,281
The Mosaic Co. (Chemicals)	336	11,962
The Procter & Gamble Co. (Household Products)	1,328	193,703
The Progressive Corp. (Insurance)	599	83,442
The TJX Cos., Inc. (Specialty Retail)	752	66,838
The Travelers Cos., Inc. (Insurance)	127	20,740
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,243	41,877
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	394	199,431
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	360	50,418
Tractor Supply Co. (Specialty Retail)	112	22,742
TransDigm Group, Inc.* (Aerospace & Defense)	26	21,921
Tyler Technologies, Inc.* (Software)	20	7,723
Ulta Beauty, Inc.* (Specialty Retail)	52	20,771
Union Pacific Corp. (Ground Transportation)	312	63,532
UnitedHealth Group, Inc. (Health Care Providers & Services)	950	478,981
VeriSign, Inc.* (IT Services)	45	9,114
Verisk Analytics, Inc. (Professional Services)	68	16,064
Vertex Pharmaceuticals, Inc.* (Biotechnology)	264	91,803
VICI Properties, Inc. (Specialized REITs)	589	17,140
Visa, Inc. - Class A (Financial Services)	1,647	378,827
Vulcan Materials Co. (Construction Materials)	81	16,364
W.R. Berkley Corp. (Insurance)	207	13,142
W.W. Grainger, Inc. (Trading Companies & Distributors)	46	31,825
Waste Management, Inc. (Commercial Services & Supplies)	224	34,147
Waters Corp.* (Life Sciences Tools & Services)	61	16,727
WEC Energy Group, Inc. (Multi-Utilities)	166	13,371
Weyerhaeuser Co. (Specialized REITs)	423	12,969
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	182	22,739
TOTAL COMMON STOCKS
(Cost $10,312,582)		20,161,638

:: ProFund VP Large-Cap Growth :: September 30, 2023

Repurchase Agreements(c) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $51,061	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS
(Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES
(Cost $10,363,582) - 100.2%		20,212,638
Net other assets (liabilities) - (0.2)%		(33,020)
NET ASSETS - 100.0%		$20,179,618

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2023:

	Value		% of Net Assets
Aerospace & Defense	$194,002		1.0%
Air Freight & Logistics	22,535		0.1%
Automobile Components	707,872		3.6%
Banks	—	^	NM
Beverages	469,112		2.2%
Biotechnology	758,570		3.8%
Broadline Retail	548,213		2.7%
Building Products	8,659		NM
Capital Markets	264,869		1.3%
Chemicals	261,156		1.2%
Commercial Services & Supplies	123,538		0.6%
Communications Equipment	73,133		0.4%
Construction & Engineering	27,873		0.1%
Construction Materials	16,364		0.1%
Consumer Finance	56,062		0.3%
Consumer Staples Distribution & Retail	215,755		1.1%
Distributors	23,918		0.1%
Electric Utilities	38,614		0.2%
Electrical Equipment	17,583		0.1%
Electronic Equipment, Instruments & Components	81,934		0.4%
Energy Equipment & Services	44,833		0.2%
Entertainment	61,037		0.3%
Financial Services	774,929		3.9%
Food Products	180,635		0.9%
Gas Utilities	9,851		NM
Ground Transportation	147,676		0.7%
Health Care Equipment & Supplies	279,439		1.4%
Health Care Providers & Services	751,514		3.7%
Hotels, Restaurants & Leisure	326,612		1.6%
Household Durables	16,658		0.1%
Household Products	254,360		1.3%
Independent Power and Renewable Electricity Producers	6,080		NM
Insurance	372,677		1.8%
Interactive Media & Services	1,476,637		7.4%
IT Services	144,476		0.7%
Life Sciences Tools & Services	442,887		2.2%
Machinery	257,869		1.4%
Metals & Mining	111,139		0.6%
Multi-Utilities	39,495		0.3%
Oil, Gas & Consumable Fuels	1,406,384		7.0%
Personal Care Products	35,361		0.2%
Pharmaceuticals	1,260,265		6.2%
Professional Services	225,579		1.1%
Semiconductors & Semiconductor Equipment	2,101,879		10.4%
Software	2,127,919		10.5%
Specialized REITs	135,314		0.7%
Specialty Retail	466,287		2.3%
Technology Hardware, Storage & Peripherals	2,577,224		12.7%
Tobacco	119,045		0.6%
Trading Companies & Distributors	47,397		0.2%
Wireless Telecommunication Services	50,418		0.2%
Other**	17,980		0.1%
Total	$20,179,618		100.0%

^	Amount is less than $0.50
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	551	$51,585
A.O. Smith Corp. (Building Products)	122	8,068
Abbott Laboratories (Health Care Equipment & Supplies)	829	80,289
Accenture PLC - Class A (IT Services)	321	98,582
Activision Blizzard, Inc. (Entertainment)	292	27,340
Adobe, Inc.* (Software)	241	122,886
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	742	76,292
Aflac, Inc. (Insurance)	536	41,137
Agilent Technologies, Inc. (Life Sciences Tools & Services)	119	13,307
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	255	34,989
Akamai Technologies, Inc.* (IT Services)	152	16,194
Alaska Air Group, Inc.* (Passenger Airlines)	121	4,487
Alexandria Real Estate Equities, Inc. (Office REITs)	156	15,615
Align Technology, Inc.* (Health Care Equipment & Supplies)	71	21,678
Allegion PLC (Building Products)	88	9,170
Alliant Energy Corp. (Electric Utilities)	248	12,016
Altria Group, Inc. (Tobacco)	845	35,532
Amazon.com, Inc.* (Broadline Retail)	4,886	621,109
Amcor PLC (Containers & Packaging)	1,455	13,328
Ameren Corp. (Multi-Utilities)	260	19,456
American Airlines Group, Inc.* (Passenger Airlines)	644	8,250
American Electric Power Co., Inc. (Electric Utilities)	514	38,663
American Express Co. (Consumer Finance)	296	44,160
American International Group, Inc. (Insurance)	707	42,843
American Tower Corp. (Specialized REITs)	219	36,015
American Water Works Co., Inc. (Water Utilities)	195	24,147
AmerisourceBergen Corp. (Health Care Providers & Services)	167	30,055
AMETEK, Inc. (Electrical Equipment)	116	17,140
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	265	46,399
ANSYS, Inc.* (Software)	87	25,887
Aon PLC - Class A (Insurance)	69	22,371
Aptiv PLC* (Automobile Components)	282	27,802
Archer-Daniels-Midland Co. (Food Products)	271	20,439
Arthur J. Gallagher & Co. (Insurance)	78	17,779
Assurant, Inc. (Insurance)	53	7,610
AT&T, Inc. (Diversified Telecommunication Services)	7,116	106,882
Atmos Energy Corp. (Gas Utilities)	58	6,144
Autodesk, Inc.* (Software)	97	20,070
AvalonBay Communities, Inc. (Residential REITs)	142	24,388
Avery Dennison Corp. (Containers & Packaging)	81	14,796
Baker Hughes Co. (Energy Equipment & Services)	1,000	35,320
Ball Corp. (Containers & Packaging)	311	15,481
Bank of America Corp. (Banks)	6,881	188,402
Bath & Body Works, Inc. (Specialty Retail)	222	7,504
Baxter International, Inc. (Health Care Equipment & Supplies)	498	18,795
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	289	74,715
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,818	636,846
Best Buy Co., Inc. (Specialty Retail)	192	13,338
Biogen, Inc.* (Biotechnology)	77	19,790
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	21	7,527
Bio-Techne Corp. (Life Sciences Tools & Services)	81	5,514
BlackRock, Inc. (Capital Markets)	141	91,155
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	111,022
BorgWarner, Inc. (Automobile Components)	229	9,245
Boston Properties, Inc. (Office REITs)	141	8,387
Boston Scientific Corp.* (Health Care Equipment & Supplies)	683	36,062
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	165	137,046
Broadridge Financial Solutions, Inc. (Professional Services)	61	10,922
Brown & Brown, Inc. (Insurance)	96	6,705
Brown-Forman Corp. - Class B (Beverages)	79	4,558
Bunge, Ltd. (Food Products)	89	9,634
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	53	4,565
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	210	9,734
Camden Property Trust (Residential REITs)	107	10,120
Campbell Soup Co. (Food Products)	75	3,081
Capital One Financial Corp. (Consumer Finance)	380	36,879
Cardinal Health, Inc. (Health Care Providers & Services)	253	21,965
CarMax, Inc.* (Specialty Retail)	156	11,034
Carnival Corp.* (Hotels, Restaurants & Leisure)	996	13,665
Carrier Global Corp. (Building Products)	830	45,816
Catalent, Inc.* (Pharmaceuticals)	175	7,968
Caterpillar, Inc. (Machinery)	204	55,692
Cboe Global Markets, Inc. (Capital Markets)	35	5,467
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	308	22,749
CDW Corp. (Electronic Equipment, Instruments & Components)	49	9,886
Celanese Corp. (Chemicals)	100	12,552
Centene Corp.* (Health Care Providers & Services)	537	36,989
CenterPoint Energy, Inc. (Multi-Utilities)	623	16,728

:: ProFund VP Large-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares		Value
Ceridian HCM Holding, Inc.* (Professional Services)	153		$10,381
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	51		9,995
Charter Communications, Inc.* - Class A (Media)	102		44,862
Chubb, Ltd. (Insurance)	177		36,848
Church & Dwight Co., Inc. (Household Products)	244		22,358
Cincinnati Financial Corp. (Insurance)	157		16,060
Cintas Corp. (Commercial Services & Supplies)	36		17,316
Cisco Systems, Inc. (Communications Equipment)	4,056		218,051
Citigroup, Inc. (Banks)	1,915		78,764
Citizens Financial Group, Inc. (Banks)	465		12,462
CME Group, Inc. (Capital Markets)	359		71,879
CMS Energy Corp. (Multi-Utilities)	288		15,296
Cognizant Technology Solutions Corp. - Class A (IT Services)	501		33,938
Colgate-Palmolive Co. (Household Products)	370		26,311
Comcast Corp. - Class A (Media)	4,096		181,616
Comerica, Inc. (Banks)	126		5,235
Conagra Brands, Inc. (Food Products)	471		12,915
Consolidated Edison, Inc. (Multi-Utilities)	343		29,337
Constellation Brands, Inc. - Class A (Beverages)	71		17,844
Constellation Energy Corp. (Electric Utilities)	321		35,015
Corning, Inc. (Electronic Equipment, Instruments & Components)	760		23,157
Corteva, Inc. (Chemicals)	216		11,051
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	151		85,309
Crown Castle, Inc. (Specialized REITs)	432		39,757
CSX Corp. (Ground Transportation)	1,033		31,765
Cummins, Inc. (Machinery)	69		15,764
CVS Health Corp. (Health Care Providers & Services)	1,277		89,160
D.R. Horton, Inc. (Household Durables)	152		16,335
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	122		17,473
DaVita, Inc.* (Health Care Providers & Services)	54		5,105
Delta Air Lines, Inc. (Passenger Airlines)	635		23,494
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	206		7,037
Digital Realty Trust, Inc. (Specialized REITs)	302		36,548
Discover Financial Services (Consumer Finance)	105		9,096
Dominion Energy, Inc. (Multi-Utilities)	829		37,031
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	19		7,197
Dover Corp. (Machinery)	141		19,671
Dow, Inc. (Chemicals)	697		35,937
DTE Energy Co. (Multi-Utilities)	206		20,452
Duke Energy Corp. (Electric Utilities)	766		67,607
DuPont de Nemours, Inc. (Chemicals)	456		34,013
DXC Technology Co.* (IT Services)	199		4,145
Eastman Chemical Co. (Chemicals)	118		9,053
Eaton Corp. PLC (Electrical Equipment)	399		85,098
eBay, Inc. (Broadline Retail)	525		23,148
Ecolab, Inc. (Chemicals)	253		42,858
Edison International (Electric Utilities)	381		24,113
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	604		41,845
Electronic Arts, Inc. (Entertainment)	79		9,512
Emerson Electric Co. (Electrical Equipment)	570		55,045
Entergy Corp. (Electric Utilities)	211		19,518
EPAM Systems, Inc.* (IT Services)	19		4,858
Equifax, Inc. (Professional Services)	62		11,357
Equinix, Inc. (Specialized REITs)	94		68,269
Equity Residential (Residential REITs)	341		20,020
Essex Property Trust, Inc. (Residential REITs)	64		13,574
Etsy, Inc.* (Broadline Retail)	50		3,229
Everest Group, Ltd. (Insurance)	18		6,690
Evergy, Inc. (Electric Utilities)	226		11,458
Eversource Energy (Electric Utilities)	345		20,062
Exelon Corp. (Electric Utilities)	987		37,299
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	139		14,327
Extra Space Storage, Inc. (Specialized REITs)	106		12,887
F5, Inc.* (Communications Equipment)	59		9,507
FactSet Research Systems, Inc. (Capital Markets)	15		6,559
Fastenal Co. (Trading Companies & Distributors)	287		15,682
Federal Realty Investment Trust (Diversified REITs)	73		6,616
FedEx Corp. (Air Freight & Logistics)	232		61,461
Fidelity National Information Services, Inc. (Financial Services)	588		32,499
Fifth Third Bancorp (Banks)	672		17,022
First Horizon Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric Utilities)	508		17,363
Fiserv, Inc.* (Financial Services)	190		21,462
FleetCor Technologies, Inc.* (Financial Services)	35		8,937
Ford Motor Co. (Automobile Components)	3,910		48,562
Fortive Corp. (Machinery)	350		25,956
Fox Corp. - Class A (Media)	247		7,706
Fox Corp. - Class B (Media)	126		3,639
Franklin Resources, Inc. (Capital Markets)	276		6,784
Garmin, Ltd. (Household Durables)	153		16,096
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	388		26,400
Gen Digital, Inc. (Software)	257		4,544
Generac Holdings, Inc.* (Electrical Equipment)	62		6,756
General Dynamics Corp. (Aerospace & Defense)	107		23,644
General Electric Co. (Industrial Conglomerates)	1,084		119,836
General Mills, Inc. (Food Products)	185		11,838
General Motors Co. (Automobile Components)	1,364		44,971
Genuine Parts Co. (Distributors)	40		5,775
Global Payments, Inc. (Financial Services)	260		30,001
Globe Life, Inc. (Insurance)	26		2,827

September 30, 2023 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
Halliburton Co. (Energy Equipment & Services)	890	$36,045
Hasbro, Inc. (Leisure Products)	128	8,466
HCA Healthcare, Inc. (Health Care Providers & Services)	93	22,876
Healthpeak Properties, Inc. (Health Care REITs)	539	9,896
Henry Schein, Inc.* (Health Care Providers & Services)	129	9,578
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,280	22,234
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	137	20,575
Honeywell International, Inc. (Industrial Conglomerates)	662	122,298
Hormel Foods Corp. (Food Products)	75	2,852
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	703	11,297
Howmet Aerospace, Inc. (Aerospace & Defense)	386	17,853
HP, Inc. (Technology Hardware, Storage & Peripherals)	857	22,025
Humana, Inc. (Health Care Providers & Services)	45	21,893
Huntington Bancshares, Inc. (Banks)	1,435	14,924
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	8,183
IDEX Corp. (Machinery)	33	6,865
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	43	18,803
Illinois Tool Works, Inc. (Machinery)	136	31,322
Illumina, Inc.* (Life Sciences Tools & Services)	159	21,827
Ingersoll Rand, Inc. (Machinery)	401	25,552
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,167	148,137
Intercontinental Exchange, Inc. (Capital Markets)	571	62,821
International Business Machines Corp. (IT Services)	907	127,253
International Flavors & Fragrances, Inc. (Chemicals)	253	17,247
International Paper Co. (Containers & Packaging)	339	12,024
Intuit, Inc. (Software)	132	67,444
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	180	52,612
Invesco, Ltd. (Capital Markets)	440	6,389
Invitation Homes, Inc. (Residential REITs)	568	18,000
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	96	18,888
Iron Mountain, Inc. (Specialized REITs)	105	6,242
Jacobs Solutions, Inc. (Professional Services)	127	17,336
Johnson & Johnson (Pharmaceuticals)	911	141,888
Johnson Controls International PLC (Building Products)	676	35,970
JPMorgan Chase & Co. (Banks)	2,895	419,833
Juniper Networks, Inc. (Communications Equipment)	314	8,726
Kellogg Co. (Food Products)	116	6,903
Keurig Dr Pepper, Inc. (Beverages)	495	15,627
KeyCorp (Banks)	925	9,953
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	82	10,849
Kimberly-Clark Corp. (Household Products)	176	21,270
Kimco Realty Corp. (Retail REITs)	611	10,747
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,924	31,900
L3Harris Technologies, Inc. (Aerospace & Defense)	95	16,541
Laboratory Corp. of America Holdings (Health Care Providers & Services)	89	17,893
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	322	14,760
Leidos Holdings, Inc. (Professional Services)	48	4,424
Lennar Corp. - Class A (Household Durables)	252	28,281
Linde PLC (Chemicals)	191	71,118
Live Nation Entertainment, Inc.* (Entertainment)	141	11,709
LKQ Corp. (Distributors)	263	13,021
Lockheed Martin Corp. (Aerospace & Defense)	65	26,582
Loews Corp. (Insurance)	183	11,586
Lowe's Cos., Inc. (Specialty Retail)	182	37,827
LyondellBasell Industries N.V. - Class A (Chemicals)	255	24,149
M&T Bank Corp. (Banks)	166	20,991
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	208	31,479
MarketAxess Holdings, Inc. (Capital Markets)	19	4,059
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	123	24,238
Marsh & McLennan Cos., Inc. (Insurance)	178	33,873
Martin Marietta Materials, Inc. (Construction Materials)	62	25,450
Masco Corp. (Building Products)	60	3,207
Match Group, Inc.* (Interactive Media & Services)	272	10,656
McCormick & Co., Inc. (Food Products)	123	9,304
McDonald's Corp. (Hotels, Restaurants & Leisure)	276	72,709
McKesson Corp. (Health Care Providers & Services)	73	31,744
Medtronic PLC (Health Care Equipment & Supplies)	1,326	103,905
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,214	664,665
MetLife, Inc. (Insurance)	627	39,445
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	8,865
MGM Resorts International (Hotels, Restaurants & Leisure)	274	10,072
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	275	21,464
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,090	74,153
Microsoft Corp. (Software)	3,108	981,351
Mid-America Apartment Communities, Inc. (Residential REITs)	117	15,052
Mohawk Industries, Inc.* (Household Durables)	53	4,548
Molson Coors Beverage Co. - Class B (Beverages)	183	11,637

:: ProFund VP Large-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	621	$43,098
Moody's Corp. (Capital Markets)	84	26,558
Morgan Stanley (Capital Markets)	1,270	103,721
Motorola Solutions, Inc. (Communications Equipment)	75	20,418
MSCI, Inc. (Capital Markets)	34	17,445
Nasdaq, Inc. (Capital Markets)	118	5,734
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	209	15,859
Netflix, Inc.* (Entertainment)	441	166,521
Newmont Corp. (Metals & Mining)	787	29,080
News Corp. - Class A (Media)	373	7,482
News Corp. - Class B (Media)	109	2,275
NextEra Energy, Inc. (Electric Utilities)	2,014	115,383
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,220	116,656
NiSource, Inc. (Multi-Utilities)	406	10,020
Nordson Corp. (Machinery)	54	12,051
Norfolk Southern Corp. (Ground Transportation)	227	44,703
Northern Trust Corp. (Capital Markets)	205	14,243
Northrop Grumman Corp. (Aerospace & Defense)	40	17,608
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	417	6,872
NRG Energy, Inc. (Electric Utilities)	116	4,468
NVR, Inc.* (Household Durables)	3	17,890
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	106	21,192
Omnicom Group, Inc. (Media)	195	14,524
Oracle Corp. (Software)	643	68,107
Organon & Co. (Pharmaceuticals)	248	4,305
Otis Worldwide Corp. (Machinery)	410	32,927
PACCAR, Inc. (Machinery)	521	44,295
Packaging Corp. of America (Containers & Packaging)	90	13,820
Paramount Global - Class B (Media)	474	6,115
Parker-Hannifin Corp. (Machinery)	129	50,248
Paychex, Inc. (Professional Services)	139	16,031
PayPal Holdings, Inc.* (Financial Services)	1,091	63,780
Pentair PLC (Machinery)	162	10,490
Philip Morris International, Inc. (Tobacco)	712	65,917
Phillips 66 (Oil, Gas & Consumable Fuels)	444	53,346
Pinnacle West Capital Corp. (Electric Utilities)	113	8,326
Pool Corp. (Distributors)	15	5,342
PPG Industries, Inc. (Chemicals)	236	30,633
PPL Corp. (Electric Utilities)	729	17,175
Principal Financial Group, Inc. (Insurance)	87	6,270
Prologis, Inc. (Industrial REITs)	920	103,233
Prudential Financial, Inc. (Insurance)	361	34,255
Public Service Enterprise Group, Inc. (Multi-Utilities)	495	28,170
Public Storage (Specialized REITs)	60	15,811
PulteGroup, Inc. (Household Durables)	218	16,143
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	98	9,356
Quest Diagnostics, Inc. (Health Care Providers & Services)	39	4,753
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	4,760
Realty Income Corp. (Retail REITs)	703	35,108
Regency Centers Corp. (Retail REITs)	162	9,629
Regions Financial Corp. (Banks)	927	15,944
Republic Services, Inc. (Commercial Services & Supplies)	93	13,253
ResMed, Inc. (Health Care Equipment & Supplies)	68	10,055
Revvity, Inc. (Life Sciences Tools & Services)	125	13,838
Robert Half, Inc. (Professional Services)	107	7,841
Rockwell Automation, Inc. (Electrical Equipment)	115	32,875
Roper Technologies, Inc. (Software)	107	51,818
Ross Stores, Inc. (Specialty Retail)	339	38,290
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	235	21,653
RTX Corp. (Aerospace & Defense)	1,449	104,285
S&P Global, Inc. (Capital Markets)	325	118,758
Salesforce, Inc.* (Software)	971	196,899
SBA Communications Corp. (Specialized REITs)	47	9,408
Schlumberger N.V. (Energy Equipment & Services)	663	38,653
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	191	12,596
Sealed Air Corp. (Containers & Packaging)	138	4,535
Sempra (Multi-Utilities)	249	16,939
Simon Property Group, Inc. (Retail REITs)	327	35,326
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	160	15,774
Snap-on, Inc. (Machinery)	23	5,866
Southwest Airlines Co. (Passenger Airlines)	588	15,917
Stanley Black & Decker, Inc. (Machinery)	152	12,704
Starbucks Corp. (Hotels, Restaurants & Leisure)	560	51,111
State Street Corp. (Capital Markets)	317	21,226
STERIS PLC (Health Care Equipment & Supplies)	99	21,723
Stryker Corp. (Health Care Equipment & Supplies)	337	92,092
Synchrony Financial (Consumer Finance)	410	12,534
Sysco Corp. (Consumer Staples Distribution & Retail)	501	33,091
T. Rowe Price Group, Inc. (Capital Markets)	224	23,491
Take-Two Interactive Software, Inc.* (Entertainment)	158	22,182
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	225	6,469
Target Corp. (Consumer Staples Distribution & Retail)	460	50,862
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	313	38,666
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	19,203
Teleflex, Inc. (Health Care Equipment & Supplies)	47	9,231
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	79	7,936

September 30, 2023 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	335	$53,268
Textron, Inc. (Aerospace & Defense)	197	15,394
The AES Corp. (Independent Power and Renewable Electricity Producers)	266	4,043
The Allstate Corp. (Insurance)	261	29,078
The Bank of New York Mellon Corp. (Capital Markets)	772	32,926
The Boeing Co.* (Aerospace & Defense)	566	108,490
The Charles Schwab Corp. (Capital Markets)	605	33,215
The Cigna Group (Health Care Providers & Services)	151	43,197
The Clorox Co. (Household Products)	68	8,912
The Coca-Cola Co. (Beverages)	1,355	75,853
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	49	15,582
The Estee Lauder Cos., Inc. (Personal Care Products)	232	33,536
The Goldman Sachs Group, Inc. (Capital Markets)	329	106,455
The Hartford Financial Services Group, Inc. (Insurance)	304	21,557
The Home Depot, Inc. (Specialty Retail)	471	142,317
The Interpublic Group of Cos., Inc. (Media)	378	10,833
The JM Smucker Co. (Food Products)	103	12,660
The Kraft Heinz Co. (Food Products)	791	26,609
The Kroger Co. (Consumer Staples Distribution & Retail)	653	29,222
The PNC Financial Services Group, Inc. (Banks)	398	48,862
The Procter & Gamble Co. (Household Products)	1,057	154,173
The Sherwin-Williams Co. (Chemicals)	236	60,192
The Southern Co. (Electric Utilities)	1,085	70,221
The TJX Cos., Inc. (Specialty Retail)	413	36,707
The Travelers Cos., Inc. (Insurance)	106	17,311
The Walt Disney Co.* (Entertainment)	1,822	147,673
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	166	23,248
Trane Technologies PLC (Building Products)	229	46,466
TransDigm Group, Inc.* (Aerospace & Defense)	30	25,294
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	244	13,142
Truist Financial Corp. (Banks)	1,322	37,822
Tyler Technologies, Inc.* (Software)	23	8,881
Tyson Foods, Inc. - Class A (Food Products)	282	14,238
U.S. Bancorp (Banks)	1,545	51,078
UDR, Inc. (Residential REITs)	296	10,558
Union Pacific Corp. (Ground Transportation)	304	61,903
United Airlines Holdings, Inc.* (Passenger Airlines)	322	13,621
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	721	112,383
United Rentals, Inc. (Trading Companies & Distributors)	68	30,230
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	62	7,795
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	352	49,882
Ventas, Inc. (Health Care REITs)	396	16,683
VeriSign, Inc.* (IT Services)	46	9,316
Verisk Analytics, Inc. (Professional Services)	78	18,426
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,182	135,539
VF Corp. (Textiles, Apparel & Luxury Goods)	323	5,707
Viatris, Inc. (Pharmaceuticals)	1,186	11,694
VICI Properties, Inc. (Specialized REITs)	428	12,455
Vulcan Materials Co. (Construction Materials)	54	10,909
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	709	15,768
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,421	227,260
Warner Bros. Discovery, Inc.* (Entertainment)	2,200	23,892
Waste Management, Inc. (Commercial Services & Supplies)	151	23,019
WEC Energy Group, Inc. (Multi-Utilities)	151	12,163
Wells Fargo & Co. (Banks)	3,641	148,771
Welltower, Inc. (Health Care REITs)	518	42,435
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	74	27,765
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	315	14,373
Westinghouse Air Brake Technologies Corp. (Machinery)	180	19,129
Westrock Co. (Containers & Packaging)	250	8,950
Weyerhaeuser Co. (Specialized REITs)	307	9,413
Whirlpool Corp. (Household Durables)	55	7,354
Willis Towers Watson PLC (Insurance)	105	21,941
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	97	8,964
Xcel Energy, Inc. (Electric Utilities)	547	31,299
Xylem, Inc. (Machinery)	239	21,756
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	101	12,619
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	51	12,063
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	209	23,454
Zions Bancorp NA (Banks)	142	4,954
Zoetis, Inc. (Pharmaceuticals)	459	79,857
TOTAL COMMON STOCKS
(Cost $11,626,543)		16,190,139

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $26,029	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)		26,000
TOTAL INVESTMENT SECURITIES
(Cost $11,652,543) - 100.0%		16,216,139
Net other assets (liabilities) - NM		(6,980)
NET ASSETS - 100.0%		$16,209,159

*	Non-income producing security.

:: ProFund VP Large-Cap Value :: September 30, 2023

(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Large-Cap Value ::

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$363,874	2.2%
Air Freight & Logistics	178,409	1.1%
Automobile Components	130,580	0.8%
Banks	1,075,022	6.7%
Beverages	125,519	0.8%
Biotechnology	19,790	0.1%
Broadline Retail	647,486	3.9%
Building Products	148,697	0.9%
Capital Markets	758,885	4.7%
Chemicals	348,803	2.2%
Commercial Services & Supplies	53,588	0.3%
Communications Equipment	256,702	1.6%
Construction Materials	36,359	0.2%
Consumer Finance	102,669	0.6%
Consumer Staples Distribution & Retail	441,512	2.7%
Containers & Packaging	82,934	0.5%
Distributors	24,138	0.1%
Diversified REITs	6,616	NM
Diversified Telecommunication Services	242,421	1.5%
Electric Utilities	529,986	3.3%
Electrical Equipment	196,914	1.2%
Electronic Equipment, Instruments & Components	126,966	0.8%
Energy Equipment & Services	110,018	0.7%
Entertainment	408,829	2.5%
Financial Services	793,525	4.9%
Food Products	173,571	1.1%
Gas Utilities	6,144	NM
Ground Transportation	138,371	0.9%
Health Care Equipment & Supplies	654,278	4.1%
Health Care Providers & Services	343,003	2.1%
Health Care REITs	69,014	0.4%
Hotel & Resort REITs	11,297	0.1%
Hotels, Restaurants & Leisure	451,980	2.8%
Household Durables	106,647	0.7%
Household Products	233,024	1.4%
Independent Power and Renewable Electricity Producers	4,043	NM
Industrial Conglomerates	293,719	1.8%
Industrial REITs	103,233	0.6%
Insurance	416,186	2.6%
Interactive Media & Services	675,321	4.2%
IT Services	294,286	1.8%
Leisure Products	8,466	0.1%
Life Sciences Tools & Services	127,526	0.8%
Machinery	390,288	2.5%
Media	279,052	1.7%
Metals & Mining	29,080	0.2%
Multi-Utilities	205,592	1.3%
Office REITs	24,002	0.1%
Oil, Gas & Consumable Fuels	166,607	1.0%
Passenger Airlines	65,769	0.4%
Personal Care Products	33,536	0.2%
Pharmaceuticals	245,712	1.5%
Professional Services	96,718	0.6%
Real Estate Management & Development	22,749	0.1%
Residential REITs	111,712	0.7%
Retail REITs	90,810	0.6%
Semiconductors & Semiconductor Equipment	611,017	3.8%
Software	1,547,887	9.5%
Specialized REITs	246,805	1.6%
Specialty Retail	287,017	1.8%
Technology Hardware, Storage & Peripherals	87,087	0.5%
Textiles, Apparel & Luxury Goods	133,592	0.8%
Tobacco	101,449	0.6%
Trading Companies & Distributors	45,912	0.3%
Water Utilities	24,147	0.1%
Wireless Telecommunication Services	23,248	0.1%
Other**	19,020	0.2%
Total	$16,209,159	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Materials (formerly ProFund VP Basic Materials) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	3,557	$1,008,054
Albemarle Corp. (Chemicals)	1,879	319,505
Amcor PLC (Containers & Packaging)	23,558	215,791
Avery Dennison Corp. (Containers & Packaging)	1,290	235,645
Ball Corp. (Containers & Packaging)	5,044	251,091
Celanese Corp. (Chemicals)	1,602	201,083
CF Industries Holdings, Inc. (Chemicals)	3,089	264,851
Corteva, Inc. (Chemicals)	11,365	581,433
Dow, Inc. (Chemicals)	11,256	580,359
DuPont de Nemours, Inc. (Chemicals)	7,349	548,162
Eastman Chemical Co. (Chemicals)	1,898	145,615
Ecolab, Inc. (Chemicals)	4,061	687,933
FMC Corp. (Chemicals)	1,997	133,739
Freeport-McMoRan, Inc. (Metals & Mining)	22,952	855,880
International Flavors & Fragrances, Inc. (Chemicals)	4,087	278,611
International Paper Co. (Containers & Packaging)	5,539	196,468
Linde PLC (Chemicals)	7,812	2,908,799
LyondellBasell Industries N.V. - Class A (Chemicals)	4,100	388,270
Martin Marietta Materials, Inc. (Construction Materials)	989	405,965
Newmont Corp. (Metals & Mining)	12,724	470,152
Nucor Corp.(a) (Metals & Mining)	3,982	622,586
Packaging Corp. of America (Containers & Packaging)	1,440	221,112
PPG Industries, Inc. (Chemicals)	3,771	489,476
Sealed Air Corp. (Containers & Packaging)	2,312	75,972
Steel Dynamics, Inc. (Metals & Mining)	2,493	267,299
The Mosaic Co. (Chemicals)	5,320	189,392
The Sherwin-Williams Co. (Chemicals)	3,788	966,129
Vulcan Materials Co. (Construction Materials)	2,127	429,696
Westrock Co. (Containers & Packaging)	4,103	146,887
TOTAL COMMON STOCKS
(Cost $6,352,598)		14,085,955

Repurchase Agreements(b) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $271,343	$271,000	$271,000
TOTAL REPURCHASE AGREEMENTS
(Cost $271,000)		271,000

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	102,879	$102,879
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $102,879)		102,879
TOTAL INVESTMENT SECURITIES
(Cost $6,726,477) - 101.0%		14,459,834
Net other assets (liabilities) - (1.0)%		(143,486)
NET ASSETS - 100.0%		$14,316,348

(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $99,908.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

:: ProFund VP Materials (formerly ProFund VP Basic Materials) :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$236,583	$(1,964)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Chemicals	$9,691,411	67.7%
Construction Materials	835,661	5.8%
Containers & Packaging	1,342,966	9.4%
Metals & Mining	2,215,917	15.5%
Other**	230,393	1.6%
Total	$14,316,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $9,794,501	$9,782,000	$9,782,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,782,000)		9,782,000
TOTAL INVESTMENT SECURITIES
(Cost $9,782,000) - 99.6%		9,782,000
Net other assets (liabilities) - 0.4%		43,455
NET ASSETS - 100.0%		$9,825,455

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $1,155,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	12/18/23	$1,260,200	$(54,860)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/23	5.83%	$4,058,814	$28,947
S&P MidCap 400	UBS AG	10/27/23	5.68%	4,587,387	32,654
				$8,646,201	$61,601

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	496	$34,874
Acuity Brands, Inc. (Electrical Equipment)	145	24,695
Advanced Drainage Systems, Inc. (Building Products)	494	56,232
AECOM (Construction & Engineering)	695	57,713
Affiliated Managers Group, Inc. (Capital Markets)	214	27,893
AGCO Corp. (Machinery)	300	35,484
Agree Realty Corp. (Retail REITs)	616	34,028
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	257	8,209
Ally Financial, Inc. (Consumer Finance)	505	13,473
American Financial Group, Inc. (Insurance)	276	30,821
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	958	21,651
Annaly Capital Management, Inc. (Mortgage REITs)	4,584	86,225
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,162	37,881
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,620	66,496
AptarGroup, Inc. (Containers & Packaging)	287	35,886
Aramark (Hotels, Restaurants & Leisure)	993	34,457
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	478	12,844
Ashland, Inc. (Chemicals)	319	26,056
Autoliv, Inc. (Automobile Components)	225	21,708
AutoNation, Inc.* (Specialty Retail)	116	17,562
Avis Budget Group, Inc.* (Ground Transportation)	183	32,883
Axalta Coating Systems, Ltd.* (Chemicals)	925	24,883
Belden, Inc. (Electronic Equipment, Instruments & Components)	393	37,944
BellRing Brands, Inc.* (Personal Care Products)	500	20,615
Berry Global Group, Inc. (Containers & Packaging)	482	29,841
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	711	50,744
Black Hills Corp. (Multi-Utilities)	324	16,391
Blackbaud, Inc.* (Software)	183	12,869
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	389	23,663
Brixmor Property Group, Inc. (Retail REITs)	1,368	28,427
Bruker Corp. (Life Sciences Tools & Services)	539	33,580
Brunswick Corp. (Leisure Products)	382	30,178
Builders FirstSource, Inc.* (Building Products)	1,160	144,407
BWX Technologies, Inc. (Aerospace & Defense)	849	63,658
Cabot Corp. (Chemicals)	519	35,951
CACI International, Inc.* - Class A (Professional Services)	137	43,008
Calix, Inc.* (Communications Equipment)	548	25,120
Carlisle Cos., Inc. (Building Products)	463	120,037
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	347	94,217
Celsius Holdings, Inc.* (Beverages)	457	78,422
ChampionX Corp. (Energy Equipment & Services)	1,825	65,007
Chart Industries, Inc.* (Machinery)	175	29,596
Chemed Corp. (Health Care Providers & Services)	96	49,891
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	140	17,151
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	292	47,324
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	633	73,453
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	508	37,572
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	786	63,564
Clean Harbors, Inc.* (Commercial Services & Supplies)	468	78,325
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,500	33,870
Cognex Corp. (Electronic Equipment, Instruments & Components)	831	35,268
Columbia Banking System, Inc. (Banks)	1,006	20,422
Commerce Bancshares, Inc. (Banks)	716	34,354
Commercial Metals Co. (Metals & Mining)	606	29,942
CommVault Systems, Inc.* (Software)	272	18,390
Concentrix Corp. (Professional Services)	401	32,124
Corporate Office Properties Trust (Office REITs)	543	12,940
Crane Co. (Machinery)	226	20,078
Crane NXT Co. (Machinery)	224	12,448
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	571	50,379
Crown Holdings, Inc. (Containers & Packaging)	436	38,577
CubeSmart (Specialized REITs)	1,127	42,973
Cullen/Frost Bankers, Inc. (Banks)	399	36,392
Curtiss-Wright Corp. (Aerospace & Defense)	356	69,644
Darling Ingredients, Inc.* (Food Products)	1,480	77,255
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	243	124,924
Dick's Sporting Goods, Inc. (Specialty Retail)	290	31,488
Dolby Laboratories, Inc. - Class A (Software)	270	21,400
Donaldson Co., Inc. (Machinery)	719	42,881
Doximity, Inc.* - Class A (Health Care Technology)	687	14,578
Dropbox, Inc.* - Class A (Software)	2,393	65,161
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	900	47,628
Dynatrace, Inc.* (Software)	2,203	102,946
Eagle Materials, Inc. (Construction Materials)	329	54,785
East West Bancorp, Inc. (Banks)	670	35,316

:: ProFund VP Mid-Cap Growth :: September 30, 2023

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Industrial REITs)	232	$38,635
EMCOR Group, Inc. (Construction & Engineering)	437	91,940
Encompass Health Corp. (Health Care Providers & Services)	428	28,744
Envestnet, Inc.* (Software)	225	9,907
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,850	17,335
Erie Indemnity Co. - Class A (Insurance)	232	68,159
Essential Utilities, Inc. (Water Utilities)	2,258	77,517
Euronet Worldwide, Inc.* (Financial Services)	214	16,987
Evercore, Inc. (Capital Markets)	161	22,199
Exelixis, Inc.* (Biotechnology)	2,956	64,589
ExlService Holdings, Inc.* (Professional Services)	1,537	43,097
Exponent, Inc. (Professional Services)	325	27,820
Federated Hermes, Inc. (Capital Markets)	566	19,170
First Financial Bankshares, Inc. (Banks)	631	15,851
First Horizon Corp. (Banks)	3,423	37,720
First Industrial Realty Trust, Inc. (Industrial REITs)	625	29,744
FirstCash Holdings, Inc. (Consumer Finance)	344	34,532
Five Below, Inc.* (Specialty Retail)	356	57,280
Flowers Foods, Inc. (Food Products)	1,125	24,953
FNF Group (Insurance)	1,272	52,534
Fox Factory Holding Corp.* (Automobile Components)	394	39,038
FTI Consulting, Inc.* (Professional Services)	316	56,378
Gaming & Leisure Properties, Inc. (Specialized REITs)	1,608	73,243
GATX Corp. (Trading Companies & Distributors)	171	18,610
Genpact, Ltd. (Professional Services)	883	31,965
Gentex Corp. (Automobile Components)	997	32,442
Glacier Bancorp, Inc. (Banks)	556	15,846
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,088	54,019
GoDaddy, Inc.* - Class A (IT Services)	1,363	101,516
Graco, Inc. (Machinery)	1,019	74,265
Grand Canyon Education, Inc.* (Diversified Consumer Services)	276	32,259
Graphic Packaging Holding Co. (Containers & Packaging)	2,025	45,118
H&R Block, Inc. (Diversified Consumer Services)	1,413	60,844
Haemonetics Corp.* (Health Care Equipment & Supplies)	470	42,103
Halozyme Therapeutics, Inc.* (Biotechnology)	1,224	46,757
Hancock Whitney Corp. (Banks)	392	14,500
Harley-Davidson, Inc. (Automobile Components)	753	24,894
HealthEquity, Inc.* (Health Care Providers & Services)	793	57,929
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	593	33,759
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	343	13,960
Hubbell, Inc. (Electrical Equipment)	498	156,078
IDACORP, Inc. (Electric Utilities)	249	23,319
Inari Medical, Inc.* (Health Care Equipment & Supplies)	473	30,934
Insperity, Inc. (Professional Services)	337	32,891
Interactive Brokers Group, Inc. (Capital Markets)	556	48,127
International Bancshares Corp. (Banks)	302	13,089
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,160	52,768
ITT, Inc. (Machinery)	351	34,366
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	585	75,722
Jefferies Financial Group, Inc. (Capital Markets)	1,640	60,073
KBR, Inc. (Professional Services)	1,253	73,853
Kinsale Capital Group, Inc. (Insurance)	204	84,483
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	749	37,562
Lamar Advertising Co. - Class A (Specialized REITs)	455	37,979
Lancaster Colony Corp. (Food Products)	188	31,026
Landstar System, Inc. (Ground Transportation)	334	59,098
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	636	44,189
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,279	109,904
Lennox International, Inc. (Building Products)	183	68,523
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	389	27,747
Lincoln Electric Holdings, Inc. (Machinery)	533	96,893
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	143	35,367
Louisiana-Pacific Corp. (Paper & Forest Products)	595	32,886
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	501	40,872
Manhattan Associates, Inc.* (Software)	333	65,821
Masimo Corp.* (Health Care Equipment & Supplies)	259	22,709
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,028	61,145
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	215	52,058
Morningstar, Inc. (Capital Markets)	242	56,686
MP Materials Corp.* (Metals & Mining)	1,335	25,499
MSA Safety, Inc. (Commercial Services & Supplies)	187	29,481
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	220	21,593
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,376	62,402
Murphy USA, Inc. (Specialty Retail)	181	61,854
National Fuel Gas Co. (Gas Utilities)	596	30,938
National Instruments Corp. (Electronic Equipment, Instruments & Components)	707	42,151

September 30, 2023 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
National Storage Affiliates Trust (Specialized REITs)	362	$11,490
Neurocrine Biosciences, Inc.* (Biotechnology)	907	102,037
New Jersey Resources Corp. (Gas Utilities)	588	23,890
NewMarket Corp. (Chemicals)	35	15,926
Nexstar Media Group, Inc. (Media)	309	44,301
NNN REIT, Inc. (Retail REITs)	898	31,735
NOV, Inc. (Energy Equipment & Services)	3,654	76,368
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	333	47,765
nVent Electric PLC (Electrical Equipment)	1,539	81,552
OGE Energy Corp. (Electric Utilities)	1,859	61,961
Olin Corp. (Chemicals)	1,167	58,327
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	281	21,688
Omega Healthcare Investors, Inc. (Health Care REITs)	1,113	36,907
ONE Gas, Inc. (Gas Utilities)	514	35,096
Option Care Health, Inc.* (Health Care Providers & Services)	1,669	53,992
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	293	20,487
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,814	86,292
Owens Corning (Building Products)	451	61,521
Paylocity Holding Corp.* (Professional Services)	400	72,680
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,020	54,601
Penumbra, Inc.* (Health Care Equipment & Supplies)	224	54,189
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	653	38,436
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,724	24,067
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	534	26,262
PNM Resources, Inc. (Electric Utilities)	493	21,993
Polaris, Inc. (Leisure Products)	256	26,660
PotlatchDeltic Corp. (Specialized REITs)	423	19,200
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	533	40,673
Primerica, Inc. (Insurance)	229	44,428
Progyny, Inc.* (Health Care Providers & Services)	284	9,662
Qualys, Inc.* (Software)	342	52,172
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	252	18,406
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,240	72,598
Rayonier, Inc. (Specialized REITs)	697	19,837
RBC Bearings, Inc.* (Machinery)	268	62,747
Reliance Steel & Aluminum Co. (Metals & Mining)	545	142,915
RenaissanceRe Holdings, Ltd. (Insurance)	265	52,449
Repligen Corp.* (Life Sciences Tools & Services)	481	76,483
Rexford Industrial Realty, Inc. (Industrial REITs)	1,091	53,840
RLI Corp. (Insurance)	372	50,551
Royal Gold, Inc. (Metals & Mining)	609	64,755
RPM International, Inc. (Chemicals)	1,198	113,582
Saia, Inc.* (Ground Transportation)	141	56,210
Science Applications International Corp. (Professional Services)	334	35,250
SEI Investments Co. (Capital Markets)	934	56,255
Selective Insurance Group, Inc. (Insurance)	561	57,878
Sensata Technologies Holding PLC (Electrical Equipment)	551	20,839
Service Corp. International (Diversified Consumer Services)	1,399	79,939
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	342	68,093
Silgan Holdings, Inc. (Containers & Packaging)	774	33,367
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	157	18,195
Simpson Manufacturing Co., Inc. (Building Products)	397	59,475
SLM Corp. (Consumer Finance)	2,099	28,588
Sonoco Products Co. (Containers & Packaging)	463	25,164
SouthState Corp. (Banks)	402	27,079
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,223	65,938
Spire, Inc. (Gas Utilities)	239	13,523
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	511	21,871
STAG Industrial, Inc. (Industrial REITs)	750	25,883
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	340	93,235
Tempur Sealy International, Inc. (Household Durables)	1,597	69,214
Teradata Corp.* (Software)	427	19,224
Tetra Tech, Inc. (Commercial Services & Supplies)	281	42,720
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	620	59,582
The Boston Beer Co., Inc.* - Class A (Beverages)	61	23,761
The Brink's Co. (Commercial Services & Supplies)	202	14,673
The Chemours Co. (Chemicals)	784	21,991
The Hanover Insurance Group, Inc. (Insurance)	195	21,641
The Middleby Corp.* (Machinery)	239	30,592
The New York Times Co. - Class A (Media)	758	31,230
The Timken Co. (Machinery)	297	21,827
The Toro Co. (Machinery)	964	80,108
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,574	32,125
TKO Group Holdings, Inc. (Entertainment)	486	40,853
TopBuild Corp.* (Household Durables)	156	39,250
Trex Co., Inc.* (Building Products)	535	32,972
UFP Industries, Inc. (Building Products)	573	58,675
United Bankshares, Inc. (Banks)	601	16,582
United Therapeutics Corp.* (Biotechnology)	436	98,479
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	254	39,875
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	590	23,423
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	185	41,050

:: ProFund VP Mid-Cap Growth :: September 30, 2023

Common Stocks, continued

	Shares	Value
Valaris, Ltd.* (Energy Equipment & Services)	590	$44,238
Valmont Industries, Inc. (Construction & Engineering)	194	46,601
Valvoline, Inc. (Specialty Retail)	592	19,086
Vicor Corp.* (Electrical Equipment)	90	5,300
Visteon Corp.* (Automobile Components)	261	36,036
Vistra Corp. (Independent Power and Renewable Electricity Producers)	2,085	69,180
Watsco, Inc. (Trading Companies & Distributors)	311	117,471
Watts Water Technologies, Inc. - Class A (Machinery)	133	22,985
Weatherford International PLC* (Energy Equipment & Services)	669	60,431
WESCO International, Inc. (Trading Companies & Distributors)	184	26,463
Westlake Corp. (Chemicals)	296	36,902
WEX, Inc.* (Financial Services)	399	75,048
Williams-Sonoma, Inc. (Specialty Retail)	286	44,444
Wingstop, Inc. (Hotels, Restaurants & Leisure)	277	49,816
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	520	19,812
Worthington Industries, Inc. (Metals & Mining)	140	8,655
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	407	28,303
YETI Holdings, Inc.* (Leisure Products)	444	21,410
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,472	24,141
TOTAL COMMON STOCKS
(Cost $8,253,545)		11,174,788
TOTAL INVESTMENT SECURITIES
(Cost $8,253,545) - 99.9%		11,174,788
Net other assets (liabilities) - 0.1%		14,205
NET ASSETS - 100.0%		$11,188,993

*	Non-income producing security.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$133,302	1.2%
Automobile Components	154,118	1.4%
Banks	267,151	2.4%
Beverages	102,183	0.9%
Biotechnology	324,706	2.9%
Broadline Retail	21,688	0.2%
Building Products	601,842	5.4%
Capital Markets	290,403	2.6%
Chemicals	333,618	3.0%
Commercial Services & Supplies	165,199	1.5%
Communications Equipment	25,120	0.2%
Construction & Engineering	196,254	1.8%
Construction Materials	54,785	0.5%
Consumer Finance	76,593	0.7%
Consumer Staples Distribution & Retail	228,691	2.0%
Containers & Packaging	207,953	1.9%
Diversified Consumer Services	173,042	1.5%
Diversified Telecommunication Services	52,768	0.5%
Electric Utilities	107,273	1.0%
Electrical Equipment	288,464	2.6%
Electronic Equipment, Instruments & Components	198,495	1.8%
Energy Equipment & Services	246,044	2.2%
Entertainment	40,853	0.4%
Financial Services	92,035	0.8%
Food Products	133,234	1.2%
Gas Utilities	103,447	0.9%
Ground Transportation	185,753	1.7%
Health Care Equipment & Supplies	334,642	3.0%
Health Care Providers & Services	235,092	2.1%
Health Care REITs	36,907	0.3%
Health Care Technology	14,578	0.1%
Hotels, Restaurants & Leisure	427,569	3.8%
Household Durables	108,464	1.0%
Independent Power and Renewable Electricity Producers	89,667	0.8%
Industrial REITs	148,102	1.3%
Insurance	462,944	4.2%
Interactive Media & Services	24,141	0.2%
IT Services	101,516	0.9%
Leisure Products	78,248	0.7%
Life Sciences Tools & Services	162,121	1.4%
Machinery	564,270	5.0%
Media	75,531	0.6%
Metals & Mining	271,766	2.4%
Mortgage REITs	86,225	0.8%
Multi-Utilities	16,391	0.1%
Office REITs	12,940	0.1%
Oil, Gas & Consumable Fuels	774,900	6.9%
Paper & Forest Products	32,886	0.3%
Personal Care Products	20,615	0.2%
Pharmaceuticals	75,722	0.7%
Professional Services	449,066	4.0%
Retail REITs	94,190	0.8%
Semiconductors & Semiconductor Equipment	336,763	3.0%
Software	367,890	3.3%
Specialized REITs	204,722	1.9%
Specialty Retail	231,714	2.1%
Technology Hardware, Storage & Peripherals	93,235	0.8%
Textiles, Apparel & Luxury Goods	175,303	1.6%
Trading Companies & Distributors	184,137	1.6%
Water Utilities	77,517	0.7%
Other**	14,205	0.1%
Total	$11,188,993	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	374	$26,296
ACI Worldwide, Inc.* (Software)	1,046	23,598
Acuity Brands, Inc. (Electrical Equipment)	150	25,547
Adient PLC* (Automobile Components)	902	33,103
Advanced Drainage Systems, Inc. (Building Products)	153	17,416
AECOM (Construction & Engineering)	616	51,153
Affiliated Managers Group, Inc. (Capital Markets)	116	15,119
AGCO Corp. (Machinery)	288	34,065
Agree Realty Corp. (Retail REITs)	288	15,909
Alcoa Corp. (Metals & Mining)	1,719	49,954
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	418	13,351
ALLETE, Inc. (Electric Utilities)	554	29,251
Ally Financial, Inc. (Consumer Finance)	2,094	55,868
Amedisys, Inc.* (Health Care Providers & Services)	315	29,421
American Financial Group, Inc. (Insurance)	351	39,196
Apartment Income REIT Corp. (Residential REITs)	1,438	44,147
AptarGroup, Inc. (Containers & Packaging)	335	41,888
Aramark (Hotels, Restaurants & Leisure)	1,485	51,530
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	537	67,254
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	537	14,429
ASGN, Inc.* (Professional Services)	467	38,145
Ashland, Inc. (Chemicals)	163	13,314
Aspen Technology, Inc.* (Software)	273	55,764
Associated Banc-Corp. (Banks)	1,454	24,878
Autoliv, Inc. (Automobile Components)	499	48,144
AutoNation, Inc.* (Specialty Retail)	140	21,196
Avient Corp. (Chemicals)	878	31,011
Avnet, Inc. (Electronic Equipment, Instruments & Components)	882	42,504
Axalta Coating Systems, Ltd.* (Chemicals)	1,175	31,607
Azenta, Inc.* (Life Sciences Tools & Services)	581	29,160
Bank OZK (Banks)	1,015	37,626
BellRing Brands, Inc.* (Personal Care Products)	748	30,840
Berry Global Group, Inc. (Containers & Packaging)	638	39,499
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	558	39,824
Black Hills Corp. (Multi-Utilities)	311	15,733
Blackbaud, Inc.* (Software)	225	15,822
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	280	17,032
Brighthouse Financial, Inc.* (Insurance)	631	30,881
Brixmor Property Group, Inc. (Retail REITs)	1,477	30,692
Bruker Corp. (Life Sciences Tools & Services)	389	24,235
Brunswick Corp. (Leisure Products)	276	21,804
Cable One, Inc. (Media)	45	27,704
CACI International, Inc.* - Class A (Professional Services)	79	24,800
Cadence Bank (Banks)	1,761	37,368
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,120	58,923
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	359	24,825
Chart Industries, Inc.* (Machinery)	223	37,714
Chemed Corp. (Health Care Providers & Services)	47	24,426
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,085	93,559
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	100	12,251
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	97	15,721
Ciena Corp.* (Communications Equipment)	1,442	68,149
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,903	76,633
CNO Financial Group, Inc. (Insurance)	1,089	25,842
Coca-Cola Consolidated, Inc. (Beverages)	46	29,271
Cognex Corp. (Electronic Equipment, Instruments & Components)	797	33,825
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,254	40,931
Columbia Banking System, Inc. (Banks)	964	19,569
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	337	24,972
Commerce Bancshares, Inc. (Banks)	350	16,793
Commercial Metals Co. (Metals & Mining)	496	24,507
CommVault Systems, Inc.* (Software)	140	9,465
Corporate Office Properties Trust (Office REITs)	520	12,392
Coty, Inc.* - Class A (Personal Care Products)	3,452	37,868
Cousins Properties, Inc. (Office REITs)	1,463	29,801
Crane Co. (Machinery)	235	20,877
Crane NXT Co. (Machinery)	234	13,003
Crown Holdings, Inc. (Containers & Packaging)	710	62,821
CubeSmart (Specialized REITs)	997	38,016
Cullen/Frost Bankers, Inc. (Banks)	205	18,698
Dick's Sporting Goods, Inc. (Specialty Retail)	302	32,791
Dolby Laboratories, Inc. - Class A (Software)	293	23,223
Donaldson Co., Inc. (Machinery)	420	25,049
Doximity, Inc.* - Class A (Health Care Technology)	496	10,525
East West Bancorp, Inc. (Banks)	669	35,263
EastGroup Properties, Inc. (Industrial REITs)	197	32,806
Encompass Health Corp. (Health Care Providers & Services)	522	35,058
EnerSys (Electrical Equipment)	395	37,395
Enovis Corp.* (Health Care Equipment & Supplies)	479	25,258
Envestnet, Inc.* (Software)	243	10,699

:: ProFund VP Mid-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,580	$44,049
EPR Properties (Specialized REITs)	726	30,158
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,254	21,120
Equity LifeStyle Properties, Inc. (Residential REITs)	1,797	114,486
Esab Corp. (Machinery)	546	38,340
Essent Group, Ltd. (Financial Services)	1,032	48,803
Euronet Worldwide, Inc.* (Financial Services)	233	18,496
Evercore, Inc. (Capital Markets)	168	23,164
Exponent, Inc. (Professional Services)	152	13,011
F.N.B. Corp. (Banks)	3,459	37,323
Federated Hermes, Inc. (Capital Markets)	263	8,908
First American Financial Corp. (Insurance)	994	56,151
First Financial Bankshares, Inc. (Banks)	581	14,595
First Horizon Corp. (Banks)	1,829	20,156
First Industrial Realty Trust, Inc. (Industrial REITs)	625	29,744
Five Below, Inc.* (Specialty Retail)	166	26,709
Flowers Foods, Inc. (Food Products)	685	15,193
Flowserve Corp. (Machinery)	1,265	50,309
Fluor Corp.* (Construction & Engineering)	1,383	50,756
FNF Group (Insurance)	1,172	48,404
Fortune Brands Innovations, Inc. (Building Products)	1,224	76,084
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,132	33,366
GameStop Corp.*(a) - Class A (Specialty Retail)	2,583	42,516
Gaming & Leisure Properties, Inc. (Specialized REITs)	862	39,264
GATX Corp. (Trading Companies & Distributors)	164	17,848
Genpact, Ltd. (Professional Services)	690	24,978
Gentex Corp. (Automobile Components)	1,215	39,536
Glacier Bancorp, Inc. (Banks)	491	13,994
Graco, Inc. (Machinery)	571	41,614
Graham Holdings Co. - Class B (Diversified Consumer Services)	36	20,988
Graphic Packaging Holding Co. (Containers & Packaging)	859	19,139
Greif, Inc. - Class A (Containers & Packaging)	246	16,435
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	953	27,494
GXO Logistics, Inc.* (Air Freight & Logistics)	1,147	67,272
Hancock Whitney Corp. (Banks)	423	15,647
Harley-Davidson, Inc. (Automobile Components)	460	15,208
Healthcare Realty Trust, Inc. (Health Care REITs)	3,672	56,072
Helen of Troy, Ltd.* (Household Durables)	233	27,158
Hertz Global Holdings, Inc.* (Ground Transportation)	1,287	15,766
Hexcel Corp. (Aerospace & Defense)	814	53,024
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	786	44,747
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	343	13,960
Home BancShares, Inc. (Banks)	1,817	38,048
ICU Medical, Inc.* (Health Care Equipment & Supplies)	196	23,326
IDACORP, Inc. (Electric Utilities)	230	21,540
Independence Realty Trust, Inc. (Residential REITs)	2,163	30,433
Ingredion, Inc. (Food Products)	638	62,779
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	683	26,084
Interactive Brokers Group, Inc. (Capital Markets)	454	39,298
International Bancshares Corp. (Banks)	200	8,668
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	288	29,244
ITT, Inc. (Machinery)	427	41,808
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,261	160,007
Janus Henderson Group PLC (Capital Markets)	1,278	32,998
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	460	64,943
KB Home (Household Durables)	749	34,664
Kemper Corp. (Insurance)	581	24,419
Kilroy Realty Corp. (Office REITs)	1,029	32,527
Kirby Corp.* (Marine Transportation)	574	47,527
Kite Realty Group Trust (Retail REITs)	2,115	45,303
Knife River Corp.* (Construction Materials)	491	23,976
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	778	39,017
Kohl's Corp. (Broadline Retail)	1,065	22,322
Kyndryl Holdings, Inc.* (IT Services)	2,206	33,311
Lamar Advertising Co. - Class A (Specialized REITs)	372	31,051
Lear Corp. (Automobile Components)	567	76,091
Leggett & Platt, Inc. (Household Durables)	1,284	32,626
Lennox International, Inc. (Building Products)	118	44,184
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	475	33,882
Lithia Motors, Inc. (Specialty Retail)	265	78,262
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	92	22,753
LivaNova PLC* (Health Care Equipment & Supplies)	519	27,445
Lumentum Holdings, Inc.* (Communications Equipment)	663	29,954
Macy's, Inc. (Broadline Retail)	2,627	30,500
Manhattan Associates, Inc.* (Software)	250	49,415
ManpowerGroup, Inc. (Professional Services)	478	35,047
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	327	32,906
Masimo Corp.* (Health Care Equipment & Supplies)	158	13,853
MasTec, Inc.* (Construction & Engineering)	584	42,030
Mattel, Inc.* (Leisure Products)	3,414	75,210
Maximus, Inc. (Professional Services)	587	43,838
MDU Resources Group, Inc. (Construction & Engineering)	1,962	38,416

September 30, 2023 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Health Care REITs)	5,769	$31,441
MGIC Investment Corp. (Financial Services)	2,722	45,430
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	607	52,530
MSA Safety, Inc. (Commercial Services & Supplies)	160	25,224
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	229	22,476
National Fuel Gas Co. (Gas Utilities)	265	13,756
National Instruments Corp. (Electronic Equipment, Instruments & Components)	533	31,777
National Storage Affiliates Trust (Specialized REITs)	423	13,426
NCR Corp.* (Software)	1,291	34,818
Neogen Corp.* (Health Care Equipment & Supplies)	1,896	35,152
New Jersey Resources Corp. (Gas Utilities)	329	13,367
New York Community Bancorp, Inc. (Banks)	6,966	78,993
NewMarket Corp. (Chemicals)	31	14,106
NNN REIT, Inc. (Retail REITs)	827	29,226
Nordstrom, Inc. (Broadline Retail)	933	13,939
NorthWestern Corp. (Multi-Utilities)	580	27,875
Old National Bancorp (Banks)	2,819	40,988
Old Republic International Corp. (Insurance)	2,552	68,751
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	304	23,463
Omega Healthcare Investors, Inc. (Health Care REITs)	1,204	39,925
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	213	14,893
Oshkosh Corp. (Machinery)	630	60,120
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	563	26,782
Owens Corning (Building Products)	398	54,291
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,079	25,613
Patterson Cos., Inc. (Health Care Providers & Services)	820	24,305
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,455	33,392
Penske Automotive Group, Inc. (Specialty Retail)	188	31,407
Penumbra, Inc.* (Health Care Equipment & Supplies)	137	33,142
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	828	48,736
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	884	12,341
Perrigo Co. PLC (Pharmaceuticals)	1,306	41,727
Physicians Realty Trust (Health Care REITs)	2,296	27,988
Pilgrim's Pride Corp.* (Food Products)	386	8,812
Pinnacle Financial Partners, Inc. (Banks)	741	49,677
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	260	12,787
PNM Resources, Inc. (Electric Utilities)	315	14,052
Polaris, Inc. (Leisure Products)	247	25,723
Portland General Electric Co. (Electric Utilities)	975	39,468
Post Holdings, Inc.* (Food Products)	490	42,013
PotlatchDeltic Corp. (Specialized REITs)	331	15,024
Primerica, Inc. (Insurance)	108	20,953
Progyny, Inc.* (Health Care Providers & Services)	504	17,146
Prosperity Bancshares, Inc. (Banks)	903	49,286
PVH Corp. (Textiles, Apparel & Luxury Goods)	606	46,365
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	215	15,704
R1 RCM, Inc.* (Health Care Providers & Services)	1,897	28,588
Rayonier, Inc. (Specialized REITs)	591	16,820
Regal Rexnord Corp. (Electrical Equipment)	639	91,300
Reinsurance Group of America, Inc. (Insurance)	638	92,631
RenaissanceRe Holdings, Ltd. (Insurance)	218	43,147
Rexford Industrial Realty, Inc. (Industrial REITs)	857	42,293
RH* (Specialty Retail)	149	39,390
Ryder System, Inc. (Ground Transportation)	438	46,844
Sabra Health Care REIT, Inc. (Health Care REITs)	2,228	31,058
Saia, Inc.* (Ground Transportation)	111	44,250
Science Applications International Corp. (Professional Services)	171	18,047
Sensata Technologies Holding PLC (Electrical Equipment)	896	33,887
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	144	16,688
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,296	63,440
Sonoco Products Co. (Containers & Packaging)	463	25,164
Sotera Health Co.* (Life Sciences Tools & Services)	952	14,261
SouthState Corp. (Banks)	315	21,218
Southwest Gas Holdings, Inc. (Gas Utilities)	580	35,038
Spire, Inc. (Gas Utilities)	258	14,598
Spirit Realty Capital, Inc. (Retail REITs)	1,363	45,702
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	452	19,346
STAG Industrial, Inc. (Industrial REITs)	953	32,888
Starwood Property Trust, Inc. (Mortgage REITs)	2,865	55,438
Stericycle, Inc.* (Commercial Services & Supplies)	891	39,836
Stifel Financial Corp. (Capital Markets)	1,007	61,870
Sunrun, Inc.* (Electrical Equipment)	2,093	26,288
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	89	24,406
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	381	34,077
Synovus Financial Corp. (Banks)	1,409	39,170
Taylor Morrison Home Corp.* (Household Durables)	1,056	44,996
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	461	46,035
TEGNA, Inc. (Media)	1,941	28,280
Tenet Healthcare Corp.* (Health Care Providers & Services)	979	64,505

:: ProFund VP Mid-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value
Teradata Corp.* (Software)	520	$23,410
Terex Corp. (Machinery)	650	37,453
Tetra Tech, Inc. (Commercial Services & Supplies)	222	33,751
Texas Capital Bancshares, Inc.* (Banks)	463	27,271
The Boston Beer Co., Inc.* - Class A (Beverages)	29	11,296
The Brink's Co. (Commercial Services & Supplies)	237	17,216
The Chemours Co. (Chemicals)	613	17,195
The Gap, Inc. (Specialty Retail)	2,056	21,855
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,733	33,971
The Hanover Insurance Group, Inc. (Insurance)	141	15,648
The Middleby Corp.* (Machinery)	268	34,304
The New York Times Co. - Class A (Media)	788	32,466
The Scotts Miracle-Gro Co. (Chemicals)	401	20,724
The Timken Co. (Machinery)	322	23,664
The Western Union Co. (Financial Services)	3,610	47,580
Thor Industries, Inc. (Automobile Components)	514	48,897
Toll Brothers, Inc. (Household Durables)	1,055	78,028
TopBuild Corp.* (Household Durables)	143	35,979
Topgolf Callaway Brands Corp.* (Leisure Products)	1,375	19,030
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	712	26,152
Trex Co., Inc.* (Building Products)	492	30,322
UGI Corp. (Gas Utilities)	2,019	46,437
UMB Financial Corp. (Banks)	420	26,061
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,817	12,446
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,924	12,275
United Bankshares, Inc. (Banks)	675	18,623
United States Steel Corp. (Metals & Mining)	2,149	69,800
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	155	24,333
Unum Group (Insurance)	1,774	87,263
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,578	62,648
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	178	39,496
Valley National Bancorp (Banks)	4,111	35,190
Valvoline, Inc. (Specialty Retail)	721	23,245
Vicor Corp.* (Electrical Equipment)	124	7,302
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,223	30,233
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,165	38,655
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,492	46,133
Vornado Realty Trust (Office REITs)	1,543	34,995
Voya Financial, Inc. (Financial Services)	1,020	67,779
Watts Water Technologies, Inc. - Class A (Machinery)	127	21,948
Webster Financial Corp. (Banks)	1,670	67,318
Werner Enterprises, Inc. (Ground Transportation)	612	23,837
WESCO International, Inc. (Trading Companies & Distributors)	234	33,654
Williams-Sonoma, Inc. (Specialty Retail)	322	50,039
Wintrust Financial Corp. (Banks)	591	44,621
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	659	25,108
Woodward, Inc. (Aerospace & Defense)	583	72,444
Worthington Industries, Inc. (Metals & Mining)	149	9,211
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	390	27,121
XPO, Inc.* (Ground Transportation)	1,119	83,545
YETI Holdings, Inc.* (Leisure Products)	377	18,179
Ziff Davis, Inc.* (Interactive Media & Services)	448	28,533
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,410	23,124
TOTAL COMMON STOCKS
(Cost $8,199,179)		10,176,404

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $56,070	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		56,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	44,540	$44,540
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $44,540)		44,540
TOTAL INVESTMENT SECURITIES
(Cost $8,299,719) - 100.5%		10,276,944
Net other assets (liabilities) - (0.5)%		(53,108)
NET ASSETS - 100.0%		$10,223,836

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $42,500.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Mid-Cap Value ::

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$125,468	1.2%
Air Freight & Logistics	67,272	0.7%
Automobile Components	294,950	2.9%
Banks	837,042	8.3%
Beverages	40,567	0.4%
Biotechnology	14,429	0.1%
Broadline Retail	90,224	0.9%
Building Products	222,297	2.2%
Capital Markets	181,357	1.8%
Chemicals	127,957	1.3%
Commercial Services & Supplies	116,027	1.1%
Communications Equipment	98,103	1.0%
Construction & Engineering	182,355	1.8%
Construction Materials	23,976	0.2%
Consumer Finance	55,868	0.5%
Consumer Staples Distribution & Retail	198,048	1.9%
Containers & Packaging	204,946	2.0%
Diversified Consumer Services	20,988	0.2%
Diversified Telecommunication Services	33,366	0.3%
Electric Utilities	104,311	1.0%
Electrical Equipment	221,719	2.2%
Electronic Equipment, Instruments & Components	550,696	5.4%
Financial Services	228,088	2.2%
Food Products	128,797	1.3%
Gas Utilities	123,196	1.3%
Ground Transportation	253,259	2.5%
Health Care Equipment & Supplies	244,013	2.4%
Health Care Providers & Services	249,745	2.4%
Health Care REITs	186,484	1.8%
Health Care Technology	10,525	0.1%
Hotel & Resort REITs	25,613	0.3%
Hotels, Restaurants & Leisure	300,509	2.9%
Household Durables	253,451	2.5%
Independent Power and Renewable Electricity Producers	53,548	0.5%
Industrial REITs	137,731	1.3%
Insurance	553,286	5.5%
Interactive Media & Services	51,657	0.5%
IT Services	33,311	0.3%
Leisure Products	159,946	1.6%
Life Sciences Tools & Services	67,656	0.7%
Machinery	480,268	4.7%
Marine Transportation	47,527	0.5%
Media	88,450	0.9%
Metals & Mining	230,105	2.2%
Mortgage REITs	55,438	0.5%
Multi-Utilities	43,608	0.4%
Office REITs	109,715	1.1%
Oil, Gas & Consumable Fuels	214,270	2.1%
Personal Care Products	68,708	0.7%
Pharmaceuticals	41,727	0.4%
Professional Services	197,866	1.9%
Real Estate Management & Development	64,943	0.6%
Residential REITs	189,066	1.9%
Retail REITs	166,832	1.6%
Semiconductors & Semiconductor Equipment	166,087	1.6%
Software	246,214	2.4%
Specialized REITs	183,759	1.8%
Specialty Retail	367,410	3.5%
Technology Hardware, Storage & Peripherals	24,406	0.2%
Textiles, Apparel & Luxury Goods	243,246	2.4%
Trading Companies & Distributors	73,978	0.7%
Other**	47,432	0.4%
Total	$10,223,836	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.6%)

	Shares	Value
Adobe, Inc.* (Software)	3,397	$1,732,130
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,043	1,238,261
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,178	436,053
Align Technology, Inc.* (Health Care Equipment & Supplies)	570	174,032
Alphabet, Inc.* - Class A (Interactive Media & Services)	20,621	2,698,464
Alphabet, Inc.* - Class C (Interactive Media & Services)	20,162	2,658,360
Amazon.com, Inc.* (Broadline Retail)	35,861	4,558,650
American Electric Power Co., Inc. (Electric Utilities)	3,840	288,845
Amgen, Inc. (Biotechnology)	3,987	1,071,546
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,714	650,284
ANSYS, Inc.* (Software)	647	192,515
Apple, Inc. (Technology Hardware, Storage & Peripherals)	54,339	9,303,380
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,235	863,236
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	646	380,274
AstraZeneca PLCADR (Pharmaceuticals)	4,342	294,040
Atlassian Corp.* - Class A (Software)	1,143	230,326
Autodesk, Inc.* (Software)	1,593	329,608
Automatic Data Processing, Inc. (Professional Services)	3,071	738,822
Baker Hughes Co. (Energy Equipment & Services)	7,526	265,818
Biogen, Inc.* (Biotechnology)	1,080	277,571
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	266	820,331
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,076	2,554,865
Cadence Design Systems, Inc.* (Software)	2,026	474,692
Charter Communications, Inc.* - Class A (Media)	1,116	490,839
Cintas Corp. (Commercial Services & Supplies)	758	364,605
Cisco Systems, Inc. (Communications Equipment)	30,375	1,632,960
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,765	255,041
Comcast Corp. - Class A (Media)	30,678	1,360,263
Constellation Energy Corp. (Electric Utilities)	2,397	261,465
Copart, Inc.* (Commercial Services & Supplies)	7,118	306,715
CoStar Group, Inc.* (Professional Services)	3,044	234,053
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,306	1,867,758
Crowdstrike Holdings, Inc.* - Class A (Software)	1,685	282,035
CSX Corp. (Ground Transportation)	14,955	459,866
Datadog, Inc.* - Class A (Software)	2,229	203,040
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,891	269,730
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,333	206,455
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,640	174,578
eBay, Inc. (Broadline Retail)	3,967	174,905
Electronic Arts, Inc. (Entertainment)	2,019	243,088
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,016	122,072
Exelon Corp. (Electric Utilities)	7,418	280,326
Fastenal Co. (Trading Companies & Distributors)	4,259	232,712
Fortinet, Inc.* (Software)	5,854	343,513
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,390	230,656
Gilead Sciences, Inc. (Biotechnology)	9,288	696,043
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	4,083	237,590
Honeywell International, Inc. (Industrial Conglomerates)	4,949	914,278
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	619	270,670
Illumina, Inc.* (Life Sciences Tools & Services)	1,180	161,990
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,217	1,109,764
Intuit, Inc. (Software)	2,088	1,066,843
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,619	765,508
JD.com, Inc.ADR (Broadline Retail)	3,381	98,489
Keurig Dr Pepper, Inc. (Beverages)	10,415	328,802
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,019	467,375
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	988	619,249
Lucid Group, Inc.*(a) (Automobile Components)	16,940	94,695
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	905	348,977
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,223	436,953
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,431	348,110
MercadoLibre, Inc.* (Broadline Retail)	373	472,919
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	10,828	3,250,674
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,057	316,649
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,164	555,397
Microsoft Corp. (Software)	25,823	8,153,611
Moderna, Inc.* (Biotechnology)	2,837	293,034
Mondelez International, Inc. - Class A (Food Products)	10,140	703,716
Monster Beverage Corp.* (Beverages)	7,808	413,434
Netflix, Inc.* (Entertainment)	3,303	1,247,213

:: ProFund VP Nasdaq-100 :: September 30, 2023

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,585	$3,734,390
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,922	384,246
Old Dominion Freight Line, Inc. (Ground Transportation)	814	333,040
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,217	299,020
O'Reilly Automotive, Inc.* (Specialty Retail)	449	408,078
PACCAR, Inc. (Machinery)	3,897	331,323
Palo Alto Networks, Inc.*(a) (Software)	2,280	534,523
Paychex, Inc. (Professional Services)	2,687	309,892
PayPal Holdings, Inc.* (Financial Services)	8,185	478,495
PDD Holdings, Inc.*ADR (Broadline Retail)	4,856	476,228
PepsiCo, Inc. (Beverages)	10,261	1,738,623
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,319	923,908
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	796	655,076
Ross Stores, Inc. (Specialty Retail)	2,539	286,780
Seagen, Inc.* (Biotechnology)	1,399	296,798
Sirius XM Holdings, Inc.(a) (Media)	28,641	129,457
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,538	779,263
Synopsys, Inc.* (Software)	1,134	520,472
Tesla, Inc.* (Automobile Components)	11,032	2,760,427
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,768	1,076,180
The Kraft Heinz Co. (Food Products)	9,156	308,008
The Trade Desk, Inc.* - Class A (Media)	3,326	259,927
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	8,769	1,228,098
Verisk Analytics, Inc. (Professional Services)	1,081	255,375
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,924	669,052
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	6,435	143,114
Warner Bros. Discovery, Inc.* (Entertainment)	18,168	197,304
Workday, Inc.* - Class A (Software)	1,543	331,514
Xcel Energy, Inc. (Electric Utilities)	4,111	235,231
Zoom Video Communications, Inc.* - Class A (Software)	1,895	132,536
Zscaler, Inc.* (Software)	1,087	169,126
TOTAL COMMON STOCKS
(Cost $33,380,735)		85,986,265

Repurchase Agreements(b)(c) (22.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $27,066,555	$27,032,000	$27,032,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,032,000)		27,032,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(e)	1,031,244	$1,031,244
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,031,244)		1,031,244
TOTAL INVESTMENT SECURITIES
(Cost $61,443,979) - 93.6%		114,049,509
Net other assets (liabilities) - 6.4%		7,785,102
NET ASSETS - 100.0%		$121,834,611

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $994,763.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $2,444,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2023 :: ProFund VP Nasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	50	12/18/23	$14,866,500	$(366,381)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/23	5.93%	$20,880,926	$213,995
Nasdaq-100 Index	UBS AG	10/27/23	6.13%	147,152	1,312
				$21,028,078	$215,307

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Automobile Components	$2,855,122	2.3%
Beverages	2,480,859	2.1%
Biotechnology	3,959,120	3.3%
Broadline Retail	5,781,191	4.8%
Commercial Services & Supplies	671,320	0.6%
Communications Equipment	1,632,960	1.3%
Consumer Staples Distribution & Retail	2,185,450	1.8%
Electric Utilities	1,065,867	0.9%
Energy Equipment & Services	265,818	0.2%
Entertainment	1,687,605	1.4%
Financial Services	478,495	0.4%
Food Products	1,011,724	0.8%
Ground Transportation	792,906	0.7%
Health Care Equipment & Supplies	1,710,596	1.4%
Hotels, Restaurants & Leisure	2,472,600	2.0%
Industrial Conglomerates	914,278	0.7%
Interactive Media & Services	8,607,498	7.1%
IT Services	255,041	0.2%
Life Sciences Tools & Services	161,990	0.1%
Machinery	331,323	0.3%
Media	2,240,486	1.8%
Oil, Gas & Consumable Fuels	206,455	0.2%
Pharmaceuticals	294,040	0.2%
Professional Services	1,538,142	1.2%
Semiconductors & Semiconductor Equipment	15,880,870	13.0%
Software	14,696,484	12.1%
Specialty Retail	694,858	0.6%
Technology Hardware, Storage & Peripherals	9,303,380	7.6%
Textiles, Apparel & Luxury Goods	348,977	0.3%
Trading Companies & Distributors	232,712	0.2%
Wireless Telecommunication Services	1,228,098	1.0%
Other**	35,848,346	29.4%
Total	$121,834,611	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.6%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	9,526	$65,253
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	5,903	271,479
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	14,984	274,357
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,347	78,207
Arvinas, Inc.* (Pharmaceuticals)	4,679	91,896
Axsome Therapeutics, Inc.* (Pharmaceuticals)	6,051	422,904
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,024	465,713
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	10,601	176,401
Catalent, Inc.* (Pharmaceuticals)	10,067	458,351
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	3,490	78,002
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,395	146,987
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	13,831	206,220
Elanco Animal Health, Inc.* (Pharmaceuticals)	42,111	473,328
Eli Lilly & Co. (Pharmaceuticals)	832	446,892
Evolus, Inc.* (Pharmaceuticals)	6,182	56,503
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	5,283	173,124
Harrow Health, Inc.* (Pharmaceuticals)	6,845	98,363
Innoviva, Inc.* (Pharmaceuticals)	7,050	91,580
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	8,316	433,180
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,578	463,136
Johnson & Johnson (Pharmaceuticals)	3,041	473,636
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,441	86,345
Merck & Co., Inc. (Pharmaceuticals)	4,476	460,804
Ocular Therapeutix, Inc.* (Pharmaceuticals)	15,707	49,320
Organon & Co. (Pharmaceuticals)	25,303	439,260
Pacira BioSciences, Inc.* (Pharmaceuticals)	7,915	242,832
Perrigo Co. PLC (Pharmaceuticals)	14,403	460,176
Pfizer, Inc. (Pharmaceuticals)	14,250	472,673
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	3,672	38,079
Pliant Therapeutics, Inc.* (Pharmaceuticals)	9,182	159,216
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,413	195,189
Revance Therapeutics, Inc.* (Pharmaceuticals)	27,190	311,869
Royalty Pharma PLC - Class A (Pharmaceuticals)	16,721	453,808
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	5,488	151,304
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,412	78,401
Theravance Biopharma, Inc.* (Pharmaceuticals)	5,709	49,269
Ventyx Biosciences, Inc.* (Pharmaceuticals)	7,985	277,319
Viatris, Inc. (Pharmaceuticals)	48,276	476,000
Zoetis, Inc. (Pharmaceuticals)	2,627	457,045
TOTAL COMMON STOCKS
(Cost $8,317,916)		10,304,421

Repurchase Agreements(b) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $230,291	$230,000	$230,000
TOTAL REPURCHASE AGREEMENTS
(Cost $230,000)		230,000

Collateral for Securities Loaned(c) (1.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	182,850	$182,850
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $182,850)		182,850
TOTAL INVESTMENT SECURITIES
(Cost $8,730,766) - 101.5%		10,717,271
Net other assets (liabilities) - (1.5)%		(155,756)
NET ASSETS - 100.0%		$10,561,515

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $176,384.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

:: ProFund VP Pharmaceuticals :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	10/23/23	5.93%	$274,560	$(3,981)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Pharmaceuticals	$10,304,421	97.6%
Other**	257,094	2.4%
Total	$10,561,515	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $21,786,811	$21,759,000	$21,759,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,759,000)		21,759,000
TOTAL INVESTMENT SECURITIES
(Cost $21,759,000) - 107.0%		21,759,000
Net other assets (liabilities) - (7.0)%		(1,431,339)
NET ASSETS - 100.0%		$20,327,661

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $4,439,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/23	5.93%	$7,862,712	$(526,674)
Dow Jones Precious Metals Index	UBS AG	10/23/23	6.08%	12,466,808	(822,155)
				$20,329,520	$(1,348,829)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	892	$89,289
American Tower Corp. (Specialized REITs)	2,669	438,916
AvalonBay Communities, Inc. (Residential REITs)	813	139,624
Boston Properties, Inc. (Office REITs)	827	49,190
Camden Property Trust (Residential REITs)	612	57,883
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,774	131,028
CoStar Group, Inc.* (Professional Services)	2,340	179,923
Crown Castle, Inc. (Specialized REITs)	2,485	228,695
Digital Realty Trust, Inc. (Specialized REITs)	1,735	209,970
Equinix, Inc. (Specialized REITs)	537	390,001
Equity Commonwealth (Office REITs)	1	14
Equity Residential (Residential REITs)	1,976	116,011
Essex Property Trust, Inc. (Residential REITs)	367	77,837
Extra Space Storage, Inc. (Specialized REITs)	1,210	147,112
Federal Realty Investment Trust (Diversified REITs)	420	38,065
Healthpeak Properties, Inc. (Health Care REITs)	3,136	57,577
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,075	65,485
Invitation Homes, Inc. (Residential REITs)	3,295	104,419
Iron Mountain, Inc. (Specialized REITs)	1,671	99,341
Kimco Realty Corp. (Retail REITs)	3,551	62,462
Mid-America Apartment Communities, Inc. (Residential REITs)	668	85,938
Prologis, Inc. (Industrial REITs)	5,292	593,815
Public Storage (Specialized REITs)	907	239,013
Realty Income Corp. (Retail REITs)	4,060	202,757
Regency Centers Corp. (Retail REITs)	941	55,933
SBA Communications Corp. (Specialized REITs)	620	124,105
Simon Property Group, Inc. (Retail REITs)	1,874	202,448
UDR, Inc. (Residential REITs)	1,736	61,923
Ventas, Inc. (Health Care REITs)	2,304	97,068
VICI Properties, Inc. (Specialized REITs)	5,805	168,926
Welltower, Inc. (Health Care REITs)	2,971	243,384
Weyerhaeuser Co. (Specialized REITs)	4,185	128,312
TOTAL COMMON STOCKS
(Cost $2,496,402)		4,886,464

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $38,045	$38,000	$38,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,000)		38,000
TOTAL INVESTMENT SECURITIES
(Cost $2,534,402) - 100.0%		4,924,464
Net other assets (liabilities) - NM		(1,098)
NET ASSETS - 100.0%		$4,923,366

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

:: ProFund VP Real Estate :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$33,295	$(1,338)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Diversified REITs	$38,065	0.8%
Health Care REITs	398,029	8.1%
Hotel & Resort REITs	65,485	1.3%
Industrial REITs	593,815	12.1%
Office REITs	138,493	2.8%
Professional Services	179,923	3.7%
Real Estate Management & Development	131,028	2.7%
Residential REITs	643,635	13.0%
Retail REITs	523,600	10.6%
Specialized REITs	2,174,391	44.1%
Other**	36,902	0.8%
Total	$4,923,366	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $11,709,948	$11,695,000	$11,695,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,695,000)		11,695,000
TOTAL INVESTMENT SECURITIES
(Cost $11,695,000) - 94.4%		11,695,000
Net other assets (liabilities) - 5.6%		689,085
NET ASSETS - 100.0%		$12,384,085

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.125% due on 8/15/53	Citibank North America	10/16/23	(5.20)%	$(8,792,919)	$412,535
30-Year U.S. Treasury Bond, 4.125% due on 8/15/53	Societe' Generale	10/16/23	(5.12)%	(6,685,525)	341,735
				$(15,478,444)	$754,270

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,293	$1,778,066
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	762	24,338
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,105	24,973
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,367	939,708
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,987	1,244,250
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	351	57,231
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,417	3,668,672
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	586	43,341
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,459	175,299
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,607	150,913
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	886	51,556
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,825	1,593,529
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,463	671,020
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,427	894,401
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,475	126,747
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,205	498,267
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,826	454,719
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,723	797,516
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	673	58,241
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	511	236,082
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	26,437	11,499,830
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,759	551,579
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,619	429,336
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	614	46,854
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,048	100,053
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	11,945	1,326,612
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,168	65,163
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	341	39,518
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,706	168,195
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	605	78,354
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,648	165,558
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,718	1,545,259
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	466	73,157
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,332	50,749
TOTAL COMMON STOCKS
(Cost $15,555,675)		29,629,086

Repurchase Agreements(b) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $458,584	$458,000	$458,000
TOTAL REPURCHASE AGREEMENTS
(Cost $458,000)		458,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	66,720	$66,720
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $66,720)		66,720
TOTAL INVESTMENT SECURITIES
(Cost $16,080,395) - 65.2%		30,153,806
Net other assets (liabilities) - 34.8%		16,114,230
NET ASSETS - 100.0%		$46,268,036

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $51,556.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

:: ProFund VP Semiconductor :: September 30, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/23	5.93%	$16,676,292	$21,447

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$29,629,086	64.1%
Other**	16,638,950	35.9%
Total	$46,268,036	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $7,005	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES
(Cost $7,000) - 99.6%		7,000
Net other assets (liabilities) - 0.4%		28
NET ASSETS - 100.0%		$7,028

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/23	(5.68)%	$(1,869)	$3
Dow Jones Industrial Average	UBS AG	10/27/23	(5.18)%	(5,122)	8
				$(6,991)	$11

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $782,991	$782,000	$782,000
TOTAL REPURCHASE AGREEMENTS
(Cost $782,000)		782,000
TOTAL INVESTMENT SECURITIES
(Cost $782,000) - 101.3%		782,000
Net other assets (liabilities) - (1.3)%		(9,684)
NET ASSETS - 100.0%		$772,316

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $302,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/23	(4.98)%	$(358,095)	$(4,514)
S&P Emerging 50 ADR Index (USD)	UBS AG	10/27/23	(4.83)%	(410,377)	(5,088)
				$(768,472)	$(9,602)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $718,908	$718,000	$718,000
TOTAL REPURCHASE AGREEMENTS
(Cost $718,000)		718,000
TOTAL INVESTMENT SECURITIES
(Cost $718,000) - 101.0%		718,000
Net other assets (liabilities) - (1.0)%		(7,369)
NET ASSETS - 100.0%		$710,631

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $133,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/23	(5.13)%	$(420,432)	$(1,865)
MSCI EAFE Index	UBS AG	10/27/23	(5.03)%	(284,903)	(1,347)
				$(705,335)	$(3,212)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $207,261	$207,000	$207,000
TOTAL REPURCHASE AGREEMENTS
(Cost $207,000)		207,000
TOTAL INVESTMENT SECURITIES
(Cost $207,000) - 94.6%		207,000
Net other assets (liabilities) - 5.4%		11,814
NET ASSETS - 100.0%		$218,814

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/23	(5.43)%	$(156,272)	$(1,063)
S&P MidCap 400	UBS AG	10/27/23	(5.33)%	(61,259)	(437)
				$(217,531)	$(1,500)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/23, due 10/2/23-10/10/23, total to be received $5,922,554	$5,915,000	$5,915,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,915,000)		5,915,000
TOTAL INVESTMENT SECURITIES
(Cost $5,915,000) - 94.3%		5,915,000
Net other assets (liabilities) - 5.7%		360,145
NET ASSETS - 100.0%		$6,275,145

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $988,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	12/18/23	$(594,660)	$29,088

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/23	(5.68)%	$(2,766,465)	$(25,356)
Nasdaq-100 Index	UBS AG	10/27/23	(5.48)%	(2,898,902)	(23,190)
				$(5,665,367)	$(48,546)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $3,735,762	$3,731,000	$3,731,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,731,000)		3,731,000
TOTAL INVESTMENT SECURITIES
(Cost $3,731,000) - 99.3%		3,731,000
Net other assets (liabilities) - 0.7%		25,703
NET ASSETS - 100.0%		$3,756,703

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $482,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures Contracts	2	12/18/23	$(179,860)	$9,691

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/23	(5.33)%	$(2,465,223)	$(9,627)
Russell 2000 Index	UBS AG	10/27/23	(4.83)%	(1,112,117)	(4,267)
				$(3,577,340)	$(13,894)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (82.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	100	$700
1st Source Corp. (Banks)	64	2,694
23andMe Holding Co.* - Class A (Health Care Providers & Services)	1,010	987
2seventy bio, Inc.* (Biotechnology)	192	753
2U, Inc.* (Diversified Consumer Services)	303	748
374Water, Inc.* (Machinery)	230	285
3D Systems Corp.* (Machinery)	488	2,396
4D Molecular Therapeutics, Inc.* (Biotechnology)	150	1,910
5E Advanced Materials, Inc.* (Metals & Mining)	151	341
89bio, Inc.* (Biotechnology)	237	3,659
8x8, Inc.* (Software)	446	1,124
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	84	559
A10 Networks, Inc. (Software)	271	4,073
Aadi Bioscience, Inc.* (Biotechnology)	62	300
AAON, Inc. (Building Products)	260	14,786
AAR Corp.* (Aerospace & Defense)	132	7,858
Aaron's Co., Inc. (The) (Specialty Retail)	117	1,225
Abercrombie & Fitch Co.* (Specialty Retail)	187	10,541
ABM Industries, Inc. (Commercial Services & Supplies)	254	10,162
Acacia Research Corp.* (Financial Services)	146	533
Academy Sports & Outdoors, Inc. (Specialty Retail)	286	13,519
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	464	9,670
Acadia Realty Trust (Retail REITs)	358	5,137
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	207	2,267
ACCO Brands Corp. (Commercial Services & Supplies)	354	2,032
Accolade, Inc.* (Health Care Providers & Services)	260	2,751
Accuray, Inc.* (Health Care Equipment & Supplies)	357	971
ACELYRIN, Inc.* (Biotechnology)	127	1,292
ACI Worldwide, Inc.* (Software)	416	9,385
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	266	1,822
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	184	3,331
ACNB Corp. (Banks)	32	1,012
Acrivon Therapeutics, Inc.* (Biotechnology)	33	315
Actinium Pharmaceuticals, Inc.* (Biotechnology)	102	604
Acushnet Holdings Corp. (Leisure Products)	120	6,365
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	487	7,392
AdaptHealth Corp.* (Health Care Providers & Services)	366	3,331
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	435	2,371
Addus HomeCare Corp.* (Health Care Providers & Services)	60	5,111
Adeia, Inc. (Software)	410	4,379
Adicet Bio, Inc.* (Biotechnology)	116	159
Adient PLC* (Automobile Components)	366	13,432
ADMA Biologics, Inc.* (Biotechnology)	807	2,889
Adtalem Global Education, Inc.* (Diversified Consumer Services)	167	7,156
ADTRAN Holdings, Inc. (Communications Equipment)	299	2,461
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	144	14,849
AdvanSix, Inc. (Chemicals)	101	3,139
Advantage Solutions, Inc.*(a) (Media)	333	946
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	99	4,524
Aerovate Therapeutics, Inc.* (Biotechnology)	43	584
AeroVironment, Inc.* (Aerospace & Defense)	100	11,153
AerSale Corp.* (Aerospace & Defense)	98	1,464
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	304	233
AFC Gamma, Inc. (Mortgage REITs)	63	740
Agenus, Inc.* (Biotechnology)	1,341	1,515
Agiliti, Inc.* (Health Care Providers & Services)	114	740
Agilysys, Inc.* (Software)	77	5,094
Agios Pharmaceuticals, Inc.* (Biotechnology)	213	5,272
Air Transport Services Group, Inc.* (Air Freight & Logistics)	216	4,508
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	47	321
Akero Therapeutics, Inc.* (Biotechnology)	197	9,964
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	265	200
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	85	395
Alamo Group, Inc. (Machinery)	39	6,742
Alarm.com Holdings, Inc.* (Software)	184	11,250
Albany International Corp. (Machinery)	120	10,354
Aldeyra Therapeutics, Inc.* (Biotechnology)	178	1,189
Alector, Inc.* (Biotechnology)	243	1,575
Alerus Financial Corp. (Financial Services)	70	1,273
Alexander & Baldwin, Inc. (Diversified REITs)	278	4,651
Alexander's, Inc. (Retail REITs)	8	1,458
Alico, Inc. (Food Products)	27	674
Alight, Inc.* - Class A (Professional Services)	1,525	10,812
Alignment Healthcare, Inc.* (Health Care Providers & Services)	326	2,262
Alkami Technology, Inc.* (Software)	151	2,751
Alkermes PLC* (Biotechnology)	635	17,785

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Allakos, Inc.* (Biotechnology)	255	$579
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	364	404
Allegiant Travel Co. (Passenger Airlines)	61	4,688
ALLETE, Inc. (Electric Utilities)	221	11,669
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	50	1,546
Allogene Therapeutics, Inc.* (Biotechnology)	315	999
Allovir, Inc.* (Biotechnology)	195	419
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	89	2,656
Alpha Metallurgical Resources, Inc. (Metals & Mining)	48	12,468
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	307	3,982
Alpine Immune Sciences, Inc.* (Biotechnology)	122	1,397
Alpine Income Property Trust, Inc. (Diversified REITs)	50	818
Alta Equipment Group, Inc. (Trading Companies & Distributors)	88	1,061
Altair Engineering, Inc.* - Class A (Software)	206	12,887
AlTi Global, Inc.* (Capital Markets)	81	564
Altimmune, Inc.* (Biotechnology)	189	491
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	245	1,286
ALX Oncology Holdings, Inc.* (Biotechnology)	83	398
Amalgamated Financial Corp. (Banks)	68	1,171
A-Mark Precious Metals, Inc. (Financial Services)	72	2,112
Ambac Financial Group, Inc.* (Insurance)	169	2,038
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	145	7,689
AMC Networks, Inc.* - Class A (Media)	118	1,390
Amerant Bancorp, Inc. (Banks)	99	1,727
Ameresco, Inc.*(a) - Class A (Construction & Engineering)	123	4,743
American Assets Trust, Inc. (Diversified REITs)	187	3,637
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	437	3,173
American Eagle Outfitters, Inc. (Specialty Retail)	700	11,627
American Equity Investment Life Holding Co. (Insurance)	298	15,986
American National Bankshares, Inc. (Banks)	39	1,480
American Realty Investors, Inc.* (Real Estate Management & Development)	6	88
American Software, Inc. - Class A (Software)	124	1,421
American States Water Co. (Water Utilities)	142	11,172
American Vanguard Corp. (Chemicals)	103	1,126
American Well Corp.* - Class A (Health Care Technology)	939	1,099
American Woodmark Corp.* (Building Products)	63	4,763
America's Car-Mart, Inc.* (Specialty Retail)	23	2,093
Ameris Bancorp (Banks)	254	9,751
AMERISAFE, Inc. (Insurance)	73	3,655
Ames National Corp. (Banks)	33	547
Amicus Therapeutics, Inc.* (Biotechnology)	1,074	13,060
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	393	8,882
AMMO, Inc.* (Leisure Products)	345	697
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	152	12,948
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	467	1,971
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	145	6,669
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	139	1,022
Amplitude, Inc.* - Class A (Software)	259	2,997
Amprius Technologies, Inc.* (Electrical Equipment)	21	100
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	194	3,552
AnaptysBio, Inc.* (Biotechnology)	72	1,293
Anavex Life Sciences Corp.*(a) (Biotechnology)	273	1,788
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	45	384
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	144	1,053
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	56	3,251
Anika Therapeutics, Inc.* (Biotechnology)	56	1,043
Annexon, Inc.* (Biotechnology)	175	413
Anterix, Inc.* (Diversified Telecommunication Services)	49	1,538
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	413	2,656
Apartment Investment and Management Co.* (Residential REITs)	568	3,862
API Group Corp.* (Construction & Engineering)	802	20,797
Apogee Enterprises, Inc. (Building Products)	85	4,002
Apogee Therapeutics, Inc.* (Biotechnology)	75	1,598
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	544	5,511
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	164	5,059
Appfolio, Inc.* - Class A (Software)	74	13,514
Appian Corp.* - Class A (Software)	157	7,161
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	826	12,672
Applied Digital Corp.*(a) (Software)	264	1,647
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	22,883
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	698	10,595
Arbutus Biopharma Corp.* (Biotechnology)	478	970
ArcBest Corp. (Ground Transportation)	92	9,352
Arcellx, Inc.* (Biotechnology)	145	5,203
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	70	11,946
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	584	2,955

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	533	$6,716
Arcosa, Inc. (Construction & Engineering)	186	13,373
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	89	2,274
Arcus Biosciences, Inc.* (Biotechnology)	202	3,626
Arcutis Biotherapeutics, Inc.* (Biotechnology)	197	1,046
Ardelyx, Inc.* (Biotechnology)	815	3,325
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	157	2,043
Ares Commercial Real Estate Corp. (Mortgage REITs)	199	1,894
Argan, Inc. (Construction & Engineering)	49	2,230
Argo Group International Holdings, Ltd. (Insurance)	123	3,670
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	114	1,138
Arko Corp. (Specialty Retail)	316	2,259
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	335	3,451
Armada Hoffler Properties, Inc. (Diversified REITs)	258	2,642
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	878	3,732
Array Technologies, Inc.* (Electrical Equipment)	580	12,870
Arrow Financial Corp. (Banks)	57	964
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	387	10,399
ARS Pharmaceuticals, Inc.* (Biotechnology)	93	352
Artesian Resources Corp. - Class A (Water Utilities)	35	1,470
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	235	8,794
Artivion, Inc.* (Health Care Equipment & Supplies)	151	2,289
Arvinas, Inc.* (Pharmaceuticals)	188	3,692
Asana, Inc.* - Class A (Software)	304	5,566
Asbury Automotive Group, Inc.* (Specialty Retail)	79	18,175
ASGN, Inc.* (Professional Services)	185	15,111
Aspen Aerogels, Inc.* (Chemicals)	196	1,686
Assertio Holdings, Inc.* (Pharmaceuticals)	340	870
AssetMark Financial Holdings, Inc.* (Capital Markets)	84	2,107
Associated Banc-Corp. (Banks)	580	9,924
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	308	1,170
Astec Industries, Inc. (Machinery)	87	4,099
Astria Therapeutics, Inc.* (Biotechnology)	98	731
Astronics Corp.* (Aerospace & Defense)	100	1,586
Asure Software, Inc.* (Professional Services)	72	681
Atara Biotherapeutics, Inc.* (Biotechnology)	371	549
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	294	882
ATI, Inc.* (Metals & Mining)	494	20,329
Atkore, Inc.* (Electrical Equipment)	148	22,080
Atlanta Braves Holdings, Inc.* (Entertainment)	38	1,485
Atlanta Braves Holdings, Inc.* (Entertainment)	174	6,217
Atlantic Union Bankshares Corp. (Banks)	288	8,289
Atlanticus Holdings Corp.* (Consumer Finance)	18	546
Atlas Energy Solutions, Inc. - Class A (Energy Equipment & Services)	62	1,378
Atmus Filtration Technologies, Inc.* (Automobile Components)	63	1,314
ATN International, Inc. (Diversified Telecommunication Services)	42	1,326
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	81	507
AtriCure, Inc.* (Health Care Equipment & Supplies)	178	7,796
Atrion Corp. (Health Care Equipment & Supplies)	5	2,066
Aura Biosciences, Inc.* (Biotechnology)	105	942
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	518	4,025
Aurora Innovation, Inc.* (Commercial Services & Supplies)	1,275	2,996
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	177	3,579
Avantax, Inc.* (Capital Markets)	147	3,760
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	189	225
AvePoint, Inc.* (Software)	587	3,945
Aviat Networks, Inc.* (Communications Equipment)	42	1,310
Avid Bioservices, Inc.* (Biotechnology)	238	2,247
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	130	3,493
Avidity Biosciences, Inc.* (Biotechnology)	271	1,729
AvidXchange Holdings, Inc.* (Financial Services)	572	5,423
Avient Corp. (Chemicals)	347	12,256
Avista Corp. (Multi-Utilities)	289	9,355
Avita Medical, Inc.* (Biotechnology)	96	1,403
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	20,381
Axogen, Inc.* (Health Care Equipment & Supplies)	156	780
Axonics, Inc.* (Health Care Equipment & Supplies)	188	10,551
Axos Financial, Inc.* (Banks)	218	8,253
Axsome Therapeutics, Inc.* (Pharmaceuticals)	135	9,435
AZZ, Inc. (Building Products)	95	4,330
B Riley Financial, Inc.(a) (Capital Markets)	72	2,951
B&G Foods, Inc. (Food Products)	272	2,690
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	225	947
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	113	16,257
Bakkt Holdings, Inc.* (Capital Markets)	267	312
Balchem Corp. (Chemicals)	123	15,256
Bally's Corp.* (Hotels, Restaurants & Leisure)	113	1,481
Banc of California, Inc. (Banks)	207	2,563
BancFirst Corp. (Banks)	84	7,285

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	105	$2,226
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	90	1,014
Bank First Corp. (Banks)	36	2,777
Bank of Hawaii Corp.(a) (Banks)	150	7,454
Bank of Marin Bancorp (Banks)	60	1,097
Bank7 Corp. (Banks)	14	315
BankUnited, Inc. (Banks)	285	6,470
Bankwell Financial Group, Inc. (Banks)	23	558
Banner Corp. (Banks)	131	5,552
Bar Harbor Bankshares (Banks)	57	1,347
BARK, Inc.* (Specialty Retail)	511	613
Barnes Group, Inc. (Machinery)	188	6,386
Barrett Business Services, Inc. (Professional Services)	26	2,346
BayCom Corp. (Banks)	45	864
BCB Bancorp, Inc. (Banks)	58	646
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	207	15,975
Beam Therapeutics, Inc.* (Biotechnology)	267	6,421
Beazer Homes USA, Inc.* (Household Durables)	113	2,815
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	40	1,909
Belden, Inc. (Electronic Equipment, Instruments & Components)	163	15,738
BellRing Brands, Inc.* (Personal Care Products)	514	21,192
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	135	3,275
Benson Hill, Inc.* (Food Products)	663	220
Berkshire Hills Bancorp, Inc. (Banks)	169	3,388
Berry Corp. (Oil, Gas & Consumable Fuels)	292	2,394
Beyond Air, Inc.* (Health Care Equipment & Supplies)	104	240
Beyond Meat, Inc.*(a) (Food Products)	227	2,184
BGC Group, Inc. - Class A (Capital Markets)	1,204	6,357
Big 5 Sporting Goods Corp. (Specialty Retail)	82	575
Big Lots, Inc. (Broadline Retail)	109	557
BigBear.ai Holdings, Inc.* (IT Services)	111	168
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	257	2,537
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	498
BioAtla, Inc.* (Biotechnology)	169	287
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	726	5,140
Biohaven, Ltd.* (Biotechnology)	223	5,800
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	133	1,837
Biomea Fusion, Inc.*(a) (Biotechnology)	76	1,046
Biote Corp.* - Class A (Pharmaceuticals)	54	276
BioVie, Inc.* (Biotechnology)	13	44
Bioxcel Therapeutics, Inc.* (Biotechnology)	78	197
Bit Digital, Inc.* (Software)	277	593
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	87	2,041
Black Hills Corp. (Multi-Utilities)	255	12,901
Blackbaud, Inc.* (Software)	167	11,743
Blackline, Inc.* (Software)	216	11,982
BlackSky Technology, Inc.* (Professional Services)	458	536
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	660	14,354
Blade Air Mobility, Inc.* (Passenger Airlines)	228	591
Blink Charging Co.*(a) (Electrical Equipment)	208	636
Bloom Energy Corp.* - Class A (Electrical Equipment)	738	9,786
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	336	8,262
Blue Bird Corp.* (Machinery)	67	1,430
Blue Foundry Bancorp* (Banks)	90	753
Blue Ridge Bankshares, Inc. (Banks)	67	303
Bluebird Bio, Inc.* (Biotechnology)	410	1,246
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	41	1,504
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	34	2,791
Blueprint Medicines Corp.* (Biotechnology)	233	11,701
Boise Cascade Co. (Trading Companies & Distributors)	152	15,662
Boot Barn Holdings, Inc.* (Specialty Retail)	114	9,256
Borr Drilling, Ltd.* (Energy Equipment & Services)	842	5,978
Boston Omaha Corp.* - Class A (Media)	90	1,475
Bowlero Corp.*(a) (Hotels, Restaurants & Leisure)	116	1,116
Bowman Consulting Group, Ltd.* (Construction & Engineering)	40	1,121
Box, Inc.* - Class A (Software)	540	13,073
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	251	695
Brandywine Realty Trust (Office REITs)	652	2,960
Braze, Inc.* - Class A (Software)	201	9,393
BRC, Inc.* - Class A (Food Products)	143	513
Bread Financial Holdings, Inc. (Consumer Finance)	193	6,601
Bridgebio Pharma, Inc.* (Biotechnology)	438	11,550
Bridgewater Bancshares, Inc.* (Banks)	78	739
Bright Green Corp.* (Pharmaceuticals)	231	91
Brightcove, Inc.* (IT Services)	165	543
Brightsphere Investment Group, Inc. (Capital Markets)	125	2,424
BrightSpire Capital, Inc. (Mortgage REITs)	494	3,092
BrightView Holdings, Inc.* (Commercial Services & Supplies)	158	1,225
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	168	5,307
Bristow Group, Inc.* (Energy Equipment & Services)	90	2,535
Broadstone Net Lease, Inc. (Diversified REITs)	720	10,296
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	714	2,956
Brookfield Business Corp. - Class A (Industrial Conglomerates)	100	1,808

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	460	$16,257
Brookline Bancorp, Inc. (Banks)	334	3,043
BRP Group, Inc.* - Class A (Insurance)	231	5,366
BRT Apartments Corp. (Residential REITs)	46	794
Build-A-Bear Workshop, Inc. (Specialty Retail)	50	1,471
Bumble, Inc.* - Class A (Interactive Media & Services)	388	5,789
Burke & Herbert Financial Services Corp. (Banks)	25	1,162
Business First Bancshares, Inc. (Banks)	92	1,726
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	534	630
Byline Bancorp, Inc. (Banks)	95	1,872
C&F Financial Corp. (Banks)	12	643
C3.ai, Inc.*(a) - Class A (Software)	232	5,921
Cabaletta Bio, Inc.* (Biotechnology)	132	2,009
Cabot Corp. (Chemicals)	212	14,684
Cactus, Inc. - Class A (Energy Equipment & Services)	248	12,452
Cadence Bank (Banks)	698	14,811
Cadiz, Inc.* (Water Utilities)	155	513
Cadre Holdings, Inc. (Aerospace & Defense)	74	1,972
Calavo Growers, Inc. (Food Products)	66	1,665
Caledonia Mining Corp. PLC (Metals & Mining)	63	621
Caleres, Inc. (Specialty Retail)	133	3,825
California Resources Corp. (Oil, Gas & Consumable Fuels)	275	15,403
California Water Service Group (Water Utilities)	221	10,456
Calix, Inc.* (Communications Equipment)	226	10,360
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	235	9,193
Cal-Maine Foods, Inc. (Food Products)	146	7,069
Cambium Networks Corp.* (Communications Equipment)	46	337
Cambridge Bancorp (Banks)	29	1,806
Camden National Corp. (Banks)	55	1,552
Camping World Holdings, Inc. - Class A (Specialty Retail)	160	3,266
Cannae Holdings, Inc.* (Financial Services)	274	5,107
Cano Health, Inc.* (Health Care Providers & Services)	966	245
Cantaloupe, Inc.* (Financial Services)	220	1,375
Capital Bancorp, Inc. (Banks)	37	708
Capital City Bank Group, Inc. (Banks)	51	1,521
Capitol Federal Financial, Inc. (Banks)	489	2,333
Capstar Financial Holdings, Inc. (Banks)	74	1,050
Cara Therapeutics, Inc.* (Pharmaceuticals)	179	301
Cardlytics, Inc.* (Media)	129	2,129
CareDx, Inc.* (Biotechnology)	199	1,393
CareMax, Inc.* (Health Care Providers & Services)	288	611
CareTrust REIT, Inc. (Health Care REITs)	384	7,872
Cargurus, Inc.* (Interactive Media & Services)	375	6,569
Caribou Biosciences, Inc.* (Biotechnology)	286	1,367
Carisma Therapeutics, Inc. (Biotechnology)	102	431
CarParts.com, Inc.* (Specialty Retail)	203	836
Carpenter Technology Corp. (Metals & Mining)	185	12,434
Carriage Services, Inc. (Diversified Consumer Services)	51	1,441
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	141	929
Cars.com, Inc.* (Interactive Media & Services)	255	4,299
Carter Bankshares, Inc.* (Banks)	90	1,128
Carvana Co.*(a) (Specialty Retail)	368	15,448
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	216	16,480
Cass Information Systems, Inc. (Financial Services)	52	1,937
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	152	2,529
Castle Biosciences, Inc.* (Health Care Providers & Services)	95	1,605
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	385	4,501
Cathay General Bancorp (Banks)	266	9,246
Cavco Industries, Inc.* (Household Durables)	34	9,032
CBIZ, Inc.* (Professional Services)	184	9,550
CBL & Associates Properties, Inc. (Retail REITs)	103	2,161
CECO Environmental Corp.* (Commercial Services & Supplies)	114	1,821
Celcuity, Inc.* (Biotechnology)	67	612
Celldex Therapeutics, Inc.* (Biotechnology)	178	4,899
Centerspace (Residential REITs)	58	3,495
Central Garden & Pet Co.* (Household Products)	37	1,633
Central Garden & Pet Co.* - Class A (Household Products)	151	6,054
Central Pacific Financial Corp. (Banks)	102	1,701
Central Valley Community Bancorp (Banks)	38	536
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	47	2,668
Century Aluminum Co.* (Metals & Mining)	202	1,452
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	105	539
Century Communities, Inc. (Household Durables)	109	7,279
Century Therapeutics, Inc.* (Biotechnology)	90	180
Cerence, Inc.* (Software)	154	3,137
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	237	5,174
Cerus Corp.* (Health Care Equipment & Supplies)	679	1,100
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	89	1,726
ChampionX Corp. (Energy Equipment & Services)	762	27,143
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	516	257
Chart Industries, Inc.* (Machinery)	165	27,905
Chase Corp. (Chemicals)	29	3,690
Chatham Lodging Trust (Hotel & Resort REITs)	185	1,770
Chegg, Inc.* (Diversified Consumer Services)	452	4,032
Chemung Financial Corp. (Banks)	13	515
Chesapeake Utilities Corp. (Gas Utilities)	67	6,549

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	63	$927
Chico's FAS, Inc.* (Specialty Retail)	461	3,448
Chimera Investment Corp. (Mortgage REITs)	892	4,870
ChoiceOne Financial Services, Inc. (Banks)	27	530
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	160	25,931
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	69	2,455
Cimpress PLC* (Commercial Services & Supplies)	68	4,761
Cinemark Holdings, Inc.* (Entertainment)	421	7,725
Cipher Mining, Inc.* (Software)	159	370
CIRCOR International, Inc.* (Machinery)	78	4,349
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	471	322
Citizens & Northern Corp. (Banks)	57	1,000
Citizens Financial Services, Inc. (Banks)	15	719
City Holding Co. (Banks)	57	5,150
City Office REIT, Inc. (Diversified REITs)	149	633
Civista Bancshares, Inc. (Banks)	59	915
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	265	21,431
Claros Mortgage Trust, Inc. (Mortgage REITs)	348	3,856
Clarus Corp. (Leisure Products)	112	847
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	650	2,490
Cleanspark, Inc.* (Software)	423	1,612
Clear Channel Outdoor Holdings, Inc.* (Media)	1,436	2,269
Clear Secure, Inc. - Class A (Software)	319	6,074
Clearfield, Inc.* (Communications Equipment)	50	1,433
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	88	441
Clearwater Paper Corp.* (Paper & Forest Products)	64	2,320
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	16	688
Clipper Realty, Inc. (Residential REITs)	44	228
CNB Financial Corp. (Banks)	79	1,431
CNO Financial Group, Inc. (Insurance)	436	10,346
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	610	13,774
Coastal Financial Corp.* (Banks)	41	1,759
Coca-Cola Consolidated, Inc. (Beverages)	18	11,454
Codexis, Inc.* (Life Sciences Tools & Services)	255	482
Codorus Valley Bancorp, Inc. (Banks)	36	671
Coeur Mining, Inc.* (Metals & Mining)	1,268	2,815
Cogent Biosciences, Inc.* (Biotechnology)	311	3,032
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	166	10,275
Cohen & Steers, Inc. (Capital Markets)	100	6,269
Coherus Biosciences, Inc.* (Biotechnology)	382	1,429
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	179	6,165
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	133	2,973
Colony Bankcorp, Inc. (Banks)	63	630
Columbia Financial, Inc.* (Banks)	114	1,791
Columbus McKinnon Corp. (Machinery)	108	3,770
Comfort Systems USA, Inc. (Construction & Engineering)	136	23,177
Commercial Metals Co. (Metals & Mining)	449	22,186
Commercial Vehicle Group, Inc.* (Machinery)	123	954
CommScope Holding Co., Inc.* (Communications Equipment)	794	2,668
Community Bank System, Inc. (Banks)	204	8,611
Community Health Systems, Inc. (Health Care Providers & Services)	481	1,395
Community Healthcare Trust, Inc. (Health Care REITs)	98	2,911
Community Trust Bancorp, Inc. (Banks)	60	2,056
CommVault Systems, Inc.* (Software)	169	11,426
Compass Diversified Holdings (Financial Services)	242	4,542
Compass Minerals International, Inc. (Metals & Mining)	131	3,661
Compass Therapeutics, Inc.* (Biotechnology)	349	688
Compass, Inc.* - Class A (Real Estate Management & Development)	1,144	3,318
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	63	406
Computer Programs and Systems, Inc.* (Health Care Technology)	55	877
CompX International, Inc. (Commercial Services & Supplies)	6	112
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	352	3,883
Comtech Telecommunications Corp. (Communications Equipment)	104	910
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	99	849
Conduent, Inc.* (Professional Services)	659	2,293
CONMED Corp. (Health Care Equipment & Supplies)	117	11,799
ConnectOne Bancorp, Inc. (Banks)	142	2,532
Consensus Cloud Solutions, Inc.* (Software)	75	1,889
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	128	13,428
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	289	988
Consolidated Water Co., Ltd. (Water Utilities)	58	1,650
Constellium SE* (Metals & Mining)	485	8,827
Construction Partners, Inc.* - Class A (Construction & Engineering)	154	5,630
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	290
Contango ORE, Inc.* (Metals & Mining)	15	272
ContextLogic, Inc.* - Class A (Broadline Retail)	86	379
Cooper-Standard Holdings, Inc.* (Automobile Components)	65	872
Corcept Therapeutics, Inc.* (Pharmaceuticals)	307	8,364
Core Laboratories, Inc. (Energy Equipment & Services)	180	4,322

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Core Molding Technologies, Inc.* (Chemicals)	30	$855
CoreCard Corp.* (Software)	28	560
CoreCivic, Inc.* (Commercial Services & Supplies)	436	4,905
CorMedix, Inc.* (Pharmaceuticals)	200	740
Corporate Office Properties Trust (Office REITs)	432	10,294
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	142	2,063
CorVel Corp.* (Health Care Providers & Services)	33	6,489
Costamare, Inc. (Marine Transportation)	186	1,789
Couchbase, Inc.* (Software)	130	2,231
Coursera, Inc.* (Diversified Consumer Services)	499	9,326
Covenant Logistics Group, Inc. (Ground Transportation)	32	1,403
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	16	296
CRA International, Inc. (Professional Services)	26	2,620
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	85	5,712
Crawford & Co. - Class A (Insurance)	55	514
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	374	5,704
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	146	1,845
Cricut, Inc. - Class A (Household Durables)	183	1,700
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	247	7,346
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	132	3,272
CrossFirst Bankshares, Inc.* (Banks)	171	1,725
CryoPort, Inc.* (Life Sciences Tools & Services)	154	2,111
CS Disco, Inc.* (Software)	87	578
CSG Systems International, Inc. (Professional Services)	121	6,186
CSW Industrials, Inc. (Building Products)	59	10,339
CTO Realty Growth, Inc. (Diversified REITs)	84	1,362
CTS Corp. (Electronic Equipment, Instruments & Components)	120	5,009
Cue Biopharma, Inc.* (Biotechnology)	132	304
Cullinan Oncology, Inc.* (Biotechnology)	91	824
Cushman & Wakefield PLC* (Real Estate Management & Development)	636	4,846
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	217	1,345
Customers Bancorp, Inc.* (Banks)	110	3,790
Cutera, Inc.* (Health Care Equipment & Supplies)	70	421
CVB Financial Corp. (Banks)	510	8,451
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	114	3,879
CVRx, Inc.* (Health Care Equipment & Supplies)	43	652
CXApp, Inc.* (IT Services)	7	13
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	376	5,606
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	464	2,561
Cytokinetics, Inc.* (Biotechnology)	357	10,517
Daily Journal Corp.* (Media)	5	1,470
Dakota Gold Corp.* (Metals & Mining)	206	531
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	144	1,284
Dana, Inc. (Automobile Components)	500	7,335
Danimer Scientific, Inc.* (Chemicals)	336	696
Daseke, Inc.* (Ground Transportation)	155	795
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	138	5,116
Day One Biopharmaceuticals, Inc.* (Biotechnology)	240	2,945
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	201	2,557
Definitive Healthcare Corp.* (Health Care Technology)	173	1,382
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	250	7,103
Deluxe Corp. (Commercial Services & Supplies)	167	3,155
Denali Therapeutics, Inc.* (Biotechnology)	452	9,325
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	195	19,112
Denny's Corp.* (Hotels, Restaurants & Leisure)	209	1,770
Design Therapeutics, Inc.* (Biotechnology)	125	295
Designer Brands, Inc. - Class A (Specialty Retail)	189	2,393
Desktop Metal, Inc.*(a) - Class A (Machinery)	1,074	1,568
Destination XL Group, Inc.* (Specialty Retail)	223	999
DHI Group, Inc.* (Interactive Media & Services)	164	502
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	525	5,408
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,854
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	390	5,725
DiamondRock Hospitality Co. (Hotel & Resort REITs)	806	6,472
Digi International, Inc.* (Communications Equipment)	135	3,645
Digimarc Corp.* (Software)	54	1,754
Digital Turbine, Inc.* (Software)	367	2,220
DigitalBridge Group, Inc. (Real Estate Management & Development)	620	10,899
DigitalOcean Holdings, Inc.* (IT Services)	243	5,839
Dillard's, Inc. - Class A (Broadline Retail)	13	4,301
Dime Community Bancshares, Inc. (Banks)	134	2,675
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	60	2,967
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	173	13,639
Disc Medicine, Inc.* (Biotechnology)	34	1,597
Distribution Solutions Group, Inc.* (Building Products)	35	910
Diversified Healthcare Trust (Health Care REITs)	915	1,775
DMC Global, Inc.* (Energy Equipment & Services)	75	1,835

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
DocGo, Inc.* (Health Care Providers & Services)	298	$1,588
Dole PLC (Food Products)	274	3,173
Domo, Inc.* - Class B (Software)	121	1,187
Donegal Group, Inc. - Class A (Insurance)	59	841
Donnelley Financial Solutions, Inc.* (Capital Markets)	95	5,347
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	123	3,534
Dorman Products, Inc. (Automobile Components)	101	7,652
Douglas Dynamics, Inc. (Machinery)	86	2,595
Douglas Elliman, Inc. (Real Estate Management & Development)	310	701
Douglas Emmett, Inc. (Office REITs)	629	8,026
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	106	163
Dream Finders Homes, Inc.* - Class A (Household Durables)	93	2,067
Dril-Quip, Inc.* (Energy Equipment & Services)	130	3,662
Ducommun, Inc.* (Aerospace & Defense)	50	2,176
Duluth Holdings, Inc.* - Class B (Specialty Retail)	52	313
Duolingo, Inc.* (Diversified Consumer Services)	110	18,245
DXP Enterprises, Inc.* (Trading Companies & Distributors)	54	1,887
Dycom Industries, Inc.* (Construction & Engineering)	110	9,790
Dynavax Technologies Corp.* (Biotechnology)	496	7,326
Dyne Therapeutics, Inc.* (Biotechnology)	163	1,460
Dynex Capital, Inc. (Mortgage REITs)	207	2,472
DZS, Inc.* (Communications Equipment)	83	174
E2open Parent Holdings, Inc.* (Software)	651	2,956
Eagle Bancorp, Inc. (Banks)	113	2,424
Eagle Bulk Shipping, Inc. (Marine Transportation)	35	1,471
Eagle Pharmaceuticals, Inc.* (Biotechnology)	40	631
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	219	4,433
Easterly Government Properties, Inc. (Office REITs)	360	4,115
Eastern Bankshares, Inc. (Banks)	594	7,449
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	218	918
Ebix, Inc. (Software)	101	998
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	131	2,194
Ecovyst, Inc.* (Chemicals)	365	3,592
Edgewell Personal Care Co. (Personal Care Products)	196	7,244
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	164	940
Editas Medicine, Inc.* (Biotechnology)	315	2,457
eGain Corp.* (Software)	82	503
eHealth, Inc.* (Insurance)	106	784
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	108	967
elf Beauty, Inc.* (Personal Care Products)	204	22,405
Ellington Financial, Inc. (Mortgage REITs)	250	3,118
Elme Communities (Residential REITs)	337	4,597
Embecta Corp. (Health Care Equipment & Supplies)	221	3,326
Emerald Holding, Inc.* (Media)	60	271
Emergent BioSolutions, Inc.* (Biotechnology)	194	660
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	49	472
Empire State Realty Trust, Inc. (Diversified REITs)	506	4,068
Employers Holdings, Inc. (Insurance)	103	4,115
Enact Holdings, Inc. (Financial Services)	115	3,131
Enanta Pharmaceuticals, Inc.* (Biotechnology)	77	860
Encore Capital Group, Inc.* (Consumer Finance)	89	4,251
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	542	1,767
Encore Wire Corp. (Electrical Equipment)	61	11,130
Energizer Holdings, Inc. (Household Products)	275	8,811
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	602	4,948
Energy Recovery, Inc.* (Machinery)	213	4,518
Energy Vault Holdings, Inc.* (Electrical Equipment)	375	956
Enerpac Tool Group Corp. (Machinery)	216	5,709
EnerSys (Electrical Equipment)	158	14,958
Eneti, Inc. (Marine Transportation)	94	948
Enfusion, Inc.* - Class A (Software)	145	1,301
EngageSmart, Inc.* (Software)	186	3,346
Enhabit, Inc.* (Health Care Providers & Services)	193	2,171
Enliven Therapeutics, Inc.* (Pharmaceuticals)	89	1,216
Ennis, Inc. (Commercial Services & Supplies)	98	2,080
Enova International, Inc.* (Consumer Finance)	117	5,952
Enovix Corp.*(a) (Electrical Equipment)	524	6,576
EnPro Industries, Inc. (Machinery)	80	9,695
Enstar Group, Ltd.* (Insurance)	46	11,133
Enterprise Bancorp, Inc. (Banks)	37	1,013
Enterprise Financial Services Corp. (Banks)	139	5,213
Entrada Therapeutics, Inc.* (Biotechnology)	82	1,296
Entravision Communications Corp. - Class A (Media)	230	840
Envela Corp.* (Specialty Retail)	29	137
Envestnet, Inc.* (Software)	192	8,454
Enviri Corp.* (Commercial Services & Supplies)	302	2,180
Enviva, Inc. (Oil, Gas & Consumable Fuels)	120	896
Eos Energy Enterprises, Inc.* (Electrical Equipment)	412	886
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	102	6,479
EQRx, Inc.* (Biotechnology)	1,222	2,713
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,674	15,685
Equity Bancshares, Inc. - Class A (Banks)	56	1,348

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Equity Commonwealth (Office REITs)	402	$7,385
Erasca, Inc.* (Biotechnology)	309	609
Escalade, Inc. (Leisure Products)	38	582
ESCO Technologies, Inc. (Machinery)	98	10,235
Esquire Financial Holdings, Inc. (Banks)	26	1,188
ESS Tech, Inc.* (Electrical Equipment)	349	656
ESSA Bancorp, Inc. (Banks)	33	495
Essent Group, Ltd. (Financial Services)	406	19,201
Essential Properties Realty Trust, Inc. (Diversified REITs)	598	12,934
Ethan Allen Interiors, Inc. (Household Durables)	87	2,601
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	131	2,122
Evans Bancorp, Inc. (Banks)	20	536
Eve Holding, Inc.* (Aerospace & Defense)	69	572
Eventbrite, Inc.* - Class A (Interactive Media & Services)	296	2,919
Everbridge, Inc.* (Software)	156	3,498
EverCommerce, Inc.* (Software)	89	893
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	323	4,270
EverQuote, Inc.* - Class A (Interactive Media & Services)	81	586
EVERTEC, Inc. (Financial Services)	250	9,295
EVgo, Inc.* (Specialty Retail)	391	1,322
EVI Industries, Inc.* (Trading Companies & Distributors)	18	447
Evolent Health, Inc.* - Class A (Health Care Technology)	422	11,490
Evolus, Inc.* (Pharmaceuticals)	159	1,453
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	119	814
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	431	2,095
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	69	1,176
ExlService Holdings, Inc.* (Professional Services)	620	17,385
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	273	4,434
Expensify, Inc.* - Class A (Software)	211	686
Exponent, Inc. (Professional Services)	194	16,606
Expro Group Holdings N.V.* (Energy Equipment & Services)	338	7,852
Extreme Networks, Inc.* (Communications Equipment)	483	11,694
Eyenovia, Inc.* (Pharmaceuticals)	115	191
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	100	799
F&G Annuities & Life, Inc. (Insurance)	72	2,020
Fabrinet* (Electronic Equipment, Instruments & Components)	141	23,492
Farmers & Merchants Bancorp, Inc. (Banks)	49	859
Farmers National Banc Corp. (Banks)	140	1,618
Farmland Partners, Inc.(a) (Specialized REITs)	184	1,888
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	73	1,112
Fastly, Inc.* - Class A (IT Services)	454	8,702
Fate Therapeutics, Inc.* (Biotechnology)	324	687
FB Financial Corp. (Banks)	136	3,857
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	35	5,401
Federal Signal Corp. (Machinery)	230	13,738
Fennec Pharmaceuticals, Inc.* (Biotechnology)	69	518
FibroGen, Inc.* (Biotechnology)	348	300
Fidelis Insurance Holdings, Ltd.* (Insurance)	58	851
Fidelity D&D Bancorp, Inc. (Banks)	18	817
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	68	575
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	490	2,891
Finance Of America Cos., Inc.* - Class A (Financial Services)	205	262
Financial Institutions, Inc. (Banks)	58	976
First Advantage Corp. (Professional Services)	209	2,882
First Bancorp (Banks)	152	4,277
First Bancorp (Banks)	679	9,139
First Bank/Hamilton NJ (Banks)	80	862
First Busey Corp. (Banks)	199	3,825
First Business Financial Services, Inc. (Banks)	30	900
First Commonwealth Financial Corp. (Banks)	392	4,786
First Community Bankshares, Inc. (Banks)	68	2,003
First Community Corp. (Banks)	28	484
First Financial Bancorp (Banks)	361	7,076
First Financial Bankshares, Inc. (Banks)	499	12,535
First Financial Corp. (Banks)	45	1,521
First Foundation, Inc. (Banks)	196	1,192
First Interstate BancSystem, Inc. - Class A (Banks)	317	7,906
First Merchants Corp. (Banks)	227	6,315
First Mid Bancshares, Inc. (Banks)	73	1,939
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	85	1,470
First Western Financial, Inc.* (Banks)	31	563
FirstCash Holdings, Inc. (Consumer Finance)	144	14,454
FiscalNote Holdings, Inc.* (Professional Services)	238	495
Fisker, Inc.*(a) (Automobile Components)	751	4,821
Five Star Bancorp (Banks)	49	983
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	114	3,438
Fluence Energy, Inc.* (Electrical Equipment)	151	3,471
Fluor Corp.* (Construction & Engineering)	546	20,039
Flushing Financial Corp. (Banks)	108	1,418
Flywire Corp.* (Financial Services)	368	11,736
Foghorn Therapeutics, Inc.* (Biotechnology)	78	390
Foot Locker, Inc. (Specialty Retail)	315	5,465
Forafric Global PLC* (Food Products)	20	226
Forestar Group, Inc.* (Real Estate Management & Development)	70	1,886
Forge Global Holdings, Inc.* (Capital Markets)	421	855
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	296	10,342

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Forrester Research, Inc.* (Professional Services)	45	$1,301
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	37	889
Forward Air Corp. (Air Freight & Logistics)	100	6,874
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	184	379
Four Corners Property Trust, Inc. (Specialized REITs)	332	7,367
Fox Factory Holding Corp.* (Automobile Components)	163	16,149
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	318	4,210
Franklin Covey Co.* (Professional Services)	45	1,931
Franklin Electric Co., Inc. (Machinery)	177	15,794
Fresh Del Monte Produce, Inc. (Food Products)	130	3,359
Freshworks, Inc.* - Class A (Software)	621	12,370
Frontdoor, Inc.* (Diversified Consumer Services)	315	9,636
Frontier Group Holdings, Inc.* (Passenger Airlines)	146	707
FRP Holdings, Inc.* (Real Estate Management & Development)	25	1,349
FS Bancorp, Inc. (Banks)	25	738
FTAI Aviation, Ltd. (Trading Companies & Distributors)	381	13,545
FTAI Infrastructure, Inc. (Ground Transportation)	379	1,220
FTC Solar, Inc.* (Electrical Equipment)	244	312
fuboTV, Inc.* (Interactive Media & Services)	1,085	2,897
FuelCell Energy, Inc.*(a) (Electrical Equipment)	1,569	2,008
Fulgent Genetics, Inc.* (Health Care Providers & Services)	78	2,086
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	126	538
Fulton Financial Corp. (Banks)	623	7,545
Funko, Inc.* - Class A (Distributors)	133	1,018
FutureFuel Corp. (Chemicals)	100	717
FVCBankcorp, Inc.* (Banks)	61	781
Gambling.com Group, Ltd.* (Media)	41	536
Gannett Co., Inc.* (Media)	552	1,352
GATX Corp. (Trading Companies & Distributors)	136	14,801
GCM Grosvenor, Inc. - Class A (Capital Markets)	159	1,234
Genco Shipping & Trading, Ltd. (Marine Transportation)	161	2,252
Gencor Industries, Inc.* (Machinery)	40	565
Genelux Corp.*(a) (Biotechnology)	71	1,739
Generation Bio Co.* (Biotechnology)	173	656
Genesco, Inc.* (Specialty Retail)	46	1,418
Genie Energy, Ltd. - Class B (Electric Utilities)	76	1,119
Gentherm, Inc.* (Automobile Components)	127	6,891
Genworth Financial, Inc.* (Insurance)	1,828	10,712
German American Bancorp, Inc.(a) (Banks)	107	2,899
Geron Corp.* (Biotechnology)	1,907	4,043
Getty Realty Corp. (Retail REITs)	172	4,770
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	895	1,065
Gibraltar Industries, Inc.* (Building Products)	117	7,899
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	158	3,937
Glacier Bancorp, Inc. (Banks)	427	12,170
Gladstone Commercial Corp. (Diversified REITs)	154	1,873
Gladstone Land Corp. (Specialized REITs)	128	1,821
Glatfelter Corp.* (Paper & Forest Products)	169	338
Glaukos Corp.* (Health Care Equipment & Supplies)	180	13,545
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	124	682
Global Industrial Co. (Trading Companies & Distributors)	50	1,675
Global Medical REIT, Inc. (Health Care REITs)	234	2,099
Global Net Lease, Inc. (Diversified REITs)	746	7,169
Global Water Resources, Inc. (Water Utilities)	43	419
Globalstar, Inc.* (Diversified Telecommunication Services)	2,644	3,464
GMS, Inc.* (Trading Companies & Distributors)	157	10,043
Gogo, Inc.* (Wireless Telecommunication Services)	254	3,030
GoHealth, Inc.* - Class A (Insurance)	15	217
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	388	9,413
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	78	2,666
Golden Ocean Group, Ltd. (Marine Transportation)	472	3,719
Goosehead Insurance, Inc.* - Class A (Insurance)	83	6,186
GoPro, Inc.* - Class A (Household Durables)	496	1,557
GrafTech International, Ltd. (Electrical Equipment)	742	2,842
Graham Holdings Co. - Class B (Diversified Consumer Services)	14	8,162
Granite Construction, Inc. (Construction & Engineering)	169	6,425
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	196	956
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	99	604
Graphite Bio, Inc.* (Biotechnology)	107	265
Gray Television, Inc. (Media)	317	2,194
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	251	2,000
Great Southern Bancorp, Inc. (Banks)	35	1,677
Green Brick Partners, Inc.* (Household Durables)	100	4,151
Green Dot Corp.* - Class A (Consumer Finance)	178	2,480
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	223	6,712
Greene County Bancorp, Inc. (Banks)	27	649
Greenlight Capital Re, Ltd.* - Class A (Insurance)	99	1,063
Greif, Inc. - Class A (Containers & Packaging)	93	6,213

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Greif, Inc. - Class B (Containers & Packaging)	20	$1,331
Grid Dynamics Holdings, Inc.* (IT Services)	212	2,582
Griffon Corp. (Building Products)	168	6,665
Grindr, Inc.* (Interactive Media & Services)	157	903
Gritstone bio, Inc.* (Biotechnology)	336	578
Group 1 Automotive, Inc. (Specialty Retail)	53	14,241
GrowGeneration Corp.* (Specialty Retail)	225	657
Guaranty Bancshares, Inc. (Banks)	32	918
Guardant Health, Inc.* (Health Care Providers & Services)	433	12,834
Guess?, Inc. (Specialty Retail)	110	2,380
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	42	4,984
H&E Equipment Services, Inc. (Trading Companies & Distributors)	123	5,312
H.B. Fuller Co. (Chemicals)	207	14,202
Haemonetics Corp.* (Health Care Equipment & Supplies)	192	17,199
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	87	1,255
Halozyme Therapeutics, Inc.* (Biotechnology)	497	18,984
Hamilton Lane, Inc. - Class A (Capital Markets)	140	12,661
Hancock Whitney Corp. (Banks)	333	12,318
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,348	5,338
Hanmi Financial Corp. (Banks)	117	1,899
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a) (Mortgage REITs)	396	8,395
HarborOne Bancorp, Inc. (Banks)	161	1,533
Harmonic, Inc.* (Communications Equipment)	422	4,064
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	126	4,129
Harrow Health, Inc.* (Pharmaceuticals)	112	1,609
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	153	658
Haverty Furniture Cos., Inc. (Specialty Retail)	56	1,612
Hawaiian Holdings, Inc.* (Passenger Airlines)	195	1,234
Hawkins, Inc. (Chemicals)	74	4,355
Haynes International, Inc. (Metals & Mining)	48	2,233
HBT Financial, Inc. (Banks)	51	930
HCI Group, Inc. (Insurance)	25	1,357
Health Catalyst, Inc.* (Health Care Technology)	214	2,166
Healthcare Services Group, Inc. (Commercial Services & Supplies)	285	2,973
HealthEquity, Inc.* (Health Care Providers & Services)	322	23,523
HealthStream, Inc. (Health Care Technology)	93	2,007
Heartland Express, Inc. (Ground Transportation)	179	2,630
Heartland Financial USA, Inc. (Banks)	162	4,768
Hecla Mining Co. (Metals & Mining)	2,341	9,153
Heidrick & Struggles International, Inc. (Professional Services)	76	1,902
Helen of Troy, Ltd.* (Household Durables)	92	10,724
Helios Technologies, Inc. (Machinery)	126	6,990
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	551	6,155
Helmerich & Payne, Inc. (Energy Equipment & Services)	373	15,726
Herbalife, Ltd.* (Personal Care Products)	379	5,302
Herc Holdings, Inc. (Trading Companies & Distributors)	108	12,846
Heritage Commerce Corp. (Banks)	227	1,923
Heritage Financial Corp. (Banks)	133	2,169
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	68	3,084
Heron Therapeutics, Inc.* (Biotechnology)	396	408
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	120	1,183
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	154	611
Hibbett, Inc. (Specialty Retail)	48	2,280
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	46	776
Hillenbrand, Inc. (Machinery)	265	11,212
HilleVax, Inc.* (Biotechnology)	81	1,089
Hillman Solutions Corp.* (Machinery)	748	6,171
Hilltop Holdings, Inc. (Banks)	179	5,076
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	312	12,698
Himalaya Shipping, Ltd.* (Marine Transportation)	33	159
Hims & Hers Health, Inc.* (Health Care Providers & Services)	468	2,944
Hingham Institution For Savings The (Banks)	6	1,121
Hippo Holdings, Inc.* (Insurance)	40	319
HireQuest, Inc. (Professional Services)	21	324
HireRight Holdings Corp.* (Professional Services)	56	533
HNI Corp. (Commercial Services & Supplies)	177	6,130
Holley, Inc.* (Automobile Components)	202	1,008
Home Bancorp, Inc. (Banks)	27	860
Home BancShares, Inc. (Banks)	731	15,306
HomeStreet, Inc. (Banks)	69	538
HomeTrust Bancshares, Inc. (Banks)	60	1,300
Hooker Furnishings Corp. (Household Durables)	42	817
Hope Bancorp, Inc. (Banks)	442	3,912
Horace Mann Educators Corp. (Insurance)	157	4,613
Horizon Bancorp, Inc. (Banks)	165	1,762
Hostess Brands, Inc.* (Food Products)	509	16,956
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	18	1,830
Hub Group, Inc.* - Class A (Air Freight & Logistics)	120	9,425
Hudson Pacific Properties, Inc. (Office REITs)	529	3,518
Hudson Technologies, Inc.* (Trading Companies & Distributors)	168	2,234
Humacyte, Inc.* (Biotechnology)	234	686
Huron Consulting Group, Inc.* (Professional Services)	73	7,604
Hyliion Holdings Corp.* (Machinery)	565	667
Hyster-Yale Materials Handling, Inc. (Machinery)	42	1,872

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
I3 Verticals, Inc.* - Class A (Financial Services)	86	$1,818
i-80 Gold Corp.* (Metals & Mining)	740	1,132
IBEX Holdings, Ltd.* (Professional Services)	42	649
ICF International, Inc. (Professional Services)	72	8,698
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	109	3,375
Icosavax, Inc.* (Biotechnology)	105	814
Ideaya Biosciences, Inc.* (Biotechnology)	208	5,612
IDT Corp.* - Class B (Diversified Telecommunication Services)	60	1,323
IES Holdings, Inc.* (Construction & Engineering)	31	2,042
IGM Biosciences, Inc.* (Biotechnology)	46	384
iHeartMedia, Inc.* - Class A (Media)	393	1,242
Ikena Oncology, Inc.* (Pharmaceuticals)	95	411
IMAX Corp.* (Entertainment)	172	3,323
Immersion Corp. (Technology Hardware, Storage & Peripherals)	120	793
Immuneering Corp.* - Class A (Biotechnology)	86	660
ImmunityBio, Inc.* (Biotechnology)	436	737
ImmunoGen, Inc.* (Biotechnology)	918	14,568
Immunovant, Inc.* (Biotechnology)	207	7,947
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	88	4,843
Inari Medical, Inc.* (Health Care Equipment & Supplies)	205	13,407
Independence Realty Trust, Inc. (Residential REITs)	865	12,171
Independent Bank Corp. (Banks)	77	1,412
Independent Bank Corp. (Banks)	169	8,296
Independent Bank Group, Inc. (Banks)	139	5,497
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	528	3,326
Infinera Corp.* (Communications Equipment)	764	3,194
Information Services Group, Inc. (IT Services)	134	587
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	70	675
Ingevity Corp.* (Chemicals)	140	6,665
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	54	4,068
Inhibrx, Inc.* (Biotechnology)	131	2,404
Inmode, Ltd.* (Health Care Equipment & Supplies)	297	9,047
Innodata, Inc.*(a) (Professional Services)	97	827
Innospec, Inc. (Chemicals)	96	9,811
Innovage Holding Corp.* (Health Care Providers & Services)	72	431
INNOVATE Corp.* (Construction & Engineering)	208	337
Innovative Industrial Properties, Inc. (Industrial REITs)	107	8,096
Innoviva, Inc.* (Pharmaceuticals)	228	2,962
Inogen, Inc.* (Health Care Equipment & Supplies)	89	465
Inozyme Pharma, Inc.* (Biotechnology)	130	546
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	110	16,005
Insmed, Inc.* (Biotechnology)	505	12,751
Insperity, Inc. (Professional Services)	140	13,664
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	83	993
Installed Building Products, Inc. (Household Durables)	91	11,365
Insteel Industries, Inc. (Building Products)	72	2,337
Instructure Holdings, Inc.* (Software)	75	1,905
Intapp, Inc.* (Software)	84	2,816
Integer Holdings Corp.* (Health Care Equipment & Supplies)	127	9,961
Integral Ad Science Holding Corp.* (Media)	183	2,176
Intellia Therapeutics, Inc.* (Biotechnology)	338	10,688
Inter Parfums, Inc. (Personal Care Products)	70	9,404
Intercept Pharmaceuticals, Inc.* (Biotechnology)	155	2,874
InterDigital, Inc. (Software)	103	8,265
Interface, Inc. (Commercial Services & Supplies)	220	2,158
International Bancshares Corp. (Banks)	206	8,928
International Game Technology PLC (Hotels, Restaurants & Leisure)	416	12,613
International Money Express, Inc.* (Financial Services)	126	2,133
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	156	7,020
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	41	622
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	98	305
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	359	18,701
Intrepid Potash, Inc.* (Chemicals)	41	1,032
InvenTrust Properties Corp. (Retail REITs)	260	6,191
Invesco Mortgage Capital, Inc. (Mortgage REITs)	161	1,612
Investors Title Co. (Insurance)	5	740
Invitae Corp.* (Health Care Providers & Services)	1,006	609
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	616	9,166
Iovance Biotherapeutics, Inc.* (Biotechnology)	878	3,995
iRadimed Corp. (Health Care Equipment & Supplies)	28	1,242
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	118	11,123
iRobot Corp.* (Household Durables)	105	3,980
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	531	5,114
Ispire Technology, Inc.* (Tobacco)	10	92
iTeos Therapeutics, Inc.* (Biotechnology)	95	1,040
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	164	679
Itron, Inc.* (Electronic Equipment, Instruments & Components)	175	10,602
Ivanhoe Electric, Inc.* (Metals & Mining)	214	2,547
J & J Snack Foods Corp. (Food Products)	58	9,492
J Jill, Inc.* (Specialty Retail)	17	503

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	79	$5,456
Jackson Financial, Inc. - Class A (Financial Services)	317	12,116
JAKKS Pacific, Inc.* (Leisure Products)	28	521
James River Group Holdings, Ltd. (Insurance)	142	2,180
Jamf Holding Corp.* (Software)	268	4,733
Janus International Group, Inc.* (Building Products)	325	3,478
Janux Therapeutics, Inc.* (Biotechnology)	66	665
JBG SMITH Properties (Office REITs)	419	6,059
JELD-WEN Holding, Inc.* (Building Products)	326	4,355
JetBlue Airways Corp.* (Passenger Airlines)	1,267	5,828
Joby Aviation, Inc.* (Passenger Airlines)	1,068	6,889
John B Sanfilippo & Son, Inc. (Food Products)	34	3,359
John Bean Technologies Corp. (Machinery)	122	12,827
John Marshall Bancorp, Inc. (Banks)	48	857
John Wiley & Sons, Inc. - Class A (Media)	164	6,096
Johnson Outdoors, Inc. - Class A (Leisure Products)	21	1,148
Kadant, Inc. (Machinery)	45	10,150
Kaiser Aluminum Corp. (Metals & Mining)	61	4,591
Kaltura, Inc.* (Software)	318	550
KalVista Pharmaceuticals, Inc.* (Biotechnology)	94	905
Kaman Corp. (Aerospace & Defense)	108	2,122
Karat Packaging, Inc. (Trading Companies & Distributors)	22	507
Karyopharm Therapeutics, Inc.* (Biotechnology)	434	582
KB Home (Household Durables)	277	12,820
Kearny Financial Corp. (Banks)	217	1,504
Kelly Services, Inc. - Class A (Professional Services)	122	2,219
Kennametal, Inc. (Machinery)	309	7,688
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	459	6,766
Keros Therapeutics, Inc.* (Biotechnology)	86	2,742
Kezar Life Sciences, Inc.* (Biotechnology)	273	325
Kforce, Inc. (Professional Services)	74	4,415
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	92	2,519
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	66	2,228
Kingsway Financial Services, Inc.* (Insurance)	41	310
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	120	2,084
Kite Realty Group Trust (Retail REITs)	834	17,865
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	226	2,683
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	49	581
Knife River Corp.* (Construction Materials)	217	10,596
Knowles Corp.* (Electronic Equipment, Instruments & Components)	344	5,095
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	59	1,055
Kodiak Sciences, Inc.* (Biotechnology)	124	223
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	215	9,441
Koppers Holdings, Inc. (Chemicals)	77	3,045
Korn Ferry (Professional Services)	200	9,488
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	134	362
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,749	14,307
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	480	7,210
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	335	4,177
Kronos Worldwide, Inc. (Chemicals)	85	659
Krystal Biotech, Inc.* (Biotechnology)	83	9,628
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	213	10,358
Kura Oncology, Inc.* (Biotechnology)	270	2,462
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	22	1,455
KVH Industries, Inc.* (Communications Equipment)	72	367
Kymera Therapeutics, Inc.* (Biotechnology)	145	2,016
Ladder Capital Corp. (Mortgage REITs)	434	4,453
Lakeland Bancorp, Inc. (Banks)	239	3,016
Lakeland Financial Corp. (Banks)	95	4,509
Lancaster Colony Corp. (Food Products)	75	12,377
Lands' End, Inc.* (Specialty Retail)	57	426
Landsea Homes Corp.* (Household Durables)	51	458
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	261	18,135
LanzaTech Global, Inc.* (Commercial Services & Supplies)	79	369
Larimar Therapeutics, Inc.* (Biotechnology)	98	387
Latham Group, Inc.* (Leisure Products)	149	417
Laureate Education, Inc. (Diversified Consumer Services)	502	7,078
La-Z-Boy, Inc. (Household Durables)	166	5,126
Lazydays Holdings, Inc.* (Specialty Retail)	48	365
LCI Industries (Automobile Components)	95	11,155
LCNB Corp. (Banks)	40	571
Legacy Housing Corp.* (Household Durables)	38	738
Legalzoom.com, Inc.* (Professional Services)	399	4,365
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	76	4,140
Lemonade, Inc.* (Insurance)	194	2,254
LendingClub Corp.* (Consumer Finance)	408	2,489
LendingTree, Inc.* (Consumer Finance)	40	620
Leonardo DRS, Inc.* (Aerospace & Defense)	193	3,223
Leslie's, Inc.* (Specialty Retail)	680	3,849
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	355	387
LGI Homes, Inc.* (Household Durables)	80	7,959
Liberty Energy, Inc. (Energy Equipment & Services)	636	11,779
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	137	1,118
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	551	4,496

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Liberty TripAdvisor Holdings, Inc.* - Class B (Interactive Media & Services)	2	$59
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	528	1,874
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	171	2,601
LifeStance Health Group, Inc.* (Health Care Providers & Services)	406	2,789
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	64	3,835
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	350	24,965
Lightwave Logic, Inc.*(a) (Electronic Equipment, Instruments & Components)	439	1,962
Limbach Holdings, Inc.* (Construction & Engineering)	35	1,111
Limoneira Co. (Food Products)	67	1,026
Lincoln Educational Services Corp.* (Diversified Consumer Services)	91	769
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	134	965
Lindsay Corp. (Machinery)	42	4,943
Lineage Cell Therapeutics, Inc.* (Biotechnology)	494	583
Lions Gate Entertainment Corp.* - Class A (Entertainment)	223	1,891
Lions Gate Entertainment Corp.* - Class B (Entertainment)	451	3,549
Liquidia Corp.* (Pharmaceuticals)	182	1,154
Liquidity Services, Inc.* (Commercial Services & Supplies)	88	1,551
LivaNova PLC* (Health Care Equipment & Supplies)	208	10,999
Live Oak Bancshares, Inc. (Banks)	129	3,735
Livent Corp.* (Chemicals)	692	12,740
LivePerson, Inc.* (Software)	276	1,074
LiveRamp Holdings, Inc.* (Software)	252	7,268
LiveVox Holdings, Inc.* (Software)	85	284
Livewire Group, Inc.* (Automobiles)	42	291
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	60	334
Loop Media, Inc.* (Entertainment)	144	72
LSB Industries, Inc.* (Chemicals)	211	2,159
LSI Industries, Inc. (Electrical Equipment)	100	1,588
LTC Properties, Inc. (Health Care REITs)	157	5,044
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,861	5,483
Luminar Technologies, Inc.*(a) (Automobile Components)	1,043	4,746
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	123	721
Luther Burbank Corp. (Banks)	39	328
Luxfer Holdings PLC (Machinery)	105	1,370
LXP Industrial Trust (Industrial REITs)	1,110	9,879
Lyell Immunopharma, Inc.* (Biotechnology)	664	976
M.D.C Holdings, Inc. (Household Durables)	225	9,277
M/I Homes, Inc.* (Household Durables)	103	8,656
Macatawa Bank Corp. (Banks)	101	905
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	208	16,969
MacroGenics, Inc.* (Biotechnology)	233	1,086
Madison Square Garden Entertainment Corp.* (Entertainment)	166	5,463
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	52	7,594
Magnite, Inc.* (Media)	513	3,868
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	703	16,106
Maiden Holdings, Ltd.* (Insurance)	348	612
MainStreet Bancshares, Inc. (Banks)	27	555
Malibu Boats, Inc.* - Class A (Leisure Products)	78	3,824
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	89	413
MannKind Corp.* (Biotechnology)	983	4,060
Marathon Digital Holdings, Inc.* (Software)	655	5,568
Marcus & Millichap, Inc. (Real Estate Management & Development)	91	2,670
Marine Products Corp. (Leisure Products)	32	455
MarineMax, Inc.* (Specialty Retail)	82	2,691
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	194	1,562
MarketWise, Inc. (Capital Markets)	123	197
Marqeta, Inc.* - Class A (Financial Services)	1,878	11,230
Marten Transport, Ltd. (Ground Transportation)	223	4,395
Masonite International Corp.* (Building Products)	85	7,924
Masterbrand, Inc.* (Building Products)	497	6,039
MasterCraft Boat Holdings, Inc.* (Leisure Products)	66	1,467
Matador Resources Co. (Oil, Gas & Consumable Fuels)	434	25,814
Materion Corp. (Metals & Mining)	79	8,051
Mativ Holdings, Inc. (Chemicals)	209	2,980
Matson, Inc. (Marine Transportation)	137	12,156
Matterport, Inc.* (Software)	961	2,085
Matthews International Corp. - Class A (Commercial Services & Supplies)	114	4,436
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	29	384
MaxCyte, Inc.* (Life Sciences Tools & Services)	335	1,045
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	113	1,310
Maximus, Inc. (Professional Services)	233	17,400
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	286	6,364
Mayville Engineering Co., Inc.* (Machinery)	43	472
MBIA, Inc.* (Insurance)	185	1,334
McGrath RentCorp (Trading Companies & Distributors)	95	9,523
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	83	686
Medifast, Inc. (Personal Care Products)	41	3,069
MeiraGTx Holdings PLC* (Biotechnology)	125	614
Mercantile Bank Corp. (Banks)	60	1,855
Merchants Bancorp (Financial Services)	61	1,691
Mercury General Corp. (Insurance)	103	2,887
MeridianLink, Inc.* (Software)	101	1,723
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	218	15,046

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Meritage Homes Corp. (Household Durables)	140	$17,135
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	40	493
Mersana Therapeutics, Inc.* (Biotechnology)	403	512
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	20	2,101
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	135	3,085
Metrocity Bankshares, Inc. (Banks)	70	1,378
Metropolitan Bank Holding Corp.* (Banks)	40	1,451
MFA Financial, Inc. (Mortgage REITs)	392	3,767
MGE Energy, Inc. (Electric Utilities)	140	9,591
MGP Ingredients, Inc. (Beverages)	61	6,434
MicroStrategy, Inc.* (Software)	42	13,787
Microvast Holdings, Inc.* (Machinery)	402	760
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	677	1,483
Mid Penn Bancorp, Inc. (Banks)	54	1,087
Middlefield Banc Corp. (Banks)	30	762
Middlesex Water Co. (Water Utilities)	67	4,439
Midland States Bancorp, Inc. (Banks)	82	1,684
MidWestOne Financial Group, Inc. (Banks)	54	1,098
Miller Industries, Inc. (Machinery)	43	1,686
MillerKnoll, Inc. (Commercial Services & Supplies)	291	7,114
MiMedx Group, Inc.* (Biotechnology)	442	3,222
Minerals Technologies, Inc. (Chemicals)	125	6,845
Mineralys Therapeutics, Inc.* (Biotechnology)	53	504
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	768	5,737
Mirum Pharmaceuticals, Inc.* (Biotechnology)	95	3,002
Mission Produce, Inc.* (Food Products)	186	1,800
Mistras Group, Inc.* (Professional Services)	80	436
Mitek Systems, Inc.* (Software)	163	1,747
Model N, Inc.* (Software)	143	3,491
Modine Manufacturing Co.* (Automobile Components)	197	9,013
ModivCare, Inc.* (Health Care Providers & Services)	49	1,544
Moelis & Co. - Class A (Capital Markets)	256	11,553
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	52	3,229
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	174	621
Monro, Inc. (Specialty Retail)	119	3,305
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	255	2,323
Monte Rosa Therapeutics, Inc.* (Biotechnology)	117	560
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	107	3,131
Moog, Inc. - Class A (Aerospace & Defense)	109	12,312
Morphic Holding, Inc.* (Biotechnology)	132	3,024
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	59	1,614
Mr. Cooper Group, Inc.* (Financial Services)	251	13,444
MRC Global, Inc.* (Trading Companies & Distributors)	321	3,290
Mueller Industries, Inc. (Machinery)	215	16,159
Mueller Water Products, Inc. - Class A (Machinery)	595	7,545
Multiplan Corp.* (Health Care Technology)	1,502	2,523
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	569	25,804
MVB Financial Corp. (Banks)	43	971
Myers Industries, Inc. (Containers & Packaging)	140	2,510
MYR Group, Inc.* (Construction & Engineering)	63	8,490
Myriad Genetics, Inc.* (Biotechnology)	309	4,956
N-able, Inc.* (Software)	268	3,457
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	4,310
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	561
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	181	311
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	183	1,200
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	121	2,692
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	11	777
National Bank Holdings Corp. - Class A (Banks)	141	4,196
National Bankshares, Inc. (Banks)	22	551
National Beverage Corp.* (Beverages)	91	4,279
National Health Investors, Inc. (Health Care REITs)	160	8,218
National HealthCare Corp. (Health Care Providers & Services)	48	3,071
National Presto Industries, Inc. (Aerospace & Defense)	20	1,449
National Research Corp. (Health Care Providers & Services)	55	2,440
National Vision Holdings, Inc.* (Specialty Retail)	298	4,822
National Western Life Group, Inc. - Class A (Insurance)	9	3,937
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	36	465
Nature's Sunshine Products, Inc.* (Personal Care Products)	50	829
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	193	610
Navient Corp. (Consumer Finance)	341	5,872
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	419	2,912
NBT Bancorp, Inc. (Banks)	176	5,577
Nelnet, Inc. - Class A (Consumer Finance)	56	5,002
Neogen Corp.* (Health Care Equipment & Supplies)	835	15,481
NeoGenomics, Inc.* (Health Care Providers & Services)	488	6,002
NerdWallet, Inc.* - Class A (Consumer Finance)	131	1,165

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Nerdy, Inc.* (Diversified Consumer Services)	233	$862
NETGEAR, Inc.* (Communications Equipment)	109	1,372
NetScout Systems, Inc.* (Communications Equipment)	261	7,313
NETSTREIT Corp. (Retail REITs)	258	4,020
Nevro Corp.* (Health Care Equipment & Supplies)	136	2,614
New Jersey Resources Corp. (Gas Utilities)	372	15,114
New York Mortgage Trust, Inc. (Mortgage REITs)	349	2,963
Newmark Group, Inc. - Class A (Real Estate Management & Development)	526	3,382
Newpark Resources, Inc.* (Energy Equipment & Services)	287	1,983
NewtekOne, Inc. (Capital Markets)	89	1,313
NexPoint Diversified Real Estate Trust (Diversified REITs)	118	1,028
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	31	507
NexPoint Residential Trust, Inc. (Residential REITs)	86	2,767
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	117	599
Nextdoor Holdings, Inc.* (Interactive Media & Services)	557	1,014
NextGen Healthcare, Inc.* (Health Care Technology)	210	4,983
NextNav, Inc.* (Software)	210	1,079
NEXTracker, Inc.* - Class A (Electrical Equipment)	190	7,630
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	167	179
NI Holdings, Inc.* (Insurance)	32	412
Nicolet Bankshares, Inc. (Banks)	49	3,419
Nikola Corp.*(a) (Machinery)	2,381	3,738
NioCorp Developments, Ltd.* (Metals & Mining)	7	25
Nkarta, Inc.* (Biotechnology)	116	161
NL Industries, Inc. (Commercial Services & Supplies)	32	152
nLight, Inc.* (Electronic Equipment, Instruments & Components)	169	1,758
NMI Holdings, Inc.* - Class A (Financial Services)	314	8,506
Noble Corp. PLC (Energy Equipment & Services)	424	21,476
Noodles & Co.* (Hotels, Restaurants & Leisure)	154	379
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	786	3,238
Northeast Bank (Banks)	25	1,103
Northeast Community Bancorp, Inc. (Banks)	51	753
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	314	12,632
Northfield Bancorp, Inc. (Banks)	159	1,503
Northrim Bancorp, Inc. (Banks)	21	832
Northwest Bancshares, Inc. (Banks)	488	4,992
Northwest Natural Holding Co. (Gas Utilities)	138	5,266
Northwest Pipe Co.* (Construction & Engineering)	38	1,146
NorthWestern Corp. (Multi-Utilities)	231	11,102
Norwood Financial Corp. (Banks)	28	721
Novagold Resources, Inc.* (Metals & Mining)	926	3,556
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	137	19,650
Novavax, Inc.*(a) (Biotechnology)	333	2,411
NOW, Inc.* (Trading Companies & Distributors)	408	4,843
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	191	4,051
Nurix Therapeutics, Inc.* (Biotechnology)	182	1,431
NuScale Power Corp.* (Electrical Equipment)	205	1,005
Nuvalent, Inc.* - Class A (Biotechnology)	92	4,229
Nuvation Bio, Inc.* (Pharmaceuticals)	558	748
Nuvectis Pharma, Inc.* (Biotechnology)	28	361
NV5 Global, Inc.* (Professional Services)	53	5,100
NVE Corp. (Semiconductors & Semiconductor Equipment)	18	1,479
Oak Valley Bancorp (Banks)	26	652
Ocean Biomedical, Inc.* (Biotechnology)	33	129
Oceaneering International, Inc.* (Energy Equipment & Services)	385	9,902
OceanFirst Financial Corp. (Banks)	223	3,227
Ocular Therapeutix, Inc.* (Pharmaceuticals)	299	939
Ocwen Financial Corp.* (Financial Services)	25	647
Office Properties Income Trust (Office REITs)	184	754
OFG Bancorp (Banks)	179	5,345
O-I Glass, Inc.* (Containers & Packaging)	595	9,955
Oil States International, Inc.* (Energy Equipment & Services)	242	2,026
Oil-Dri Corp. of America (Household Products)	19	1,173
Old National Bancorp (Banks)	1,123	16,327
Old Second Bancorp, Inc. (Banks)	166	2,259
Olema Pharmaceuticals, Inc.* (Biotechnology)	103	1,272
Olo, Inc.* - Class A (Software)	396	2,400
Olympic Steel, Inc. (Metals & Mining)	38	2,136
Omega Flex, Inc. (Machinery)	13	1,023
Omega Therapeutics, Inc.* (Biotechnology)	93	200
Omeros Corp.* (Pharmaceuticals)	233	680
OmniAb, Inc.* (Life Sciences Tools & Services)	357	1,853
Omnicell, Inc.* (Health Care Equipment & Supplies)	172	7,747
ON24, Inc. (Software)	125	791
ONE Gas, Inc. (Gas Utilities)	212	14,475
One Liberty Properties, Inc. (Diversified REITs)	62	1,170
OneSpan, Inc.* (Software)	153	1,645
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	320	3,590
OneWater Marine, Inc.* (Specialty Retail)	44	1,127
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	188	23,973

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Ooma, Inc.* (Diversified Telecommunication Services)	91	$1,184
Open Lending Corp.* (Capital Markets)	381	2,789
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,091	5,520
OPENLANE, Inc.* (Commercial Services & Supplies)	414	6,177
OPKO Health, Inc.* (Health Care Providers & Services)	1,544	2,470
OppFi, Inc.* (Consumer Finance)	41	103
OptimizeRx Corp.* (Health Care Technology)	64	498
Optinose, Inc.* (Pharmaceuticals)	279	343
Option Care Health, Inc.* (Health Care Providers & Services)	652	21,093
Orange County Bancorp, Inc. (Banks)	20	863
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	276	1,637
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	56	488
Orchid Island Capital, Inc. (Mortgage Real REITs)	169	1,438
Organogenesis Holdings, Inc.* (Biotechnology)	269	855
ORIC Pharmaceuticals, Inc.* (Biotechnology)	149	901
Origin Bancorp, Inc. (Banks)	112	3,233
Origin Materials, Inc.* (Chemicals)	448	573
Orion Office REIT, Inc. (Office REITs)	219	1,141
Orion SA (Chemicals)	215	4,575
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	205	14,334
Orrstown Financial Services, Inc. (Banks)	39	819
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	135	1,736
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	61	1,952
Oscar Health, Inc.* - Class A (Insurance)	592	3,297
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	61	7,200
Otter Tail Corp. (Electric Utilities)	158	11,995
Outbrain, Inc.* (Interactive Media & Services)	157	765
Outfront Media, Inc. (Specialized REITs)	565	5,707
Outlook Therapeutics, Inc.*(a) (Biotechnology)	594	131
Outset Medical, Inc.* (Health Care Equipment & Supplies)	189	2,056
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	243	1,067
Overstock.com, Inc.* (Specialty Retail)	173	2,737
Ovid Therapeutics, Inc.* (Biotechnology)	228	876
Owens & Minor, Inc.* (Health Care Providers & Services)	284	4,589
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	57	5,479
P10, Inc. - Class A (Capital Markets)	165	1,922
P3 Health Partners, Inc.* (Health Care Providers & Services)	156	229
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	965	8,058
Pacific Premier Bancorp, Inc. (Banks)	364	7,921
Pacira BioSciences, Inc.* (Pharmaceuticals)	174	5,338
Pactiv Evergreen, Inc. (Containers & Packaging)	153	1,244
PacWest Bancorp(a) (Banks)	451	3,567
PagerDuty, Inc.* (Software)	340	7,647
Pagseguro Digital, Ltd.* - Class A (Financial Services)	761	6,552
Palomar Holdings, Inc.* (Insurance)	93	4,720
PAM Transportation Services, Inc. (Ground Transportation)	24	517
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	139	817
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	126	8,596
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	212	7,619
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	102	3,931
Paragon 28, Inc.* (Health Care Equipment & Supplies)	168	2,108
Paramount Group, Inc. (Office REITs)	709	3,276
Park Aerospace Corp. (Aerospace & Defense)	71	1,103
Park National Corp. (Banks)	55	5,199
Parke Bancorp, Inc. (Banks)	40	652
Park-Ohio Holdings Corp. (Machinery)	32	637
Parsons Corp.* (Aerospace & Defense)	158	8,587
Pathward Financial, Inc. (Banks)	103	4,747
Patria Investments, Ltd. - Class A (Capital Markets)	208	3,033
Patrick Industries, Inc. (Automobile Components)	82	6,155
Patterson Cos., Inc. (Health Care Providers & Services)	329	9,752
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,355	18,753
Payoneer Global, Inc.* (Financial Services)	1,015	6,212
Paysafe, Ltd.* (Financial Services)	124	1,487
Paysign, Inc.* (Financial Services)	125	244
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	436	23,339
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	44	2,349
PCB Bancorp (Banks)	42	649
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	117	3,791
PDS Biotechnology Corp.* (Biotechnology)	107	540
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	477	12,397
Peakstone Realty Trust (Office REITs)	139	2,313
Peapack-Gladstone Financial Corp. (Banks)	65	1,667
Pebblebrook Hotel Trust (Hotel & Resort REITs)	465	6,319
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	322	4,093
Penns Woods Bancorp, Inc. (Banks)	26	548
PennyMac Financial Services, Inc. (Financial Services)	98	6,527
PennyMac Mortgage Investment Trust (Mortgage REITs)	339	4,204
Peoples Bancorp, Inc. (Banks)	130	3,299

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Peoples Financial Services Corp. (Banks)	27	$1,083
PepGen, Inc.* (Biotechnology)	38	193
Perdoceo Education Corp. (Diversified Consumer Services)	257	4,395
Perella Weinberg Partners (Capital Markets)	161	1,639
Perficient, Inc.* (IT Services)	131	7,579
Performant Financial Corp.* (Commercial Services & Supplies)	258	583
Perimeter Solutions SA* (Chemicals)	594	2,697
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,059	14,784
Perpetua Resources Corp.* (Metals & Mining)	145	473
PetIQ, Inc.* (Health Care Providers & Services)	105	2,069
PetMed Express, Inc. (Specialty Retail)	79	810
PGT Innovations, Inc.* (Building Products)	217	6,022
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	118	1,224
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	78	996
Phillips Edison & Co., Inc. (Retail REITs)	452	15,160
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	234	4,729
Phreesia, Inc.* (Health Care Technology)	198	3,699
Physicians Realty Trust (Health Care REITs)	912	11,117
Piedmont Lithium, Inc.* (Metals & Mining)	69	2,739
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	473	2,658
Pioneer Bancorp, Inc.* (Banks)	45	384
Piper Sandler Cos. (Capital Markets)	66	9,590
Pitney Bowes, Inc. (Commercial Services & Supplies)	672	2,029
PJT Partners, Inc. - Class A (Capital Markets)	91	7,229
Planet Labs PBC* (Professional Services)	644	1,674
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	141	919
Playstudios, Inc.* (Entertainment)	328	1,043
Plexus Corp.* (Electronic Equipment, Instruments & Components)	105	9,763
Pliant Therapeutics, Inc.* (Pharmaceuticals)	216	3,745
Plumas Bancorp (Banks)	21	717
Plymouth Industrial REIT, Inc. (Industrial REITs)	165	3,457
PMV Pharmaceuticals, Inc.* (Biotechnology)	148	909
PNM Resources, Inc. (Electric Utilities)	329	14,677
Point Biopharma Global, Inc.* (Biotechnology)	346	2,308
PolyMet Mining Corp.* (Metals & Mining)	131	272
Ponce Financial Group, Inc.* (Banks)	78	610
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	174	2,678
Portland General Electric Co. (Electric Utilities)	372	15,059
Poseida Therapeutics, Inc.* (Biotechnology)	260	619
Postal Realty Trust, Inc. - Class A (Office REITs)	72	972
Potbelly Corp.* (Hotels, Restaurants & Leisure)	100	780
PotlatchDeltic Corp. (Specialized REITs)	303	13,754
Powell Industries, Inc. (Electrical Equipment)	35	2,902
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	218	16,636
PowerSchool Holdings, Inc.* (Software)	215	4,872
PRA Group, Inc.* (Consumer Finance)	148	2,843
Precigen, Inc.* (Biotechnology)	517	734
Preferred Bank (Banks)	51	3,175
Preformed Line Products Co. (Electrical Equipment)	10	1,626
Prelude Therapeutics, Inc.* (Biotechnology)	54	167
Premier Financial Corp. (Banks)	135	2,303
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	191	10,923
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	14	20
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	99	7,369
Prime Medicine, Inc.*(a) (Biotechnology)	151	1,441
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	348
Primis Financial Corp. (Banks)	78	636
Primo Water Corp. (Beverages)	600	8,280
Primoris Services Corp. (Construction & Engineering)	203	6,644
Princeton Bancorp, Inc. (Banks)	19	551
Priority Technology Holdings, Inc.* (Financial Services)	68	220
Privia Health Group, Inc.* (Health Care Providers & Services)	425	9,775
ProAssurance Corp. (Insurance)	207	3,910
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	138	4,528
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	99	1,077
PROG Holdings, Inc.* (Consumer Finance)	177	5,878
Progress Software Corp. (Software)	167	8,781
Progyny, Inc.* (Health Care Providers & Services)	301	10,240
ProKidney Corp.* (Biotechnology)	172	788
ProPetro Holding Corp.* (Energy Equipment & Services)	378	4,018
PROS Holdings, Inc.* (Software)	171	5,920
Protagonist Therapeutics, Inc.* (Biotechnology)	219	3,653
Protalix BioTherapeutics, Inc.* (Biotechnology)	254	422
Prothena Corp. PLC* (Biotechnology)	159	7,672
Proto Labs, Inc.* (Machinery)	101	2,666
Provident Financial Services, Inc. (Banks)	281	4,296
PTC Therapeutics, Inc.* (Biotechnology)	271	6,073
PubMatic, Inc.* - Class A (Media)	164	1,984
Pulmonx Corp.* (Health Care Equipment & Supplies)	140	1,446
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	62	250
Pure Cycle Corp.* (Water Utilities)	75	720
PureCycle Technologies, Inc.* (Chemicals)	445	2,496
Purple Innovation, Inc. (Household Durables)	210	359

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Q2 Holdings, Inc.* (Software)	218	$7,035
QCR Holdings, Inc. (Banks)	63	3,057
Quad/Graphics, Inc.* (Commercial Services & Supplies)	121	609
Quaker Chemical Corp. (Chemicals)	53	8,480
Qualys, Inc.* (Software)	143	21,814
Quanex Building Products Corp. (Building Products)	126	3,549
Quanterix Corp.* (Life Sciences Tools & Services)	135	3,664
Quantum-Si, Inc.* (Life Sciences Tools & Services)	390	647
QuinStreet, Inc.* (Interactive Media & Services)	199	1,785
Quipt Home Medical Corp.* (Health Care Providers & Services)	155	789
Qurate Retail, Inc.* - Class B (Broadline Retail)	5	38
Rackspace Technology, Inc.*(a) (IT Services)	242	569
Radian Group, Inc. (Financial Services)	603	15,141
Radiant Logistics, Inc.* (Air Freight & Logistics)	140	791
RadNet, Inc.* (Health Care Providers & Services)	228	6,427
Rain Oncology, Inc.* (Pharmaceuticals)	65	56
Rallybio Corp.* (Biotechnology)	117	394
Ramaco Resources, Inc. - Class A (Metals & Mining)	86	945
Ramaco Resources, Inc. - Class B (Metals & Mining)	17	203
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	418	23,319
Ranger Energy Services, Inc. (Energy Equipment & Services)	57	808
Ranpak Holdings Corp.* (Containers & Packaging)	166	903
Rapid7, Inc.* (Software)	230	10,529
RAPT Therapeutics, Inc.* (Biotechnology)	113	1,878
Rayonier Advanced Materials, Inc.* (Chemicals)	244	864
RBB Bancorp (Banks)	64	818
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	34	2,062
RE/MAX Holdings, Inc. (Real Estate Management & Development)	67	867
Ready Capital Corp. (Mortgage REITs)	614	6,208
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	523	4,001
Red River Bancshares, Inc. (Banks)	18	827
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	61	490
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	182	7,462
Red Violet, Inc.* (Professional Services)	43	860
Redfin Corp.* (Real Estate Management & Development)	407	2,865
Redwire Corp.* (Aerospace & Defense)	30	87
Redwood Trust, Inc. (Mortgage REITs)	436	3,109
REGENXBIO, Inc.* (Biotechnology)	156	2,568
Regional Management Corp. (Consumer Finance)	30	830
Relay Therapeutics, Inc.* (Biotechnology)	346	2,910
Remitly Global, Inc.* (Financial Services)	501	12,635
Renasant Corp. (Banks)	212	5,552
Reneo Pharmaceuticals, Inc.* (Biotechnology)	50	381
Rent the Runway, Inc.* - Class A (Specialty Retail)	187	127
Repay Holdings Corp.* (Financial Services)	311	2,360
Replimune Group, Inc.* (Biotechnology)	159	2,720
Republic Bancorp, Inc. - Class A (Banks)	33	1,454
Reservoir Media, Inc.* (Entertainment)	76	464
Resideo Technologies, Inc.* (Building Products)	561	8,864
Resources Connection, Inc. (Professional Services)	124	1,849
Retail Opportunity Investments Corp. (Retail REITs)	472	5,843
REV Group, Inc. (Machinery)	121	1,936
Revance Therapeutics, Inc.* (Pharmaceuticals)	319	3,659
REVOLUTION Medicines, Inc.* (Biotechnology)	388	10,740
Revolve Group, Inc.* (Specialty Retail)	157	2,137
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	59	2,402
RGC Resources, Inc. (Gas Utilities)	31	536
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	197	4,516
Ribbon Communications, Inc.* (Communications Equipment)	340	911
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	46	503
Rigel Pharmaceuticals, Inc.* (Biotechnology)	655	707
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	34	1,081
Rimini Street, Inc.* (Software)	200	440
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	459	895
Riot Platforms, Inc.* (Software)	653	6,092
RLJ Lodging Trust (Hotel & Resort REITs)	600	5,874
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,068	4,678
Rocket Pharmaceuticals, Inc.* (Biotechnology)	215	4,405
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	27	397
Rogers Corp.* (Electronic Equipment, Instruments & Components)	66	8,677
Rover Group, Inc.* (Diversified Consumer Services)	356	2,229
RPC, Inc. (Energy Equipment & Services)	326	2,914
RPT Realty (Retail REITs)	329	3,474
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	239	9,758
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	35	1,585
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	241	1,113
RXO, Inc.* (Ground Transportation)	445	8,780
RxSight, Inc.* (Health Care Equipment & Supplies)	104	2,901
Ryerson Holding Corp. (Metals & Mining)	92	2,676

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	221	$18,406
S&T Bancorp, Inc. (Banks)	149	4,035
Sabra Health Care REIT, Inc. (Health Care REITs)	887	12,365
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,269	5,698
Safe Bulkers, Inc. (Marine Transportation)	258	836
Safehold, Inc. (Specialized REITs)	168	2,990
Safety Insurance Group, Inc. (Insurance)	55	3,750
Sage Therapeutics, Inc.* (Biotechnology)	202	4,157
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	21	185
Sally Beauty Holdings, Inc.* (Specialty Retail)	411	3,444
Sana Biotechnology, Inc.* (Biotechnology)	357	1,382
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	15	467
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	122	1,911
Sandy Spring Bancorp, Inc. (Banks)	168	3,600
Sangamo Therapeutics, Inc.* (Biotechnology)	552	331
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	221	11,996
Sapiens International Corp. N.V. (Software)	118	3,355
Saul Centers, Inc. (Retail REITs)	45	1,587
Savara, Inc.* (Biotechnology)	346	1,308
Savers Value Village, Inc.*(a) (Broadline Retail)	99	1,848
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	95	2,879
Schnitzer Steel Industries, Inc. (Metals & Mining)	99	2,757
Scholar Rock Holding Corp.* (Biotechnology)	166	1,179
Scholastic Corp. (Media)	105	4,005
Schrodinger, Inc.* (Health Care Technology)	209	5,908
Scilex Holding Co.* (Pharmaceuticals)	198	277
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	189	10,229
scPharmaceuticals, Inc.* (Pharmaceuticals)	111	790
Sculptor Capital Management, Inc. (Capital Markets)	81	940
Seacoast Banking Corp. of Florida (Banks)	323	7,093
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	92	1,277
Seadrill, Ltd.* (Energy Equipment & Services)	194	8,689
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	139	6,429
Security National Financial Corp.* - Class A (Financial Services)	48	376
Seer, Inc.* (Life Sciences Tools & Services)	224	495
Select Medical Holdings Corp. (Health Care Providers & Services)	398	10,057
Select Water Solutions, Inc. (Energy Equipment & Services)	311	2,472
Selecta Biosciences, Inc.* (Biotechnology)	445	472
Selective Insurance Group, Inc. (Insurance)	231	23,833
Selectquote, Inc.* (Insurance)	522	611
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	19	482
SEMrush Holdings, Inc.* - Class A (Software)	120	1,020
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	245	6,309
Seneca Foods Corp.* - Class A (Food Products)	20	1,077
Sensient Technologies Corp. (Chemicals)	161	9,415
Seres Therapeutics, Inc.* (Biotechnology)	372	885
Service Properties Trust (Hotel & Resort REITs)	632	4,860
ServisFirst Bancshares, Inc. (Banks)	195	10,173
SES AI Corp.* (Electrical Equipment)	478	1,085
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	441	4,917
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	145	8,420
Sharecare, Inc.* (Health Care Technology)	1,181	1,111
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	186	3,834
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	657	11,990
Shoe Carnival, Inc. (Specialty Retail)	70	1,682
Shore Bancshares, Inc. (Banks)	114	1,199
Shutterstock, Inc. (Interactive Media & Services)	94	3,577
SI-BONE, Inc.* (Health Care Equipment & Supplies)	133	2,825
Sierra Bancorp (Banks)	53	1,005
SIGA Technologies, Inc. (Pharmaceuticals)	176	924
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	83	280
Signet Jewelers, Ltd. (Specialty Retail)	171	12,280
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	122	14,139
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	147	2,204
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	68	2,432
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	37	587
Simmons First National Corp. - Class A (Banks)	484	8,209
Simpson Manufacturing Co., Inc. (Building Products)	164	24,568
Simulations Plus, Inc. (Health Care Technology)	61	2,544
Sinclair, Inc. (Media)	126	1,414
SiriusPoint, Ltd.* (Insurance)	350	3,560
SITE Centers Corp. (Retail REITs)	730	9,001
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	66	7,541
Sitio Royalties Corp.(a) - Class A (Oil, Gas & Consumable Fuels)	309	7,481
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	277	6,512
SJW Group (Water Utilities)	122	7,333
Skillsoft Corp.* (Professional Services)	335	297
Skyline Champion Corp.* (Household Durables)	205	13,063
Skyward Specialty Insurance Group, Inc.*(a) (Insurance)	91	2,490

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	67	$403
SkyWest, Inc.* (Passenger Airlines)	168	7,046
SKYX Platforms Corp.* (Electrical Equipment)	240	341
SL Green Realty Corp.(a) (Office REITs)	248	9,250
Sleep Number Corp.* (Specialty Retail)	82	2,016
SM Energy Co. (Oil, Gas & Consumable Fuels)	460	18,239
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	185	4,505
SmartFinancial, Inc. (Banks)	61	1,304
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	706	1,843
Smith & Wesson Brands, Inc. (Leisure Products)	175	2,259
Snap One Holdings Corp.* (Household Durables)	70	647
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	118	1,258
SolarWinds Corp.* (Software)	195	1,841
Solid Power, Inc.* (Automobile Components)	593	1,198
Solo Brands, Inc.* - Class A (Leisure Products)	84	428
SomaLogic, Inc.* (Life Sciences Tools & Services)	579	1,384
Sonic Automotive, Inc. - Class A (Specialty Retail)	60	2,866
Sonos, Inc.* (Household Durables)	487	6,287
SoundHound AI, Inc.* - Class A (Software)	529	1,063
SoundThinking, Inc.* (Software)	36	644
South Plains Financial, Inc. (Banks)	46	1,216
Southern First Bancshares, Inc.* (Banks)	29	781
Southern Missouri Bancorp, Inc. (Banks)	33	1,277
Southern States Bancshares, Inc. (Banks)	29	655
Southland Holdings, Inc.* (Construction & Engineering)	15	91
Southside Bancshares, Inc. (Banks)	113	3,243
SouthState Corp. (Banks)	292	19,668
Southwest Gas Holdings, Inc. (Gas Utilities)	237	14,317
Sovos Brands, Inc.* (Food Products)	195	4,397
SP Plus Corp.* (Commercial Services & Supplies)	75	2,708
SpartanNash Co. (Consumer Staples Distribution & Retail)	132	2,904
Sphere Entertainment Co.* (Entertainment)	100	3,716
Spire, Inc. (Gas Utilities)	197	11,146
Spirit Airlines, Inc. (Passenger Airlines)	420	6,930
Spok Holdings, Inc. (Wireless Telecommunication Services)	68	970
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	145	651
SpringWorks Therapeutics, Inc.* (Biotechnology)	223	5,156
Sprinklr, Inc.* - Class A (Software)	395	5,467
Sprout Social, Inc.* - Class A (Software)	183	9,128
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	397	16,991
SPS Commerce, Inc.* (Software)	141	24,055
SPX Technologies, Inc.* (Machinery)	169	13,757
Squarespace, Inc.* - Class A (IT Services)	171	4,954
STAAR Surgical Co.* (Health Care Equipment & Supplies)	186	7,473
Stagwell, Inc.* (Media)	302	1,416
Standard Motor Products, Inc. (Automobile Components)	81	2,723
Standex International Corp. (Machinery)	45	6,556
Star Holdings* (Diversified REITs)	50	626
Steelcase, Inc. - Class A (Commercial Services & Supplies)	355	3,965
Stellar Bancorp, Inc. (Banks)	187	3,987
Stem, Inc.*(a) (Electrical Equipment)	545	2,311
Stepan Co. (Chemicals)	82	6,148
StepStone Group, Inc. - Class A (Capital Markets)	207	6,537
Sterling Bancorp, Inc.* (Banks)	83	485
Sterling Check Corp.* (Professional Services)	120	1,514
Sterling Infrastructure, Inc.* (Construction & Engineering)	115	8,450
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	288	9,150
Stewart Information Services Corp. (Insurance)	103	4,511
Stitch Fix, Inc.* - Class A (Specialty Retail)	328	1,132
Stock Yards Bancorp, Inc. (Banks)	104	4,086
Stoke Therapeutics, Inc.* (Biotechnology)	106	418
StoneCo, Ltd.* - Class A (Financial Services)	1,115	11,897
Stoneridge, Inc.* (Automobile Components)	101	2,027
StoneX Group, Inc.* (Capital Markets)	68	6,591
Strategic Education, Inc. (Diversified Consumer Services)	87	6,547
Stratus Properties, Inc.* (Real Estate Management & Development)	22	603
Stride, Inc.* (Diversified Consumer Services)	162	7,295
Sturm Ruger & Co., Inc. (Leisure Products)	67	3,492
Summit Financial Group, Inc. (Banks)	43	969
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	401	2,326
Summit Materials, Inc.* - Class A (Construction Materials)	458	14,262
Summit Therapeutics, Inc.* (Biotechnology)	444	830
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	144	2,137
SunCoke Energy, Inc. (Metals & Mining)	320	3,248
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	387	4,052
SunOpta, Inc.* (Food Products)	348	1,173
SunPower Corp.*(a) (Electrical Equipment)	334	2,061
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	798	7,461
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	522	1,926
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	178	48,811
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	188	5,183
Surgery Partners, Inc.* (Health Care Providers & Services)	259	7,576
Surmodics, Inc.* (Health Care Equipment & Supplies)	53	1,701

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Sutro Biopharma, Inc.* (Biotechnology)	230	$798
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	370	4,348
SWK Holdings Corp.* (Financial Services)	14	221
Sylvamo Corp. (Paper & Forest Products)	139	6,108
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	151	13,505
Syndax Pharmaceuticals, Inc.* (Biotechnology)	252	3,659
System1, Inc.* (Interactive Media & Services)	125	151
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	89	1,250
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	422	6,938
Tanger Factory Outlet Centers, Inc. (Retail REITs)	392	8,859
Tango Therapeutics, Inc.* (Biotechnology)	171	1,925
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	120	1,906
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	31	1,169
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	90	1,599
Taylor Morrison Home Corp.* (Household Durables)	403	17,171
TechTarget, Inc.* (Media)	100	3,036
Teekay Corp.* (Oil, Gas & Consumable Fuels)	255	1,573
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	92	3,830
TEGNA, Inc. (Media)	774	11,277
Tejon Ranch Co.* (Real Estate Management & Development)	80	1,298
Tela Bio, Inc.*(a) (Health Care Equipment & Supplies)	62	496
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	379	6,940
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,042	2,369
Tenable Holdings, Inc.* (Software)	437	19,577
Tenaya Therapeutics, Inc.* (Biotechnology)	175	446
Tennant Co. (Machinery)	71	5,265
Terawulf, Inc.* (Software)	519	654
Terex Corp. (Machinery)	257	14,808
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	164	825
Terran Orbital Corp.* (Aerospace & Defense)	326	271
Terreno Realty Corp. (Industrial REITs)	313	17,778
TETRA Technologies, Inc.* (Energy Equipment & Services)	480	3,062
Texas Capital Bancshares, Inc.* (Banks)	184	10,838
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	161	5,997
TG Therapeutics, Inc.* (Biotechnology)	525	4,389
The Andersons, Inc. (Consumer Staples Distribution & Retail)	123	6,336
The Bancorp, Inc.* (Banks)	203	7,004
The Bank of NT Butterfield & Son, Ltd. (Banks)	192	5,199
The Beauty Health Co.* (Personal Care Products)	313	1,884
The Brink's Co. (Commercial Services & Supplies)	177	12,856
The Buckle, Inc. (Specialty Retail)	117	3,907
The Cato Corp. - Class A (Specialty Retail)	67	513
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	186	5,636
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	135	2,859
The Children's Place, Inc.* (Specialty Retail)	46	1,243
The Duckhorn Portfolio, Inc.* (Beverages)	168	1,724
The E.W. Scripps Co.* - Class A (Media)	228	1,249
The Ensign Group, Inc. (Health Care Providers & Services)	209	19,423
The First Bancorp, Inc. (Banks)	37	870
The First Bancshares, Inc. (Banks)	118	3,182
The First of Long Island Corp. (Banks)	82	944
The GEO Group, Inc.* (Commercial Services & Supplies)	461	3,771
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,079	13,412
The Gorman-Rupp Co. (Machinery)	88	2,895
The Greenbrier Cos., Inc. (Machinery)	117	4,680
The Hackett Group, Inc. (IT Services)	96	2,265
The Hain Celestial Group, Inc.* (Food Products)	343	3,557
The Joint Corp.* (Health Care Providers & Services)	55	494
The Lovesac Co.* (Household Durables)	54	1,076
The Macerich Co. (Retail REITs)	828	9,033
The Manitowoc Co., Inc.* (Machinery)	133	2,002
The Marcus Corp. (Entertainment)	93	1,442
The ODP Corp.* (Specialty Retail)	126	5,815
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	84	462
The Pennant Group, Inc.* (Health Care Providers & Services)	109	1,213
The RMR Group, Inc. - Class A (Real Estate Management & Development)	59	1,447
The Shyft Group, Inc. (Machinery)	132	1,976
The Simply Good Foods Co.* (Food Products)	348	12,013
The St Joe Co. (Real Estate Management & Development)	132	7,171
The Vita Coco Co., Inc.* (Beverages)	109	2,838
The York Water Co. (Water Utilities)	55	2,062
Theravance Biopharma, Inc.* (Pharmaceuticals)	216	1,864
Thermon Group Holdings, Inc.* (Electrical Equipment)	128	3,516
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	77	207
Third Coast Bancshares, Inc.* (Banks)	49	838
Third Harmonic Bio, Inc.* (Pharmaceuticals)	75	479
Thorne HealthTech, Inc.* (Personal Care Products)	54	550
Thoughtworks Holding, Inc.* (IT Services)	355	1,448
ThredUp, Inc.*(a) - Class A (Specialty Retail)	275	1,103
Thryv Holdings, Inc.* (Media)	119	2,234
Tidewater, Inc.* (Energy Equipment & Services)	182	12,935

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Tile Shop Holdings, Inc.* (Specialty Retail)	110	$604
Tilly's, Inc.* - Class A (Specialty Retail)	86	698
Timberland Bancorp, Inc. (Banks)	29	786
TimkenSteel Corp.* (Metals & Mining)	167	3,627
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	468	480
Tiptree, Inc. (Insurance)	92	1,542
Titan International, Inc.* (Machinery)	201	2,699
Titan Machinery, Inc.* (Trading Companies & Distributors)	79	2,100
Tompkins Financial Corp. (Banks)	53	2,596
Topgolf Callaway Brands Corp.* (Leisure Products)	551	7,625
Torrid Holdings, Inc.* (Specialty Retail)	46	102
Towne Bank (Banks)	269	6,168
Townsquare Media, Inc. - Class A (Media)	45	392
TPG RE Finance Trust, Inc. (Mortgage REITs)	265	1,783
TPI Composites, Inc.* (Electrical Equipment)	158	419
Traeger, Inc.* (Household Durables)	136	371
Transcat, Inc.* (Trading Companies & Distributors)	28	2,743
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	7	214
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	121	6,625
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	108	240
Travere Therapeutics, Inc.* (Biotechnology)	279	2,494
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	173	2,268
Tredegar Corp. (Metals & Mining)	101	546
TreeHouse Foods, Inc.* (Food Products)	197	8,585
Trevi Therapeutics, Inc.* (Pharmaceuticals)	159	347
Tri Pointe Homes, Inc.* (Household Durables)	380	10,393
TriCo Bancshares (Banks)	119	3,812
TriMas Corp. (Containers & Packaging)	159	3,937
TriNet Group, Inc.* (Professional Services)	144	16,773
Trinity Industries, Inc. (Machinery)	311	7,573
Trinseo PLC (Chemicals)	134	1,095
Triumph Financial, Inc.* (Banks)	85	5,507
Triumph Group, Inc.* (Aerospace & Defense)	247	1,892
Tronox Holdings PLC (Chemicals)	449	6,035
TrueBlue, Inc.* (Professional Services)	116	1,702
TrueCar, Inc.* (Interactive Media & Services)	338	700
Trupanion, Inc.*(a) (Insurance)	152	4,286
TrustCo Bank Corp. (Banks)	71	1,938
Trustmark Corp. (Banks)	233	5,063
TTEC Holdings, Inc. (Professional Services)	74	1,940
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	392	5,049
Tucows, Inc.* - Class A (IT Services)	38	776
Turning Point Brands, Inc. (Tobacco)	66	1,524
Turnstone Biologics Corp.* (Biotechnology)	25	99
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	60	545
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	641	1,000
Tutor Perini Corp.* (Construction & Engineering)	163	1,276
Twist Bioscience Corp.* (Biotechnology)	218	4,417
Two Harbors Investment Corp. (Mortgage REITs)	373	4,939
Tyra Biosciences, Inc.* (Biotechnology)	54	744
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	56	5,137
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	289	4,058
Udemy, Inc.* (Diversified Consumer Services)	329	3,126
UFP Industries, Inc. (Building Products)	230	23,552
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	27	4,359
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	170	5,044
UMB Financial Corp. (Banks)	170	10,549
UMH Properties, Inc. (Residential REITs)	214	3,000
UniFirst Corp. (Commercial Services & Supplies)	57	9,291
Unisys Corp.* (IT Services)	255	880
United Bankshares, Inc. (Banks)	501	13,823
United Community Banks, Inc. (Banks)	443	11,257
United Fire Group, Inc. (Insurance)	81	1,600
United Homes Group, Inc.* (Household Durables)	21	118
United Insurance Holdings Corp.* (Insurance)	75	552
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	224	3,167
United States Lime & Minerals, Inc. (Construction Materials)	8	1,608
Uniti Group, Inc. (Specialized REITs)	913	4,309
Unitil Corp. (Multi-Utilities)	61	2,605
Unity Bancorp, Inc. (Banks)	28	656
Universal Corp. (Tobacco)	92	4,343
Universal Health Realty Income Trust (Health Care REITs)	49	1,981
Universal Insurance Holdings, Inc. (Insurance)	97	1,360
Universal Logistics Holdings, Inc. (Ground Transportation)	26	655
Universal Technical Institute, Inc.* (Diversified Consumer Services)	126	1,056
Univest Financial Corp. (Banks)	111	1,929
Upbound Group, Inc. (Specialty Retail)	211	6,214
Upstart Holdings, Inc.*(a) (Consumer Finance)	276	7,876
Upwork, Inc.* (Professional Services)	474	5,385
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,409	7,256
Urban Edge Properties (Retail REITs)	440	6,714
Urban One, Inc.* (Media)	35	176
Urban One, Inc.* (Media)	44	221
Urban Outfitters, Inc.* (Specialty Retail)	245	8,009
UroGen Pharma, Ltd.* (Biotechnology)	75	1,051
USANA Health Sciences, Inc.* (Personal Care Products)	44	2,579
USCB Financial Holdings, Inc.* (Banks)	40	420

:: ProFund VP Small-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	$1,118
Utz Brands, Inc. (Food Products)	276	3,707
V2X, Inc.* (Aerospace & Defense)	44	2,273
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	413	1,813
Valaris, Ltd.* (Energy Equipment & Services)	235	17,620
Valhi, Inc. (Chemicals)	9	119
Valley National Bancorp (Banks)	1,654	14,157
Value Line, Inc. (Capital Markets)	3	131
Vanda Pharmaceuticals, Inc.* (Biotechnology)	216	933
Varex Imaging Corp.* (Health Care Equipment & Supplies)	149	2,800
Varonis Systems, Inc.* (Software)	416	12,705
Vaxcyte, Inc.* (Biotechnology)	359	18,301
Vaxxinity, Inc.* - Class A (Biotechnology)	163	223
Vector Group, Ltd. (Tobacco)	557	5,926
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	195	5,481
Velo3D, Inc.*(a) (Machinery)	341	532
Velocity Financial, Inc.* (Financial Services)	34	384
Ventyx Biosciences, Inc.* (Pharmaceuticals)	179	6,217
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	100	661
Vera Therapeutics, Inc.* (Biotechnology)	129	1,769
Veracyte, Inc.* (Biotechnology)	279	6,230
Veradigm, Inc.* (Health Care Technology)	413	5,427
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	16	60
Vericel Corp.* (Biotechnology)	182	6,101
Verint Systems, Inc.* (Software)	239	5,495
Veris Residential, Inc. (Residential REITs)	303	5,000
Veritex Holdings, Inc. (Banks)	201	3,608
Veritiv Corp. (Trading Companies & Distributors)	50	8,445
Veritone, Inc.* (Software)	100	258
Verra Mobility Corp.* (Professional Services)	535	10,005
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	80	311
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	250	1,113
Verve Therapeutics, Inc.* (Biotechnology)	194	2,572
Viad Corp.* (Commercial Services & Supplies)	78	2,044
Viant Technology, Inc.* - Class A (Software)	55	308
Viavi Solutions, Inc.* (Communications Equipment)	848	7,751
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	268	158
Vicor Corp.* (Electrical Equipment)	85	5,006
Victory Capital Holdings, Inc. - Class A (Capital Markets)	104	3,467
Viemed Healthcare, Inc.* (Health Care Providers & Services)	131	882
Vigil Neuroscience, Inc.* (Biotechnology)	62	334
Viking Therapeutics, Inc.* (Biotechnology)	368	4,074
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	34	770
Vimeo, Inc.* (Interactive Media & Services)	583	2,064
Vir Biotechnology, Inc.* (Biotechnology)	321	3,008
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	967	1,741
Virginia National Bankshares Corp. (Banks)	18	546
Viridian Therapeutics, Inc.* (Biotechnology)	162	2,485
Virtus Investment Partners, Inc. (Capital Markets)	27	5,454
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	494	12,212
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	47	1,578
Vista Outdoor, Inc.* (Leisure Products)	221	7,319
Visteon Corp.* (Automobile Components)	108	14,912
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	65	3,602
Vital Farms, Inc.* (Food Products)	117	1,355
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	96	2,197
Vivid Seats, Inc.* - Class A (Entertainment)	94	603
Vizio Holding Corp.* - Class A (Household Durables)	290	1,569
Vor BioPharma, Inc.* (Biotechnology)	144	305
VOXX International Corp.* (Household Durables)	45	359
Voyager Therapeutics, Inc.* (Biotechnology)	122	946
VSE Corp. (Commercial Services & Supplies)	49	2,472
Vuzix Corp.* (Household Durables)	226	820
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	377	1,651
Wabash National Corp. (Machinery)	182	3,844
Waldencast PLC*(a) - Class A (Personal Care Products)	138	1,300
Walker & Dunlop, Inc. (Financial Services)	122	9,057
Warby Parker, Inc.* - Class A (Specialty Retail)	325	4,277
Warrior Met Coal, Inc. (Metals & Mining)	198	10,114
Washington Federal, Inc. (Banks)	251	6,431
Washington Trust Bancorp, Inc. (Banks)	65	1,711
Waterstone Financial, Inc. (Financial Services)	71	777
Watts Water Technologies, Inc. - Class A (Machinery)	105	18,146
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	226	1,300
WD-40 Co. (Household Products)	52	10,569
Weatherford International PLC* (Energy Equipment & Services)	273	24,660
Weave Communications, Inc.* (Software)	126	1,027
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	63	3,969
Werner Enterprises, Inc. (Ground Transportation)	243	9,465
WesBanco, Inc. (Banks)	221	5,397
West Bancorp, Inc. (Banks)	62	1,011
Westamerica Bancorp (Banks)	99	4,282
Westrock Coffee Co.* (Food Products)	109	966
Weyco Group, Inc. (Distributors)	23	583
Whitestone REIT (Retail REITs)	186	1,791

September 30, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
WideOpenWest, Inc.* (Media)	194	$1,484
Willdan Group, Inc.* (Professional Services)	47	960
Willis Lease Finance Corp.* (Trading Companies & Distributors)	12	508
Winmark Corp. (Specialty Retail)	11	4,104
Winnebago Industries, Inc. (Automobile Components)	112	6,658
WisdomTree, Inc. (Capital Markets)	529	3,703
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	298	2,402
Workhorse Group, Inc.* (Automobile Components)	672	278
Workiva, Inc.* (Software)	187	18,950
World Acceptance Corp.* (Consumer Finance)	16	2,033
World Kinect Corp. (Oil, Gas & Consumable Fuels)	236	5,293
Worthington Industries, Inc. (Metals & Mining)	118	7,295
WSFS Financial Corp. (Banks)	235	8,578
WW International, Inc.* (Diversified Consumer Services)	209	2,314
X4 Pharmaceuticals, Inc.* (Biotechnology)	471	513
Xencor, Inc.* (Biotechnology)	222	4,473
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	421	4,959
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	509	947
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	440	6,904
XOMA Corp.* (Biotechnology)	28	395
Xometry, Inc.* - Class A (Trading Companies & Distributors)	130	2,207
XPEL, Inc.* (Automobile Components)	87	6,709
Xperi, Inc.* (Software)	163	1,607
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	95	1,473
Yelp, Inc.* (Interactive Media & Services)	258	10,729
Yext, Inc.* (Software)	410	2,595
Y-mAbs Therapeutics, Inc.* (Biotechnology)	141	768
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	223	4,473
Zeta Global Holdings Corp.* - Class A (Software)	527	4,400
Zevia PBC* - Class A (Beverages)	95	211
Zevra Therapeutics, Inc.* (Pharmaceuticals)	130	627
Ziff Davis, Inc.* (Interactive Media & Services)	180	11,463
Zimvie, Inc.* (Health Care Equipment & Supplies)	99	932
ZipRecruiter, Inc.* (Interactive Media & Services)	263	3,153
Zumiez, Inc.* (Specialty Retail)	61	1,086
Zuora, Inc.* - Class A (Software)	497	4,095
Zura Bio, Ltd.* (Biotechnology)	45	297
Zurn Elkay Water Solutions Corp. (Building Products)	567	15,887
Zymeworks, Inc.* (Biotechnology)	204	1,293
Zynex, Inc.* (Health Care Equipment & Supplies)	75	600
TOTAL COMMON STOCKS
(Cost $8,021,624)		8,594,964

Right (0.0%)

Chinook Therapeutics CVR*+(b) (Biotechnology)	222	–
TOTAL RIGHT
(Cost $–)		–

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (17.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $1,843,347	$1,841,000	$1,841,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,841,000)		1,841,000

Collateral for Securities Loaned(e) (1.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(f)	187,069	$187,069
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $187,069)		187,069
TOTAL INVESTMENT SECURITIES
(Cost $10,049,693) - 101.8%		10,623,033
Net other assets (liabilities) - (1.8)%		(189,091)
NET ASSETS - 100.0%		$10,433,942

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $181,740.
(b)	On August 11, 2023, Novartis AG completed its acquisition of Chinook Therapeutics, Inc. As part of the acquisition, shareholders of Chinook Therapeutics, Inc. are entitled to a CVR per share of Chinook Therapeutics, Inc. held. The CVR has a potential cash payment of up to $4 upon completion of specific regulatory approvals for Atrasentan. Atrasentan is in late-stage clinical development to treat Immunoglobulin A Nephropathy (IgAN) and in early-stage development to treat other rare kidney diseases. Of the $4 potential cash payment, $2 is related to regulatory approvals for IgAN and $2 of is related to regulatory approvals for focal segmental glomerulosclerosis.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $443,000.

:: ProFund VP Small-Cap :: September 30, 2023

(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	12/18/23	$359,720	$(19,403)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/23	5.73%	$51,768	$34
Russell 2000 Index	UBS AG	10/27/23	5.33%	1,463,782	5,576
				$1,515,550	$5,610

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Small-Cap ::

ProFund VP Small-Cap invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$76,684	0.7%
Air Freight & Logistics	21,598	0.2%
Automobile Components	141,633	1.4%
Automobiles	291	NM
Banks	728,589	7.0%
Beverages	35,220	0.3%
Biotechnology	568,186	5.5%
Broadline Retail	7,123	0.1%
Building Products	160,269	1.5%
Capital Markets	122,164	1.2%
Chemicals	164,687	1.5%
Commercial Services & Supplies	139,916	1.3%
Communications Equipment	59,964	0.6%
Construction & Engineering	139,761	1.3%
Construction Materials	26,466	0.3%
Consumer Finance	69,285	0.7%
Consumer Staples Distribution & Retail	49,509	0.5%
Containers & Packaging	26,093	0.3%
Distributors	1,601	NM
Diversified Consumer Services	100,129	1.0%
Diversified REITs	52,907	0.5%
Diversified Telecommunication Services	35,830	0.3%
Electric Utilities	64,110	0.6%
Electrical Equipment	131,857	1.3%
Electronic Equipment, Instruments & Components	238,644	2.3%
Energy Equipment & Services	259,494	2.5%
Entertainment	36,993	0.4%
Financial Services	199,229	1.9%
Food Products	103,613	1.0%
Gas Utilities	83,660	0.9%
Ground Transportation	40,212	0.4%
Health Care Equipment & Supplies	263,521	2.5%
Health Care Providers & Services	229,323	2.2%
Health Care REITs	53,382	0.5%
Health Care Technology	45,714	0.4%
Hotel & Resort REITs	72,997	0.7%
Hotels, Restaurants & Leisure	190,971	1.7%
Household Durables	174,320	1.7%
Household Products	28,240	0.3%
Independent Power and Renewable Electricity Producers	21,995	0.2%
Industrial Conglomerates	1,808	NM
Industrial REITs	39,210	0.4%
Insurance	160,474	1.5%
Interactive Media & Services	60,610	0.7%
IT Services	39,442	0.4%
Leisure Products	37,446	0.4%
Life Sciences Tools & Services	28,482	0.3%
Machinery	318,332	3.2%
Marine Transportation	24,147	0.2%
Media	57,142	0.5%
Metals & Mining	154,256	1.4%
Mortgage REITs	106,772	1.0%
Multi-Utilities	35,963	0.3%
Office REITs	62,721	0.6%
Oil, Gas & Consumable Fuels	480,070	4.6%
Paper & Forest Products	8,766	0.1%
Passenger Airlines	36,050	0.3%
Personal Care Products	79,809	0.8%
Pharmaceuticals	144,538	1.4%
Professional Services	211,318	2.0%
Real Estate Management & Development	63,364	0.6%
Residential REITs	35,914	0.3%
Retail REITs	103,064	1.0%
Semiconductors & Semiconductor Equipment	266,719	2.6%
Software	463,984	4.3%
Specialized REITs	37,836	0.4%
Specialty Retail	216,739	2.0%
Technology Hardware, Storage & Peripherals	73,700	0.7%
Textiles, Apparel & Luxury Goods	39,202	0.4%
Tobacco	11,885	0.1%
Trading Companies & Distributors	174,013	1.7%
Water Utilities	40,234	0.4%
Wireless Telecommunication Services	14,774	0.1%
Other**	1,838,978	17.6%
Total	$10,433,942	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value

A10 Networks, Inc. (Software)	1,922	$28,888
AAON, Inc. (Building Products)	1,870	106,346
Academy Sports & Outdoors, Inc. (Specialty Retail)	993	46,939
AdaptHealth Corp.* (Health Care Providers & Services)	2,252	20,493
Addus HomeCare Corp.* (Health Care Providers & Services)	447	38,080
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,146	49,106
ADTRAN Holdings, Inc. (Communications Equipment)	1,347	11,086
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,038	107,039
AeroVironment, Inc.* (Aerospace & Defense)	723	80,636
Agiliti, Inc.* (Health Care Providers & Services)	433	2,810
Agilysys, Inc.* (Software)	561	37,116
Alamo Group, Inc. (Machinery)	209	36,128
Alarm.com Holdings, Inc.* (Software)	1,377	84,190
Albany International Corp. (Machinery)	860	74,201
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	618	18,441
American Equity Investment Life Holding Co. (Insurance)	888	47,632
American States Water Co. (Water Utilities)	703	55,311
American Vanguard Corp. (Chemicals)	751	8,208
Ameris Bancorp (Banks)	1,093	41,960
AMERISAFE, Inc. (Insurance)	291	14,570
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,047	89,183
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,051	48,335
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	230	13,354
Apogee Enterprises, Inc. (Building Products)	347	16,337
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,055	31,524
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,067	164,969
Arcosa, Inc. (Construction & Engineering)	888	63,847
Arcus Biosciences, Inc.* (Biotechnology)	1,480	26,566
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,297	13,359
Armada Hoffler Properties, Inc. (Diversified REITs)	1,217	12,462
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	6,297	26,762
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	945	35,362
Asbury Automotive Group, Inc.* (Specialty Retail)	256	58,898
Assured Guaranty, Ltd. (Insurance)	783	47,387
ATI, Inc.* (Metals & Mining)	2,199	90,488
Atlantic Union Bankshares Corp. (Banks)	807	23,225
ATN International, Inc. (Diversified Telecommunication Services)	293	9,247
Avantax, Inc.* (Capital Markets)	1,016	25,989
Avid Bioservices, Inc.* (Biotechnology)	1,191	11,243
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	553	14,859
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	906	147,723
Axos Financial, Inc.* (Banks)	781	29,569
B Riley Financial, Inc.(a) (Capital Markets)	225	9,223
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	809	116,391
Balchem Corp. (Chemicals)	890	110,395
BancFirst Corp. (Banks)	400	34,692
Bank of Hawaii Corp.(a) (Banks)	560	27,826
Banner Corp. (Banks)	948	40,176
Berkshire Hills Bancorp, Inc. (Banks)	704	14,115
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	947	13,078
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,395	34,303
Boise Cascade Co. (Trading Companies & Distributors)	1,092	112,520
Boot Barn Holdings, Inc.* (Specialty Retail)	506	41,082
Brady Corp. - Class A (Commercial Services & Supplies)	824	45,255
Brightsphere Investment Group, Inc. (Capital Markets)	463	8,978
California Resources Corp. (Oil, Gas & Consumable Fuels)	519	29,069
California Water Service Group (Water Utilities)	988	46,742
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	771	30,162
Cal-Maine Foods, Inc. (Food Products)	1,121	54,279
CareTrust REIT, Inc. (Health Care REITs)	1,702	34,891
Cargurus, Inc.* (Interactive Media & Services)	1,197	20,971
Cars.com, Inc.* (Interactive Media & Services)	1,704	28,730
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,763	32,299
Cathay General Bancorp (Banks)	1,022	35,525
Cavco Industries, Inc.* (Household Durables)	224	59,508
Central Garden & Pet Co.* (Household Products)	125	5,518
Central Garden & Pet Co.* - Class A (Household Products)	544	21,809
Certara, Inc.* (Health Care Technology)	1,712	24,892
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	397	7,698
Chesapeake Utilities Corp. (Gas Utilities)	330	32,258
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	269	9,571
City Holding Co. (Banks)	414	37,405
Clearfield, Inc.* (Communications Equipment)	357	10,232
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	707	43,763
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	866	29,825
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	958	21,411

:: ProFund VP Small-Cap Growth :: September 30, 2023

Common Stocks, continued

	Shares	Value

Comfort Systems USA, Inc. (Construction & Engineering)	988	$168,365
Community Bank System, Inc. (Banks)	842	35,541
Community Healthcare Trust, Inc. (Health Care REITs)	409	12,147
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	2,535	27,961
CONMED Corp. (Health Care Equipment & Supplies)	416	41,954
Consensus Cloud Solutions, Inc.* (Software)	342	8,612
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	794	83,299
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,490	67,840
Core Laboratories, Inc. (Energy Equipment & Services)	618	14,838
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	667	9,692
CorVel Corp.* (Health Care Providers & Services)	163	32,054
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	929	23,030
CSG Systems International, Inc. (Professional Services)	839	42,890
CTS Corp. (Electronic Equipment, Instruments & Components)	865	36,105
Customers Bancorp, Inc.* (Banks)	389	13,401
CVB Financial Corp. (Banks)	3,652	60,514
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	442	15,041
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,205	6,652
Cytokinetics, Inc.* (Biotechnology)	2,649	78,039
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	531	19,684
Digi International, Inc.* (Communications Equipment)	994	26,838
Digital Turbine, Inc.* (Software)	1,597	9,662
Dime Community Bancshares, Inc. (Banks)	963	19,221
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	258	12,758
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,262	99,496
Donnelley Financial Solutions, Inc.* (Capital Markets)	343	19,304
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	936	26,891
Dorman Products, Inc. (Automobile Components)	782	59,244
DoubleVerify Holdings, Inc.* (Software)	3,465	96,846
Dril-Quip, Inc.* (Energy Equipment & Services)	501	14,113
Dycom Industries, Inc.* (Construction & Engineering)	551	49,039
Dynavax Technologies Corp.* (Biotechnology)	3,553	52,478
Edgewell Personal Care Co. (Personal Care Products)	674	24,911
elf Beauty, Inc.* (Personal Care Products)	1,503	165,074
Embecta Corp. (Health Care Equipment & Supplies)	743	11,182
Employers Holdings, Inc. (Insurance)	366	14,622

Encore Wire Corp. (Electrical Equipment)	464	84,662
Enerpac Tool Group Corp. (Machinery)	1,022	27,011
EnPro Industries, Inc. (Machinery)	577	69,927
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	356	22,613
ESCO Technologies, Inc. (Machinery)	484	50,549
Ethan Allen Interiors, Inc. (Household Durables)	631	18,867
EVERTEC, Inc. (Financial Services)	1,158	43,054
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	572	9,289
Extreme Networks, Inc.* (Communications Equipment)	3,525	85,340
Fabrinet* (Electronic Equipment, Instruments & Components)	1,002	166,952
FB Financial Corp. (Banks)	484	13,726
Federal Signal Corp. (Machinery)	1,684	100,584
First Bancorp (Banks)	4,919	66,210
First Bancorp (Banks)	679	19,107
First Commonwealth Financial Corp. (Banks)	1,553	18,962
First Financial Bancorp (Banks)	1,445	28,322
First Hawaiian, Inc. (Banks)	1,831	33,050
Forward Air Corp. (Air Freight & Logistics)	708	48,668
Four Corners Property Trust, Inc. (Specialized REITs)	1,675	37,168
Franklin Electric Co., Inc. (Machinery)	1,097	97,885
Frontdoor, Inc.* (Diversified Consumer Services)	1,153	35,270
Fulgent Genetics, Inc.* (Health Care Providers & Services)	253	6,765
Fulton Financial Corp. (Banks)	2,217	26,848
Gentherm, Inc.* (Automobile Components)	556	30,169
Getty Realty Corp. (Retail REITs)	811	22,489
Glaukos Corp.* (Health Care Equipment & Supplies)	900	67,725
Gogo, Inc.* (Wireless Telecommunication Services)	1,108	13,218
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	364	12,442
Goosehead Insurance, Inc.* - Class A (Insurance)	375	27,949
Green Brick Partners, Inc.* (Household Durables)	700	29,057
Griffon Corp. (Building Products)	1,129	44,787
H.B. Fuller Co. (Chemicals)	952	65,317
Hanmi Financial Corp. (Banks)	841	13,649
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a) (Mortgage REITs)	1,182	25,058
Harmonic, Inc.* (Communications Equipment)	3,088	29,737
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	928	30,411
Haverty Furniture Cos., Inc. (Specialty Retail)	190	5,468
Hawkins, Inc. (Chemicals)	530	31,191
Haynes International, Inc. (Metals & Mining)	236	10,979
HealthStream, Inc. (Health Care Technology)	428	9,236
Heartland Express, Inc. (Ground Transportation)	820	12,046

September 30, 2023 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value

Helmerich & Payne, Inc. (Energy Equipment & Services)	1,591	$67,077
Heritage Financial Corp. (Banks)	966	15,755
Hibbett, Inc. (Specialty Retail)	187	8,884
Hillenbrand, Inc. (Machinery)	1,930	81,658
Hostess Brands, Inc.* (Food Products)	3,668	122,181
Hub Group, Inc.* - Class A (Air Freight & Logistics)	390	30,631
Independent Bank Corp. (Banks)	635	31,172
Ingevity Corp.* (Chemicals)	930	44,277
Innospec, Inc. (Chemicals)	685	70,007
Innovative Industrial Properties, Inc. (Industrial REITs)	774	58,561
Innoviva, Inc.* (Pharmaceuticals)	1,579	20,511
Installed Building Products, Inc. (Household Durables)	429	53,578
Insteel Industries, Inc. (Building Products)	247	8,018
Inter Parfums, Inc. (Personal Care Products)	494	66,364
InterDigital, Inc. (Software)	729	58,495
Invesco Mortgage Capital, Inc. (Mortgage REITs)	552	5,526
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,385	22,968
iTeos Therapeutics, Inc.* (Biotechnology)	730	7,994
J & J Snack Foods Corp. (Food Products)	426	69,715
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	556	38,396
Jackson Financial, Inc. - Class A (Financial Services)	1,025	39,176
John B Sanfilippo & Son, Inc. (Food Products)	151	14,919
Kaiser Aluminum Corp. (Metals & Mining)	441	33,190
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,179	17,378
Korn Ferry (Professional Services)	708	33,588
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,560	75,863
Lakeland Financial Corp. (Banks)	701	33,269
LCI Industries (Automobile Components)	348	40,862
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	376	20,484
Leslie's, Inc.* (Specialty Retail)	3,298	18,667
Liberty Energy, Inc. (Energy Equipment & Services)	1,283	23,761
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	243	14,561
Lindsay Corp. (Machinery)	304	35,775
Liquidity Services, Inc.* (Commercial Services & Supplies)	339	5,973
Livent Corp.* (Chemicals)	4,959	91,295
LiveRamp Holdings, Inc.* (Software)	1,005	28,984
LTC Properties, Inc. (Health Care REITs)	743	23,873
Madison Square Garden Sports Corp. (Entertainment)	348	61,353
Marcus & Millichap, Inc. (Real Estate Management & Development)	659	19,335
Marten Transport, Ltd. (Ground Transportation)	1,594	31,418
Materion Corp. (Metals & Mining)	326	33,223
Matson, Inc. (Marine Transportation)	975	86,502
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	2,033	45,234
Medifast, Inc. (Personal Care Products)	302	22,605
Mercer International, Inc. (Paper & Forest Products)	519	4,453
Mercury Systems, Inc.* (Aerospace & Defense)	820	30,414
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,591	109,812
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	88	9,246
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	516	11,791
MGP Ingredients, Inc. (Beverages)	431	45,462
Middlesex Water Co. (Water Utilities)	314	20,803
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,272	7,009
Moelis & Co. - Class A (Capital Markets)	901	40,662
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	369	22,915
Moog, Inc. - Class A (Aerospace & Defense)	484	54,673
Mr. Cooper Group, Inc.* (Financial Services)	1,845	98,818
Mueller Industries, Inc. (Machinery)	1,568	117,850
Myers Industries, Inc. (Containers & Packaging)	1,016	18,217
MYR Group, Inc.* (Construction & Engineering)	231	31,130
N-able, Inc.* (Software)	1,300	16,770
Nabors Industries, Ltd.* (Energy Equipment & Services)	169	20,811
National Bank Holdings Corp. - Class A (Banks)	686	20,415
National Beverage Corp.* (Beverages)	438	20,595
National Vision Holdings, Inc.* (Specialty Retail)	1,250	20,225
NBT Bancorp, Inc. (Banks)	1,302	41,260
NetScout Systems, Inc.* (Communications Equipment)	1,992	55,816
NexPoint Residential Trust, Inc. (Residential REITs)	335	10,780
NextGen Healthcare, Inc.* (Health Care Technology)	1,498	35,548
NMI Holdings, Inc.* - Class A (Financial Services)	1,157	31,343
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,310	92,931
Northfield Bancorp, Inc. (Banks)	587	5,547
Northwest Bancshares, Inc. (Banks)	1,824	18,660
Northwest Natural Holding Co. (Gas Utilities)	638	24,346
NV5 Global, Inc.* (Professional Services)	349	33,584
Oceaneering International, Inc.* (Energy Equipment & Services)	2,003	51,517
OFG Bancorp (Banks)	1,300	38,818
O-I Glass, Inc.* (Containers & Packaging)	1,967	32,908
OneSpan, Inc.* (Software)	485	5,214
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,354	172,663
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	218	25,733
Otter Tail Corp. (Electric Utilities)	701	53,220
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	285	27,397

:: ProFund VP Small-Cap Growth :: September 30, 2023

Common Stocks, continued

	Shares	Value

Pacira BioSciences, Inc.* (Pharmaceuticals)	1,280	$39,270
Palomar Holdings, Inc.* (Insurance)	682	34,612
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	406	27,697
Park National Corp. (Banks)	396	37,430
Pathward Financial, Inc. (Banks)	522	24,059
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,014	83,234
Payoneer Global, Inc.* (Financial Services)	3,047	18,648
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	842	27,281
Perdoceo Education Corp. (Diversified Consumer Services)	1,140	19,494
Perficient, Inc.* (IT Services)	549	31,765
PGT Innovations, Inc.* (Building Products)	1,610	44,678
Phillips Edison & Co., Inc. (Retail REITs)	1,394	46,755
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,723	34,822
Piper Sandler Cos. (Capital Markets)	415	60,304
Plexus Corp.* (Electronic Equipment, Instruments & Components)	758	70,479
Preferred Bank (Banks)	360	22,410
Premier, Inc. - Class A (Health Care Providers & Services)	854	18,361
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	957	54,731
Privia Health Group, Inc.* (Health Care Providers & Services)	2,817	64,791
Progress Software Corp. (Software)	1,196	62,886
Quaker Chemical Corp. (Chemicals)	382	61,120
Quanex Building Products Corp. (Building Products)	519	14,620
QuinStreet, Inc.* (Interactive Media & Services)	735	6,593
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,013	168,095
REGENXBIO, Inc.* (Biotechnology)	1,115	18,353
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	417	16,980
RPC, Inc. (Energy Equipment & Services)	2,346	20,973
S&T Bancorp, Inc. (Banks)	728	19,714
Sabre Corp.* (Hotels, Restaurants & Leisure)	3,481	15,630
Safety Insurance Group, Inc. (Insurance)	233	15,888
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	727	39,462
Saul Centers, Inc. (Retail REITs)	204	7,195
Schrodinger, Inc.* (Health Care Technology)	664	18,771
Seacoast Banking Corp. of Florida (Banks)	1,268	27,845
ServisFirst Bancshares, Inc. (Banks)	1,352	70,535
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	550	31,939
Shutterstock, Inc. (Interactive Media & Services)	321	12,214
Simulations Plus, Inc. (Health Care Technology)	296	12,343
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	255	29,134
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	850	19,984
SJW Group (Water Utilities)	797	47,908
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,276	129,893
Southside Bancshares, Inc. (Banks)	465	13,346
SPS Commerce, Inc.* (Software)	1,012	172,656
SPX Technologies, Inc.* (Machinery)	779	63,411
STAAR Surgical Co.* (Health Care Equipment & Supplies)	910	36,564
Standex International Corp. (Machinery)	224	32,635
Stellar Bancorp, Inc. (Banks)	1,293	27,567
Stepan Co. (Chemicals)	381	28,564
StoneX Group, Inc.* (Capital Markets)	494	47,878
Strategic Education, Inc. (Diversified Consumer Services)	346	26,037
Stride, Inc.* (Diversified Consumer Services)	1,116	50,253
Sturm Ruger & Co., Inc. (Leisure Products)	300	15,636
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,113	16,517
SunPower Corp.*(a) (Electrical Equipment)	1,325	8,175
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,507	41,548
Sylvamo Corp. (Paper & Forest Products)	561	24,650
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,497	24,611
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,077	22,369
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,597	36,092
TechTarget, Inc.* (Media)	698	21,191
The Andersons, Inc. (Consumer Staples Distribution & Retail)	382	19,676
The Bancorp, Inc.* (Banks)	1,498	51,681
The Buckle, Inc. (Specialty Retail)	568	18,966
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	603	12,772
The Ensign Group, Inc. (Health Care Providers & Services)	1,551	144,134
The Simply Good Foods Co.* (Food Products)	2,500	86,300
The St Joe Co. (Real Estate Management & Development)	983	53,407
TimkenSteel Corp.* (Metals & Mining)	458	9,948
Titan International, Inc.* (Machinery)	1,417	19,030
Tompkins Financial Corp. (Banks)	222	10,876
Tootsie Roll Industries, Inc. (Food Products)	481	14,363
TreeHouse Foods, Inc.* (Food Products)	666	29,024
Trinity Industries, Inc. (Machinery)	1,333	32,459
Triumph Financial, Inc.* (Banks)	364	23,584
Trupanion, Inc.*(a) (Insurance)	983	27,721
TrustCo Bank Corp. (Banks)	346	9,442
Trustmark Corp. (Banks)	1,162	25,250
TTEC Holdings, Inc. (Professional Services)	262	6,870
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	253	23,208
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,235	17,339
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	194	31,321
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	678	20,116

September 30, 2023 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value

UniFirst Corp. (Commercial Services & Supplies)	246	$40,100
United Community Banks, Inc. (Banks)	2,131	54,149
Uniti Group, Inc. (Specialized REITs)	2,962	13,981
Unitil Corp. (Multi-Utilities)	444	18,963
Universal Health Realty Income Trust (Health Care REITs)	229	9,258
Urban Edge Properties (Retail REITs)	1,654	25,240
Vector Group, Ltd. (Tobacco)	1,607	17,098
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,556	43,739
Veradigm, Inc.* (Health Care Technology)	3,014	39,605
Vericel Corp.* (Biotechnology)	750	25,140
Veris Residential, Inc. (Residential REITs)	1,237	20,411
Veritex Holdings, Inc. (Banks)	733	13,157
Verra Mobility Corp.* (Professional Services)	4,683	87,571
Viavi Solutions, Inc.* (Communications Equipment)	3,192	29,175
Vir Biotechnology, Inc.* (Biotechnology)	2,368	22,188
Virtus Investment Partners, Inc. (Capital Markets)	97	19,593
Vista Outdoor, Inc.* (Leisure Products)	720	23,846
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	461	25,549
Wabash National Corp. (Machinery)	752	15,882
Warrior Met Coal, Inc. (Metals & Mining)	803	41,017
Washington Federal, Inc. (Banks)	947	24,262
WD-40 Co. (Household Products)	243	49,387
Westamerica Bancorp (Banks)	735	31,789
Winnebago Industries, Inc. (Automobile Components)	383	22,769
WisdomTree, Inc. (Capital Markets)	1,763	12,341
Xencor, Inc.* (Biotechnology)	1,673	33,711
XPEL, Inc.* (Automobile Components)	587	45,264
Yelp, Inc.* (Interactive Media & Services)	1,099	45,708
TOTAL COMMON STOCKS
(Cost $9,983,307)		13,314,943

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value

Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $42,052	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS
(Cost $42,000)		42,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value

Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	134,455	$134,455
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $134,455)		134,455
TOTAL INVESTMENT SECURITIES
(Cost $10,159,762) - 101.2%		13,491,398
Net other assets (liabilities) - (1.2)%		(157,671)
NET ASSETS - 100.0%		$13,333,727

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $131,694.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
REIT	Real Estate Investment Trust

:: ProFund VP Small-Cap Growth :: September 30, 2023

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$165,723	1.2%
Air Freight & Logistics	79,299	0.6%
Automobile Components	198,308	1.5%
Banks	1,325,036	10.0%
Beverages	66,057	0.5%
Biotechnology	330,979	2.5%
Building Products	234,786	1.8%
Capital Markets	279,634	2.1%
Chemicals	510,374	3.9%
Commercial Services & Supplies	91,328	0.7%
Communications Equipment	248,224	1.9%
Construction & Engineering	312,381	2.4%
Consumer Staples Distribution & Retail	32,448	0.2%
Containers & Packaging	51,125	0.4%
Diversified Consumer Services	187,169	1.4%
Diversified REITs	12,462	0.1%
Diversified Telecommunication Services	53,010	0.4%
Electric Utilities	53,220	0.4%
Electrical Equipment	92,837	0.7%
Electronic Equipment, Instruments & Components	609,924	4.6%
Energy Equipment & Services	313,663	2.4%
Entertainment	61,353	0.5%
Financial Services	231,039	1.7%
Food Products	390,781	3.0%
Gas Utilities	56,604	0.4%
Ground Transportation	43,464	0.3%
Health Care Equipment & Supplies	350,657	2.6%
Health Care Providers & Services	462,909	3.5%
Health Care REITs	80,169	0.6%
Health Care Technology	140,395	1.1%
Hotel & Resort REITs	31,524	0.2%
Hotels, Restaurants & Leisure	245,319	1.9%
Household Durables	161,010	1.2%
Household Products	76,714	0.6%
Industrial REITs	58,561	0.4%
Insurance	230,381	1.7%
Interactive Media & Services	114,216	0.8%
IT Services	31,765	0.2%
Leisure Products	39,482	0.3%
Life Sciences Tools & Services	19,730	0.1%
Machinery	854,985	6.5%
Marine Transportation	86,502	0.6%
Media	21,191	0.2%
Metals & Mining	218,845	1.6%
Mortgage REITs	57,346	0.4%
Multi-Utilities	18,963	0.1%
Oil, Gas & Consumable Fuels	502,387	3.7%
Paper & Forest Products	29,103	0.2%
Passenger Airlines	16,517	0.1%
Personal Care Products	278,954	2.1%
Pharmaceuticals	351,972	2.6%
Professional Services	204,503	1.5%
Real Estate Management & Development	99,409	0.8%
Residential REITs	31,191	0.2%
Retail REITs	137,771	1.1%
Semiconductors & Semiconductor Equipment	920,130	6.8%
Software	610,319	4.6%
Specialized REITs	51,149	0.4%
Specialty Retail	219,129	1.6%
Technology Hardware, Storage & Peripherals	24,551	0.2%
Textiles, Apparel & Luxury Goods	27,397	0.2%
Tobacco	17,098	0.1%
Trading Companies & Distributors	277,489	2.1%
Water Utilities	170,764	1.3%
Wireless Telecommunication Services	13,218	0.1%
Other**	18,784	0.1%
Total	$13,333,727	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Machinery)	4,059	$19,930
AAR Corp.* (Aerospace & Defense)	1,011	60,185
Abercrombie & Fitch Co.* (Specialty Retail)	1,523	85,852
ABM Industries, Inc. (Commercial Services & Supplies)	2,012	80,499
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,232	58,237
Acadia Realty Trust (Retail REITs)	2,896	41,558
Adeia, Inc. (Software)	3,246	34,666
ADTRAN Holdings, Inc. (Communications Equipment)	667	5,489
Advance Auto Parts, Inc. (Specialty Retail)	1,807	101,065
AdvanSix, Inc. (Chemicals)	828	25,734
Agiliti, Inc.* (Health Care Providers & Services)	586	3,803
Alamo Group, Inc. (Machinery)	85	14,693
Alexander & Baldwin, Inc. (Diversified REITs)	2,208	36,940
Allegiant Travel Co. (Passenger Airlines)	461	35,432
Ambac Financial Group, Inc.* (Insurance)	1,377	16,607
AMC Networks, Inc.* - Class A (Media)	924	10,885
American Assets Trust, Inc. (Diversified REITs)	1,477	28,728
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,560	25,846
American Eagle Outfitters, Inc. (Specialty Retail)	5,646	93,779
American Equity Investment Life Holding Co. (Insurance)	904	48,491
American States Water Co. (Water Utilities)	349	27,459
American Woodmark Corp.* (Building Products)	498	37,654
America's Car-Mart, Inc.* (Specialty Retail)	183	16,651
Ameris Bancorp (Banks)	770	29,560
AMERISAFE, Inc. (Insurance)	263	13,168
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	235	13,644
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	3,359	21,598
Apogee Enterprises, Inc. (Building Products)	288	13,559
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	3,955	40,064
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,279	39,457
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	4,207	64,536
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	5,673	86,116
ArcBest Corp. (Ground Transportation)	731	74,306
Archrock, Inc. (Energy Equipment & Services)	4,189	52,781
Arcosa, Inc. (Construction & Engineering)	504	36,238
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,429	14,719
Armada Hoffler Properties, Inc. (Diversified REITs)	723	7,404
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	1,041	38,954
Artivion, Inc.* (Health Care Equipment & Supplies)	1,185	17,965
Asbury Automotive Group, Inc.* (Specialty Retail)	345	79,374
Assured Guaranty, Ltd. (Insurance)	830	50,232
Astec Industries, Inc. (Machinery)	692	32,600
ATI, Inc.* (Metals & Mining)	1,486	61,148
Atlantic Union Bankshares Corp. (Banks)	1,392	40,062
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,426	28,834
Avid Bioservices, Inc.* (Biotechnology)	591	5,579
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	423	11,366
Avista Corp. (Multi-Utilities)	2,328	75,358
Axos Financial, Inc.* (Banks)	735	27,827
AZZ, Inc. (Building Products)	760	34,641
B Riley Financial, Inc.(a) (Capital Markets)	256	10,493
B&G Foods, Inc. (Food Products)	2,198	21,738
Banc of California, Inc. (Banks)	1,593	19,721
Bank of Hawaii Corp.(a) (Banks)	592	29,416
BankUnited, Inc. (Banks)	2,264	51,393
Barnes Group, Inc. (Machinery)	1,541	52,348
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,085	26,322
Berkshire Hills Bancorp, Inc. (Banks)	561	11,248
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	717	16,821
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	5,241	113,992
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,113	27,369
Boot Barn Holdings, Inc.* (Specialty Retail)	356	28,904
Brady Corp. - Class A (Commercial Services & Supplies)	489	26,856
Brandywine Realty Trust (Office REITs)	5,235	23,767
Bread Financial Holdings, Inc. (Consumer Finance)	1,528	52,258
Brightsphere Investment Group, Inc. (Capital Markets)	472	9,152
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,347	42,552
Bristow Group, Inc.* (Energy Equipment & Services)	729	20,536
Brookline Bancorp, Inc. (Banks)	2,696	24,561
Calavo Growers, Inc. (Food Products)	542	13,675
Caleres, Inc. (Specialty Retail)	1,037	29,824
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,400	78,414
California Water Service Group (Water Utilities)	667	31,556
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	849	33,213
Capitol Federal Financial, Inc. (Banks)	3,851	18,369
CareTrust REIT, Inc. (Health Care REITs)	1,149	23,555

:: ProFund VP Small-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value

Cargurus, Inc.* (Interactive Media & Services)	1,319	$23,109
Carpenter Technology Corp. (Metals & Mining)	1,476	99,201
Cathay General Bancorp (Banks)	1,081	37,576
Centerspace (Residential REITs)	455	27,418
Central Garden & Pet Co.* (Household Products)	151	6,665
Central Garden & Pet Co.* - Class A (Household Products)	649	26,018
Central Pacific Financial Corp. (Banks)	823	13,728
Century Aluminum Co.* (Metals & Mining)	1,572	11,303
Century Communities, Inc. (Household Durables)	867	57,898
Cerence, Inc.* (Software)	1,226	24,974
Certara, Inc.* (Health Care Technology)	1,367	19,876
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	281	5,449
Chatham Lodging Trust (Hotel & Resort REITs)	1,486	14,221
Chesapeake Utilities Corp. (Gas Utilities)	180	17,595
Chico's FAS, Inc.* (Specialty Retail)	3,753	28,072
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	252	8,966
Cinemark Holdings, Inc.* (Entertainment)	3,293	60,426
CIRCOR International, Inc.* (Machinery)	620	34,565
Clearwater Paper Corp.* (Paper & Forest Products)	509	18,451
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	543	33,612
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	492	16,944
Community Bank System, Inc. (Banks)	700	29,547
Community Health Systems, Inc. (Health Care Providers & Services)	3,869	11,220
Community Healthcare Trust, Inc. (Health Care REITs)	300	8,910
Compass Minerals International, Inc. (Metals & Mining)	1,027	28,705
CONMED Corp. (Health Care Equipment & Supplies)	477	48,105
Consensus Cloud Solutions, Inc.* (Software)	179	4,507
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,271	7,767
Core Laboratories, Inc. (Energy Equipment & Services)	738	17,719
CoreCivic, Inc.* (Commercial Services & Supplies)	3,455	38,869
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	577	8,384
CorVel Corp.* (Health Care Providers & Services)	96	18,878
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	674	45,292
Cushman & Wakefield PLC* (Real Estate Management & Development)	5,112	38,954
Customers Bancorp, Inc.* (Banks)	429	14,779
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	399	13,578
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,695	9,356
Dana, Inc. (Automobile Components)	3,907	57,315
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	460	17,052
Deluxe Corp. (Commercial Services & Supplies)	1,326	25,048
Designer Brands, Inc. - Class A (Specialty Retail)	1,497	18,952
DiamondRock Hospitality Co. (Hotel & Resort REITs)	6,375	51,191
Digital Turbine, Inc.* (Software)	988	5,977
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	189	9,346
DISH Network Corp.* - Class A (Media)	7,547	44,225
Donnelley Financial Solutions, Inc.* (Capital Markets)	379	21,330
Douglas Emmett, Inc. (Office REITs)	5,071	64,706
Dril-Quip, Inc.* (Energy Equipment & Services)	488	13,747
DXP Enterprises, Inc.* (Trading Companies & Distributors)	418	14,605
Dycom Industries, Inc.* (Construction & Engineering)	285	25,365
Eagle Bancorp, Inc. (Banks)	910	19,520
Easterly Government Properties, Inc. (Office REITs)	2,840	32,461
Ebix, Inc. (Software)	742	7,331
Edgewell Personal Care Co. (Personal Care Products)	804	29,716
Ellington Financial, Inc. (Mortgage REITs)	2,068	25,788
Elme Communities (Residential REITs)	2,671	36,433
Embecta Corp. (Health Care Equipment & Supplies)	924	13,906
Employers Holdings, Inc. (Insurance)	389	15,541
Encore Capital Group, Inc.* (Consumer Finance)	715	34,148
Energizer Holdings, Inc. (Household Products)	2,023	64,817
Enerpac Tool Group Corp. (Machinery)	581	15,356
Enhabit, Inc.* (Health Care Providers & Services)	1,523	17,134
Enova International, Inc.* (Consumer Finance)	935	47,563
Enviri Corp.* (Commercial Services & Supplies)	2,424	17,501
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	426	27,060
ESCO Technologies, Inc. (Machinery)	252	26,319
Essential Properties Realty Trust, Inc. (Diversified REITs)	4,746	102,655
EVERTEC, Inc. (Financial Services)	688	25,580
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	1,705	27,689
EZCORP, Inc.* - Class A (Consumer Finance)	1,583	13,060
FB Financial Corp. (Banks)	534	15,144
First Bancorp (Banks)	500	14,070
First Commonwealth Financial Corp. (Banks)	1,401	17,106
First Financial Bancorp (Banks)	1,302	25,519
First Hawaiian, Inc. (Banks)	1,864	33,645

September 30, 2023 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value

Foot Locker, Inc. (Specialty Retail)	2,485	$43,115
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,362	82,529
Forrester Research, Inc.* (Professional Services)	351	10,144
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,695	77,050
Four Corners Property Trust, Inc. (Specialized REITs)	910	20,193
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,500	33,100
Fresh Del Monte Produce, Inc. (Food Products)	1,025	26,486
Frontdoor, Inc.* (Diversified Consumer Services)	1,173	35,882
Fulgent Genetics, Inc.* (Health Care Providers & Services)	341	9,118
Fulton Financial Corp. (Banks)	2,544	30,808
Gentherm, Inc.* (Automobile Components)	392	21,270
Genworth Financial, Inc.* (Insurance)	14,084	82,532
Getty Realty Corp. (Retail REITs)	503	13,948
Gibraltar Industries, Inc.* (Building Products)	926	62,514
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,234	30,751
Glaukos Corp.* (Health Care Equipment & Supplies)	488	36,722
Global Net Lease, Inc. (Diversified REITs)	5,910	56,795
GMS, Inc.* (Trading Companies & Distributors)	1,240	79,323
Gogo, Inc.* (Wireless Telecommunication Services)	656	7,826
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	257	8,784
Goosehead Insurance, Inc.* - Class A (Insurance)	313	23,328
Granite Construction, Inc. (Construction & Engineering)	1,335	50,756
Green Dot Corp.* - Class A (Consumer Finance)	1,369	19,070
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,811	54,511
Group 1 Automotive, Inc. (Specialty Retail)	427	114,738
Guess?, Inc. (Specialty Retail)	831	17,983
H.B. Fuller Co. (Chemicals)	589	40,411
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	10,642	42,142
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a) (Mortgage REITs)	1,955	41,446
Haverty Furniture Cos., Inc. (Specialty Retail)	200	5,756
Hawaiian Holdings, Inc.* (Passenger Airlines)	1,570	9,938
Haynes International, Inc. (Metals & Mining)	128	5,955
Hayward Holdings, Inc.* (Building Products)	3,813	53,763
HCI Group, Inc. (Insurance)	184	9,989
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,257	23,541
HealthStream, Inc. (Health Care Technology)	266	5,740
Heartland Express, Inc. (Ground Transportation)	487	7,154
Heidrick & Struggles International, Inc. (Professional Services)	608	15,212
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,311	48,154
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,270	53,543
Hibbett, Inc. (Specialty Retail)	183	8,694
Highwoods Properties, Inc. (Office REITs)	3,215	66,261
Hilltop Holdings, Inc. (Banks)	1,406	39,874
HNI Corp. (Commercial Services & Supplies)	1,416	49,036
Hope Bancorp, Inc. (Banks)	3,651	32,311
Horace Mann Educators Corp. (Insurance)	1,243	36,519
Hub Group, Inc.* - Class A (Air Freight & Logistics)	526	41,312
Hudson Pacific Properties, Inc. (Office REITs)	3,857	25,649
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	890	27,554
Independent Bank Corp. (Banks)	645	31,663
Independent Bank Group, Inc. (Banks)	1,093	43,228
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	920	133,860
Installed Building Products, Inc. (Household Durables)	245	30,598
Insteel Industries, Inc. (Building Products)	319	10,355
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,013	79,449
Interface, Inc. (Commercial Services & Supplies)	1,767	17,334
Invesco Mortgage Capital, Inc. (Mortgage REITs)	746	7,467
iRobot Corp.* (Household Durables)	840	31,836
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,543	14,859
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,383	83,782
Jackson Financial, Inc. - Class A (Financial Services)	1,087	41,545
James River Group Holdings, Ltd. (Insurance)	1,144	17,560
JBG SMITH Properties (Office REITs)	2,863	41,399
JetBlue Airways Corp.* (Passenger Airlines)	10,136	46,626
John B Sanfilippo & Son, Inc. (Food Products)	106	10,473
John Bean Technologies Corp. (Machinery)	968	101,776
John Wiley & Sons, Inc. - Class A (Media)	1,294	48,098
Kaman Corp. (Aerospace & Defense)	858	16,860
Kelly Services, Inc. - Class A (Professional Services)	975	17,735
Kennametal, Inc. (Machinery)	2,424	60,309
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,308	34,020
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,765	20,951
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,772	41,053
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,520	66,743
Koppers Holdings, Inc. (Chemicals)	635	25,114

:: ProFund VP Small-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value

Korn Ferry (Professional Services)	847	$40,183
La-Z-Boy, Inc. (Household Durables)	1,316	40,638
LCI Industries (Automobile Components)	385	45,207
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	187	10,188
Leslie's, Inc.* (Specialty Retail)	1,957	11,077
LGI Homes, Inc.* (Household Durables)	623	61,982
Liberty Energy, Inc. (Energy Equipment & Services)	3,301	61,136
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	229	13,722
Lincoln National Corp. (Insurance)	5,160	127,400
Liquidity Services, Inc.* (Commercial Services & Supplies)	306	5,392
LiveRamp Holdings, Inc.* (Software)	907	26,158
LTC Properties, Inc. (Health Care REITs)	441	14,169
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	30,661	43,538
LXP Industrial Trust (Industrial REITs)	8,901	79,219
M.D.C Holdings, Inc. (Household Durables)	1,814	74,791
M/I Homes, Inc.* (Household Durables)	845	71,014
Madison Square Garden Sports Corp. (Entertainment)	122	21,509
MarineMax, Inc.* (Specialty Retail)	607	19,922
Masterbrand, Inc.* (Building Products)	3,883	47,178
Materion Corp. (Metals & Mining)	270	27,516
Mativ Holdings, Inc. (Chemicals)	1,664	23,729
Matthews International Corp. - Class A (Commercial Services & Supplies)	927	36,070
Mercer International, Inc. (Paper & Forest Products)	758	6,504
Mercury General Corp. (Insurance)	808	22,648
Mercury Systems, Inc.* (Aerospace & Defense)	655	24,294
Meritage Homes Corp. (Household Durables)	1,119	136,955
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	60	6,304
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	526	12,019
Middlesex Water Co. (Water Utilities)	194	12,853
MillerKnoll, Inc. (Commercial Services & Supplies)	2,302	56,284
Minerals Technologies, Inc. (Chemicals)	990	54,212
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,347	7,422
ModivCare, Inc.* (Health Care Providers & Services)	376	11,848
Moelis & Co. - Class A (Capital Markets)	1,032	46,575
Monro, Inc. (Specialty Retail)	955	26,520
Moog, Inc. - Class A (Aerospace & Defense)	341	38,519
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	475	12,991
MYR Group, Inc.* (Construction & Engineering)	254	34,229
Myriad Genetics, Inc.* (Biotechnology)	2,491	39,956
N-able, Inc.* (Software)	674	8,695
Nabors Industries, Ltd.* (Energy Equipment & Services)	88	10,836
National Bank Holdings Corp. - Class A (Banks)	390	11,606
National Beverage Corp.* (Beverages)	228	10,721
National Presto Industries, Inc. (Aerospace & Defense)	160	11,594
National Vision Holdings, Inc.* (Specialty Retail)	998	16,148
Navient Corp. (Consumer Finance)	2,663	45,857
NeoGenomics, Inc.* (Health Care Providers & Services)	3,880	47,724
New York Mortgage Trust, Inc. (Mortgage REITs)	2,774	23,551
Newell Brands, Inc. (Household Durables)	11,590	104,658
NexPoint Residential Trust, Inc. (Residential REITs)	327	10,523
NMI Holdings, Inc.* - Class A (Financial Services)	1,226	33,212
Northfield Bancorp, Inc. (Banks)	553	5,226
Northwest Bancshares, Inc. (Banks)	1,854	18,966
Northwest Natural Holding Co. (Gas Utilities)	395	15,073
NOW, Inc.* (Trading Companies & Distributors)	3,245	38,518
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	1,520	32,239
Oceaneering International, Inc.* (Energy Equipment & Services)	858	22,068
O-I Glass, Inc.* (Containers & Packaging)	2,547	42,611
Oil States International, Inc.* (Energy Equipment & Services)	1,943	16,263
Olympic Steel, Inc. (Metals & Mining)	298	16,751
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,375	61,930
OneSpan, Inc.* (Software)	557	5,988
OPENLANE, Inc.* (Commercial Services & Supplies)	3,328	49,654
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,233	13,242
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,117	14,365
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	230	27,149
Otter Tail Corp. (Electric Utilities)	495	37,580
Outfront Media, Inc. (Specialized REITs)	4,416	44,601
Owens & Minor, Inc.* (Health Care Providers & Services)	2,330	37,653
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	135	12,978
Pacific Premier Bancorp, Inc. (Banks)	2,917	63,474
PacWest Bancorp(a) (Banks)	3,605	28,516
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	548	37,385
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,709	61,421
Pathward Financial, Inc. (Banks)	224	10,324
Patrick Industries, Inc. (Automobile Components)	635	47,663
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,119	43,167
Payoneer Global, Inc.* (Financial Services)	4,481	27,424
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	344	18,363

September 30, 2023 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value

Pebblebrook Hotel Trust (Hotel & Resort REITs)	3,664	$49,794
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,516	31,978
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,639	32,724
Perdoceo Education Corp. (Diversified Consumer Services)	738	12,620
Perficient, Inc.* (IT Services)	456	26,384
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	619	7,905
Phillips Edison & Co., Inc. (Retail REITs)	2,036	68,286
Phinia, Inc. (Automobile Components)	1,430	38,310
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,657	14,064
Powell Industries, Inc. (Electrical Equipment)	278	23,046
PRA Group, Inc.* (Consumer Finance)	1,194	22,937
Premier, Inc. - Class A (Health Care Providers & Services)	2,680	57,620
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	452	25,849
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	783	58,278
ProAssurance Corp. (Insurance)	1,585	29,941
PROG Holdings, Inc.* (Consumer Finance)	1,391	46,195
ProPetro Holding Corp.* (Energy Equipment & Services)	2,641	28,074
Proto Labs, Inc.* (Machinery)	793	20,935
Provident Financial Services, Inc. (Banks)	2,297	35,121
Quanex Building Products Corp. (Building Products)	431	12,141
QuinStreet, Inc.* (Interactive Media & Services)	750	6,728
Radian Group, Inc. (Financial Services)	4,789	120,251
RadNet, Inc.* (Health Care Providers & Services)	1,835	51,729
Ready Capital Corp. (Mortgage REITs)	4,805	48,579
Redwood Trust, Inc. (Mortgage REITs)	3,473	24,762
Renasant Corp. (Banks)	1,708	44,733
Resideo Technologies, Inc.* (Building Products)	4,491	70,958
Resources Connection, Inc. (Professional Services)	973	14,507
Retail Opportunity Investments Corp. (Retail REITs)	3,833	47,453
Rogers Corp.* (Electronic Equipment, Instruments & Components)	510	67,050
RPT Realty (Retail REITs)	2,427	25,629
RXO, Inc.* (Ground Transportation)	3,557	70,180
S&T Bancorp, Inc. (Banks)	361	9,776
Sabre Corp.* (Hotels, Restaurants & Leisure)	6,267	28,139
Safehold, Inc. (Specialized REITs)	1,362	24,244
Safety Insurance Group, Inc. (Insurance)	194	13,229
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,278	27,470
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	939	50,969
Saul Centers, Inc. (Retail REITs)	170	5,996
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	757	22,945
Scholastic Corp. (Media)	848	32,343
Schrodinger, Inc.* (Health Care Technology)	929	26,263
Seacoast Banking Corp. of Florida (Banks)	1,191	26,154
Select Medical Holdings Corp. (Health Care Providers & Services)	3,172	80,157
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,946	50,110
Sensient Technologies Corp. (Chemicals)	1,285	75,148
Service Properties Trust (Hotel & Resort REITs)	5,033	38,704
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	537	31,184
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,529	31,513
Shoe Carnival, Inc. (Specialty Retail)	550	13,217
Shutterstock, Inc. (Interactive Media & Services)	382	14,535
Signet Jewelers, Ltd. (Specialty Retail)	1,381	99,169
Simmons First National Corp. - Class A (Banks)	3,841	65,143
Simulations Plus, Inc. (Health Care Technology)	161	6,714
SiriusPoint, Ltd.* (Insurance)	2,689	27,347
SITE Centers Corp. (Retail REITs)	5,475	67,507
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	240	27,420
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,242	29,199
SkyWest, Inc.* (Passenger Airlines)	1,279	53,641
SL Green Realty Corp.(a) (Office REITs)	1,959	73,071
Sleep Number Corp.* (Specialty Retail)	642	15,787
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,523	37,085
Sonic Automotive, Inc. - Class A (Specialty Retail)	484	23,116
Sonos, Inc.* (Household Durables)	3,901	50,362
Southside Bancshares, Inc. (Banks)	371	10,648
SpartanNash Co. (Consumer Staples Distribution & Retail)	1,057	23,254
SPX Technologies, Inc.* (Machinery)	527	42,898
STAAR Surgical Co.* (Health Care Equipment & Supplies)	472	18,965
Standard Motor Products, Inc. (Automobile Components)	568	19,096
Standex International Corp. (Machinery)	115	16,754
Stepan Co. (Chemicals)	227	17,018
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,154	68,433
Stewart Information Services Corp. (Insurance)	832	36,442
Strategic Education, Inc. (Diversified Consumer Services)	288	21,672
Sturm Ruger & Co., Inc. (Leisure Products)	211	10,997
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	3,272	18,978
SunCoke Energy, Inc. (Metals & Mining)	2,545	25,832
SunPower Corp.*(a) (Electrical Equipment)	1,146	7,071
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	6,304	58,942

:: ProFund VP Small-Cap Value :: September 30, 2023

Common Stocks, continued

	Shares	Value

Sylvamo Corp. (Paper & Forest Products)	466	$20,476
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,406	23,115
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	791	16,429
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,439	32,521
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,978	54,527
Tennant Co. (Machinery)	565	41,895
The Andersons, Inc. (Consumer Staples Distribution & Retail)	537	27,660
The Buckle, Inc. (Specialty Retail)	281	9,383
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,434	43,450
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	409	8,663
The E.W. Scripps Co.* - Class A (Media)	1,786	9,787
The GEO Group, Inc.* (Commercial Services & Supplies)	3,834	31,362
The Greenbrier Cos., Inc. (Machinery)	938	37,520
The Hain Celestial Group, Inc.* (Food Products)	2,718	28,186
The Macerich Co. (Retail REITs)	6,546	71,416
The Marcus Corp. (Entertainment)	749	11,610
The ODP Corp.* (Specialty Retail)	1,031	47,581
Thryv Holdings, Inc.* (Media)	926	17,381
TimkenSteel Corp.* (Metals & Mining)	669	14,531
Tompkins Financial Corp. (Banks)	137	6,712
TreeHouse Foods, Inc.* (Food Products)	827	36,040
Tri Pointe Homes, Inc.* (Household Durables)	3,011	82,351
Trinity Industries, Inc. (Machinery)	1,021	24,861
TripAdvisor, Inc.* (Interactive Media & Services)	3,275	54,299
Triumph Financial, Inc.* (Banks)	257	16,651
Triumph Group, Inc.* (Aerospace & Defense)	2,332	17,863
TrueBlue, Inc.* (Professional Services)	944	13,848
TrustCo Bank Corp. (Banks)	197	5,376
Trustmark Corp. (Banks)	575	12,495
TTEC Holdings, Inc. (Professional Services)	288	7,551
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,159	40,688
Two Harbors Investment Corp. (Mortgage REITs)	2,925	38,727
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	179	16,420
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	984	13,815
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	612	18,158
UniFirst Corp. (Commercial Services & Supplies)	188	30,646
United Community Banks, Inc. (Banks)	1,265	32,144
United Fire Group, Inc. (Insurance)	644	12,719
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,783	25,212
Uniti Group, Inc. (Specialized REITs)	3,991	18,838
Universal Corp. (Tobacco)	750	35,408
Universal Health Realty Income Trust (Health Care REITs)	136	5,498
Upbound Group, Inc. (Specialty Retail)	1,397	41,142
Urban Edge Properties (Retail REITs)	1,753	26,751
Urban Outfitters, Inc.* (Specialty Retail)	1,721	56,259
USANA Health Sciences, Inc.* (Personal Care Products)	341	19,986
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,229	23,093
Vector Group, Ltd. (Tobacco)	2,258	24,025
Vericel Corp.* (Biotechnology)	623	20,883
Veris Residential, Inc. (Residential REITs)	1,072	17,688
Veritex Holdings, Inc. (Banks)	842	15,114
Veritiv Corp. (Trading Companies & Distributors)	413	69,756
Viad Corp.* (Commercial Services & Supplies)	635	16,637
Viasat, Inc.* (Communications Equipment)	2,264	41,793
Viavi Solutions, Inc.* (Communications Equipment)	3,247	29,678
Victoria's Secret & Co.* (Specialty Retail)	2,346	39,131
Virtus Investment Partners, Inc. (Capital Markets)	101	20,401
Vista Outdoor, Inc.* (Leisure Products)	970	32,127
Wabash National Corp. (Machinery)	599	12,651
Walker & Dunlop, Inc. (Financial Services)	1,015	75,354
Warrior Met Coal, Inc. (Metals & Mining)	696	35,551
Washington Federal, Inc. (Banks)	926	23,724
WD-40 Co. (Household Products)	145	29,470
Whitestone REIT (Retail REITs)	1,430	13,771
Winnebago Industries, Inc. (Automobile Components)	496	29,487
WisdomTree, Inc. (Capital Markets)	1,529	10,703
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,416	19,473
World Acceptance Corp.* (Consumer Finance)	103	13,087
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,831	41,069
WSFS Financial Corp. (Banks)	1,858	67,817
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,262	38,426
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,441	53,989
Xperi, Inc.* (Software)	1,316	12,976
Yelp, Inc.* (Interactive Media & Services)	878	36,516
TOTAL COMMON STOCKS
(Cost $13,167,126)		15,147,154

Collateral for Securities Loaned(b) (2.8%)
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(c)	427,552	427,552
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $427,552)		427,552
TOTAL INVESTMENT SECURITIES
(Cost $13,594,678) - 102.8%		15,574,706
Net other assets (liabilities) - (2.8)%		(422,499)
NET ASSETS - 100.0%		$15,152,207

September 30, 2023 :: ProFund VP Small-Cap Value ::

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $416,729.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

REIT	Real Estate Investment Trust

:: ProFund VP Small-Cap Value :: September 30, 2023

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$169,315	1.1%
Air Freight & Logistics	41,312	0.3%
Automobile Components	284,194	1.9%
Banks	1,160,395	7.8%
Beverages	10,721	0.1%
Biotechnology	81,277	0.5%
Building Products	342,763	2.3%
Capital Markets	157,608	1.0%
Chemicals	261,366	1.7%
Commercial Services & Supplies	518,793	3.4%
Communications Equipment	76,960	0.5%
Construction & Engineering	146,588	1.0%
Consumer Finance	294,175	1.9%
Consumer Staples Distribution & Retail	143,067	1.0%
Containers & Packaging	42,611	0.3%
Diversified Consumer Services	77,596	0.5%
Diversified REITs	232,522	1.5%
Diversified Telecommunication Services	84,917	0.6%
Electric Utilities	37,580	0.2%
Electrical Equipment	30,117	0.2%
Electronic Equipment, Instruments & Components	565,979	3.6%
Energy Equipment & Services	401,839	2.7%
Entertainment	93,545	0.6%
Financial Services	323,366	2.1%
Food Products	136,598	0.9%
Gas Utilities	32,668	0.2%
Ground Transportation	151,640	1.0%
Health Care Equipment & Supplies	389,497	2.6%
Health Care Providers & Services	434,739	2.8%
Health Care REITs	52,132	0.3%
Health Care Technology	58,593	0.4%
Hotel & Resort REITs	334,792	2.2%
Hotels, Restaurants & Leisure	345,539	2.3%
Household Durables	743,083	4.9%
Household Products	126,970	0.8%
Industrial REITs	79,219	0.5%
Insurance	583,693	3.9%
Interactive Media & Services	135,187	0.9%
IT Services	26,384	0.2%
Leisure Products	43,124	0.3%
Life Sciences Tools & Services	86,406	0.6%
Machinery	555,410	3.6%
Media	162,719	1.1%
Metals & Mining	326,493	2.2%
Mortgage REITs	537,267	3.5%
Multi-Utilities	75,358	0.5%
Office REITs	327,314	2.2%
Oil, Gas & Consumable Fuels	305,321	2.0%
Paper & Forest Products	45,431	0.3%
Passenger Airlines	145,637	1.0%
Personal Care Products	81,941	0.5%
Pharmaceuticals	61,120	0.4%
Professional Services	119,180	0.8%
Real Estate Management & Development	122,261	0.8%
Residential REITs	92,062	0.6%
Retail REITs	414,836	2.8%
Semiconductors & Semiconductor Equipment	265,249	1.8%
Software	131,272	0.9%
Specialized REITs	107,876	0.7%
Specialty Retail	1,176,918	7.7%
Technology Hardware, Storage & Peripherals	73,739	0.5%
Textiles, Apparel & Luxury Goods	253,511	1.7%
Tobacco	59,433	0.4%
Trading Companies & Distributors	202,202	1.3%
Water Utilities	71,868	0.5%
Wireless Telecommunication Services	93,866	0.6%
Other**	5,053	NM
Total	$15,152,207	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
Accenture PLC - Class A (IT Services)	3,884	$1,192,816
Adobe, Inc.* (Software)	2,806	1,430,778
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,950	1,023,059
Akamai Technologies, Inc.* (IT Services)	937	99,828
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	3,675	308,663
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,088	540,678
ANSYS, Inc.* (Software)	534	158,892
Apple, Inc. (Technology Hardware, Storage & Peripherals)	66,646	11,410,461
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,171	715,925
Arista Networks, Inc.* (Communications Equipment)	1,545	284,172
Autodesk, Inc.* (Software)	1,316	272,294
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,540	2,109,673
Cadence Design Systems, Inc.* (Software)	1,673	391,984
CDW Corp. (Electronic Equipment, Instruments & Components)	825	166,452
Cisco Systems, Inc. (Communications Equipment)	25,095	1,349,107
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,111	210,739
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,728	144,062
DXC Technology Co.* (IT Services)	1,268	26,412
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	839	100,806
EPAM Systems, Inc.* (IT Services)	357	91,281
F5, Inc.* (Communications Equipment)	365	58,816
Fair Isaac Corp.* (Software)	153	132,885
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	657	106,165
Fortinet, Inc.* (Software)	4,017	235,718
Gartner, Inc.* (IT Services)	486	166,994
Gen Digital, Inc. (Software)	3,470	61,350
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	7,957	138,213
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,347	137,418
Intel Corp. (Semiconductors & Semiconductor Equipment)	25,791	916,870
International Business Machines Corp. (IT Services)	5,609	786,943
Intuit, Inc. (Software)	1,724	880,861
Juniper Networks, Inc. (Communications Equipment)	1,982	55,080
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,099	145,409
KLA Corp. (Semiconductors & Semiconductor Equipment)	842	386,192
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	820	513,951
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,352	261,624
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,746	458,930
Microsoft Corp. (Software)	35,520	11,215,439
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	295	136,290
Motorola Solutions, Inc. (Communications Equipment)	1,028	279,863
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,299	98,568
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,098	2,217,579
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,587	317,273
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,659	247,154
Oracle Corp. (Software)	9,693	1,026,683
Palo Alto Networks, Inc.*(a) (Software)	1,883	441,451
PTC, Inc.* (Software)	732	103,710
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	604	57,664
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,873	763,315
Roper Technologies, Inc. (Software)	657	318,172
Salesforce, Inc.* (Software)	5,997	1,216,071
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,189	78,415
ServiceNow, Inc.* (Software)	1,257	702,613
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	982	96,815
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	349	45,199
Synopsys, Inc.* (Software)	937	430,055
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,933	238,783
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	290	118,488
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	949	95,337
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,591	889,025
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,532	82,514
Tyler Technologies, Inc.* (Software)	259	100,010
VeriSign, Inc.* (IT Services)	552	111,797
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,973	90,028
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	317	74,980
TOTAL COMMON STOCKS
(Cost $23,922,728)		49,064,792

:: ProFund VP Technology :: September 30, 2023

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $428,543	$428,000	$428,000
TOTAL REPURCHASE AGREEMENTS
(Cost $428,000)		428,000

Collateral for Securities Loaned(c) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(d)	451,680	$451,680
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $451,680)		451,680
TOTAL INVESTMENT SECURITIES
(Cost $24,802,408) - 101.0%		49,944,472
Net other assets (liabilities) - (1.0)%		(499,055)
NET ASSETS - 100.0%		$49,445,417

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $441,216.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$445,932	$(6,781)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Communications Equipment	$2,027,038	4.1%
Electronic Equipment, Instruments & Components	1,279,351	2.6%
IT Services	2,686,810	5.4%
Semiconductors & Semiconductor Equipment	11,999,524	24.3%
Software	19,118,966	38.6%
Technology Hardware, Storage & Peripherals	11,953,103	24.2%
Other**	380,625	0.8%
Total	$49,445,417	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (81.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	191	$17,881
A.O. Smith Corp. (Building Products)	43	2,844
Abbott Laboratories (Health Care Equipment & Supplies)	600	58,109
AbbVie, Inc. (Biotechnology)	610	90,926
Accenture PLC - Class A (IT Services)	218	66,949
Activision Blizzard, Inc. (Entertainment)	247	23,127
Adobe, Inc.* (Software)	158	80,564
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	559	57,476
Aflac, Inc. (Insurance)	187	14,352
Agilent Technologies, Inc. (Life Sciences Tools & Services)	102	11,406
Air Products and Chemicals, Inc. (Chemicals)	77	21,822
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	147	20,170
Akamai Technologies, Inc.* (IT Services)	53	5,647
Alaska Air Group, Inc.* (Passenger Airlines)	44	1,632
Albemarle Corp. (Chemicals)	41	6,972
Alexandria Real Estate Equities, Inc. (Office REITs)	54	5,405
Align Technology, Inc.* (Health Care Equipment & Supplies)	25	7,633
Allegion PLC (Building Products)	30	3,126
Alliant Energy Corp. (Electric Utilities)	87	4,215
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,052	268,525
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,745	230,078
Altria Group, Inc. (Tobacco)	614	25,819
Amazon.com, Inc.* (Broadline Retail)	3,140	399,157
Amcor PLC (Containers & Packaging)	509	4,662
Ameren Corp. (Multi-Utilities)	91	6,810
American Airlines Group, Inc.* (Passenger Airlines)	226	2,895
American Electric Power Co., Inc. (Electric Utilities)	178	13,389
American Express Co. (Consumer Finance)	201	29,987
American International Group, Inc. (Insurance)	246	14,908
American Tower Corp. (Specialized REITs)	161	26,477
American Water Works Co., Inc. (Water Utilities)	67	8,297
Ameriprise Financial, Inc. (Capital Markets)	35	11,539
AmerisourceBergen Corp. (Health Care Providers & Services)	58	10,438
AMETEK, Inc. (Electrical Equipment)	80	11,821
Amgen, Inc. (Biotechnology)	185	49,721
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	206	17,301
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	173	30,291
ANSYS, Inc.* (Software)	30	8,927
Aon PLC - Class A (Insurance)	70	22,695
APA Corp. (Oil, Gas & Consumable Fuels)	106	4,357
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,082	870,089
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	290	40,151
Aptiv PLC* (Automobile Components)	98	9,662
Arch Capital Group, Ltd.* (Insurance)	129	10,283
Archer-Daniels-Midland Co. (Food Products)	185	13,953
Arista Networks, Inc.* (Communications Equipment)	87	16,002
Arthur J. Gallagher & Co. (Insurance)	75	17,095
Assurant, Inc. (Insurance)	18	2,584
AT&T, Inc. (Diversified Telecommunication Services)	2,472	37,129
Atmos Energy Corp. (Gas Utilities)	51	5,402
Autodesk, Inc.* (Software)	74	15,311
Automatic Data Processing, Inc. (Professional Services)	142	34,161
AutoZone, Inc.* (Specialty Retail)	6	15,240
AvalonBay Communities, Inc. (Residential REITs)	49	8,416
Avery Dennison Corp. (Containers & Packaging)	28	5,115
Axon Enterprise, Inc.* (Aerospace & Defense)	24	4,776
Baker Hughes Co. (Energy Equipment & Services)	349	12,327
Ball Corp. (Containers & Packaging)	109	5,427
Bank of America Corp. (Banks)	2,391	65,466
Bath & Body Works, Inc. (Specialty Retail)	79	2,670
Baxter International, Inc. (Health Care Equipment & Supplies)	175	6,605
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	100	25,853
Berkshire Hathaway, Inc.* - Class B (Financial Services)	631	221,038
Best Buy Co., Inc. (Specialty Retail)	67	4,654
Biogen, Inc.* (Biotechnology)	50	12,851
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	2,509
Bio-Techne Corp. (Life Sciences Tools & Services)	54	3,676
BlackRock, Inc. (Capital Markets)	49	31,678
Blackstone, Inc. - Class A (Capital Markets)	245	26,249
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	12	37,007
BorgWarner, Inc. (Automobile Components)	81	3,270
Boston Properties, Inc. (Office REITs)	50	2,974
Boston Scientific Corp.* (Health Care Equipment & Supplies)	506	26,717
Bristol-Myers Squibb Co. (Pharmaceuticals)	722	41,905
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	143	118,774
Broadridge Financial Solutions, Inc. (Professional Services)	41	7,341
Brown & Brown, Inc. (Insurance)	81	5,657
Brown-Forman Corp. - Class B (Beverages)	63	3,634

:: ProFund VP UltraBull :: September 30, 2023

Common Stocks, continued

	Shares	Value
Bunge, Ltd. (Food Products)	52	$5,629
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	40	3,445
Cadence Design Systems, Inc.* (Software)	94	22,024
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74	3,430
Camden Property Trust (Residential REITs)	37	3,499
Campbell Soup Co. (Food Products)	68	2,793
Capital One Financial Corp. (Consumer Finance)	132	12,811
Cardinal Health, Inc. (Health Care Providers & Services)	88	7,640
CarMax, Inc.* (Specialty Retail)	55	3,890
Carnival Corp.* (Hotels, Restaurants & Leisure)	348	4,775
Carrier Global Corp. (Building Products)	290	16,008
Catalent, Inc.* (Pharmaceuticals)	62	2,823
Caterpillar, Inc. (Machinery)	176	48,047
Cboe Global Markets, Inc. (Capital Markets)	36	5,624
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	107	7,903
CDW Corp. (Electronic Equipment, Instruments & Components)	46	9,281
Celanese Corp. (Chemicals)	35	4,393
Centene Corp.* (Health Care Providers & Services)	187	12,881
CenterPoint Energy, Inc. (Multi-Utilities)	218	5,853
Ceridian HCM Holding, Inc.* (Professional Services)	54	3,664
CF Industries Holdings, Inc. (Chemicals)	67	5,745
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	18	3,528
Charter Communications, Inc.* - Class A (Media)	35	15,394
Chevron Corp. (Oil, Gas & Consumable Fuels)	614	103,532
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	10	18,318
Chubb, Ltd. (Insurance)	142	29,562
Church & Dwight Co., Inc. (Household Products)	85	7,789
Cincinnati Financial Corp. (Insurance)	54	5,524
Cintas Corp. (Commercial Services & Supplies)	30	14,430
Cisco Systems, Inc. (Communications Equipment)	1,409	75,747
Citigroup, Inc. (Banks)	666	27,393
Citizens Financial Group, Inc. (Banks)	163	4,368
CME Group, Inc. (Capital Markets)	124	24,827
CMS Energy Corp. (Multi-Utilities)	101	5,364
Cognizant Technology Solutions Corp. - Class A (IT Services)	175	11,855
Colgate-Palmolive Co. (Household Products)	286	20,337
Comcast Corp. - Class A (Media)	1,423	63,095
Comerica, Inc. (Banks)	46	1,911
Conagra Brands, Inc. (Food Products)	165	4,524
ConocoPhillips (Oil, Gas & Consumable Fuels)	414	49,597
Consolidated Edison, Inc. (Multi-Utilities)	119	10,178
Constellation Brands, Inc. - Class A (Beverages)	56	14,074
Constellation Energy Corp. (Electric Utilities)	111	12,108
Copart, Inc.* (Commercial Services & Supplies)	300	12,927
Corning, Inc. (Electronic Equipment, Instruments & Components)	265	8,075
Corteva, Inc. (Chemicals)	245	12,534
CoStar Group, Inc.* (Professional Services)	141	10,841
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	153	86,438
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	262	7,087
Crown Castle, Inc. (Specialized REITs)	150	13,805
CSX Corp. (Ground Transportation)	694	21,341
Cummins, Inc. (Machinery)	49	11,195
CVS Health Corp. (Health Care Providers & Services)	444	31,000
D.R. Horton, Inc. (Household Durables)	105	11,284
Danaher Corp. (Life Sciences Tools & Services)	227	56,319
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42	6,015
DaVita, Inc.* (Health Care Providers & Services)	19	1,796
Deere & Co. (Machinery)	94	35,474
Delta Air Lines, Inc. (Passenger Airlines)	222	8,214
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	73	2,494
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	222	10,589
Dexcom, Inc.* (Health Care Equipment & Supplies)	134	12,502
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	62	9,603
Digital Realty Trust, Inc. (Specialized REITs)	105	12,707
Discover Financial Services (Consumer Finance)	86	7,450
Dollar General Corp. (Consumer Staples Distribution & Retail)	76	8,041
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	72	7,664
Dominion Energy, Inc. (Multi-Utilities)	289	12,910
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	4,545
Dover Corp. (Machinery)	48	6,696
Dow, Inc. (Chemicals)	243	12,529
DTE Energy Co. (Multi-Utilities)	71	7,049
Duke Energy Corp. (Electric Utilities)	267	23,565
DuPont de Nemours, Inc. (Chemicals)	159	11,860
DXC Technology Co.* (IT Services)	71	1,479
Eastman Chemical Co. (Chemicals)	41	3,146
Eaton Corp. PLC (Electrical Equipment)	138	29,432
eBay, Inc. (Broadline Retail)	184	8,113
Ecolab, Inc. (Chemicals)	88	14,907
Edison International (Electric Utilities)	133	8,418
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	210	14,549
Electronic Arts, Inc. (Entertainment)	85	10,234

September 30, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares		Value
Elevance Health, Inc. (Health Care Providers & Services)	81		$35,269
Eli Lilly & Co. (Pharmaceuticals)	276		148,248
Emerson Electric Co. (Electrical Equipment)	198		19,121
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	47		5,647
Entergy Corp. (Electric Utilities)	73		6,753
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	201		25,479
EPAM Systems, Inc.* (IT Services)	20		5,114
EQT Corp. (Oil, Gas & Consumable Fuels)	125		5,073
Equifax, Inc. (Professional Services)	42		7,694
Equinix, Inc. (Specialized REITs)	32		23,240
Equity Residential (Residential REITs)	119		6,987
Essex Property Trust, Inc. (Residential REITs)	22		4,666
Etsy, Inc.* (Broadline Retail)	43		2,777
Everest Group, Ltd. (Insurance)	15		5,575
Evergy, Inc. (Electric Utilities)	79		4,005
Eversource Energy (Electric Utilities)	121		7,036
Exelon Corp. (Electric Utilities)	344		13,000
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	48		4,947
Expeditors International of Washington, Inc. (Air Freight & Logistics)	51		5,846
Extra Space Storage, Inc. (Specialized REITs)	73		8,875
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,384		162,730
F5, Inc.* (Communications Equipment)	21		3,384
FactSet Research Systems, Inc. (Capital Markets)	13		5,684
Fair Isaac Corp.* (Software)	9		7,817
Fastenal Co. (Trading Companies & Distributors)	198		10,818
Federal Realty Investment Trust (Diversified REITs)	25		2,266
FedEx Corp. (Air Freight & Logistics)	80		21,194
Fidelity National Information Services, Inc. (Financial Services)	205		11,330
Fifth Third Bancorp (Banks)	235		5,953
First Horizon Corp. (Banks)	—	(a)	3
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	37		5,979
FirstEnergy Corp. (Electric Utilities)	178		6,084
Fiserv, Inc.* (Financial Services)	211		23,835
FleetCor Technologies, Inc.* (Financial Services)	26		6,639
FMC Corp. (Chemicals)	43		2,880
Ford Motor Co. (Automobile Components)	1,359		16,879
Fortinet, Inc.* (Software)	225		13,203
Fortive Corp. (Machinery)	122		9,048
Fox Corp. - Class A (Media)	88		2,746
Fox Corp. - Class B (Media)	46		1,328
Franklin Resources, Inc. (Capital Markets)	98		2,409
Freeport-McMoRan, Inc. (Metals & Mining)	496		18,496
Garmin, Ltd. (Household Durables)	53		5,576
Gartner, Inc.* (IT Services)	27		9,277
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	135		9,185
Gen Digital, Inc. (Software)	195		3,448
Generac Holdings, Inc.* (Electrical Equipment)	22		2,397
General Dynamics Corp. (Aerospace & Defense)	78		17,236
General Electric Co. (Industrial Conglomerates)	376		41,567
General Mills, Inc. (Food Products)	202		12,926
General Motors Co. (Automobile Components)	476		15,694
Genuine Parts Co. (Distributors)	49		7,075
Gilead Sciences, Inc. (Biotechnology)	431		32,299
Global Payments, Inc. (Financial Services)	90		10,385
Globe Life, Inc. (Insurance)	30		3,262
Halliburton Co. (Energy Equipment & Services)	311		12,596
Hasbro, Inc. (Leisure Products)	45		2,976
HCA Healthcare, Inc. (Health Care Providers & Services)	70		17,219
Healthpeak Properties, Inc. (Health Care REITs)	189		3,470
Henry Schein, Inc.* (Health Care Providers & Services)	45		3,341
Hess Corp. (Oil, Gas & Consumable Fuels)	96		14,688
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	447		7,764
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	90		13,516
Hologic, Inc.* (Health Care Equipment & Supplies)	85		5,899
Honeywell International, Inc. (Industrial Conglomerates)	230		42,490
Hormel Foods Corp. (Food Products)	100		3,803
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	246		3,953
Howmet Aerospace, Inc. (Aerospace & Defense)	135		6,244
HP, Inc. (Technology Hardware, Storage & Peripherals)	300		7,710
Humana, Inc. (Health Care Providers & Services)	43		20,920
Huntington Bancshares, Inc. (Banks)	501		5,210
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14		2,864
IDEX Corp. (Machinery)	26		5,409
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	29		12,681
Illinois Tool Works, Inc. (Machinery)	95		21,879
Illumina, Inc.* (Life Sciences Tools & Services)	55		7,550
Incyte Corp.* (Biotechnology)	64		3,697
Ingersoll Rand, Inc. (Machinery)	140		8,921
Insulet Corp.* (Health Care Equipment & Supplies)	24		3,828
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,448		51,476
Intercontinental Exchange, Inc. (Capital Markets)	198		21,784
International Business Machines Corp. (IT Services)	315		44,195
International Flavors & Fragrances, Inc. (Chemicals)	88		5,999

:: ProFund VP UltraBull :: September 30, 2023

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	120	$4,256
Intuit, Inc. (Software)	97	49,561
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	121	35,367
Invesco, Ltd. (Capital Markets)	155	2,251
Invitation Homes, Inc. (Residential REITs)	199	6,306
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63	12,395
Iron Mountain, Inc. (Specialized REITs)	101	6,004
J.B. Hunt Transport Services, Inc. (Ground Transportation)	28	5,279
Jack Henry & Associates, Inc. (Professional Services)	25	3,779
Jacobs Solutions, Inc. (Professional Services)	44	6,006
Johnson & Johnson (Pharmaceuticals)	833	129,740
Johnson Controls International PLC (Building Products)	235	12,504
JPMorgan Chase & Co. (Banks)	1,005	145,746
Juniper Networks, Inc. (Communications Equipment)	111	3,085
Kellogg Co. (Food Products)	91	5,415
Kenvue, Inc. (Personal Care Products)	596	11,968
Keurig Dr Pepper, Inc. (Beverages)	348	10,986
KeyCorp (Banks)	324	3,486
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	62	8,203
Kimberly-Clark Corp. (Household Products)	117	14,139
Kimco Realty Corp. (Retail REITs)	214	3,764
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	670	11,109
KLA Corp. (Semiconductors & Semiconductor Equipment)	47	21,557
L3Harris Technologies, Inc. (Aerospace & Defense)	65	11,318
Laboratory Corp. of America Holdings (Health Care Providers & Services)	31	6,233
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	46	28,831
Lamb Weston Holding, Inc. (Food Products)	50	4,623
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	114	5,226
Leidos Holdings, Inc. (Professional Services)	47	4,332
Lennar Corp. - Class A (Household Durables)	87	9,764
Linde PLC (Chemicals)	169	62,926
Live Nation Entertainment, Inc.* (Entertainment)	49	4,069
LKQ Corp. (Distributors)	93	4,604
Lockheed Martin Corp. (Aerospace & Defense)	78	31,899
Loews Corp. (Insurance)	64	4,052
Lowe's Cos., Inc. (Specialty Retail)	203	42,192
LyondellBasell Industries N.V. - Class A (Chemicals)	89	8,428
M&T Bank Corp. (Banks)	57	7,208
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	209	5,591
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	138	20,885
MarketAxess Holdings, Inc. (Capital Markets)	13	2,777
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	87	17,151
Marsh & McLennan Cos., Inc. (Insurance)	171	32,542
Martin Marietta Materials, Inc. (Construction Materials)	21	8,620
Masco Corp. (Building Products)	78	4,169
Mastercard, Inc. - Class A (Financial Services)	288	114,022
Match Group, Inc.* (Interactive Media & Services)	96	3,761
McCormick & Co., Inc. (Food Products)	87	6,581
McDonald's Corp. (Hotels, Restaurants & Leisure)	252	66,387
McKesson Corp. (Health Care Providers & Services)	47	20,438
Medtronic PLC (Health Care Equipment & Supplies)	460	36,045
Merck & Co., Inc. (Pharmaceuticals)	877	90,287
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	769	230,861
MetLife, Inc. (Insurance)	218	13,714
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	8,865
MGM Resorts International (Hotels, Restaurants & Leisure)	97	3,566
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	188	14,673
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	379	25,783
Microsoft Corp. (Software)	2,569	811,163
Mid-America Apartment Communities, Inc. (Residential REITs)	40	5,146
Moderna, Inc.* (Biotechnology)	114	11,775
Mohawk Industries, Inc.* (Household Durables)	18	1,545
Molina Healthcare, Inc.* (Health Care Providers & Services)	20	6,558
Molson Coors Beverage Co. - Class B (Beverages)	64	4,070
Mondelez International, Inc. - Class A (Food Products)	470	32,618
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	17	7,854
Monster Beverage Corp.* (Beverages)	257	13,608
Moody's Corp. (Capital Markets)	55	17,389
Morgan Stanley (Capital Markets)	441	36,016
Motorola Solutions, Inc. (Communications Equipment)	58	15,790
MSCI, Inc. (Capital Markets)	27	13,853
Nasdaq, Inc. (Capital Markets)	117	5,685
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	73	5,539
Netflix, Inc.* (Entertainment)	153	57,772
Newmont Corp. (Metals & Mining)	275	10,161
News Corp. - Class A (Media)	132	2,648
News Corp. - Class B (Media)	40	835
NextEra Energy, Inc. (Electric Utilities)	700	40,103

September 30, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	424	$40,544
NiSource, Inc. (Multi-Utilities)	143	3,529
Nordson Corp. (Machinery)	19	4,240
Norfolk Southern Corp. (Ground Transportation)	78	15,361
Northern Trust Corp. (Capital Markets)	72	5,003
Northrop Grumman Corp. (Aerospace & Defense)	49	21,569
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	147	2,423
NRG Energy, Inc. (Electric Utilities)	79	3,043
Nucor Corp. (Metals & Mining)	86	13,446
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	854	371,482
NVR, Inc.* (Household Durables)	1	5,963
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	89	17,793
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	229	14,858
Old Dominion Freight Line, Inc. (Ground Transportation)	31	12,683
Omnicom Group, Inc. (Media)	68	5,065
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	149	13,850
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	200	12,686
Oracle Corp. (Software)	544	57,620
O'Reilly Automotive, Inc.* (Specialty Retail)	21	19,086
Organon & Co. (Pharmaceuticals)	88	1,528
Otis Worldwide Corp. (Machinery)	142	11,404
PACCAR, Inc. (Machinery)	181	15,389
Packaging Corp. of America (Containers & Packaging)	31	4,760
Palo Alto Networks, Inc.* (Software)	106	24,851
Paramount Global - Class B (Media)	167	2,154
Parker-Hannifin Corp. (Machinery)	44	17,139
Paychex, Inc. (Professional Services)	111	12,802
Paycom Software, Inc. (Professional Services)	17	4,408
PayPal Holdings, Inc.* (Financial Services)	380	22,215
Pentair PLC (Machinery)	57	3,691
PepsiCo, Inc. (Beverages)	476	80,654
Pfizer, Inc. (Pharmaceuticals)	1,952	64,748
PG&E Corp.* (Electric Utilities)	723	11,662
Philip Morris International, Inc. (Tobacco)	537	49,715
Phillips 66 (Oil, Gas & Consumable Fuels)	154	18,503
Pinnacle West Capital Corp. (Electric Utilities)	39	2,874
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	81	18,594
Pool Corp. (Distributors)	14	4,985
PPG Industries, Inc. (Chemicals)	81	10,514
PPL Corp. (Electric Utilities)	255	6,008
Principal Financial Group, Inc. (Insurance)	77	5,549
Prologis, Inc. (Industrial REITs)	319	35,795
Prudential Financial, Inc. (Insurance)	126	11,956
PTC, Inc.* (Software)	41	5,809
Public Service Enterprise Group, Inc. (Multi-Utilities)	173	9,845
Public Storage (Specialized REITs)	55	14,494
PulteGroup, Inc. (Household Durables)	76	5,628
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	34	3,246
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	386	42,869
Quanta Services, Inc. (Construction & Engineering)	50	9,354
Quest Diagnostics, Inc. (Health Care Providers & Services)	39	4,753
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	14	1,625
Raymond James Financial, Inc. (Capital Markets)	65	6,528
Realty Income Corp. (Retail REITs)	245	12,236
Regency Centers Corp. (Retail REITs)	57	3,388
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	37	30,450
Regions Financial Corp. (Banks)	324	5,573
Republic Services, Inc. (Commercial Services & Supplies)	71	10,118
ResMed, Inc. (Health Care Equipment & Supplies)	51	7,541
Revvity, Inc. (Life Sciences Tools & Services)	43	4,760
Robert Half, Inc. (Professional Services)	37	2,711
Rockwell Automation, Inc. (Electrical Equipment)	40	11,435
Rollins, Inc. (Commercial Services & Supplies)	84	3,136
Roper Technologies, Inc. (Software)	37	17,918
Ross Stores, Inc. (Specialty Retail)	118	13,328
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	81	7,463
RTX Corp. (Aerospace & Defense)	503	36,201
S&P Global, Inc. (Capital Markets)	113	41,291
Salesforce, Inc.* (Software)	337	68,337
SBA Communications Corp. (Specialized REITs)	37	7,406
Schlumberger N.V. (Energy Equipment & Services)	491	28,624
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	67	4,419
Sealed Air Corp. (Containers & Packaging)	50	1,643
Sempra (Multi-Utilities)	218	14,831
ServiceNow, Inc.* (Software)	71	39,686
Simon Property Group, Inc. (Retail REITs)	113	12,207
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	55	5,422
Snap-on, Inc. (Machinery)	18	4,591
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	20	2,590
Southwest Airlines Co. (Passenger Airlines)	206	5,576
Stanley Black & Decker, Inc. (Machinery)	53	4,430
Starbucks Corp. (Hotels, Restaurants & Leisure)	396	36,143
State Street Corp. (Capital Markets)	110	7,366
Steel Dynamics, Inc. (Metals & Mining)	54	5,790
STERIS PLC (Health Care Equipment & Supplies)	34	7,460
Stryker Corp. (Health Care Equipment & Supplies)	117	31,973

:: ProFund VP UltraBull :: September 30, 2023

Common Stocks, continued

	Shares	Value
Synchrony Financial (Consumer Finance)	145	$4,433
Synopsys, Inc.* (Software)	53	24,325
Sysco Corp. (Consumer Staples Distribution & Retail)	175	11,559
T. Rowe Price Group, Inc. (Capital Markets)	78	8,180
Take-Two Interactive Software, Inc.* (Entertainment)	55	7,721
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	80	2,300
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	77	6,600
Target Corp. (Consumer Staples Distribution & Retail)	160	17,691
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	109	13,465
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	6,537
Teleflex, Inc. (Health Care Equipment & Supplies)	16	3,143
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	53	5,324
Tesla, Inc.* (Automobile Components)	955	238,959
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	314	49,929
Textron, Inc. (Aerospace & Defense)	68	5,314
The AES Corp. (Independent Power and Renewable Electricity Producers)	232	3,526
The Allstate Corp. (Insurance)	90	10,027
The Bank of New York Mellon Corp. (Capital Markets)	269	11,473
The Boeing Co.* (Aerospace & Defense)	196	37,568
The Charles Schwab Corp. (Capital Markets)	514	28,219
The Cigna Group (Health Care Providers & Services)	102	29,179
The Clorox Co. (Household Products)	43	5,636
The Coca-Cola Co. (Beverages)	1,346	75,350
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	17	5,406
The Estee Lauder Cos., Inc. (Personal Care Products)	80	11,564
The Goldman Sachs Group, Inc. (Capital Markets)	114	36,887
The Hartford Financial Services Group, Inc. (Insurance)	106	7,516
The Hershey Co. (Food Products)	52	10,404
The Home Depot, Inc. (Specialty Retail)	348	105,152
The Interpublic Group of Cos., Inc. (Media)	133	3,812
The JM Smucker Co. (Food Products)	35	4,302
The Kraft Heinz Co. (Food Products)	276	9,285
The Kroger Co. (Consumer Staples Distribution & Retail)	228	10,203
The Mosaic Co. (Chemicals)	115	4,094
The PNC Financial Services Group, Inc. (Banks)	138	16,942
The Procter & Gamble Co. (Household Products)	815	118,876
The Progressive Corp. (Insurance)	202	28,139
The Sherwin-Williams Co. (Chemicals)	82	20,914
The Southern Co. (Electric Utilities)	377	24,399
The TJX Cos., Inc. (Specialty Retail)	397	35,285
The Travelers Cos., Inc. (Insurance)	79	12,901
The Walt Disney Co.* (Entertainment)	633	51,305
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	421	14,183
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	133	67,320
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	179	25,069
Tractor Supply Co. (Specialty Retail)	38	7,716
Trane Technologies PLC (Building Products)	79	16,030
TransDigm Group, Inc.* (Aerospace & Defense)	19	16,019
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	86	4,632
Truist Financial Corp. (Banks)	461	13,189
Tyler Technologies, Inc.* (Software)	15	5,792
Tyson Foods, Inc. - Class A (Food Products)	99	4,999
U.S. Bancorp (Banks)	538	17,786
UDR, Inc. (Residential REITs)	105	3,745
Ulta Beauty, Inc.* (Specialty Retail)	17	6,791
Union Pacific Corp. (Ground Transportation)	211	42,965
United Airlines Holdings, Inc.* (Passenger Airlines)	113	4,780
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	250	38,967
United Rentals, Inc. (Trading Companies & Distributors)	24	10,670
UnitedHealth Group, Inc. (Health Care Providers & Services)	320	161,340
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	21	2,640
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	122	17,289
Ventas, Inc. (Health Care REITs)	139	5,856
VeriSign, Inc.* (IT Services)	31	6,278
Verisk Analytics, Inc. (Professional Services)	50	11,812
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,454	47,125
Vertex Pharmaceuticals, Inc.* (Biotechnology)	89	30,949
VF Corp. (Textiles, Apparel & Luxury Goods)	114	2,014
Viatris, Inc. (Pharmaceuticals)	415	4,092
VICI Properties, Inc. (Specialized REITs)	350	10,185
Visa, Inc. - Class A (Financial Services)	556	127,886
Vulcan Materials Co. (Construction Materials)	46	9,293
W.R. Berkley Corp. (Insurance)	70	4,444
W.W. Grainger, Inc. (Trading Companies & Distributors)	15	10,378
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	248	5,516
Walmart, Inc. (Consumer Staples Distribution & Retail)	494	79,005
Warner Bros. Discovery, Inc.* (Entertainment)	767	8,330
Waste Management, Inc. (Commercial Services & Supplies)	127	19,360

September 30, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	20	$5,484
WEC Energy Group, Inc. (Multi-Utilities)	109	8,780
Wells Fargo & Co. (Banks)	1,265	51,688
Welltower, Inc. (Health Care REITs)	179	14,664
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	26	9,755
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	111	5,065
Westinghouse Air Brake Technologies Corp. (Machinery)	62	6,589
Westrock Co. (Containers & Packaging)	89	3,186
Weyerhaeuser Co. (Specialized REITs)	253	7,757
Whirlpool Corp. (Household Durables)	19	2,540
Willis Towers Watson PLC (Insurance)	36	7,523
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	33	3,050
Xcel Energy, Inc. (Electric Utilities)	191	10,929
Xylem, Inc. (Machinery)	83	7,555
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	97	12,119
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	18	4,258
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	72	8,080
Zions Bancorp NA (Banks)	51	1,779
Zoetis, Inc. (Pharmaceuticals)	159	27,663
TOTAL COMMON STOCKS
(Cost $5,722,668)		12,425,453

Repurchase Agreements(b)(c) (16.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $2,568,272	$2,565,000	$2,565,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,565,000)		2,565,000
TOTAL INVESTMENT SECURITIES
(Cost $8,287,668) - 98.3%		14,990,453
Net other assets (liabilities) - 1.7%		261,844
NET ASSETS - 100.0%		$15,252,297

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $2,419,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

:: ProFund VP UltraBull :: September 30, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	6	12/18/23	$1,297,650	$(58,497)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/23	5.93%	$6,076,167	$18,930
SPDR S&P 500 ETF	Goldman Sachs International	10/27/23	5.84%	2,781,234	8,402
				$8,857,401	$27,332
S&P 500	UBS AG	10/27/23	5.83%	$6,320,586	$18,248
SPDR S&P 500 ETF	UBS AG	10/27/23	5.43%	1,600,212	4,870
				$7,920,798	$23,118
				$16,778,199	$50,450

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP UltraBull ::

ProFund VP UltraBull invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$191,008	1.2%
Air Freight & Logistics	69,452	0.5%
Automobile Components	284,464	1.9%
Banks	373,701	2.5%
Beverages	202,376	1.3%
Biotechnology	262,668	1.7%
Broadline Retail	410,047	2.7%
Building Products	54,681	0.4%
Capital Markets	352,712	2.3%
Chemicals	209,663	1.4%
Commercial Services & Supplies	59,971	0.4%
Communications Equipment	114,008	0.7%
Construction & Engineering	9,354	0.1%
Construction Materials	17,913	0.1%
Consumer Finance	54,681	0.4%
Consumer Staples Distribution & Retail	226,117	1.5%
Containers & Packaging	29,049	0.2%
Distributors	16,664	0.1%
Diversified REITs	2,266	NM
Diversified Telecommunication Services	84,254	0.6%
Electric Utilities	197,591	1.3%
Electrical Equipment	74,206	0.5%
Electronic Equipment, Instruments & Components	71,752	0.5%
Energy Equipment & Services	53,547	0.4%
Entertainment	162,558	1.1%
Financial Services	537,350	3.4%
Food Products	121,855	0.8%
Gas Utilities	5,402	NM
Ground Transportation	97,629	0.6%
Health Care Equipment & Supplies	321,070	2.1%
Health Care Providers & Services	371,645	2.4%
Health Care REITs	23,990	0.2%
Hotel & Resort REITs	3,953	NM
Hotels, Restaurants & Leisure	266,251	1.7%
Household Durables	42,300	0.3%
Household Products	166,777	1.1%
Independent Power and Renewable Electricity Producers	3,526	NM
Industrial Conglomerates	101,938	0.7%
Industrial REITs	35,795	0.2%
Insurance	269,860	1.8%
Interactive Media & Services	733,225	4.7%
IT Services	150,794	1.0%
Leisure Products	2,976	NM
Life Sciences Tools & Services	193,567	1.3%
Machinery	221,697	1.4%
Media	97,077	0.6%
Metals & Mining	47,893	0.3%
Multi-Utilities	85,149	0.6%
Office REITs	8,379	0.1%
Oil, Gas & Consumable Fuels	533,033	3.4%
Passenger Airlines	23,097	0.2%
Personal Care Products	23,532	0.2%
Pharmaceuticals	511,034	3.4%
Professional Services	109,551	0.6%
Real Estate Management & Development	7,903	0.1%
Residential REITs	38,765	0.3%
Retail REITs	31,595	0.2%
Semiconductors & Semiconductor Equipment	920,997	6.0%
Software	1,256,356	8.3%
Specialized REITs	130,950	0.8%
Specialty Retail	256,004	1.7%
Technology Hardware, Storage & Peripherals	900,586	5.9%
Textiles, Apparel & Luxury Goods	46,483	0.3%
Tobacco	75,534	0.5%
Trading Companies & Distributors	31,866	0.2%
Water Utilities	8,297	0.1%
Wireless Telecommunication Services	25,069	0.2%
Other**	2,826,844	18.5%
Total	$15,252,297	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	268	$18,843
ACI Worldwide, Inc.* (Software)	316	7,129
Acuity Brands, Inc. (Electrical Equipment)	91	15,498
Adient PLC* (Automobile Components)	272	9,982
Advanced Drainage Systems, Inc. (Building Products)	201	22,880
AECOM (Construction & Engineering)	404	33,548
Affiliated Managers Group, Inc. (Capital Markets)	102	13,295
AGCO Corp. (Machinery)	181	21,409
Agree Realty Corp. (Retail REITs)	280	15,467
Alcoa Corp. (Metals & Mining)	519	15,082
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	207	6,612
ALLETE, Inc. (Electric Utilities)	167	8,818
Ally Financial, Inc. (Consumer Finance)	790	21,077
Amedisys, Inc.* (Health Care Providers & Services)	95	8,873
American Financial Group, Inc. (Insurance)	193	21,552
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	300	6,780
Annaly Capital Management, Inc. (Mortgage REITs)	1,437	27,030
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	991	11,872
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	821	20,837
Apartment Income REIT Corp. (Residential REITs)	434	13,324
AptarGroup, Inc. (Containers & Packaging)	191	23,883
Aramark (Hotels, Restaurants & Leisure)	759	26,338
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	162	20,289
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	312	8,383
ASGN, Inc.* (Professional Services)	141	11,517
Ashland, Inc. (Chemicals)	149	12,170
Aspen Technology, Inc.* (Software)	83	16,954
Associated Banc-Corp. (Banks)	439	7,511
Autoliv, Inc. (Automobile Components)	221	21,322
AutoNation, Inc.* (Specialty Retail)	78	11,809
Avient Corp. (Chemicals)	265	9,360
Avis Budget Group, Inc.* (Ground Transportation)	57	10,242
Avnet, Inc. (Electronic Equipment, Instruments & Components)	266	12,819
Axalta Coating Systems, Ltd.* (Chemicals)	645	17,351
Azenta, Inc.* (Life Sciences Tools & Services)	175	8,783
Bank OZK (Banks)	306	11,343
Belden, Inc. (Electronic Equipment, Instruments & Components)	123	11,876
BellRing Brands, Inc.* (Personal Care Products)	382	15,750
Berry Global Group, Inc. (Containers & Packaging)	344	21,297
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	391	27,905
Black Hills Corp. (Multi-Utilities)	195	9,865
Blackbaud, Inc.* (Software)	125	8,790
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	207	12,592
Brighthouse Financial, Inc.* (Insurance)	191	9,348
Brixmor Property Group, Inc. (Retail REITs)	875	18,183
Bruker Corp. (Life Sciences Tools & Services)	286	17,818
Brunswick Corp. (Leisure Products)	203	16,037
Builders FirstSource, Inc.* (Building Products)	364	45,315
BWX Technologies, Inc. (Aerospace & Defense)	266	19,945
Cable One, Inc. (Media)	13	8,003
Cabot Corp. (Chemicals)	163	11,291
CACI International, Inc.* - Class A (Professional Services)	66	20,719
Cadence Bank (Banks)	531	11,268
Calix, Inc.* (Communications Equipment)	172	7,884
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	338	17,782
Carlisle Cos., Inc. (Building Products)	145	37,593
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	108	7,468
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	109	29,595
Celsius Holdings, Inc.* (Beverages)	143	24,539
ChampionX Corp. (Energy Equipment & Services)	572	20,375
Chart Industries, Inc.* (Machinery)	122	20,633
Chemed Corp. (Health Care Providers & Services)	44	22,866
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	327	28,197
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	73	8,943
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	121	19,610
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	198	22,976
Ciena Corp.* (Communications Equipment)	435	20,559
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	159	11,760
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	248	20,056
Clean Harbors, Inc.* (Commercial Services & Supplies)	147	24,602
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,480	23,132
CNO Financial Group, Inc. (Insurance)	329	7,807
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	470	10,613
Coca-Cola Consolidated, Inc. (Beverages)	14	8,908
Cognex Corp. (Electronic Equipment, Instruments & Components)	501	21,262
Coherent Corp.* (Electronic Equipment, Instruments & Components)	379	12,371
Columbia Banking System, Inc. (Banks)	607	12,322

:: ProFund VP UltraMid-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	102	$7,558
Commerce Bancshares, Inc. (Banks)	330	15,833
Commercial Metals Co. (Metals & Mining)	340	16,799
CommVault Systems, Inc.* (Software)	128	8,654
Concentrix Corp. (Professional Services)	126	10,094
Corporate Office Properties Trust (Office REITs)	327	7,792
Coty, Inc.* - Class A (Personal Care Products)	1,042	11,431
Cousins Properties, Inc. (Office REITs)	442	9,004
Crane Co. (Machinery)	142	12,615
Crane NXT Co. (Machinery)	140	7,780
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	179	15,793
Crown Holdings, Inc. (Containers & Packaging)	351	31,056
CubeSmart (Specialized REITs)	654	24,937
Cullen/Frost Bankers, Inc. (Banks)	187	17,056
Curtiss-Wright Corp. (Aerospace & Defense)	111	21,715
Darling Ingredients, Inc.* (Food Products)	464	24,220
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	76	39,072
Dick's Sporting Goods, Inc. (Specialty Retail)	182	19,762
Dolby Laboratories, Inc. - Class A (Software)	173	13,712
Donaldson Co., Inc. (Machinery)	353	21,053
Doximity, Inc.* - Class A (Health Care Technology)	365	7,745
Dropbox, Inc.* - Class A (Software)	750	20,423
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	282	14,923
Dynatrace, Inc.* (Software)	691	32,290
Eagle Materials, Inc. (Construction Materials)	103	17,151
East West Bancorp, Inc. (Banks)	412	21,717
EastGroup Properties, Inc. (Industrial REITs)	132	21,982
EMCOR Group, Inc. (Construction & Engineering)	137	28,823
Encompass Health Corp. (Health Care Providers & Services)	292	19,611
EnerSys (Electrical Equipment)	119	11,266
Enovis Corp.* (Health Care Equipment & Supplies)	144	7,593
Envestnet, Inc.* (Software)	144	6,340
Envista Holdings Corp.* (Health Care Equipment & Supplies)	477	13,299
EPR Properties (Specialized REITs)	219	9,097
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,261	11,816
Equity LifeStyle Properties, Inc. (Residential REITs)	542	34,530
Erie Indemnity Co. - Class A (Insurance)	73	21,447
Esab Corp. (Machinery)	165	11,586
Essent Group, Ltd. (Financial Services)	311	14,707
Essential Utilities, Inc. (Water Utilities)	708	24,306
Euronet Worldwide, Inc.* (Financial Services)	137	10,875
Evercore, Inc. (Capital Markets)	101	13,926
Exelixis, Inc.* (Biotechnology)	926	20,233
ExlService Holdings, Inc.* (Professional Services)	482	13,515
Exponent, Inc. (Professional Services)	148	12,669
F.N.B. Corp. (Banks)	1,044	11,265
Federated Hermes, Inc. (Capital Markets)	257	8,705
First American Financial Corp. (Insurance)	300	16,947
First Financial Bankshares, Inc. (Banks)	374	9,395
First Horizon Corp. (Banks)	1,625	17,908
First Industrial Realty Trust, Inc. (Industrial REITs)	385	18,322
FirstCash Holdings, Inc. (Consumer Finance)	108	10,841
Five Below, Inc.* (Specialty Retail)	162	26,066
Flowers Foods, Inc. (Food Products)	559	12,399
Flowserve Corp. (Machinery)	382	15,192
Fluor Corp.* (Construction & Engineering)	417	15,304
FNF Group (Insurance)	752	31,057
Fortune Brands Innovations, Inc. (Building Products)	369	22,937
Fox Factory Holding Corp.* (Automobile Components)	123	12,187
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	643	10,063
FTI Consulting, Inc.* (Professional Services)	99	17,663
GameStop Corp.*(a) - Class A (Specialty Retail)	780	12,839
Gaming & Leisure Properties, Inc. (Specialized REITs)	764	34,801
GATX Corp. (Trading Companies & Distributors)	103	11,209
Genpact, Ltd. (Professional Services)	485	17,557
Gentex Corp. (Automobile Components)	679	22,095
Glacier Bancorp, Inc. (Banks)	323	9,206
Globus Medical, Inc.* (Health Care Equipment & Supplies)	341	16,931
GoDaddy, Inc.* - Class A (IT Services)	427	31,803
Graco, Inc. (Machinery)	492	35,857
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	6,413
Grand Canyon Education, Inc.* (Diversified Consumer Services)	87	10,169
Graphic Packaging Holding Co. (Containers & Packaging)	894	19,918
Greif, Inc. - Class A (Containers & Packaging)	74	4,944
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	287	8,280
GXO Logistics, Inc.* (Air Freight & Logistics)	346	20,293
H&R Block, Inc. (Diversified Consumer Services)	443	19,076
Haemonetics Corp.* (Health Care Equipment & Supplies)	148	13,258
Halozyme Therapeutics, Inc.* (Biotechnology)	384	14,669
Hancock Whitney Corp. (Banks)	251	9,284
Harley-Davidson, Inc. (Automobile Components)	375	12,398

September 30, 2023 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Healthcare Realty Trust, Inc. (Health Care REITs)	1,108	$16,919
HealthEquity, Inc.* (Health Care Providers & Services)	249	18,189
Helen of Troy, Ltd.* (Household Durables)	70	8,159
Hertz Global Holdings, Inc.* (Ground Transportation)	389	4,765
Hexcel Corp. (Aerospace & Defense)	246	16,024
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	423	24,081
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	211	8,588
Home BancShares, Inc. (Banks)	548	11,475
Hubbell, Inc. (Electrical Equipment)	156	48,892
ICU Medical, Inc.* (Health Care Equipment & Supplies)	59	7,022
IDACORP, Inc. (Electric Utilities)	147	13,767
Inari Medical, Inc.* (Health Care Equipment & Supplies)	149	9,745
Independence Realty Trust, Inc. (Residential REITs)	653	9,188
Ingredion, Inc. (Food Products)	192	18,893
Insperity, Inc. (Professional Services)	105	10,248
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	206	7,867
Interactive Brokers Group, Inc. (Capital Markets)	311	26,919
International Bancshares Corp. (Banks)	155	6,718
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	87	8,834
Iridium Communications, Inc. (Diversified Telecommunication Services)	364	16,558
ITT, Inc. (Machinery)	239	23,400
Jabil, Inc. (Electronic Equipment, Instruments & Components)	381	48,344
Janus Henderson Group PLC (Capital Markets)	386	9,967
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	184	23,817
Jefferies Financial Group, Inc. (Capital Markets)	514	18,828
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	139	19,624
KB Home (Household Durables)	226	10,459
KBR, Inc. (Professional Services)	393	23,163
Kemper Corp. (Insurance)	175	7,355
Kilroy Realty Corp. (Office REITs)	310	9,799
Kinsale Capital Group, Inc. (Insurance)	64	26,504
Kirby Corp.* (Marine Transportation)	173	14,324
Kite Realty Group Trust (Retail REITs)	638	13,666
Knife River Corp.* (Construction Materials)	148	7,227
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	469	23,520
Kohl's Corp. (Broadline Retail)	322	6,749
Kyndryl Holdings, Inc.* (IT Services)	666	10,057
Lamar Advertising Co. - Class A (Specialized REITs)	255	21,285
Lancaster Colony Corp. (Food Products)	59	9,737
Landstar System, Inc. (Ground Transportation)	105	18,579
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	199	13,827
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	401	34,457
Lear Corp. (Automobile Components)	171	22,947
Leggett & Platt, Inc. (Household Durables)	388	9,859
Lennox International, Inc. (Building Products)	93	34,823
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	265	18,902
Lincoln Electric Holdings, Inc. (Machinery)	167	30,359
Lithia Motors, Inc. (Specialty Retail)	80	23,626
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	72	17,807
LivaNova PLC* (Health Care Equipment & Supplies)	157	8,302
Louisiana-Pacific Corp. (Paper & Forest Products)	187	10,335
Lumentum Holdings, Inc.* (Communications Equipment)	200	9,036
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	157	12,808
Macy's, Inc. (Broadline Retail)	793	9,207
Manhattan Associates, Inc.* (Software)	179	35,381
ManpowerGroup, Inc. (Professional Services)	144	10,558
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	99	9,962
Masimo Corp.* (Health Care Equipment & Supplies)	129	11,311
MasTec, Inc.* (Construction & Engineering)	176	12,667
Matador Resources Co. (Oil, Gas & Consumable Fuels)	322	19,153
Mattel, Inc.* (Leisure Products)	1,030	22,691
Maximus, Inc. (Professional Services)	177	13,218
MDU Resources Group, Inc. (Construction & Engineering)	592	11,591
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,741	9,488
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	68	16,465
MGIC Investment Corp. (Financial Services)	821	13,702
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	183	15,837
Morningstar, Inc. (Capital Markets)	76	17,802
MP Materials Corp.* (Metals & Mining)	419	8,003
MSA Safety, Inc. (Commercial Services & Supplies)	107	16,869
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	138	13,545
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	432	19,591
Murphy USA, Inc. (Specialty Retail)	57	19,479
National Fuel Gas Co. (Gas Utilities)	267	13,860
National Instruments Corp. (Electronic Equipment, Instruments & Components)	383	22,833
National Storage Affiliates Trust (Specialized REITs)	241	7,649
NCR Corp.* (Software)	389	10,491
Neogen Corp.* (Health Care Equipment & Supplies)	573	10,623
Neurocrine Biosciences, Inc.* (Biotechnology)	284	31,951

:: ProFund VP UltraMid-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
New Jersey Resources Corp. (Gas Utilities)	284	$11,539
New York Community Bancorp, Inc. (Banks)	2,102	23,837
NewMarket Corp. (Chemicals)	20	9,101
Nexstar Media Group, Inc. (Media)	97	13,907
NNN REIT, Inc. (Retail REITs)	531	18,765
Nordstrom, Inc. (Broadline Retail)	282	4,213
NorthWestern Corp. (Multi-Utilities)	175	8,411
NOV, Inc. (Energy Equipment & Services)	1,146	23,952
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	104	14,918
nVent Electric PLC (Electrical Equipment)	482	25,541
OGE Energy Corp. (Electric Utilities)	583	19,430
Old National Bancorp (Banks)	851	12,374
Old Republic International Corp. (Insurance)	770	20,744
Olin Corp. (Chemicals)	366	18,293
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	180	13,892
Omega Healthcare Investors, Inc. (Health Care REITs)	712	23,610
ONE Gas, Inc. (Gas Utilities)	161	10,993
Option Care Health, Inc.* (Health Care Providers & Services)	523	16,919
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	156	10,908
Oshkosh Corp. (Machinery)	190	18,132
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	739	35,154
Owens Corning (Building Products)	261	35,603
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	628	7,737
Patterson Cos., Inc. (Health Care Providers & Services)	248	7,351
Paylocity Holding Corp.* (Professional Services)	125	22,713
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	320	17,130
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	439	10,075
Penske Automotive Group, Inc. (Specialty Retail)	57	9,522
Penumbra, Inc.* (Health Care Equipment & Supplies)	112	27,093
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	454	26,722
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	807	11,266
Perrigo Co. PLC (Pharmaceuticals)	394	12,588
Physicians Realty Trust (Health Care REITs)	694	8,460
Pilgrim's Pride Corp.* (Food Products)	117	2,671
Pinnacle Financial Partners, Inc. (Banks)	223	14,950
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	246	12,098
PNM Resources, Inc. (Electric Utilities)	250	11,153
Polaris, Inc. (Leisure Products)	155	16,142
Portland General Electric Co. (Electric Utilities)	294	11,901
Post Holdings, Inc.* (Food Products)	148	12,690
PotlatchDeltic Corp. (Specialized REITs)	232	10,530
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	167	12,744
Primerica, Inc. (Insurance)	104	20,177
Progyny, Inc.* (Health Care Providers & Services)	241	8,199
Prosperity Bancshares, Inc. (Banks)	273	14,900
PVH Corp. (Textiles, Apparel & Luxury Goods)	182	13,925
Qualys, Inc.* (Software)	107	16,323
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	144	10,518
R1 RCM, Inc.* (Health Care Providers & Services)	573	8,635
Range Resources Corp. (Oil, Gas & Consumable Fuels)	702	22,752
Rayonier, Inc. (Specialized REITs)	397	11,299
RBC Bearings, Inc.* (Machinery)	85	19,901
Regal Rexnord Corp. (Electrical Equipment)	193	27,576
Reinsurance Group of America, Inc. (Insurance)	193	28,022
Reliance Steel & Aluminum Co. (Metals & Mining)	170	44,580
RenaissanceRe Holdings, Ltd. (Insurance)	149	29,490
Repligen Corp.* (Life Sciences Tools & Services)	151	24,011
Rexford Industrial Realty, Inc. (Industrial REITs)	601	29,659
RH* (Specialty Retail)	45	11,896
RLI Corp. (Insurance)	117	15,899
Royal Gold, Inc. (Metals & Mining)	191	20,309
RPM International, Inc. (Chemicals)	375	35,553
Ryder System, Inc. (Ground Transportation)	132	14,117
Sabra Health Care REIT, Inc. (Health Care REITs)	673	9,382
Saia, Inc.* (Ground Transportation)	77	30,697
Science Applications International Corp. (Professional Services)	156	16,464
SEI Investments Co. (Capital Markets)	293	17,647
Selective Insurance Group, Inc. (Insurance)	176	18,158
Sensata Technologies Holding PLC (Electrical Equipment)	443	16,754
Service Corp. International (Diversified Consumer Services)	439	25,084
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	107	21,303
Silgan Holdings, Inc. (Containers & Packaging)	243	10,476
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	93	10,778
Simpson Manufacturing Co., Inc. (Building Products)	124	18,576
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	391	19,139
SLM Corp. (Consumer Finance)	658	8,962
Sonoco Products Co. (Containers & Packaging)	285	15,490
Sotera Health Co.* (Life Sciences Tools & Services)	288	4,314
SouthState Corp. (Banks)	221	14,887
Southwest Gas Holdings, Inc. (Gas Utilities)	175	10,572

September 30, 2023 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,205	$20,672
Spire, Inc. (Gas Utilities)	153	8,657
Spirit Realty Capital, Inc. (Retail REITs)	411	13,781
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	297	12,712
STAG Industrial, Inc. (Industrial REITs)	523	18,049
Starwood Property Trust, Inc.(a) (Mortgage REITs)	864	16,718
Stericycle, Inc.* (Commercial Services & Supplies)	269	12,027
Stifel Financial Corp. (Capital Markets)	304	18,678
Sunrun, Inc.* (Electrical Equipment)	632	7,938
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	133	36,471
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	115	10,286
Synovus Financial Corp. (Banks)	425	11,815
Taylor Morrison Home Corp.* (Household Durables)	318	13,550
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	139	13,881
TEGNA, Inc. (Media)	586	8,538
Tempur Sealy International, Inc. (Household Durables)	501	21,713
Tenet Healthcare Corp.* (Health Care Providers & Services)	295	19,438
Teradata Corp.* (Software)	291	13,101
Terex Corp. (Machinery)	196	11,294
Tetra Tech, Inc. (Commercial Services & Supplies)	155	23,565
Texas Capital Bancshares, Inc.* (Banks)	140	8,246
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	194	18,643
The Boston Beer Co., Inc.* - Class A (Beverages)	28	10,907
The Brink's Co. (Commercial Services & Supplies)	135	9,806
The Chemours Co. (Chemicals)	431	12,090
The Gap, Inc. (Specialty Retail)	621	6,601
The Goodyear Tire & Rubber Co.* (Automobile Components)	825	10,255
The Hanover Insurance Group, Inc. (Insurance)	104	11,542
The Middleby Corp.* (Machinery)	156	19,968
The New York Times Co. - Class A (Media)	476	19,612
The Scotts Miracle-Gro Co. (Chemicals)	121	6,253
The Timken Co. (Machinery)	190	13,963
The Toro Co. (Machinery)	302	25,096
The Wendy's Co. (Hotels, Restaurants & Leisure)	493	10,062
The Western Union Co. (Financial Services)	1,090	14,366
Thor Industries, Inc. (Automobile Components)	155	14,745
TKO Group Holdings, Inc. (Entertainment)	152	12,777
Toll Brothers, Inc. (Household Durables)	318	23,520
TopBuild Corp.* (Household Durables)	92	23,147
Topgolf Callaway Brands Corp.* (Leisure Products)	416	5,757
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	215	7,897
Trex Co., Inc.* (Building Products)	316	19,475
UFP Industries, Inc. (Building Products)	180	18,432
UGI Corp. (Gas Utilities)	609	14,006
UMB Financial Corp. (Banks)	127	7,880
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	549	3,761
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	582	3,713
United Bankshares, Inc. (Banks)	393	10,843
United States Steel Corp. (Metals & Mining)	649	21,080
United Therapeutics Corp.* (Biotechnology)	137	30,944
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	127	19,937
Unum Group (Insurance)	535	26,317
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	661	26,242
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	112	24,853
Valaris, Ltd.* (Energy Equipment & Services)	185	13,871
Valley National Bancorp (Banks)	1,241	10,623
Valmont Industries, Inc. (Construction & Engineering)	61	14,653
Valvoline, Inc. (Specialty Retail)	403	12,993
Vicor Corp.* (Electrical Equipment)	65	3,828
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	369	9,122
Visteon Corp.* (Automobile Components)	82	11,322
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,005	33,345
Vontier Corp. (Electronic Equipment, Instruments & Components)	450	13,914
Vornado Realty Trust (Office REITs)	466	10,569
Voya Financial, Inc. (Financial Services)	308	20,467
Watsco, Inc. (Trading Companies & Distributors)	98	37,017
Watts Water Technologies, Inc. - Class A (Machinery)	80	13,826
Weatherford International PLC* (Energy Equipment & Services)	210	18,969
Webster Financial Corp. (Banks)	504	20,316
Werner Enterprises, Inc. (Ground Transportation)	184	7,167
WESCO International, Inc. (Trading Companies & Distributors)	129	18,553
Westlake Corp. (Chemicals)	93	11,594
WEX, Inc.* (Financial Services)	125	23,512
Williams-Sonoma, Inc. (Specialty Retail)	187	29,060
Wingstop, Inc. (Hotels, Restaurants & Leisure)	87	15,646
Wintrust Financial Corp. (Banks)	178	13,439
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	362	13,792
Woodward, Inc. (Aerospace & Defense)	176	21,870
Worthington Industries, Inc. (Metals & Mining)	89	5,502
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	245	17,037
XPO, Inc.* (Ground Transportation)	337	25,160
YETI Holdings, Inc.* (Leisure Products)	252	12,151
Ziff Davis, Inc.* (Interactive Media & Services)	135	8,598
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	888	14,563

:: ProFund VP UltraMid-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
TOTAL COMMON STOCKS
(Cost $4,318,336)		$6,573,459

Repurchase Agreements(b)(c) (18.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $1,552,975	$1,551,000	$1,551,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,551,000)		1,551,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(e)	40,035	$40,035
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $40,035)		40,035
TOTAL INVESTMENT SECURITIES
(Cost $5,909,371) - 99.0%		8,164,494
Net other assets (liabilities) - 1.0%		81,470
NET ASSETS - 100.0%		$8,245,964

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $38,988.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $1,353,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	12/18/23	$1,008,160	$(43,888)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/23	5.83%	$2,832,775	$18,592
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/23	5.60%	668,585	4,127
				$3,501,360	$22,719
S&P MidCap 400	UBS AG	10/27/23	5.68%	$4,087,213	$29,094
SPDR S&P MidCap 400 ETF	UBS AG	10/27/23	5.63%	1,323,124	8,166
				$5,410,337	$37,260
				$8,911,697	$59,979

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP UltraMid-Cap ::

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$79,554	1.0%
Air Freight & Logistics	20,293	0.2%
Automobile Components	137,253	1.7%
Banks	336,411	4.0%
Beverages	44,354	0.5%
Biotechnology	106,180	1.3%
Broadline Retail	34,061	0.4%
Building Products	255,634	3.1%
Capital Markets	145,767	1.8%
Chemicals	143,056	1.7%
Commercial Services & Supplies	86,869	1.1%
Communications Equipment	37,479	0.5%
Construction & Engineering	116,586	1.4%
Construction Materials	24,378	0.3%
Consumer Finance	40,880	0.5%
Consumer Staples Distribution & Retail	131,456	1.6%
Containers & Packaging	127,064	1.5%
Diversified Consumer Services	60,742	0.7%
Diversified Telecommunication Services	26,621	0.3%
Electric Utilities	65,069	0.8%
Electrical Equipment	157,293	1.9%
Electronic Equipment, Instruments & Components	228,270	2.8%
Energy Equipment & Services	77,167	0.9%
Entertainment	12,777	0.2%
Financial Services	97,629	1.2%
Food Products	80,610	1.0%
Gas Utilities	69,627	0.9%
Ground Transportation	134,247	1.6%
Health Care Equipment & Supplies	178,692	2.2%
Health Care Providers & Services	148,924	1.8%
Health Care REITs	67,859	0.8%
Health Care Technology	7,745	0.1%
Hotel & Resort REITs	7,737	0.1%
Hotels, Restaurants & Leisure	224,612	2.7%
Household Durables	110,407	1.3%
Independent Power and Renewable Electricity Producers	44,253	0.5%
Industrial REITs	88,012	1.1%
Insurance	312,366	3.8%
Interactive Media & Services	23,161	0.3%
IT Services	41,860	0.5%
Leisure Products	72,778	0.9%
Life Sciences Tools & Services	71,391	0.9%
Machinery	322,064	3.8%
Marine Transportation	14,324	0.2%
Media	50,060	0.6%
Metals & Mining	154,487	2.0%
Mortgage REITs	43,748	0.5%
Multi-Utilities	18,276	0.2%
Office REITs	37,164	0.5%
Oil, Gas & Consumable Fuels	307,723	3.8%
Paper & Forest Products	10,335	0.1%
Personal Care Products	27,181	0.3%
Pharmaceuticals	36,405	0.4%
Professional Services	200,098	2.4%
Real Estate Management & Development	19,624	0.2%
Residential REITs	57,042	0.7%
Retail REITs	79,862	1.0%
Semiconductors & Semiconductor Equipment	155,791	1.9%
Software	189,588	2.3%
Specialized REITs	119,598	1.4%
Specialty Retail	183,653	2.2%
Technology Hardware, Storage & Peripherals	36,471	0.4%
Textiles, Apparel & Luxury Goods	128,211	1.6%
Trading Companies & Distributors	80,324	1.0%
Water Utilities	24,306	0.3%
Other**	1,672,505	20.3%
Total	$8,245,964	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.7%)

	Shares	Value
Adobe, Inc.* (Software)	4,604	$2,347,580
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	16,322	1,678,228
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,307	590,963
Align Technology, Inc.* (Health Care Equipment & Supplies)	773	236,012
Alphabet, Inc.* - Class A (Interactive Media & Services)	27,947	3,657,144
Alphabet, Inc.* - Class C (Interactive Media & Services)	27,325	3,602,801
Amazon.com, Inc.* (Broadline Retail)	48,601	6,178,159
American Electric Power Co., Inc. (Electric Utilities)	5,204	391,444
Amgen, Inc. (Biotechnology)	5,404	1,452,379
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,034	881,403
ANSYS, Inc.* (Software)	877	260,951
Apple, Inc. (Technology Hardware, Storage & Peripherals)	73,643	12,608,418
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,451	1,170,041
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	876	515,666
AstraZeneca PLCADR (Pharmaceuticals)	5,885	398,532
Atlassian Corp.* - Class A (Software)	1,549	312,139
Autodesk, Inc.* (Software)	2,159	446,719
Automatic Data Processing, Inc. (Professional Services)	4,162	1,001,294
Baker Hughes Co. (Energy Equipment & Services)	10,200	360,264
Biogen, Inc.* (Biotechnology)	1,463	376,006
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	361	1,113,307
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,169	3,462,688
Cadence Design Systems, Inc.* (Software)	2,746	643,388
Charter Communications, Inc.* - Class A (Media)	1,512	665,008
Cintas Corp. (Commercial Services & Supplies)	1,028	494,478
Cisco Systems, Inc. (Communications Equipment)	41,166	2,213,084
Cognizant Technology Solutions Corp. - Class A (IT Services)	5,102	345,609
Comcast Corp. - Class A (Media)	41,577	1,843,524
Constellation Energy Corp. (Electric Utilities)	3,249	354,401
Copart, Inc.* (Commercial Services & Supplies)	9,646	415,646
CoStar Group, Inc.* (Professional Services)	4,125	317,171
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,480	2,531,021
Crowdstrike Holdings, Inc.* - Class A (Software)	2,284	382,296
CSX Corp. (Ground Transportation)	20,268	623,241
Datadog, Inc.* - Class A (Software)	3,021	275,183
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,918	365,549
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,806	279,713
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	2,222	236,532
eBay, Inc. (Broadline Retail)	5,376	237,028
Electronic Arts, Inc. (Entertainment)	2,737	329,535
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,377	165,447
Exelon Corp. (Electric Utilities)	10,054	379,941
Fastenal Co. (Trading Companies & Distributors)	5,772	315,382
Fortinet, Inc.* (Software)	7,933	465,508
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	4,595	312,644
Gilead Sciences, Inc. (Biotechnology)	12,587	943,270
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	5,533	321,965
Honeywell International, Inc. (Industrial Conglomerates)	6,707	1,239,051
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	839	366,870
Illumina, Inc.* (Life Sciences Tools & Services)	1,599	219,511
Intel Corp. (Semiconductors & Semiconductor Equipment)	42,307	1,504,014
Intuit, Inc. (Software)	2,829	1,445,449
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,549	1,037,337
JD.com, Inc.ADR (Broadline Retail)	4,582	133,474
Keurig Dr Pepper, Inc. (Beverages)	14,115	445,611
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,381	633,409
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,339	839,245
Lucid Group, Inc.*(a) (Automobile Components)	22,958	128,335
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,227	473,143
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,013	592,235
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,716	471,797
MercadoLibre, Inc.* (Broadline Retail)	506	641,547
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	14,675	4,405,583
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,499	429,197
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,065	752,752
Microsoft Corp. (Software)	34,997	11,050,303
Moderna, Inc.* (Biotechnology)	3,845	397,150
Mondelez International, Inc. - Class A (Food Products)	13,743	953,764
Monster Beverage Corp.* (Beverages)	10,582	560,317
Netflix, Inc.* (Entertainment)	4,477	1,690,515

:: ProFund VP UltraNasdaq-100 :: September 30, 2023

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,635	$5,061,110
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,604	520,592
Old Dominion Freight Line, Inc. (Ground Transportation)	1,104	451,691
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,359	405,169
O'Reilly Automotive, Inc.* (Specialty Retail)	609	553,496
PACCAR, Inc. (Machinery)	5,281	448,991
Palo Alto Networks, Inc.*(a) (Software)	3,090	724,420
Paychex, Inc. (Professional Services)	3,642	420,032
PayPal Holdings, Inc.* (Financial Services)	11,092	648,438
PDD Holdings, Inc.*ADR (Broadline Retail)	6,582	645,497
PepsiCo, Inc. (Beverages)	13,906	2,356,232
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	11,274	1,252,090
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,078	887,151
Ross Stores, Inc. (Specialty Retail)	3,441	388,661
Seagen, Inc.* (Biotechnology)	1,896	402,236
Sirius XM Holdings, Inc.(a) (Media)	38,816	175,448
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,571	1,056,085
Synopsys, Inc.* (Software)	1,536	704,978
Tesla, Inc.* (Automobile Components)	14,951	3,741,039
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,172	1,458,440
The Kraft Heinz Co. (Food Products)	12,408	417,405
The Trade Desk, Inc.* - Class A (Media)	4,507	352,222
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	11,885	1,664,494
Verisk Analytics, Inc. (Professional Services)	1,465	346,092
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,607	906,558
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	8,721	193,955
Warner Bros. Discovery, Inc.* (Entertainment)	24,622	267,395
Workday, Inc.* - Class A (Software)	2,091	449,251
Xcel Energy, Inc. (Electric Utilities)	5,572	318,830
Zoom Video Communications, Inc.* - Class A (Software)	2,569	179,676
Zscaler, Inc.* (Software)	1,474	229,340
TOTAL COMMON STOCKS
(Cost $59,384,068)		116,536,325

Repurchase Agreements(b)(c) (17.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $25,748,869	$25,716,000	$25,716,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,716,000)		25,716,000

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(e)	1,398,638	$1,398,638
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,398,638)		1,398,638
TOTAL INVESTMENT SECURITIES
(Cost $86,498,706) - 97.0%		143,650,963
Net other assets (liabilities) - 3.0%		4,375,931
NET ASSETS - 100.0%		$148,026,894

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,349,167.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $22,644,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2023 :: ProFund VP UltraNasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	55	12/18/23	$16,353,150	$(507,609)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/23	5.73%	$22,979,301	$259,359
Nasdaq-100 Index	Goldman Sachs International	10/27/23	5.93%	70,419,782	617,246
				$93,399,083	$876,605
Invesco QQQ Trust, Series 1 ETF	UBS AG	10/27/23	5.73%	$16,796,910	$146,129
Nasdaq-100 Index	UBS AG	10/27/23	6.13%	52,820,354	468,314
				$69,617,264	$614,443
				$163,016,347	$1,491,048

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Automobile Components	$3,869,374	2.6%
Beverages	3,362,160	2.3%
Biotechnology	5,364,750	3.6%
Broadline Retail	7,835,705	5.3%
Commercial Services & Supplies	910,124	0.6%
Communications Equipment	2,213,084	1.5%
Consumer Staples Distribution & Retail	2,961,508	2.0%
Electric Utilities	1,444,616	1.0%
Energy Equipment & Services	360,264	0.2%
Entertainment	2,287,445	1.5%
Financial Services	648,438	0.4%
Food Products	1,371,169	0.9%
Ground Transportation	1,074,932	0.7%
Health Care Equipment & Supplies	2,318,412	1.6%
Hotels, Restaurants & Leisure	3,352,590	2.3%
Industrial Conglomerates	1,239,051	0.8%
Interactive Media & Services	11,665,528	7.9%
IT Services	345,609	0.2%
Life Sciences Tools & Services	219,511	0.1%
Machinery	448,991	0.3%
Media	3,036,202	2.1%
Oil, Gas & Consumable Fuels	279,713	0.2%
Pharmaceuticals	398,532	0.3%
Professional Services	2,084,589	1.5%
Semiconductors & Semiconductor Equipment	21,523,253	14.6%
Software	19,917,181	13.5%
Specialty Retail	942,157	0.6%
Technology Hardware, Storage & Peripherals	12,608,418	8.5%
Textiles, Apparel & Luxury Goods	473,143	0.3%
Trading Companies & Distributors	315,382	0.2%
Wireless Telecommunication Services	1,664,494	1.1%
Other**	31,490,569	21.3%
Total	$148,026,894	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $4,003	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES
(Cost $4,000) - 96.1%		4,000
Net other assets (liabilities) - 3.9%		161
NET ASSETS - 100.0%		$4,161

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/23	(5.68)%	$(5,483)	$9
Dow Jones Industrial Average	UBS AG	10/27/23	(5.18)%	(2,825)	4
				$(8,308)	$13

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $1,577,006	$1,575,000	$1,575,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,575,000)		1,575,000
TOTAL INVESTMENT SECURITIES
(Cost $1,575,000) - 101.5%		1,575,000
Net other assets (liabilities) - (1.5)%		(22,465)
NET ASSETS - 100.0%		$1,552,535

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $310,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/23	(5.68)%	$(2,243,652)	$(11,196)
Nasdaq-100 Index	UBS AG	10/27/23	(5.48)%	(857,116)	(7,675)
				$(3,100,768)	$(18,871)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	109	$763
1st Source Corp. (Banks)	70	2,946
23andMe Holding Co.* - Class A (Health Care Providers & Services)	1,101	1,076
2seventy bio, Inc.* (Biotechnology)	210	823
2U, Inc.* (Diversified Consumer Services)	331	818
374Water, Inc.* (Machinery)	251	311
3D Systems Corp.* (Machinery)	533	2,617
4D Molecular Therapeutics, Inc.* (Biotechnology)	164	2,088
5E Advanced Materials, Inc.* (Metals & Mining)	164	371
89bio, Inc.* (Biotechnology)	258	3,984
8x8, Inc.* (Software)	487	1,227
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	92	613
A10 Networks, Inc. (Software)	295	4,434
Aadi Bioscience, Inc.* (Biotechnology)	68	329
AAON, Inc. (Building Products)	283	16,094
AAR Corp.* (Aerospace & Defense)	144	8,572
Aaron's Co., Inc. (The) (Specialty Retail)	128	1,340
Abercrombie & Fitch Co.* (Specialty Retail)	204	11,499
ABM Industries, Inc. (Commercial Services & Supplies)	277	11,082
Acacia Research Corp.* (Financial Services)	159	580
Academy Sports & Outdoors, Inc. (Specialty Retail)	312	14,747
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	506	10,545
Acadia Realty Trust (Retail REITs)	390	5,597
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	2,464
ACCO Brands Corp. (Commercial Services & Supplies)	386	2,216
Accolade, Inc.* (Health Care Providers & Services)	283	2,994
Accuray, Inc.* (Health Care Equipment & Supplies)	389	1,058
ACELYRIN, Inc.* (Biotechnology)	138	1,403
ACI Worldwide, Inc.* (Software)	453	10,220
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	290	1,987
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	201	3,639
ACNB Corp. (Banks)	35	1,106
Acrivon Therapeutics, Inc.* (Biotechnology)	36	344
Actinium Pharmaceuticals, Inc.* (Biotechnology)	111	657
Acushnet Holdings Corp. (Leisure Products)	130	6,895
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	531	8,060
AdaptHealth Corp.* (Health Care Providers & Services)	400	3,640
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	474	2,583
Addus HomeCare Corp.* (Health Care Providers & Services)	65	5,537
Adeia, Inc. (Software)	447	4,774
Adicet Bio, Inc.* (Biotechnology)	127	174
Adient PLC* (Automobile Components)	399	14,643
ADMA Biologics, Inc.* (Biotechnology)	879	3,147
Adtalem Global Education, Inc.* (Diversified Consumer Services)	182	7,799
ADTRAN Holdings, Inc. (Communications Equipment)	326	2,683
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	157	16,190
AdvanSix, Inc. (Chemicals)	111	3,450
Advantage Solutions, Inc.*(a) (Media)	363	1,031
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	108	4,936
Aerovate Therapeutics, Inc.* (Biotechnology)	47	638
AeroVironment, Inc.* (Aerospace & Defense)	109	12,157
AerSale Corp.* (Aerospace & Defense)	107	1,599
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	332	254
AFC Gamma, Inc. (Mortgage REITs)	68	798
Agenus, Inc.* (Biotechnology)	1,462	1,652
Agiliti, Inc.* (Health Care Providers & Services)	124	805
Agilysys, Inc.* (Software)	84	5,557
Agios Pharmaceuticals, Inc.* (Biotechnology)	232	5,742
Air Transport Services Group, Inc.* (Air Freight & Logistics)	235	4,904
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	51	349
Akero Therapeutics, Inc.* (Biotechnology)	214	10,824
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	289	218
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	93	432
Alamo Group, Inc. (Machinery)	42	7,260
Alarm.com Holdings, Inc.* (Software)	200	12,228
Albany International Corp. (Machinery)	131	11,303
Aldeyra Therapeutics, Inc.* (Biotechnology)	194	1,296
Alector, Inc.* (Biotechnology)	265	1,717
Alerus Financial Corp. (Financial Services)	76	1,382
Alexander & Baldwin, Inc. (Diversified REITs)	303	5,069
Alexander's, Inc. (Retail REITs)	9	1,640
Alico, Inc. (Food Products)	30	749
Alight, Inc.* - Class A (Professional Services)	1,663	11,791
Alignment Healthcare, Inc.* (Health Care Providers & Services)	355	2,464
Alkami Technology, Inc.* (Software)	165	3,006

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Alkermes PLC* (Biotechnology)	693	$19,411
Allakos, Inc.* (Biotechnology)	278	631
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	397	441
Allegiant Travel Co. (Passenger Airlines)	66	5,073
ALLETE, Inc. (Electric Utilities)	242	12,778
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	54	1,670
Allogene Therapeutics, Inc.* (Biotechnology)	343	1,087
Allovir, Inc.* (Biotechnology)	213	458
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	97	2,894
Alpha Metallurgical Resources, Inc. (Metals & Mining)	52	13,506
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	335	4,345
Alpine Immune Sciences, Inc.* (Biotechnology)	133	1,523
Alpine Income Property Trust, Inc. (Diversified REITs)	54	883
Alta Equipment Group, Inc. (Trading Companies & Distributors)	96	1,158
Altair Engineering, Inc.* - Class A (Software)	224	14,013
AlTi Global, Inc.* (Capital Markets)	88	612
Altimmune, Inc.* (Biotechnology)	206	536
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	267	1,402
ALX Oncology Holdings, Inc.* (Biotechnology)	90	432
Amalgamated Financial Corp. (Banks)	74	1,274
A-Mark Precious Metals, Inc. (Financial Services)	79	2,317
Ambac Financial Group, Inc.* (Insurance)	185	2,231
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	158	8,379
AMC Networks, Inc.* - Class A (Media)	129	1,520
Amerant Bancorp, Inc. (Banks)	108	1,884
Ameresco, Inc.*(a) - Class A (Construction & Engineering)	134	5,167
American Assets Trust, Inc. (Diversified REITs)	204	3,968
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	477	3,463
American Eagle Outfitters, Inc. (Specialty Retail)	763	12,673
American Equity Investment Life Holding Co. (Insurance)	325	17,433
American National Bankshares, Inc. (Banks)	43	1,631
American Realty Investors, Inc.* (Real Estate Management & Development)	6	88
American Software, Inc. - Class A (Software)	135	1,547
American States Water Co. (Water Utilities)	155	12,196
American Vanguard Corp. (Chemicals)	113	1,235
American Well Corp.* - Class A (Health Care Technology)	1,024	1,198
American Woodmark Corp.* (Building Products)	69	5,217
America's Car-Mart, Inc.* (Specialty Retail)	25	2,275
Ameris Bancorp (Banks)	277	10,634
AMERISAFE, Inc. (Insurance)	80	4,006
Ames National Corp. (Banks)	36	597
Amicus Therapeutics, Inc.* (Biotechnology)	1,171	14,239
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	428	9,673
AMMO, Inc.* (Leisure Products)	377	762
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	166	14,140
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	509	2,148
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	159	7,312
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	151	1,110
Amplitude, Inc.* - Class A (Software)	283	3,274
Amprius Technologies, Inc.* (Electrical Equipment)	22	104
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	212	3,882
AnaptysBio, Inc.* (Biotechnology)	78	1,401
Anavex Life Sciences Corp.*(a) (Biotechnology)	298	1,952
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	49	418
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	158	1,155
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	61	3,542
Anika Therapeutics, Inc.* (Biotechnology)	61	1,136
Annexon, Inc.* (Biotechnology)	191	451
Anterix, Inc.* (Diversified Telecommunication Services)	54	1,695
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	450	2,894
Apartment Investment and Management Co.* (Residential REITs)	620	4,216
API Group Corp.* (Construction & Engineering)	874	22,662
Apogee Enterprises, Inc. (Building Products)	92	4,331
Apogee Therapeutics, Inc.* (Biotechnology)	81	1,725
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	593	6,007
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	179	5,522
Appfolio, Inc.* - Class A (Software)	80	14,610
Appian Corp.* - Class A (Software)	171	7,799
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	901	13,821
Applied Digital Corp.*(a) (Software)	288	1,797
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	161	24,892
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	761	11,553
Arbutus Biopharma Corp.* (Biotechnology)	521	1,058
ArcBest Corp. (Ground Transportation)	101	10,267
Arcellx, Inc.* (Biotechnology)	158	5,669
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	76	12,970

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	637	$3,223
Archrock, Inc. (Energy Equipment & Services)	581	7,321
Arcosa, Inc. (Construction & Engineering)	203	14,596
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	97	2,478
Arcus Biosciences, Inc.* (Biotechnology)	220	3,949
Arcutis Biotherapeutics, Inc.* (Biotechnology)	215	1,142
Ardelyx, Inc.* (Biotechnology)	889	3,627
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	172	2,238
Ares Commercial Real Estate Corp. (Mortgage REITs)	217	2,066
Argan, Inc. (Construction & Engineering)	53	2,413
Argo Group International Holdings, Ltd. (Insurance)	134	3,999
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	125	1,248
Arko Corp. (Specialty Retail)	344	2,460
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	365	3,760
Armada Hoffler Properties, Inc. (Diversified REITs)	281	2,877
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	957	4,067
Array Technologies, Inc.* (Electrical Equipment)	633	14,046
Arrow Financial Corp. (Banks)	62	1,052
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	422	11,339
ARS Pharmaceuticals, Inc.* (Biotechnology)	101	382
Artesian Resources Corp. - Class A (Water Utilities)	38	1,596
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	257	9,617
Artivion, Inc.* (Health Care Equipment & Supplies)	164	2,486
Arvinas, Inc.* (Pharmaceuticals)	205	4,026
Asana, Inc.* - Class A (Software)	332	6,079
Asbury Automotive Group, Inc.* (Specialty Retail)	87	20,015
ASGN, Inc.* (Professional Services)	201	16,418
Aspen Aerogels, Inc.* (Chemicals)	213	1,832
Assertio Holdings, Inc.* (Pharmaceuticals)	371	950
AssetMark Financial Holdings, Inc.* (Capital Markets)	92	2,307
Associated Banc-Corp. (Banks)	633	10,831
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	336	1,277
Astec Industries, Inc. (Machinery)	95	4,475
Astria Therapeutics, Inc.* (Biotechnology)	107	798
Astronics Corp.* (Aerospace & Defense)	109	1,729
Asure Software, Inc.* (Professional Services)	79	747
Atara Biotherapeutics, Inc.* (Biotechnology)	404	598
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	320	960
ATI, Inc.* (Metals & Mining)	539	22,180
Atkore, Inc.* (Electrical Equipment)	161	24,020
Atlanta Braves Holdings, Inc.* (Entertainment)	190	6,789
Atlanta Braves Holdings, Inc.* (Entertainment)	42	1,641
Atlantic Union Bankshares Corp. (Banks)	314	9,037
Atlanticus Holdings Corp.* (Consumer Finance)	19	576
Atlas Energy Solutions, Inc. - Class A (Energy Equipment & Services)	68	1,512
Atmus Filtration Technologies, Inc.* (Automobile Components)	69	1,439
ATN International, Inc. (Diversified Telecommunication Services)	46	1,452
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	88	551
AtriCure, Inc.* (Health Care Equipment & Supplies)	195	8,541
Atrion Corp. (Health Care Equipment & Supplies)	6	2,479
Aura Biosciences, Inc.* (Biotechnology)	115	1,032
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	565	4,390
Aurora Innovation, Inc.* (Commercial Services & Supplies)	1,391	3,269
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	193	3,902
Avantax, Inc.* (Capital Markets)	160	4,093
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	206	245
AvePoint, Inc.* (Software)	640	4,301
Aviat Networks, Inc.* (Communications Equipment)	46	1,435
Avid Bioservices, Inc.* (Biotechnology)	259	2,445
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	142	3,816
Avidity Biosciences, Inc.* (Biotechnology)	295	1,882
AvidXchange Holdings, Inc.* (Financial Services)	624	5,916
Avient Corp. (Chemicals)	378	13,351
Avista Corp. (Multi-Utilities)	315	10,197
Avita Medical, Inc.* (Biotechnology)	105	1,534
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	136	22,175
Axogen, Inc.* (Health Care Equipment & Supplies)	170	850
Axonics, Inc.* (Health Care Equipment & Supplies)	205	11,505
Axos Financial, Inc.* (Banks)	238	9,011
Axsome Therapeutics, Inc.* (Pharmaceuticals)	147	10,274
AZZ, Inc. (Building Products)	104	4,740
B Riley Financial, Inc.(a) (Capital Markets)	78	3,197
B&G Foods, Inc. (Food Products)	297	2,937
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	246	1,036
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	123	17,696
Bakkt Holdings, Inc.* (Capital Markets)	291	340
Balchem Corp. (Chemicals)	134	16,621
Bally's Corp.* (Hotels, Restaurants & Leisure)	123	1,613
Banc of California, Inc. (Banks)	225	2,786

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
BancFirst Corp. (Banks)	92	$7,979
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	115	2,438
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	98	1,104
Bank First Corp. (Banks)	39	3,009
Bank of Hawaii Corp.(a) (Banks)	164	8,149
Bank of Marin Bancorp (Banks)	66	1,206
Bank7 Corp. (Banks)	16	360
BankUnited, Inc. (Banks)	311	7,060
Bankwell Financial Group, Inc. (Banks)	25	607
Banner Corp. (Banks)	143	6,060
Bar Harbor Bankshares (Banks)	62	1,465
BARK, Inc.* (Specialty Retail)	557	668
Barnes Group, Inc. (Machinery)	205	6,964
Barrett Business Services, Inc. (Professional Services)	28	2,527
BayCom Corp. (Banks)	49	941
BCB Bancorp, Inc. (Banks)	63	702
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	225	17,363
Beam Therapeutics, Inc.* (Biotechnology)	291	6,999
Beazer Homes USA, Inc.* (Household Durables)	123	3,064
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	44	2,100
Belden, Inc. (Electronic Equipment, Instruments & Components)	178	17,186
BellRing Brands, Inc.* (Personal Care Products)	560	23,089
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	148	3,590
Benson Hill, Inc.* (Food Products)	723	240
Berkshire Hills Bancorp, Inc. (Banks)	184	3,689
Berry Corp. (Oil, Gas & Consumable Fuels)	319	2,616
Beyond Air, Inc.* (Health Care Equipment & Supplies)	113	261
Beyond Meat, Inc.*(a) (Food Products)	248	2,386
BGC Group, Inc. - Class A (Capital Markets)	1,313	6,933
Big 5 Sporting Goods Corp. (Specialty Retail)	90	631
Big Lots, Inc. (Broadline Retail)	119	608
BigBear.ai Holdings, Inc.* (IT Services)	121	183
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	281	2,773
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	498
BioAtla, Inc.* (Biotechnology)	185	315
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	791	5,600
Biohaven, Ltd.* (Biotechnology)	243	6,320
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	145	2,002
Biomea Fusion, Inc.*(a) (Biotechnology)	83	1,142
Biote Corp.* - Class A (Pharmaceuticals)	58	297
BioVie, Inc.* (Biotechnology)	14	48
Bioxcel Therapeutics, Inc.* (Biotechnology)	85	215
Bit Digital, Inc.* (Software)	302	646
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	95	2,229
Black Hills Corp. (Multi-Utilities)	278	14,063
Blackbaud, Inc.* (Software)	182	12,798
Blackline, Inc.* (Software)	236	13,091
BlackSky Technology, Inc.* (Professional Services)	499	584
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	720	15,661
Blade Air Mobility, Inc.* (Passenger Airlines)	248	642
Blink Charging Co.*(a) (Electrical Equipment)	227	695
Bloom Energy Corp.* - Class A (Electrical Equipment)	805	10,674
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	366	9,000
Blue Bird Corp.* (Machinery)	73	1,559
Blue Foundry Bancorp* (Banks)	99	829
Blue Ridge Bankshares, Inc. (Banks)	74	334
Bluebird Bio, Inc.* (Biotechnology)	447	1,359
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	45	1,651
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	37	3,037
Blueprint Medicines Corp.* (Biotechnology)	254	12,756
Bluerock Homes Trust, Inc.* (Residential REITs)	1	10
Boise Cascade Co. (Trading Companies & Distributors)	166	17,105
Boot Barn Holdings, Inc.* (Specialty Retail)	124	10,068
Borr Drilling, Ltd.* (Energy Equipment & Services)	918	6,518
Boston Omaha Corp.* - Class A (Media)	98	1,606
Bowlero Corp.*(a) (Hotels, Restaurants & Leisure)	126	1,212
Bowman Consulting Group, Ltd.* (Construction & Engineering)	44	1,233
Box, Inc.* - Class A (Software)	589	14,260
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	274	759
Brandywine Realty Trust (Office REITs)	711	3,228
Braze, Inc.* - Class A (Software)	219	10,234
BRC, Inc.* - Class A (Food Products)	156	560
Bread Financial Holdings, Inc. (Consumer Finance)	211	7,216
Bridgebio Pharma, Inc.* (Biotechnology)	478	12,605
Bridgewater Bancshares, Inc.* (Banks)	85	806
Bright Green Corp.* (Pharmaceuticals)	252	100
Brightcove, Inc.* (IT Services)	180	592
Brightsphere Investment Group, Inc. (Capital Markets)	136	2,637
BrightSpire Capital, Inc. (Mortgage REITs)	538	3,368
BrightView Holdings, Inc.* (Commercial Services & Supplies)	173	1,341
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	183	5,781
Bristow Group, Inc.* (Energy Equipment & Services)	99	2,789
Broadstone Net Lease, Inc. (Diversified REITs)	785	11,226

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	779	$3,225
Brookfield Business Corp. - Class A (Industrial Conglomerates)	109	1,971
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	502	17,740
Brookline Bancorp, Inc. (Banks)	365	3,325
BRP Group, Inc.* - Class A (Insurance)	252	5,854
BRT Apartments Corp. (Residential REITs)	50	864
Build-A-Bear Workshop, Inc. (Specialty Retail)	55	1,618
Bumble, Inc.* - Class A (Interactive Media & Services)	423	6,311
Burke & Herbert Financial Services Corp. (Banks)	27	1,255
Business First Bancshares, Inc. (Banks)	100	1,876
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	583	688
Byline Bancorp, Inc. (Banks)	103	2,030
C&F Financial Corp. (Banks)	14	750
C3.ai, Inc.*(a) - Class A (Software)	253	6,457
Cabaletta Bio, Inc.* (Biotechnology)	144	2,192
Cabot Corp. (Chemicals)	231	16,001
Cactus, Inc. - Class A (Energy Equipment & Services)	270	13,557
Cadence Bank (Banks)	761	16,149
Cadiz, Inc.* (Water Utilities)	169	559
Cadre Holdings, Inc. (Aerospace & Defense)	81	2,159
Calavo Growers, Inc. (Food Products)	72	1,817
Caledonia Mining Corp. PLC (Metals & Mining)	69	680
Caleres, Inc. (Specialty Retail)	145	4,170
California Resources Corp. (Oil, Gas & Consumable Fuels)	300	16,803
California Water Service Group (Water Utilities)	241	11,402
Calix, Inc.* (Communications Equipment)	246	11,277
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	256	10,015
Cal-Maine Foods, Inc. (Food Products)	160	7,747
Cambium Networks Corp.* (Communications Equipment)	51	374
Cambridge Bancorp (Banks)	32	1,993
Camden National Corp. (Banks)	60	1,693
Camping World Holdings, Inc. - Class A (Specialty Retail)	175	3,572
Cannae Holdings, Inc.* (Financial Services)	299	5,573
Cano Health, Inc.* (Health Care Providers & Services)	1,053	267
Cantaloupe, Inc.* (Financial Services)	239	1,494
Capital Bancorp, Inc. (Banks)	40	765
Capital City Bank Group, Inc. (Banks)	55	1,641
Capitol Federal Financial, Inc. (Banks)	533	2,542
Capstar Financial Holdings, Inc. (Banks)	81	1,149
Cara Therapeutics, Inc.* (Pharmaceuticals)	195	328
Cardlytics, Inc.* (Media)	141	2,327
CareDx, Inc.* (Biotechnology)	217	1,519
CareMax, Inc.* (Health Care Providers & Services)	314	666
CareTrust REIT, Inc. (Health Care REITs)	418	8,569
Cargurus, Inc.* (Interactive Media & Services)	409	7,166
Caribou Biosciences, Inc.* (Biotechnology)	312	1,491
Carisma Therapeutics, Inc. (Biotechnology)	111	470
CarParts.com, Inc.* (Specialty Retail)	222	915
Carpenter Technology Corp. (Metals & Mining)	201	13,509
Carriage Services, Inc. (Diversified Consumer Services)	56	1,582
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	153	1,008
Cars.com, Inc.* (Interactive Media & Services)	278	4,687
Carter Bankshares, Inc.* (Banks)	99	1,240
Carvana Co.*(a) (Specialty Retail)	401	16,833
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	236	18,006
Cass Information Systems, Inc. (Financial Services)	57	2,123
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	166	2,762
Castle Biosciences, Inc.* (Health Care Providers & Services)	104	1,757
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	419	4,898
Cathay General Bancorp (Banks)	290	10,080
Cavco Industries, Inc.* (Household Durables)	37	9,829
CBIZ, Inc.* (Professional Services)	200	10,380
CBL & Associates Properties, Inc. (Retail REITs)	112	2,350
CECO Environmental Corp.* (Commercial Services & Supplies)	124	1,980
Celcuity, Inc.* (Biotechnology)	73	667
Celldex Therapeutics, Inc.* (Biotechnology)	194	5,339
Centerspace (Residential REITs)	63	3,796
Central Garden & Pet Co.* (Household Products)	41	1,810
Central Garden & Pet Co.* - Class A (Household Products)	164	6,575
Central Pacific Financial Corp. (Banks)	111	1,851
Central Valley Community Bancorp (Banks)	42	593
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	51	2,895
Century Aluminum Co.* (Metals & Mining)	220	1,582
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	115	590
Century Communities, Inc. (Household Durables)	119	7,947
Century Therapeutics, Inc.* (Biotechnology)	98	196
Cerence, Inc.* (Software)	168	3,422
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	258	5,632
Cerus Corp.* (Health Care Equipment & Supplies)	741	1,200
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	97	1,881
ChampionX Corp. (Energy Equipment & Services)	831	29,599
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	562	279
Chart Industries, Inc.* (Machinery)	180	30,441
Chase Corp. (Chemicals)	32	4,071

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Chatham Lodging Trust (Hotel & Resort REITs)	201	$1,924
Chegg, Inc.* (Diversified Consumer Services)	493	4,398
Chemung Financial Corp. (Banks)	15	594
Chesapeake Utilities Corp. (Gas Utilities)	73	7,136
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	68	1,001
Chico's FAS, Inc.* (Specialty Retail)	503	3,762
Chimera Investment Corp. (Mortgage REITs)	973	5,313
ChoiceOne Financial Services, Inc. (Banks)	29	570
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	175	28,363
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	75	2,669
Cimpress PLC* (Commercial Services & Supplies)	74	5,181
Cinemark Holdings, Inc.* (Entertainment)	459	8,422
Cipher Mining, Inc.* (Software)	174	405
CIRCOR International, Inc.* (Machinery)	85	4,739
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	513	351
Citizens & Northern Corp. (Banks)	62	1,088
Citizens Financial Services, Inc. (Banks)	16	767
City Holding Co. (Banks)	62	5,602
City Office REIT, Inc. (Diversified REITs)	163	693
Civista Bancshares, Inc. (Banks)	65	1,008
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	289	23,371
Claros Mortgage Trust, Inc. (Mortgage REITs)	379	4,199
Clarus Corp. (Leisure Products)	122	922
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	708	2,712
Cleanspark, Inc.* (Software)	462	1,760
Clear Channel Outdoor Holdings, Inc.* (Media)	1,566	2,474
Clear Secure, Inc. - Class A (Software)	348	6,626
Clearfield, Inc.* (Communications Equipment)	55	1,576
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	96	481
Clearwater Paper Corp.* (Paper & Forest Products)	70	2,538
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	17	731
Clipper Realty, Inc. (Residential REITs)	48	249
CNB Financial Corp. (Banks)	87	1,576
CNO Financial Group, Inc. (Insurance)	475	11,272
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	665	15,016
Coastal Financial Corp.* (Banks)	45	1,931
Coca-Cola Consolidated, Inc. (Beverages)	20	12,725
Codexis, Inc.* (Life Sciences Tools & Services)	278	525
Codorus Valley Bancorp, Inc. (Banks)	39	727
Coeur Mining, Inc.* (Metals & Mining)	1,383	3,070
Cogent Biosciences, Inc.* (Biotechnology)	339	3,305
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	181	11,205
Cohen & Steers, Inc. (Capital Markets)	109	6,833
Coherus Biosciences, Inc.* (Biotechnology)	417	1,560
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	195	6,716
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	145	3,241
Colony Bankcorp, Inc. (Banks)	69	690
Columbia Financial, Inc.* (Banks)	124	1,948
Columbus McKinnon Corp. (Machinery)	118	4,119
Comfort Systems USA, Inc. (Construction & Engineering)	148	25,220
Commercial Metals Co. (Metals & Mining)	490	24,211
Commercial Vehicle Group, Inc.* (Machinery)	134	1,040
CommScope Holding Co., Inc.* (Communications Equipment)	866	2,910
Community Bank System, Inc. (Banks)	223	9,413
Community Health Systems, Inc. (Health Care Providers & Services)	525	1,523
Community Healthcare Trust, Inc. (Health Care REITs)	107	3,178
Community Trust Bancorp, Inc. (Banks)	65	2,227
CommVault Systems, Inc.* (Software)	184	12,440
Compass Diversified Holdings (Financial Services)	264	4,955
Compass Minerals International, Inc. (Metals & Mining)	143	3,997
Compass Therapeutics, Inc.* (Biotechnology)	381	751
Compass, Inc.* - Class A (Real Estate Management & Development)	1,247	3,616
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	69	445
Computer Programs and Systems, Inc.* (Health Care Technology)	60	956
CompX International, Inc. (Commercial Services & Supplies)	6	112
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	384	4,236
Comtech Telecommunications Corp. (Communications Equipment)	114	998
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	108	927
Conduent, Inc.* (Professional Services)	719	2,502
CONMED Corp. (Health Care Equipment & Supplies)	128	12,909
ConnectOne Bancorp, Inc. (Banks)	155	2,764
Consensus Cloud Solutions, Inc.* (Software)	82	2,065
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	140	14,687
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	315	1,077
Consolidated Water Co., Ltd. (Water Utilities)	63	1,792
Constellium SE* (Metals & Mining)	529	9,628
Construction Partners, Inc.* - Class A (Construction & Engineering)	168	6,142
Consumer Portfolio Services, Inc.* (Consumer Finance)	35	317

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Contango ORE, Inc.* (Metals & Mining)	16	$290
ContextLogic, Inc.* - Class A (Broadline Retail)	94	415
Cooper-Standard Holdings, Inc.* (Automobile Components)	71	953
Corcept Therapeutics, Inc.* (Pharmaceuticals)	335	9,127
Core Laboratories, Inc. (Energy Equipment & Services)	196	4,706
Core Molding Technologies, Inc.* (Chemicals)	32	912
CoreCard Corp.* (Software)	30	600
CoreCivic, Inc.* (Commercial Services & Supplies)	475	5,344
CorMedix, Inc.* (Pharmaceuticals)	218	807
Corporate Office Properties Trust (Office REITs)	471	11,225
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	154	2,238
CorVel Corp.* (Health Care Providers & Services)	36	7,079
Costamare, Inc. (Marine Transportation)	202	1,943
Couchbase, Inc.* (Software)	142	2,437
Coursera, Inc.* (Diversified Consumer Services)	544	10,167
Covenant Logistics Group, Inc. (Ground Transportation)	35	1,535
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	18	333
CRA International, Inc. (Professional Services)	28	2,821
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	92	6,182
Crawford & Co. - Class A (Insurance)	60	560
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	408	6,222
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	160	2,022
Cricut, Inc. - Class A (Household Durables)	200	1,858
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	270	8,030
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	144	3,570
CrossFirst Bankshares, Inc.* (Banks)	186	1,877
CryoPort, Inc.* (Life Sciences Tools & Services)	168	2,303
CS Disco, Inc.* (Software)	94	624
CSG Systems International, Inc. (Professional Services)	132	6,748
CSW Industrials, Inc. (Building Products)	64	11,215
CTO Realty Growth, Inc. (Diversified REITs)	92	1,491
CTS Corp. (Electronic Equipment, Instruments & Components)	131	5,468
Cue Biopharma, Inc.* (Biotechnology)	144	331
Cullinan Oncology, Inc.* (Biotechnology)	99	896
Cushman & Wakefield PLC* (Real Estate Management & Development)	694	5,288
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	237	1,469
Customers Bancorp, Inc.* (Banks)	120	4,134
Cutera, Inc.* (Health Care Equipment & Supplies)	76	458
CVB Financial Corp. (Banks)	556	9,213
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	124	4,220
CVRx, Inc.* (Health Care Equipment & Supplies)	46	698
CXApp, Inc.* (IT Services)	8	14
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	410	6,113
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	506	2,793
Cytokinetics, Inc.* (Biotechnology)	389	11,460
Daily Journal Corp.* (Media)	6	1,764
Dakota Gold Corp.* (Metals & Mining)	224	578
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	157	1,400
Dana, Inc. (Automobile Components)	545	7,995
Danimer Scientific, Inc.* (Chemicals)	366	758
Daseke, Inc.* (Ground Transportation)	169	867
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	151	5,598
Day One Biopharmaceuticals, Inc.* (Biotechnology)	262	3,215
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	219	2,786
Definitive Healthcare Corp.* (Health Care Technology)	188	1,502
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	273	7,756
Deluxe Corp. (Commercial Services & Supplies)	182	3,438
Denali Therapeutics, Inc.* (Biotechnology)	493	10,171
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	213	20,876
Denny's Corp.* (Hotels, Restaurants & Leisure)	228	1,931
Design Therapeutics, Inc.* (Biotechnology)	137	323
Designer Brands, Inc. - Class A (Specialty Retail)	206	2,608
Desktop Metal, Inc.*(a) - Class A (Machinery)	1,171	1,710
Destination XL Group, Inc.* (Specialty Retail)	243	1,089
DHI Group, Inc.* (Interactive Media & Services)	179	548
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	573	5,902
Diamond Hill Investment Group, Inc. (Capital Markets)	12	2,023
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	425	6,239
DiamondRock Hospitality Co. (Hotel & Resort REITs)	879	7,058
Digi International, Inc.* (Communications Equipment)	147	3,969
Digimarc Corp.* (Software)	59	1,917
Digital Turbine, Inc.* (Software)	400	2,420
DigitalBridge Group, Inc. (Real Estate Management & Development)	676	11,883
DigitalOcean Holdings, Inc.* (IT Services)	265	6,368
Dillard's, Inc. - Class A (Broadline Retail)	15	4,962
Dime Community Bancshares, Inc. (Banks)	146	2,914

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	65	$3,214
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	189	14,901
Disc Medicine, Inc.* (Biotechnology)	37	1,738
Distribution Solutions Group, Inc.* (Building Products)	38	988
Diversified Healthcare Trust (Health Care REITs)	998	1,936
DMC Global, Inc.* (Energy Equipment & Services)	82	2,007
DocGo, Inc.* (Health Care Providers & Services)	325	1,732
Dole PLC (Food Products)	299	3,462
Domo, Inc.* - Class B (Software)	131	1,285
Donegal Group, Inc. - Class A (Insurance)	64	912
Donnelley Financial Solutions, Inc.* (Capital Markets)	103	5,797
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	134	3,850
Dorman Products, Inc. (Automobile Components)	110	8,334
Douglas Dynamics, Inc. (Machinery)	94	2,837
Douglas Elliman, Inc. (Real Estate Management & Development)	339	766
Douglas Emmett, Inc. (Office REITs)	686	8,753
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	116	179
Dream Finders Homes, Inc.* - Class A (Household Durables)	101	2,245
Dril-Quip, Inc.* (Energy Equipment & Services)	142	4,000
Ducommun, Inc.* (Aerospace & Defense)	55	2,393
Duluth Holdings, Inc.* - Class B (Specialty Retail)	56	337
Duolingo, Inc.* (Diversified Consumer Services)	120	19,903
DXP Enterprises, Inc.* (Trading Companies & Distributors)	59	2,061
Dycom Industries, Inc.* (Construction & Engineering)	120	10,680
Dynavax Technologies Corp.* (Biotechnology)	541	7,991
Dyne Therapeutics, Inc.* (Biotechnology)	177	1,586
Dynex Capital, Inc. (Mortgage REITs)	226	2,698
DZS, Inc.* (Communications Equipment)	91	191
E2open Parent Holdings, Inc.* (Software)	710	3,223
Eagle Bancorp, Inc. (Banks)	123	2,638
Eagle Bulk Shipping, Inc. (Marine Transportation)	39	1,639
Eagle Pharmaceuticals, Inc.* (Biotechnology)	43	678
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	239	4,837
Easterly Government Properties, Inc. (Office REITs)	393	4,492
Eastern Bankshares, Inc. (Banks)	648	8,126
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	238	1,002
Ebix, Inc. (Software)	110	1,087
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	143	2,395
Ecovyst, Inc.* (Chemicals)	398	3,916
Edgewell Personal Care Co. (Personal Care Products)	214	7,909
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	179	1,026
Editas Medicine, Inc.* (Biotechnology)	343	2,675
eGain Corp.* (Software)	89	546
eHealth, Inc.* (Insurance)	115	851
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	118	1,056
elf Beauty, Inc.* (Personal Care Products)	223	24,493
Ellington Financial, Inc. (Mortgage REITs)	273	3,404
Elme Communities (Residential REITs)	367	5,006
Embecta Corp. (Health Care Equipment & Supplies)	241	3,627
Emerald Holding, Inc.* (Media)	65	294
Emergent BioSolutions, Inc.* (Biotechnology)	211	717
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	53	510
Empire State Realty Trust, Inc. (Diversified REITs)	552	4,438
Employers Holdings, Inc. (Insurance)	112	4,474
Enact Holdings, Inc. (Financial Services)	125	3,404
Enanta Pharmaceuticals, Inc.* (Biotechnology)	84	938
Encore Capital Group, Inc.* (Consumer Finance)	97	4,633
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	591	1,927
Encore Wire Corp. (Electrical Equipment)	67	12,225
Energizer Holdings, Inc. (Household Products)	299	9,580
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	656	5,392
Energy Recovery, Inc.* (Machinery)	233	4,942
Energy Vault Holdings, Inc.* (Electrical Equipment)	409	1,043
Enerpac Tool Group Corp. (Machinery)	235	6,211
EnerSys (Electrical Equipment)	172	16,283
Eneti, Inc. (Marine Transportation)	103	1,038
Enfusion, Inc.* - Class A (Software)	158	1,417
EngageSmart, Inc.* (Software)	203	3,652
Enhabit, Inc.* (Health Care Providers & Services)	210	2,363
Enliven Therapeutics, Inc.* (Pharmaceuticals)	97	1,325
Ennis, Inc. (Commercial Services & Supplies)	106	2,249
Enova International, Inc.* (Consumer Finance)	127	6,460
Enovix Corp.*(a) (Electrical Equipment)	572	7,179
EnPro Industries, Inc. (Machinery)	88	10,665
Enstar Group, Ltd.* (Insurance)	50	12,100
Enterprise Bancorp, Inc. (Banks)	40	1,095
Enterprise Financial Services Corp. (Banks)	152	5,700
Entrada Therapeutics, Inc.* (Biotechnology)	89	1,406

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Entravision Communications Corp. - Class A (Media)	251	$916
Envela Corp.* (Specialty Retail)	32	152
Envestnet, Inc.* (Software)	209	9,202
Enviri Corp.* (Commercial Services & Supplies)	330	2,383
Enviva, Inc. (Oil, Gas & Consumable Fuels)	131	979
Eos Energy Enterprises, Inc.* (Electrical Equipment)	449	965
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	111	7,051
EQRx, Inc.* (Biotechnology)	1,332	2,957
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,825	17,100
Equity Bancshares, Inc. - Class A (Banks)	61	1,468
Equity Commonwealth (Office REITs)	438	8,046
Erasca, Inc.* (Biotechnology)	337	664
Escalade, Inc. (Leisure Products)	42	643
ESCO Technologies, Inc. (Machinery)	107	11,175
Esquire Financial Holdings, Inc. (Banks)	29	1,325
ESS Tech, Inc.* (Electrical Equipment)	381	716
ESSA Bancorp, Inc. (Banks)	36	540
Essent Group, Ltd. (Financial Services)	442	20,903
Essential Properties Realty Trust, Inc. (Diversified REITs)	652	14,103
Ethan Allen Interiors, Inc. (Household Durables)	95	2,841
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	143	2,317
Evans Bancorp, Inc. (Banks)	22	590
Eve Holding, Inc.* (Aerospace & Defense)	76	630
Eventbrite, Inc.* - Class A (Interactive Media & Services)	323	3,185
Everbridge, Inc.* (Software)	170	3,811
EverCommerce, Inc.* (Software)	97	973
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	353	4,667
EverQuote, Inc.* - Class A (Interactive Media & Services)	88	636
EVERTEC, Inc. (Financial Services)	273	10,150
EVgo, Inc.* (Specialty Retail)	427	1,443
EVI Industries, Inc.* (Trading Companies & Distributors)	20	496
Evolent Health, Inc.* - Class A (Health Care Technology)	460	12,526
Evolus, Inc.* (Pharmaceuticals)	173	1,581
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	130	889
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	470	2,284
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	76	1,295
ExlService Holdings, Inc.* (Professional Services)	676	18,955
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	298	4,840
Expensify, Inc.* - Class A (Software)	231	751
Exponent, Inc. (Professional Services)	212	18,147
Expro Group Holdings N.V.* (Energy Equipment & Services)	368	8,549
Extreme Networks, Inc.* (Communications Equipment)	527	12,758
Eyenovia, Inc.* (Pharmaceuticals)	126	209
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	109	871
F&G Annuities & Life, Inc. (Insurance)	78	2,189
Fabrinet* (Electronic Equipment, Instruments & Components)	154	25,658
Farmers & Merchants Bancorp, Inc. (Banks)	53	929
Farmers National Banc Corp. (Banks)	152	1,757
Farmland Partners, Inc.(a) (Specialized REITs)	201	2,062
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	79	1,203
Fastly, Inc.* - Class A (IT Services)	495	9,490
Fate Therapeutics, Inc.* (Biotechnology)	354	750
FB Financial Corp. (Banks)	148	4,197
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	38	5,863
Federal Signal Corp. (Machinery)	250	14,933
Fennec Pharmaceuticals, Inc.* (Biotechnology)	76	571
FibroGen, Inc.* (Biotechnology)	380	328
Fidelis Insurance Holdings, Ltd.* (Insurance)	63	925
Fidelity D&D Bancorp, Inc. (Banks)	19	863
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	74	626
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	534	3,151
Finance Of America Cos., Inc.* - Class A (Financial Services)	223	285
Financial Institutions, Inc. (Banks)	63	1,060
First Advantage Corp. (Professional Services)	228	3,144
First Bancorp (Banks)	166	4,671
First Bancorp (Banks)	741	9,974
First Bank/Hamilton NJ (Banks)	87	938
First Busey Corp. (Banks)	217	4,171
First Business Financial Services, Inc. (Banks)	33	990
First Commonwealth Financial Corp. (Banks)	428	5,226
First Community Bankshares, Inc. (Banks)	74	2,179
First Community Corp. (Banks)	31	535
First Financial Bancorp (Banks)	394	7,722
First Financial Bankshares, Inc. (Banks)	545	13,690
First Financial Corp. (Banks)	49	1,657
First Foundation, Inc. (Banks)	214	1,301
First Interstate BancSystem, Inc. - Class A (Banks)	345	8,604
First Merchants Corp. (Banks)	247	6,872
First Mid Bancshares, Inc. (Banks)	80	2,125
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	93	1,608
First Western Financial, Inc.* (Banks)	33	599
FirstCash Holdings, Inc. (Consumer Finance)	157	15,760
FiscalNote Holdings, Inc.* (Professional Services)	260	541
Fisker, Inc.*(a) (Automobile Components)	819	5,258
Five Star Bancorp (Banks)	53	1,063

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	124	$3,740
Fluence Energy, Inc.* (Electrical Equipment)	164	3,770
Fluor Corp.* (Construction & Engineering)	596	21,873
Flushing Financial Corp. (Banks)	118	1,549
Flywire Corp.* (Financial Services)	401	12,788
Foghorn Therapeutics, Inc.* (Biotechnology)	85	425
Foot Locker, Inc. (Specialty Retail)	343	5,951
Forafric Global PLC* (Food Products)	22	248
Forestar Group, Inc.* (Real Estate Management & Development)	77	2,074
Forge Global Holdings, Inc.* (Capital Markets)	459	932
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	322	11,251
Forrester Research, Inc.* (Professional Services)	49	1,416
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	40	961
Forward Air Corp. (Air Freight & Logistics)	109	7,493
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	201	414
Four Corners Property Trust, Inc. (Specialized REITs)	362	8,033
Fox Factory Holding Corp.* (Automobile Components)	178	17,636
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	347	4,594
Franklin Covey Co.* (Professional Services)	49	2,103
Franklin Electric Co., Inc. (Machinery)	193	17,220
Fresh Del Monte Produce, Inc. (Food Products)	142	3,669
Freshworks, Inc.* - Class A (Software)	677	13,486
Frontdoor, Inc.* (Diversified Consumer Services)	344	10,522
Frontier Group Holdings, Inc.* (Passenger Airlines)	159	770
FRP Holdings, Inc.* (Real Estate Management & Development)	28	1,511
FS Bancorp, Inc. (Banks)	28	826
FTAI Aviation, Ltd. (Trading Companies & Distributors)	416	14,789
FTAI Infrastructure, Inc. (Ground Transportation)	413	1,330
FTC Solar, Inc.* (Electrical Equipment)	266	340
fuboTV, Inc.* (Interactive Media & Services)	1,183	3,159
FuelCell Energy, Inc.*(a) (Electrical Equipment)	1,710	2,189
Fulgent Genetics, Inc.* (Health Care Providers & Services)	85	2,273
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	137	585
Fulton Financial Corp. (Banks)	680	8,235
Funko, Inc.* - Class A (Distributors)	145	1,109
FutureFuel Corp. (Chemicals)	109	782
FVCBankcorp, Inc.* (Banks)	67	858
Gambling.com Group, Ltd.* (Media)	45	589
Gannett Co., Inc.* (Media)	602	1,475
GATX Corp. (Trading Companies & Distributors)	148	16,107
GCM Grosvenor, Inc. - Class A (Capital Markets)	173	1,342
Genco Shipping & Trading, Ltd. (Marine Transportation)	176	2,462
Gencor Industries, Inc.* (Machinery)	44	622
Genelux Corp.*(a) (Biotechnology)	77	1,886
Generation Bio Co.* (Biotechnology)	189	716
Genesco, Inc.* (Specialty Retail)	50	1,541
Genie Energy, Ltd. - Class B (Electric Utilities)	83	1,223
Gentherm, Inc.* (Automobile Components)	138	7,488
Genworth Financial, Inc.* (Insurance)	1,993	11,679
German American Bancorp, Inc.(a) (Banks)	117	3,170
Geron Corp.* (Biotechnology)	2,079	4,407
Getty Realty Corp. (Retail REITs)	187	5,186
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	976	1,161
Gibraltar Industries, Inc.* (Building Products)	128	8,641
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	173	4,311
Glacier Bancorp, Inc. (Banks)	466	13,281
Gladstone Commercial Corp. (Diversified REITs)	168	2,043
Gladstone Land Corp. (Specialized REITs)	140	1,992
Glatfelter Corp.* (Paper & Forest Products)	185	370
Glaukos Corp.* (Health Care Equipment & Supplies)	196	14,749
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	135	743
Global Industrial Co. (Trading Companies & Distributors)	55	1,843
Global Medical REIT, Inc. (Health Care REITs)	255	2,287
Global Net Lease, Inc. (Diversified REITs)	813	7,813
Global Water Resources, Inc. (Water Utilities)	47	458
Globalstar, Inc.* (Diversified Telecommunication Services)	2,883	3,777
GMS, Inc.* (Trading Companies & Distributors)	171	10,939
Gogo, Inc.* (Wireless Telecommunication Services)	277	3,305
GoHealth, Inc.* - Class A (Insurance)	16	232
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	423	10,262
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	85	2,905
Golden Ocean Group, Ltd. (Marine Transportation)	514	4,051
Goosehead Insurance, Inc.* - Class A (Insurance)	90	6,708
GoPro, Inc.* - Class A (Household Durables)	540	1,696
GrafTech International, Ltd. (Electrical Equipment)	810	3,102
Graham Holdings Co. - Class B (Diversified Consumer Services)	15	8,745
Granite Construction, Inc. (Construction & Engineering)	184	6,996

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	213	$1,039
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	108	659
Graphite Bio, Inc.* (Biotechnology)	117	290
Gray Television, Inc. (Media)	346	2,394
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	274	2,184
Great Southern Bancorp, Inc. (Banks)	38	1,821
Green Brick Partners, Inc.* (Household Durables)	109	4,525
Green Dot Corp.* - Class A (Consumer Finance)	194	2,702
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	243	7,314
Greene County Bancorp, Inc. (Banks)	29	697
Greenlight Capital Re, Ltd.* - Class A (Insurance)	108	1,160
Greif, Inc. - Class A (Containers & Packaging)	102	6,815
Greif, Inc. - Class B (Containers & Packaging)	22	1,464
Grid Dynamics Holdings, Inc.* (IT Services)	232	2,826
Griffon Corp. (Building Products)	183	7,260
Grindr, Inc.* (Interactive Media & Services)	171	983
Gritstone bio, Inc.* (Biotechnology)	366	630
Group 1 Automotive, Inc. (Specialty Retail)	58	15,584
GrowGeneration Corp.* (Specialty Retail)	246	718
Guaranty Bancshares, Inc. (Banks)	35	1,004
Guardant Health, Inc.* (Health Care Providers & Services)	472	13,990
Guess?, Inc. (Specialty Retail)	120	2,597
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	46	5,458
H&E Equipment Services, Inc. (Trading Companies & Distributors)	134	5,787
H.B. Fuller Co. (Chemicals)	226	15,506
Haemonetics Corp.* (Health Care Equipment & Supplies)	209	18,722
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	95	1,370
Halozyme Therapeutics, Inc.* (Biotechnology)	542	20,705
Hamilton Lane, Inc. - Class A (Capital Markets)	153	13,836
Hancock Whitney Corp. (Banks)	363	13,427
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,470	5,821
Hanmi Financial Corp. (Banks)	127	2,061
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a) (Mortgage REITs)	432	9,158
HarborOne Bancorp, Inc. (Banks)	175	1,666
Harmonic, Inc.* (Communications Equipment)	460	4,430
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	138	4,522
Harrow Health, Inc.* (Pharmaceuticals)	122	1,753
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	167	718
Haverty Furniture Cos., Inc. (Specialty Retail)	61	1,756
Hawaiian Holdings, Inc.* (Passenger Airlines)	213	1,348
Hawkins, Inc. (Chemicals)	81	4,767
Haynes International, Inc. (Metals & Mining)	52	2,419
HBT Financial, Inc. (Banks)	56	1,021
HCI Group, Inc. (Insurance)	27	1,466
Health Catalyst, Inc.* (Health Care Technology)	233	2,358
Healthcare Services Group, Inc. (Commercial Services & Supplies)	311	3,244
HealthEquity, Inc.* (Health Care Providers & Services)	351	25,640
HealthStream, Inc. (Health Care Technology)	102	2,201
Heartland Express, Inc. (Ground Transportation)	196	2,879
Heartland Financial USA, Inc. (Banks)	177	5,209
Hecla Mining Co. (Metals & Mining)	2,553	9,982
Heidrick & Struggles International, Inc. (Professional Services)	83	2,077
Helen of Troy, Ltd.* (Household Durables)	101	11,773
Helios Technologies, Inc. (Machinery)	137	7,601
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	601	6,713
Helmerich & Payne, Inc. (Energy Equipment & Services)	407	17,159
Herbalife, Ltd.* (Personal Care Products)	413	5,778
Herc Holdings, Inc. (Trading Companies & Distributors)	118	14,035
Heritage Commerce Corp. (Banks)	247	2,092
Heritage Financial Corp. (Banks)	145	2,365
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	74	3,356
Heron Therapeutics, Inc.* (Biotechnology)	432	445
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	131	1,292
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	168	667
Hibbett, Inc. (Specialty Retail)	53	2,518
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	50	844
Hillenbrand, Inc. (Machinery)	289	12,228
HilleVax, Inc.* (Biotechnology)	89	1,197
Hillman Solutions Corp.* (Machinery)	816	6,732
Hilltop Holdings, Inc. (Banks)	195	5,530
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	340	13,838
Himalaya Shipping, Ltd.* (Marine Transportation)	36	174
Hims & Hers Health, Inc.* (Health Care Providers & Services)	510	3,208
Hingham Institution For Savings The (Banks)	6	1,121
Hippo Holdings, Inc.* (Insurance)	44	351
HireQuest, Inc. (Professional Services)	22	339
HireRight Holdings Corp.* (Professional Services)	61	580
HNI Corp. (Commercial Services & Supplies)	193	6,684
Holley, Inc.* (Automobile Components)	220	1,098
Home Bancorp, Inc. (Banks)	30	956
Home BancShares, Inc. (Banks)	797	16,690

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
HomeStreet, Inc. (Banks)	76	$592
HomeTrust Bancshares, Inc. (Banks)	65	1,409
Hooker Furnishings Corp. (Household Durables)	45	875
Hope Bancorp, Inc. (Banks)	482	4,266
Horace Mann Educators Corp. (Insurance)	172	5,053
Horizon Bancorp, Inc. (Banks)	180	1,922
Hostess Brands, Inc.* (Food Products)	555	18,488
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	20	2,033
Hub Group, Inc.* - Class A (Air Freight & Logistics)	131	10,289
Hudson Pacific Properties, Inc. (Office REITs)	577	3,837
Hudson Technologies, Inc.* (Trading Companies & Distributors)	183	2,434
Humacyte, Inc.* (Biotechnology)	256	750
Huron Consulting Group, Inc.* (Professional Services)	80	8,333
Hyliion Holdings Corp.* (Machinery)	616	727
Hyster-Yale Materials Handling, Inc. (Machinery)	45	2,006
I3 Verticals, Inc.* - Class A (Financial Services)	94	1,987
i-80 Gold Corp.* (Metals & Mining)	807	1,235
IBEX Holdings, Ltd.* (Professional Services)	46	711
ICF International, Inc. (Professional Services)	78	9,423
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	119	3,684
Icosavax, Inc.* (Biotechnology)	115	891
Ideaya Biosciences, Inc.* (Biotechnology)	227	6,124
IDT Corp.* - Class B (Diversified Telecommunication Services)	65	1,433
IES Holdings, Inc.* (Construction & Engineering)	34	2,240
IGM Biosciences, Inc.* (Biotechnology)	50	418
iHeartMedia, Inc.* - Class A (Media)	429	1,356
Ikena Oncology, Inc.* (Pharmaceuticals)	104	450
IMAX Corp.* (Entertainment)	188	3,632
Immersion Corp. (Technology Hardware, Storage & Peripherals)	131	866
Immuneering Corp.* - Class A (Biotechnology)	93	714
ImmunityBio, Inc.* (Biotechnology)	476	804
ImmunoGen, Inc.* (Biotechnology)	1,001	15,886
Immunovant, Inc.* (Biotechnology)	225	8,638
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	96	5,283
Inari Medical, Inc.* (Health Care Equipment & Supplies)	223	14,584
Independence Realty Trust, Inc. (Residential REITs)	943	13,267
Independent Bank Corp. (Banks)	84	1,541
Independent Bank Corp. (Banks)	185	9,082
Independent Bank Group, Inc. (Banks)	151	5,972
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	576	3,629
Infinera Corp.* (Communications Equipment)	833	3,482
Information Services Group, Inc. (IT Services)	147	644
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	76	733
Ingevity Corp.* (Chemicals)	153	7,284
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	59	4,444
Inhibrx, Inc.* (Biotechnology)	143	2,624
Inmode, Ltd.* (Health Care Equipment & Supplies)	324	9,869
Innodata, Inc.*(a) (Professional Services)	105	896
Innospec, Inc. (Chemicals)	104	10,629
Innovage Holding Corp.* (Health Care Providers & Services)	79	473
INNOVATE Corp.* (Construction & Engineering)	227	368
Innovative Industrial Properties, Inc. (Industrial REITs)	117	8,852
Innoviva, Inc.* (Pharmaceuticals)	249	3,235
Inogen, Inc.* (Health Care Equipment & Supplies)	97	506
Inozyme Pharma, Inc.* (Biotechnology)	141	592
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	120	17,460
Insmed, Inc.* (Biotechnology)	550	13,888
Insperity, Inc. (Professional Services)	152	14,835
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	91	1,088
Installed Building Products, Inc. (Household Durables)	99	12,364
Insteel Industries, Inc. (Building Products)	78	2,532
Instructure Holdings, Inc.* (Software)	81	2,057
Intapp, Inc.* (Software)	92	3,084
Integer Holdings Corp.* (Health Care Equipment & Supplies)	139	10,902
Integral Ad Science Holding Corp.* (Media)	200	2,378
Intellia Therapeutics, Inc.* (Biotechnology)	368	11,636
Inter Parfums, Inc. (Personal Care Products)	77	10,344
Intercept Pharmaceuticals, Inc.* (Biotechnology)	169	3,133
InterDigital, Inc. (Software)	112	8,987
Interface, Inc. (Commercial Services & Supplies)	239	2,345
International Bancshares Corp. (Banks)	224	9,708
International Game Technology PLC (Hotels, Restaurants & Leisure)	454	13,765
International Money Express, Inc.* (Financial Services)	138	2,336
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	170	7,650
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	45	683
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	107	333
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	391	20,366
Intrepid Potash, Inc.* (Chemicals)	44	1,107
InvenTrust Properties Corp. (Retail REITs)	284	6,762
Invesco Mortgage Capital, Inc. (Mortgage REITs)	175	1,752

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Investors Title Co. (Insurance)	5	$740
Invitae Corp.* (Health Care Providers & Services)	1,097	664
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	671	9,984
Iovance Biotherapeutics, Inc.* (Biotechnology)	958	4,359
iRadimed Corp. (Health Care Equipment & Supplies)	31	1,375
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	128	12,065
iRobot Corp.* (Household Durables)	115	4,359
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	579	5,576
Ispire Technology, Inc.* (Tobacco)	11	101
iTeos Therapeutics, Inc.* (Biotechnology)	103	1,128
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	178	737
Itron, Inc.* (Electronic Equipment, Instruments & Components)	190	11,510
Ivanhoe Electric, Inc.* (Metals & Mining)	233	2,773
J & J Snack Foods Corp. (Food Products)	63	10,311
J Jill, Inc.* (Specialty Retail)	19	562
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	86	5,939
Jackson Financial, Inc. - Class A (Financial Services)	346	13,224
JAKKS Pacific, Inc.* (Leisure Products)	30	558
James River Group Holdings, Ltd. (Insurance)	155	2,379
Jamf Holding Corp.* (Software)	292	5,157
Janus International Group, Inc.* (Building Products)	355	3,799
Janux Therapeutics, Inc.* (Biotechnology)	72	726
JBG SMITH Properties (Office REITs)	457	6,608
JELD-WEN Holding, Inc.* (Building Products)	356	4,756
JetBlue Airways Corp.* (Passenger Airlines)	1,382	6,357
Joby Aviation, Inc.* (Passenger Airlines)	1,164	7,508
John B Sanfilippo & Son, Inc. (Food Products)	37	3,656
John Bean Technologies Corp. (Machinery)	133	13,984
John Marshall Bancorp, Inc. (Banks)	52	928
John Wiley & Sons, Inc. - Class A (Media)	178	6,616
Johnson Outdoors, Inc. - Class A (Leisure Products)	23	1,258
Kadant, Inc. (Machinery)	49	11,052
Kaiser Aluminum Corp. (Metals & Mining)	67	5,042
Kaltura, Inc.* (Software)	347	600
KalVista Pharmaceuticals, Inc.* (Biotechnology)	103	992
Kaman Corp. (Aerospace & Defense)	118	2,319
Karat Packaging, Inc. (Trading Companies & Distributors)	24	553
Karyopharm Therapeutics, Inc.* (Biotechnology)	473	634
KB Home (Household Durables)	303	14,023
Kearny Financial Corp. (Banks)	237	1,642
Kelly Services, Inc. - Class A (Professional Services)	133	2,419
Kennametal, Inc. (Machinery)	337	8,385
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	500	7,370
Keros Therapeutics, Inc.* (Biotechnology)	94	2,997
Kezar Life Sciences, Inc.* (Biotechnology)	298	355
Kforce, Inc. (Professional Services)	81	4,832
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	100	2,738
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	72	2,430
Kingsway Financial Services, Inc.* (Insurance)	44	332
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	131	2,275
Kite Realty Group Trust (Retail REITs)	910	19,491
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	246	2,920
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	53	628
Knife River Corp.* (Construction Materials)	236	11,524
Knowles Corp.* (Electronic Equipment, Instruments & Components)	376	5,569
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	64	1,144
Kodiak Sciences, Inc.* (Biotechnology)	135	243
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	235	10,319
Koppers Holdings, Inc. (Chemicals)	84	3,322
Korn Ferry (Professional Services)	218	10,342
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	146	394
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,907	15,599
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	523	7,855
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	366	4,564
Kronos Worldwide, Inc. (Chemicals)	92	713
Krystal Biotech, Inc.* (Biotechnology)	90	10,440
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	232	11,282
Kura Oncology, Inc.* (Biotechnology)	295	2,690
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	24	1,587
KVH Industries, Inc.* (Communications Equipment)	78	398
Kymera Therapeutics, Inc.* (Biotechnology)	159	2,210
Ladder Capital Corp. (Mortgage REITs)	473	4,853
Lakeland Bancorp, Inc. (Banks)	261	3,294
Lakeland Financial Corp. (Banks)	104	4,936
Lancaster Colony Corp. (Food Products)	82	13,533
Lands' End, Inc.* (Specialty Retail)	62	463
Landsea Homes Corp.* (Household Durables)	56	503
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	284	19,733
LanzaTech Global, Inc.* (Commercial Services & Supplies)	86	402
Larimar Therapeutics, Inc.* (Biotechnology)	107	423
Latham Group, Inc.* (Leisure Products)	162	454

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Laureate Education, Inc. (Diversified Consumer Services)	547	$7,713
La-Z-Boy, Inc. (Household Durables)	181	5,589
Lazydays Holdings, Inc.* (Specialty Retail)	53	403
LCI Industries (Automobile Components)	103	12,094
LCNB Corp. (Banks)	44	628
Legacy Housing Corp.* (Household Durables)	41	796
Legalzoom.com, Inc.* (Professional Services)	435	4,759
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	82	4,467
Lemonade, Inc.* (Insurance)	212	2,463
LendingClub Corp.* (Consumer Finance)	445	2,715
LendingTree, Inc.* (Consumer Finance)	44	682
Leonardo DRS, Inc.* (Aerospace & Defense)	211	3,524
Leslie's, Inc.* (Specialty Retail)	742	4,200
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	387	422
LGI Homes, Inc.* (Household Durables)	87	8,656
Liberty Energy, Inc. (Energy Equipment & Services)	694	12,853
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	150	1,224
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	601	4,904
Liberty TripAdvisor Holdings, Inc.* - Class B (Interactive Media & Services)	2	59
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	576	2,045
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	187	2,844
LifeStance Health Group, Inc.* (Health Care Providers & Services)	443	3,043
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	70	4,194
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	382	27,248
Lightwave Logic, Inc.*(a) (Electronic Equipment, Instruments & Components)	479	2,141
Limbach Holdings, Inc.* (Construction & Engineering)	38	1,206
Limoneira Co. (Food Products)	73	1,118
Lincoln Educational Services Corp.* (Diversified Consumer Services)	99	837
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	146	1,051
Lindsay Corp. (Machinery)	46	5,413
Lineage Cell Therapeutics, Inc.* (Biotechnology)	539	636
Lions Gate Entertainment Corp.* - Class A (Entertainment)	243	2,061
Lions Gate Entertainment Corp.* - Class B (Entertainment)	492	3,872
Liquidia Corp.* (Pharmaceuticals)	198	1,255
Liquidity Services, Inc.* (Commercial Services & Supplies)	96	1,692
LivaNova PLC* (Health Care Equipment & Supplies)	227	12,004
Live Oak Bancshares, Inc. (Banks)	141	4,082
Livent Corp.* (Chemicals)	754	13,881
LivePerson, Inc.* (Software)	301	1,171
LiveRamp Holdings, Inc.* (Software)	275	7,931
LiveVox Holdings, Inc.* (Software)	93	311
Livewire Group, Inc.* (Automobiles)	46	319
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	65	361
Loop Media, Inc.* (Entertainment)	157	78
LSB Industries, Inc.* (Chemicals)	230	2,353
LSI Industries, Inc. (Electrical Equipment)	109	1,731
LTC Properties, Inc. (Health Care REITs)	171	5,494
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,210	5,978
Luminar Technologies, Inc.* (Automobile Components)	1,138	5,178
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	134	785
Luther Burbank Corp. (Banks)	43	361
Luxfer Holdings PLC (Machinery)	115	1,501
LXP Industrial Trust (Industrial REITs)	1,211	10,778
Lyell Immunopharma, Inc.* (Biotechnology)	725	1,066
M.D.C Holdings, Inc. (Household Durables)	245	10,101
M/I Homes, Inc.* (Household Durables)	113	9,497
Macatawa Bank Corp. (Banks)	110	986
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	227	18,519
MacroGenics, Inc.* (Biotechnology)	254	1,184
Madison Square Garden Entertainment Corp.* (Entertainment)	181	5,957
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	57	8,324
Magnite, Inc.* (Media)	559	4,215
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	766	17,549
Maiden Holdings, Ltd.* (Insurance)	379	667
MainStreet Bancshares, Inc. (Banks)	29	596
Malibu Boats, Inc.* - Class A (Leisure Products)	85	4,167
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	97	450
MannKind Corp.* (Biotechnology)	1,072	4,427
Marathon Digital Holdings, Inc.* (Software)	715	6,078
Marcus & Millichap, Inc. (Real Estate Management & Development)	99	2,905
Marine Products Corp. (Leisure Products)	35	497
MarineMax, Inc.* (Specialty Retail)	89	2,921
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	212	1,707
MarketWise, Inc. (Capital Markets)	135	216
Marqeta, Inc.* - Class A (Financial Services)	2,047	12,241
Marten Transport, Ltd. (Ground Transportation)	243	4,790
Masonite International Corp.* (Building Products)	93	8,669
Masterbrand, Inc.* (Building Products)	542	6,585
MasterCraft Boat Holdings, Inc.* (Leisure Products)	72	1,600
Matador Resources Co. (Oil, Gas & Consumable Fuels)	473	28,134
Materion Corp. (Metals & Mining)	86	8,764
Mativ Holdings, Inc. (Chemicals)	228	3,251

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Matson, Inc. (Marine Transportation)	149	$13,220
Matterport, Inc.* (Software)	1,048	2,274
Matthews International Corp. - Class A (Commercial Services & Supplies)	124	4,825
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	31	411
MaxCyte, Inc.* (Life Sciences Tools & Services)	365	1,139
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	123	1,426
Maximus, Inc. (Professional Services)	254	18,969
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	312	6,942
Mayville Engineering Co., Inc.* (Machinery)	47	516
MBIA, Inc.* (Insurance)	202	1,456
McGrath RentCorp (Trading Companies & Distributors)	103	10,325
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	90	743
Medifast, Inc. (Personal Care Products)	45	3,368
MeiraGTx Holdings PLC* (Biotechnology)	136	668
Mercantile Bank Corp. (Banks)	66	2,040
Merchants Bancorp (Financial Services)	66	1,830
Mercury General Corp. (Insurance)	112	3,139
MeridianLink, Inc.* (Software)	110	1,877
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	237	16,358
Meritage Homes Corp. (Household Durables)	152	18,603
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	44	543
Mersana Therapeutics, Inc.* (Biotechnology)	439	558
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	22	2,312
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	148	3,382
Metrocity Bankshares, Inc. (Banks)	76	1,496
Metropolitan Bank Holding Corp.* (Banks)	44	1,596
MFA Financial, Inc. (Mortgage REITs)	427	4,103
MGE Energy, Inc. (Electric Utilities)	152	10,414
MGP Ingredients, Inc. (Beverages)	66	6,962
MicroStrategy, Inc.* (Software)	46	15,101
Microvast Holdings, Inc.* (Machinery)	439	830
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	739	1,618
Mid Penn Bancorp, Inc. (Banks)	59	1,188
Middlefield Banc Corp. (Banks)	33	839
Middlesex Water Co. (Water Utilities)	73	4,836
Midland States Bancorp, Inc. (Banks)	89	1,828
MidWestOne Financial Group, Inc. (Banks)	59	1,199
Miller Industries, Inc. (Machinery)	46	1,804
MillerKnoll, Inc. (Commercial Services & Supplies)	317	7,750
MiMedx Group, Inc.* (Biotechnology)	482	3,514
Minerals Technologies, Inc. (Chemicals)	136	7,447
Mineralys Therapeutics, Inc.* (Biotechnology)	58	552
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	837	6,252
Mirum Pharmaceuticals, Inc.* (Biotechnology)	103	3,255
Mission Produce, Inc.* (Food Products)	202	1,955
Mistras Group, Inc.* (Professional Services)	87	474
Mitek Systems, Inc.* (Software)	178	1,908
Model N, Inc.* (Software)	156	3,808
Modine Manufacturing Co.* (Automobile Components)	215	9,836
ModivCare, Inc.* (Health Care Providers & Services)	53	1,670
Moelis & Co. - Class A (Capital Markets)	279	12,591
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	56	3,478
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	190	678
Monro, Inc. (Specialty Retail)	130	3,610
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	278	2,533
Monte Rosa Therapeutics, Inc.* (Biotechnology)	127	608
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	117	3,423
Moog, Inc. - Class A (Aerospace & Defense)	119	13,442
Morphic Holding, Inc.* (Biotechnology)	144	3,299
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	64	1,750
Mr. Cooper Group, Inc.* (Financial Services)	274	14,675
MRC Global, Inc.* (Trading Companies & Distributors)	351	3,598
Mueller Industries, Inc. (Machinery)	234	17,586
Mueller Water Products, Inc. - Class A (Machinery)	648	8,217
Multiplan Corp.* (Health Care Technology)	1,638	2,752
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	621	28,162
MVB Financial Corp. (Banks)	47	1,061
Myers Industries, Inc. (Containers & Packaging)	153	2,743
MYR Group, Inc.* (Construction & Engineering)	69	9,298
Myriad Genetics, Inc.* (Biotechnology)	337	5,405
N-able, Inc.* (Software)	292	3,767
Nabors Industries, Ltd.* (Energy Equipment & Services)	38	4,679
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	18	631
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	197	339
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	199	1,305
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	132	2,937
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	12	848
National Bank Holdings Corp. - Class A (Banks)	154	4,583
National Bankshares, Inc. (Banks)	24	601
National Beverage Corp.* (Beverages)	99	4,655

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
National Health Investors, Inc. (Health Care REITs)	174	$8,937
National HealthCare Corp. (Health Care Providers & Services)	52	3,327
National Presto Industries, Inc. (Aerospace & Defense)	22	1,594
National Research Corp. (Health Care Providers & Services)	60	2,662
National Vision Holdings, Inc.* (Specialty Retail)	324	5,242
National Western Life Group, Inc. - Class A (Insurance)	10	4,375
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	39	503
Nature's Sunshine Products, Inc.* (Personal Care Products)	55	911
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	211	667
Navient Corp. (Consumer Finance)	372	6,406
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	457	3,176
NBT Bancorp, Inc. (Banks)	191	6,053
Nelnet, Inc. - Class A (Consumer Finance)	61	5,449
Neogen Corp.* (Health Care Equipment & Supplies)	910	16,871
NeoGenomics, Inc.* (Health Care Providers & Services)	532	6,544
NerdWallet, Inc.* - Class A (Consumer Finance)	143	1,271
Nerdy, Inc.* (Diversified Consumer Services)	254	940
NETGEAR, Inc.* (Communications Equipment)	119	1,498
NetScout Systems, Inc.* (Communications Equipment)	285	7,986
NETSTREIT Corp. (Retail REITs)	282	4,394
Nevro Corp.* (Health Care Equipment & Supplies)	148	2,845
New Jersey Resources Corp. (Gas Utilities)	406	16,495
New York Mortgage Trust, Inc. (Mortgage REITs)	380	3,228
Newmark Group, Inc. - Class A (Real Estate Management & Development)	573	3,684
Newpark Resources, Inc.* (Energy Equipment & Services)	313	2,163
NewtekOne, Inc. (Capital Markets)	97	1,431
NexPoint Diversified Real Estate Trust (Diversified REITs)	128	1,115
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	34	556
NexPoint Residential Trust, Inc. (Residential REITs)	94	3,025
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	128	655
Nextdoor Holdings, Inc.* (Interactive Media & Services)	608	1,107
NextGen Healthcare, Inc.* (Health Care Technology)	230	5,458
NextNav, Inc.* (Software)	229	1,177
NEXTracker, Inc.* - Class A (Electrical Equipment)	207	8,313
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	182	195
NI Holdings, Inc.* (Insurance)	34	438
Nicolet Bankshares, Inc. (Banks)	54	3,768
Nikola Corp.*(a) (Machinery)	2,597	4,077
NioCorp Developments, Ltd.* (Metals & Mining)	8	29
Nkarta, Inc.* (Biotechnology)	126	175
NL Industries, Inc. (Commercial Services & Supplies)	35	166
nLight, Inc.* (Electronic Equipment, Instruments & Components)	184	1,914
NMI Holdings, Inc.* - Class A (Financial Services)	343	9,292
Noble Corp. PLC (Energy Equipment & Services)	462	23,400
Noodles & Co.* (Hotels, Restaurants & Leisure)	168	413
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	857	3,531
Northeast Bank (Banks)	28	1,235
Northeast Community Bancorp, Inc. (Banks)	56	827
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	342	13,759
Northfield Bancorp, Inc. (Banks)	173	1,635
Northrim Bancorp, Inc. (Banks)	23	911
Northwest Bancshares, Inc. (Banks)	532	5,442
Northwest Natural Holding Co. (Gas Utilities)	150	5,724
Northwest Pipe Co.* (Construction & Engineering)	41	1,237
NorthWestern Corp. (Multi-Utilities)	251	12,063
Norwood Financial Corp. (Banks)	31	799
Novagold Resources, Inc.* (Metals & Mining)	1,010	3,878
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	150	21,516
Novavax, Inc.*(a) (Biotechnology)	364	2,635
NOW, Inc.* (Trading Companies & Distributors)	445	5,282
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	208	4,412
Nurix Therapeutics, Inc.* (Biotechnology)	199	1,564
NuScale Power Corp.* (Electrical Equipment)	224	1,098
Nuvalent, Inc.* - Class A (Biotechnology)	100	4,597
Nuvation Bio, Inc.* (Pharmaceuticals)	608	815
Nuvectis Pharma, Inc.* (Biotechnology)	31	400
NV5 Global, Inc.* (Professional Services)	57	5,485
NVE Corp. (Semiconductors & Semiconductor Equipment)	20	1,643
Oak Valley Bancorp (Banks)	28	702
Ocean Biomedical, Inc.* (Biotechnology)	36	140
Oceaneering International, Inc.* (Energy Equipment & Services)	420	10,802
OceanFirst Financial Corp. (Banks)	243	3,516
Ocular Therapeutix, Inc.* (Pharmaceuticals)	326	1,024
Ocwen Financial Corp.* (Financial Services)	27	699

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Office Properties Income Trust (Office REITs)	201	$824
OFG Bancorp (Banks)	195	5,823
O-I Glass, Inc.* (Containers & Packaging)	649	10,858
Oil States International, Inc.* (Energy Equipment & Services)	263	2,201
Oil-Dri Corp. of America (Household Products)	20	1,235
Old National Bancorp (Banks)	1,224	17,798
Old Second Bancorp, Inc. (Banks)	181	2,463
Olema Pharmaceuticals, Inc.* (Biotechnology)	112	1,383
Olo, Inc.* - Class A (Software)	432	2,618
Olympic Steel, Inc. (Metals & Mining)	41	2,305
Omega Flex, Inc. (Machinery)	14	1,102
Omega Therapeutics, Inc.* (Biotechnology)	102	219
Omeros Corp.* (Pharmaceuticals)	254	742
OmniAb, Inc.* (Life Sciences Tools & Services)	389	2,019
Omnicell, Inc.* (Health Care Equipment & Supplies)	188	8,468
ON24, Inc. (Software)	136	861
ONE Gas, Inc. (Gas Utilities)	231	15,773
One Liberty Properties, Inc. (Diversified REITs)	68	1,283
OneSpan, Inc.* (Software)	167	1,795
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	348	3,905
OneWater Marine, Inc.* (Specialty Retail)	48	1,230
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	205	26,141
Ooma, Inc.* (Diversified Telecommunication Services)	100	1,301
Open Lending Corp.* (Capital Markets)	416	3,045
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,280	6,019
OPENLANE, Inc.* (Commercial Services & Supplies)	451	6,729
OPKO Health, Inc.* (Health Care Providers & Services)	1,684	2,694
OppFi, Inc.* (Consumer Finance)	45	113
OptimizeRx Corp.* (Health Care Technology)	69	537
Optinose, Inc.* (Pharmaceuticals)	304	374
Option Care Health, Inc.* (Health Care Providers & Services)	711	23,001
Orange County Bancorp, Inc. (Banks)	21	907
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	301	1,785
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	61	532
Orchid Island Capital, Inc. (Mortgage REITs)	184	1,566
Organogenesis Holdings, Inc.* (Biotechnology)	293	932
ORIC Pharmaceuticals, Inc.* (Biotechnology)	163	986
Origin Bancorp, Inc. (Banks)	122	3,522
Origin Materials, Inc.* (Chemicals)	488	625
Orion Office REIT, Inc. (Office REITs)	239	1,245
Orion SA (Chemicals)	234	4,980
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	223	15,592
Orrstown Financial Services, Inc. (Banks)	43	903
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	147	1,890
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	66	2,112
Oscar Health, Inc.* - Class A (Insurance)	646	3,598
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	66	7,791
Otter Tail Corp. (Electric Utilities)	173	13,134
Outbrain, Inc.* (Interactive Media & Services)	171	833
Outfront Media, Inc. (Specialized REITs)	617	6,232
Outlook Therapeutics, Inc.* (Biotechnology)	648	143
Outset Medical, Inc.* (Health Care Equipment & Supplies)	206	2,241
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	265	1,163
Overstock.com, Inc.* (Specialty Retail)	188	2,974
Ovid Therapeutics, Inc.* (Biotechnology)	249	956
Owens & Minor, Inc.* (Health Care Providers & Services)	310	5,010
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	63	6,056
P10, Inc. - Class A (Capital Markets)	180	2,097
P3 Health Partners, Inc.* (Health Care Providers & Services)	170	250
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,052	8,785
Pacific Premier Bancorp, Inc. (Banks)	396	8,617
Pacira BioSciences, Inc.* (Pharmaceuticals)	190	5,829
Pactiv Evergreen, Inc. (Containers & Packaging)	167	1,358
PacWest Bancorp(a) (Banks)	492	3,892
PagerDuty, Inc.* (Software)	371	8,344
Pagseguro Digital, Ltd.* - Class A (Financial Services)	830	7,146
Palomar Holdings, Inc.* (Insurance)	102	5,177
PAM Transportation Services, Inc. (Ground Transportation)	26	560
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	152	894
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	137	9,346
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	231	8,302
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	111	4,278
Paragon 28, Inc.* (Health Care Equipment & Supplies)	183	2,297
Paramount Group, Inc. (Office REITs)	773	3,571
Park Aerospace Corp. (Aerospace & Defense)	78	1,211
Park National Corp. (Banks)	60	5,671
Parke Bancorp, Inc. (Banks)	44	717
Park-Ohio Holdings Corp. (Machinery)	35	697
Parsons Corp.* (Aerospace & Defense)	172	9,348
Pathward Financial, Inc. (Banks)	112	5,162
Patria Investments, Ltd. - Class A (Capital Markets)	227	3,310

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Patrick Industries, Inc. (Automobile Components)	89	$6,680
Patterson Cos., Inc. (Health Care Providers & Services)	359	10,641
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,477	20,442
Payoneer Global, Inc.* (Financial Services)	1,107	6,775
Paysafe, Ltd.* (Financial Services)	136	1,631
Paysign, Inc.* (Financial Services)	136	265
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	476	25,480
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	48	2,562
PCB Bancorp (Banks)	46	711
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	128	4,147
PDS Biotechnology Corp.* (Biotechnology)	117	591
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	521	13,541
Peakstone Realty Trust (Office REITs)	151	2,513
Peapack-Gladstone Financial Corp. (Banks)	71	1,821
Pebblebrook Hotel Trust (Hotel & Resort REITs)	508	6,904
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	351	4,461
Penns Woods Bancorp, Inc. (Banks)	29	611
PennyMac Financial Services, Inc. (Financial Services)	107	7,126
PennyMac Mortgage Investment Trust (Mortgage REITs)	369	4,576
Peoples Bancorp, Inc. (Banks)	141	3,579
Peoples Financial Services Corp. (Banks)	29	1,163
PepGen, Inc.* (Biotechnology)	42	213
Perdoceo Education Corp. (Diversified Consumer Services)	281	4,805
Perella Weinberg Partners (Capital Markets)	176	1,792
Perficient, Inc.* (IT Services)	143	8,275
Performant Financial Corp.* (Commercial Services & Supplies)	281	635
Perimeter Solutions SA* (Chemicals)	648	2,942
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,154	16,110
Perpetua Resources Corp.* (Metals & Mining)	158	515
PetIQ, Inc.* (Health Care Providers & Services)	114	2,246
PetMed Express, Inc. (Specialty Retail)	86	882
PGT Innovations, Inc.* (Building Products)	237	6,577
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	129	1,338
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	85	1,085
Phillips Edison & Co., Inc. (Retail REITs)	493	16,535
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,154
Phreesia, Inc.* (Health Care Technology)	215	4,016
Physicians Realty Trust (Health Care REITs)	994	12,117
Piedmont Lithium, Inc.* (Metals & Mining)	75	2,978
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	516	2,900
Pioneer Bancorp, Inc.* (Banks)	49	418
Piper Sandler Cos. (Capital Markets)	72	10,462
Pitney Bowes, Inc. (Commercial Services & Supplies)	733	2,214
PJT Partners, Inc. - Class A (Capital Markets)	99	7,865
Planet Labs PBC* (Professional Services)	702	1,825
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	154	1,004
Playstudios, Inc.* (Entertainment)	357	1,135
Plexus Corp.* (Electronic Equipment, Instruments & Components)	115	10,693
Pliant Therapeutics, Inc.* (Pharmaceuticals)	236	4,092
Plumas Bancorp (Banks)	23	785
Plymouth Industrial REIT, Inc. (Industrial REITs)	179	3,750
PMV Pharmaceuticals, Inc.* (Biotechnology)	161	989
PNM Resources, Inc. (Electric Utilities)	358	15,970
Point Biopharma Global, Inc.* (Biotechnology)	378	2,521
PolyMet Mining Corp.* (Metals & Mining)	143	297
Ponce Financial Group, Inc.* (Banks)	85	665
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	189	2,909
Portland General Electric Co. (Electric Utilities)	406	16,434
Poseida Therapeutics, Inc.* (Biotechnology)	284	676
Postal Realty Trust, Inc. - Class A (Office REITs)	78	1,053
Potbelly Corp.* (Hotels, Restaurants & Leisure)	109	850
PotlatchDeltic Corp. (Specialized REITs)	331	15,025
Powell Industries, Inc. (Electrical Equipment)	38	3,150
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	237	18,085
PowerSchool Holdings, Inc.* (Software)	234	5,302
PRA Group, Inc.* (Consumer Finance)	161	3,093
Precigen, Inc.* (Biotechnology)	564	801
Preferred Bank (Banks)	56	3,486
Preformed Line Products Co. (Electrical Equipment)	10	1,626
Prelude Therapeutics, Inc.* (Biotechnology)	59	182
Premier Financial Corp. (Banks)	148	2,525
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	208	11,896
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	15	21
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	108	8,039
Prime Medicine, Inc.*(a) (Biotechnology)	165	1,574
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	348
Primis Financial Corp. (Banks)	85	693
Primo Water Corp. (Beverages)	654	9,025
Primoris Services Corp. (Construction & Engineering)	222	7,266

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Princeton Bancorp, Inc. (Banks)	21	$609
Priority Technology Holdings, Inc.* (Financial Services)	74	240
Privia Health Group, Inc.* (Health Care Providers & Services)	464	10,672
ProAssurance Corp. (Insurance)	226	4,269
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	151	4,954
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	108	1,175
PROG Holdings, Inc.* (Consumer Finance)	193	6,410
Progress Software Corp. (Software)	182	9,570
Progyny, Inc.* (Health Care Providers & Services)	328	11,159
ProKidney Corp.* (Biotechnology)	188	861
ProPetro Holding Corp.* (Energy Equipment & Services)	412	4,380
PROS Holdings, Inc.* (Software)	187	6,474
Protagonist Therapeutics, Inc.* (Biotechnology)	238	3,970
Protalix BioTherapeutics, Inc.* (Biotechnology)	277	460
Prothena Corp. PLC* (Biotechnology)	173	8,347
Proto Labs, Inc.* (Machinery)	110	2,904
Provident Financial Services, Inc. (Banks)	307	4,694
PTC Therapeutics, Inc.* (Biotechnology)	296	6,633
PubMatic, Inc.* - Class A (Media)	179	2,166
Pulmonx Corp.* (Health Care Equipment & Supplies)	153	1,580
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	67	270
Pure Cycle Corp.* (Water Utilities)	82	787
PureCycle Technologies, Inc.* (Chemicals)	485	2,721
Purple Innovation, Inc. (Household Durables)	229	392
Q2 Holdings, Inc.* (Software)	238	7,680
QCR Holdings, Inc. (Banks)	69	3,348
Quad/Graphics, Inc.* (Commercial Services & Supplies)	132	664
Quaker Chemical Corp. (Chemicals)	58	9,280
Qualys, Inc.* (Software)	155	23,645
Quanex Building Products Corp. (Building Products)	138	3,887
Quanterix Corp.* (Life Sciences Tools & Services)	147	3,990
Quantum-Si, Inc.* (Life Sciences Tools & Services)	425	706
QuinStreet, Inc.* (Interactive Media & Services)	217	1,946
Quipt Home Medical Corp.* (Health Care Providers & Services)	168	855
Qurate Retail, Inc.* - Class B (Broadline Retail)	6	46
Rackspace Technology, Inc.*(a) (IT Services)	264	620
Radian Group, Inc. (Financial Services)	658	16,522
Radiant Logistics, Inc.* (Air Freight & Logistics)	152	859
RadNet, Inc.* (Health Care Providers & Services)	249	7,019
Rain Oncology, Inc.* (Pharmaceuticals)	71	61
Rallybio Corp.* (Biotechnology)	128	431
Ramaco Resources, Inc. - Class A (Metals & Mining)	94	1,033
Ramaco Resources, Inc. - Class B (Metals & Mining)	19	227
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	456	25,439
Ranger Energy Services, Inc. (Energy Equipment & Services)	62	879
Ranpak Holdings Corp.* (Containers & Packaging)	181	985
Rapid7, Inc.* (Software)	251	11,491
RAPT Therapeutics, Inc.* (Biotechnology)	123	2,044
Rayonier Advanced Materials, Inc.* (Chemicals)	266	942
RBB Bancorp (Banks)	70	895
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	37	2,244
RE/MAX Holdings, Inc. (Real Estate Management & Development)	73	945
Ready Capital Corp. (Mortgage REITs)	669	6,764
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	570	4,361
Red River Bancshares, Inc. (Banks)	20	919
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	66	531
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	199	8,159
Red Violet, Inc.* (Professional Services)	47	940
Redfin Corp.* (Real Estate Management & Development)	444	3,126
Redwire Corp.* (Aerospace & Defense)	33	95
Redwood Trust, Inc. (Mortgage REITs)	476	3,394
REGENXBIO, Inc.* (Biotechnology)	170	2,798
Regional Management Corp. (Consumer Finance)	33	913
Relay Therapeutics, Inc.* (Biotechnology)	377	3,171
Remitly Global, Inc.* (Financial Services)	546	13,770
Renasant Corp. (Banks)	231	6,050
Reneo Pharmaceuticals, Inc.* (Biotechnology)	54	411
Rent the Runway, Inc.* - Class A (Specialty Retail)	203	138
Repay Holdings Corp.* (Financial Services)	339	2,573
Replimune Group, Inc.* (Biotechnology)	173	2,960
Republic Bancorp, Inc. - Class A (Banks)	36	1,586
Reservoir Media, Inc.* (Entertainment)	83	506
Resideo Technologies, Inc.* (Building Products)	612	9,670
Resources Connection, Inc. (Professional Services)	135	2,013
Retail Opportunity Investments Corp. (Retail REITs)	514	6,363
REV Group, Inc. (Machinery)	132	2,112
Revance Therapeutics, Inc.* (Pharmaceuticals)	348	3,992
REVOLUTION Medicines, Inc.* (Biotechnology)	423	11,709
Revolve Group, Inc.* (Specialty Retail)	171	2,327
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	65	2,647
RGC Resources, Inc. (Gas Utilities)	33	571

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	214	$4,906
Ribbon Communications, Inc.* (Communications Equipment)	371	994
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	50	547
Rigel Pharmaceuticals, Inc.* (Biotechnology)	714	771
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	37	1,176
Rimini Street, Inc.* (Software)	218	480
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	501	977
Riot Platforms, Inc.* (Software)	713	6,652
RLJ Lodging Trust (Hotel & Resort REITs)	654	6,403
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,164	5,098
Rocket Pharmaceuticals, Inc.* (Biotechnology)	234	4,795
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	29	426
Rogers Corp.* (Electronic Equipment, Instruments & Components)	72	9,466
Rover Group, Inc.* (Diversified Consumer Services)	388	2,429
RPC, Inc. (Energy Equipment & Services)	355	3,174
RPT Realty (Retail REITs)	359	3,791
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	260	10,616
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	39	1,766
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	263	1,215
RXO, Inc.* (Ground Transportation)	486	9,589
RxSight, Inc.* (Health Care Equipment & Supplies)	113	3,152
Ryerson Holding Corp. (Metals & Mining)	101	2,938
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	241	20,070
S&T Bancorp, Inc. (Banks)	162	4,387
Sabra Health Care REIT, Inc. (Health Care REITs)	967	13,480
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,384	6,214
Safe Bulkers, Inc. (Marine Transportation)	281	910
Safehold, Inc. (Specialized REITs)	183	3,257
Safety Insurance Group, Inc. (Insurance)	60	4,091
Sage Therapeutics, Inc.* (Biotechnology)	221	4,548
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	22	194
Sally Beauty Holdings, Inc.* (Specialty Retail)	448	3,754
Sana Biotechnology, Inc.* (Biotechnology)	389	1,505
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	16	498
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	133	2,083
Sandy Spring Bancorp, Inc. (Banks)	183	3,922
Sangamo Therapeutics, Inc.* (Biotechnology)	602	361
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	241	13,081
Sapiens International Corp. N.V. (Software)	128	3,639
Saul Centers, Inc. (Retail REITs)	49	1,728
Savara, Inc.* (Biotechnology)	377	1,425
Savers Value Village, Inc.*(a) (Broadline Retail)	108	2,016
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	103	3,122
Schnitzer Steel Industries, Inc. (Metals & Mining)	108	3,008
Scholar Rock Holding Corp.* (Biotechnology)	181	1,285
Scholastic Corp. (Media)	114	4,348
Schrodinger, Inc.* (Health Care Technology)	228	6,446
Scilex Holding Co.* (Pharmaceuticals)	279	391
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	206	11,149
scPharmaceuticals, Inc.* (Pharmaceuticals)	121	862
Sculptor Capital Management, Inc. (Capital Markets)	88	1,021
Seacoast Banking Corp. of Florida (Banks)	352	7,730
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	101	1,402
Seadrill, Ltd.* (Energy Equipment & Services)	211	9,451
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	152	7,030
Security National Financial Corp.* - Class A (Financial Services)	52	408
Seer, Inc.* (Life Sciences Tools & Services)	245	541
Select Medical Holdings Corp. (Health Care Providers & Services)	434	10,967
Select Water Solutions, Inc. (Energy Equipment & Services)	339	2,695
Selecta Biosciences, Inc.* (Biotechnology)	485	514
Selective Insurance Group, Inc. (Insurance)	252	25,999
Selectquote, Inc.* (Insurance)	570	667
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	21	533
SEMrush Holdings, Inc.* - Class A (Software)	131	1,114
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	267	6,875
Seneca Foods Corp.* - Class A (Food Products)	22	1,184
Sensient Technologies Corp. (Chemicals)	176	10,292
Seres Therapeutics, Inc.* (Biotechnology)	406	966
Service Properties Trust (Hotel & Resort REITs)	689	5,298
ServisFirst Bancshares, Inc. (Banks)	213	11,112
SES AI Corp.* (Electrical Equipment)	521	1,183
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	481	5,363
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	158	9,175
Sharecare, Inc.* (Health Care Technology)	1,288	1,211
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	203	4,184
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	716	13,067
Shoe Carnival, Inc. (Specialty Retail)	76	1,826
Shore Bancshares, Inc. (Banks)	124	1,304

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Shutterstock, Inc. (Interactive Media & Services)	103	$3,919
SI-BONE, Inc.* (Health Care Equipment & Supplies)	145	3,080
Sierra Bancorp (Banks)	58	1,100
SIGA Technologies, Inc. (Pharmaceuticals)	192	1,008
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	90	303
Signet Jewelers, Ltd. (Specialty Retail)	186	13,357
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	15,413
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	160	2,398
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	74	2,647
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	40	635
Simmons First National Corp. - Class A (Banks)	528	8,955
Simpson Manufacturing Co., Inc. (Building Products)	179	26,817
Simulations Plus, Inc. (Health Care Technology)	66	2,752
Sinclair, Inc. (Media)	137	1,537
SiriusPoint, Ltd.* (Insurance)	382	3,885
SITE Centers Corp. (Retail REITs)	796	9,815
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	72	8,226
Sitio Royalties Corp.(a) - Class A (Oil, Gas & Consumable Fuels)	337	8,159
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	302	7,100
SJW Group (Water Utilities)	133	7,995
Skillsoft Corp.* (Professional Services)	365	324
Skyline Champion Corp.* (Household Durables)	224	14,273
Skyward Specialty Insurance Group, Inc.*(a) (Insurance)	100	2,736
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	73	439
SkyWest, Inc.* (Passenger Airlines)	184	7,717
SKYX Platforms Corp.* (Electrical Equipment)	262	372
SL Green Realty Corp.(a) (Office REITs)	271	10,108
Sleep Number Corp.* (Specialty Retail)	89	2,189
SM Energy Co. (Oil, Gas & Consumable Fuels)	502	19,904
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	202	4,919
SmartFinancial, Inc. (Banks)	66	1,410
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	770	2,010
Smith & Wesson Brands, Inc. (Leisure Products)	191	2,466
Snap One Holdings Corp.* (Household Durables)	76	702
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	129	1,375
SolarWinds Corp.* (Software)	213	2,011
Solid Power, Inc.* (Automobile Components)	647	1,307
Solo Brands, Inc.* - Class A (Leisure Products)	92	469
SomaLogic, Inc.* (Life Sciences Tools & Services)	631	1,508
Sonic Automotive, Inc. - Class A (Specialty Retail)	66	3,152
Sonos, Inc.* (Household Durables)	531	6,855
SoundHound AI, Inc.* - Class A (Software)	576	1,158
SoundThinking, Inc.* (Software)	40	716
South Plains Financial, Inc. (Banks)	50	1,322
Southern First Bancshares, Inc.* (Banks)	32	862
Southern Missouri Bancorp, Inc. (Banks)	36	1,393
Southern States Bancshares, Inc. (Banks)	31	700
Southland Holdings, Inc.* (Construction & Engineering)	17	103
Southside Bancshares, Inc. (Banks)	123	3,530
SouthState Corp. (Banks)	318	21,421
Southwest Gas Holdings, Inc. (Gas Utilities)	258	15,586
Sovos Brands, Inc.* (Food Products)	213	4,803
SP Plus Corp.* (Commercial Services & Supplies)	82	2,960
SpartanNash Co. (Consumer Staples Distribution & Retail)	144	3,168
Sphere Entertainment Co.* (Entertainment)	109	4,050
Spire, Inc. (Gas Utilities)	215	12,165
Spirit Airlines, Inc. (Passenger Airlines)	458	7,557
Spok Holdings, Inc. (Wireless Telecommunication Services)	74	1,056
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	158	709
SpringWorks Therapeutics, Inc.* (Biotechnology)	243	5,618
Sprinklr, Inc.* - Class A (Software)	431	5,965
Sprout Social, Inc.* - Class A (Software)	200	9,976
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	433	18,533
SPS Commerce, Inc.* (Software)	153	26,104
SPX Technologies, Inc.* (Machinery)	184	14,978
Squarespace, Inc.* - Class A (IT Services)	187	5,417
STAAR Surgical Co.* (Health Care Equipment & Supplies)	203	8,157
Stagwell, Inc.* (Media)	330	1,548
Standard Motor Products, Inc. (Automobile Components)	88	2,959
Standex International Corp. (Machinery)	49	7,139
Star Holdings* (Diversified REITs)	54	676
Steelcase, Inc. - Class A (Commercial Services & Supplies)	387	4,323
Stellar Bancorp, Inc. (Banks)	203	4,328
Stem, Inc.*(a) (Electrical Equipment)	595	2,523
Stepan Co. (Chemicals)	89	6,672
StepStone Group, Inc. - Class A (Capital Markets)	225	7,106
Sterling Bancorp, Inc.* (Banks)	91	531
Sterling Check Corp.* (Professional Services)	131	1,653
Sterling Infrastructure, Inc.* (Construction & Engineering)	125	9,185
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	315	10,008
Stewart Information Services Corp. (Insurance)	112	4,906

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Stitch Fix, Inc.* - Class A (Specialty Retail)	357	$1,232
Stock Yards Bancorp, Inc. (Banks)	113	4,440
Stoke Therapeutics, Inc.* (Biotechnology)	115	453
StoneCo, Ltd.* - Class A (Financial Services)	1,216	12,975
Stoneridge, Inc.* (Automobile Components)	111	2,228
StoneX Group, Inc.* (Capital Markets)	75	7,269
Strategic Education, Inc. (Diversified Consumer Services)	95	7,149
Stratus Properties, Inc.* (Real Estate Management & Development)	24	658
Stride, Inc.* (Diversified Consumer Services)	177	7,970
Sturm Ruger & Co., Inc. (Leisure Products)	73	3,805
Summit Financial Group, Inc. (Banks)	47	1,059
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	438	2,540
Summit Materials, Inc.* - Class A (Construction Materials)	499	15,539
Summit Therapeutics, Inc.* (Biotechnology)	484	905
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	157	2,330
SunCoke Energy, Inc. (Metals & Mining)	349	3,542
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	422	4,418
SunOpta, Inc.* (Food Products)	379	1,277
SunPower Corp.* (Electrical Equipment)	365	2,252
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	870	8,135
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	570	2,103
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	194	53,198
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	205	5,652
Surgery Partners, Inc.* (Health Care Providers & Services)	282	8,249
Surmodics, Inc.* (Health Care Equipment & Supplies)	57	1,829
Sutro Biopharma, Inc.* (Biotechnology)	251	871
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	404	4,747
SWK Holdings Corp.* (Financial Services)	16	252
Sylvamo Corp. (Paper & Forest Products)	152	6,678
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	165	14,758
Syndax Pharmaceuticals, Inc.* (Biotechnology)	275	3,993
System1, Inc.* (Interactive Media & Services)	137	166
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	97	1,363
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	460	7,562
Tanger Factory Outlet Centers, Inc. (Retail REITs)	427	9,650
Tango Therapeutics, Inc.* (Biotechnology)	186	2,094
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	131	2,080
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	34	1,282
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	98	1,741
Taylor Morrison Home Corp.* (Household Durables)	440	18,748
TechTarget, Inc.* (Media)	109	3,309
Teekay Corp.* (Oil, Gas & Consumable Fuels)	278	1,715
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	100	4,163
TEGNA, Inc. (Media)	844	12,297
Tejon Ranch Co.* (Real Estate Management & Development)	87	1,411
Tela Bio, Inc.*(a) (Health Care Equipment & Supplies)	68	544
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	413	7,561
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,227	2,583
Tenable Holdings, Inc.* (Software)	477	21,370
Tenaya Therapeutics, Inc.* (Biotechnology)	191	487
Tennant Co. (Machinery)	77	5,710
Terawulf, Inc.* (Software)	566	713
Terex Corp. (Machinery)	281	16,190
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	179	900
Terran Orbital Corp.* (Aerospace & Defense)	356	296
Terreno Realty Corp. (Industrial REITs)	342	19,426
TETRA Technologies, Inc.* (Energy Equipment & Services)	523	3,337
Texas Capital Bancshares, Inc.* (Banks)	200	11,780
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	175	6,519
TG Therapeutics, Inc.* (Biotechnology)	573	4,790
The Andersons, Inc. (Consumer Staples Distribution & Retail)	134	6,902
The Bancorp, Inc.* (Banks)	221	7,625
The Bank of NT Butterfield & Son, Ltd. (Banks)	209	5,660
The Beauty Health Co.* (Personal Care Products)	342	2,059
The Brink's Co. (Commercial Services & Supplies)	193	14,019
The Buckle, Inc. (Specialty Retail)	128	4,274
The Cato Corp. - Class A (Specialty Retail)	73	559
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	203	6,151
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	147	3,113
The Children's Place, Inc.* (Specialty Retail)	50	1,352
The Duckhorn Portfolio, Inc.* (Beverages)	183	1,878
The E.W. Scripps Co.* - Class A (Media)	248	1,359
The Ensign Group, Inc. (Health Care Providers & Services)	228	21,188
The First Bancorp, Inc. (Banks)	41	964
The First Bancshares, Inc. (Banks)	128	3,452
The First of Long Island Corp. (Banks)	89	1,024
The GEO Group, Inc.* (Commercial Services & Supplies)	503	4,115

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,176	$14,618
The Gorman-Rupp Co. (Machinery)	96	3,158
The Greenbrier Cos., Inc. (Machinery)	128	5,120
The Hackett Group, Inc. (IT Services)	104	2,453
The Hain Celestial Group, Inc.* (Food Products)	374	3,878
The Joint Corp.* (Health Care Providers & Services)	59	530
The Lovesac Co.* (Household Durables)	59	1,175
The Macerich Co. (Retail REITs)	903	9,852
The Manitowoc Co., Inc.* (Machinery)	146	2,197
The Marcus Corp. (Entertainment)	101	1,566
The ODP Corp.* (Specialty Retail)	138	6,369
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	92	506
The Pennant Group, Inc.* (Health Care Providers & Services)	119	1,324
The RMR Group, Inc. - Class A (Real Estate Management & Development)	64	1,569
The Shyft Group, Inc. (Machinery)	144	2,156
The Simply Good Foods Co.* (Food Products)	379	13,084
The St Joe Co. (Real Estate Management & Development)	144	7,824
The Vita Coco Co., Inc.* (Beverages)	119	3,099
The York Water Co. (Water Utilities)	60	2,249
Theravance Biopharma, Inc.* (Pharmaceuticals)	235	2,028
Thermon Group Holdings, Inc.* (Electrical Equipment)	140	3,846
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	84	226
Third Coast Bancshares, Inc.* (Banks)	54	923
Third Harmonic Bio, Inc.* (Pharmaceuticals)	81	518
Thorne HealthTech, Inc.* (Personal Care Products)	59	601
Thoughtworks Holding, Inc.* (IT Services)	387	1,579
ThredUp, Inc.*(a) - Class A (Specialty Retail)	300	1,203
Thryv Holdings, Inc.* (Media)	129	2,421
Tidewater, Inc.* (Energy Equipment & Services)	199	14,143
Tile Shop Holdings, Inc.* (Specialty Retail)	120	659
Tilly's, Inc.* - Class A (Specialty Retail)	94	763
Timberland Bancorp, Inc. (Banks)	32	867
TimkenSteel Corp.* (Metals & Mining)	182	3,953
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	510	523
Tiptree, Inc. (Insurance)	100	1,676
Titan International, Inc.* (Machinery)	219	2,941
Titan Machinery, Inc.* (Trading Companies & Distributors)	86	2,286
Tompkins Financial Corp. (Banks)	58	2,841
Topgolf Callaway Brands Corp.* (Leisure Products)	601	8,317
Torrid Holdings, Inc.* (Specialty Retail)	50	111
Towne Bank (Banks)	293	6,718
Townsquare Media, Inc. - Class A (Media)	49	427
TPG RE Finance Trust, Inc. (Mortgage REITs)	289	1,945
TPI Composites, Inc.* (Electrical Equipment)	173	458
Traeger, Inc.* (Household Durables)	148	404
Transcat, Inc.* (Trading Companies & Distributors)	31	3,037
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	8	245
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	132	7,227
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	117	260
Travere Therapeutics, Inc.* (Biotechnology)	304	2,718
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	189	2,478
Tredegar Corp. (Metals & Mining)	110	595
TreeHouse Foods, Inc.* (Food Products)	215	9,370
Trevi Therapeutics, Inc.* (Pharmaceuticals)	174	379
Tri Pointe Homes, Inc.* (Household Durables)	414	11,323
TriCo Bancshares (Banks)	130	4,164
TriMas Corp. (Containers & Packaging)	173	4,283
TriNet Group, Inc.* (Professional Services)	157	18,287
Trinity Industries, Inc. (Machinery)	339	8,255
Trinseo PLC (Chemicals)	146	1,193
Triumph Financial, Inc.* (Banks)	93	6,025
Triumph Group, Inc.* (Aerospace & Defense)	269	2,061
Tronox Holdings PLC (Chemicals)	489	6,572
TrueBlue, Inc.* (Professional Services)	127	1,863
TrueCar, Inc.* (Interactive Media & Services)	368	762
Trupanion, Inc.*(a) (Insurance)	165	4,653
TrustCo Bank Corp. (Banks)	78	2,129
Trustmark Corp. (Banks)	254	5,519
TTEC Holdings, Inc. (Professional Services)	81	2,124
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	427	5,500
Tucows, Inc.* - Class A (IT Services)	41	837
Turning Point Brands, Inc. (Tobacco)	72	1,662
Turnstone Biologics Corp.* (Biotechnology)	27	106
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	65	590
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	699	1,090
Tutor Perini Corp.* (Construction & Engineering)	177	1,386
Twist Bioscience Corp.* (Biotechnology)	238	4,822
Two Harbors Investment Corp. (Mortgage REITs)	406	5,375
Tyra Biosciences, Inc.* (Biotechnology)	58	799
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	61	5,596
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	315	4,423
Udemy, Inc.* (Diversified Consumer Services)	358	3,401
UFP Industries, Inc. (Building Products)	251	25,703
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	30	4,844

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Common Stocks, continued

	Shares	Value
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	186	$5,519
UMB Financial Corp. (Banks)	185	11,479
UMH Properties, Inc. (Residential REITs)	233	3,267
UniFirst Corp. (Commercial Services & Supplies)	63	10,269
Unisys Corp.* (IT Services)	278	959
United Bankshares, Inc. (Banks)	547	15,092
United Community Banks, Inc. (Banks)	483	12,273
United Fire Group, Inc. (Insurance)	88	1,738
United Homes Group, Inc.* (Household Durables)	23	129
United Insurance Holdings Corp.* (Insurance)	82	604
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	244	3,450
United States Lime & Minerals, Inc. (Construction Materials)	9	1,809
Uniti Group, Inc. (Specialized REITs)	995	4,696
Unitil Corp. (Multi-Utilities)	67	2,862
Unity Bancorp, Inc. (Banks)	30	703
Universal Corp. (Tobacco)	101	4,768
Universal Health Realty Income Trust (Health Care REITs)	54	2,183
Universal Insurance Holdings, Inc. (Insurance)	106	1,486
Universal Logistics Holdings, Inc. (Ground Transportation)	28	705
Universal Technical Institute, Inc.* (Diversified Consumer Services)	137	1,148
Univest Financial Corp. (Banks)	121	2,103
Upbound Group, Inc. (Specialty Retail)	230	6,774
Upstart Holdings, Inc.*(a) (Consumer Finance)	301	8,591
Upwork, Inc.* (Professional Services)	517	5,873
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,537	7,916
Urban Edge Properties (Retail REITs)	480	7,325
Urban One, Inc.* (Media)	48	241
Urban One, Inc.* (Media)	38	191
Urban Outfitters, Inc.* (Specialty Retail)	267	8,728
UroGen Pharma, Ltd.* (Biotechnology)	82	1,149
USANA Health Sciences, Inc.* (Personal Care Products)	47	2,755
USCB Financial Holdings, Inc.* (Banks)	44	462
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	14	1,204
Utz Brands, Inc. (Food Products)	301	4,042
V2X, Inc.* (Aerospace & Defense)	48	2,480
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	450	1,976
Valaris, Ltd.* (Energy Equipment & Services)	256	19,195
Valhi, Inc. (Chemicals)	10	133
Valley National Bancorp (Banks)	1,804	15,443
Value Line, Inc. (Capital Markets)	4	175
Vanda Pharmaceuticals, Inc.* (Biotechnology)	236	1,020
Varex Imaging Corp.* (Health Care Equipment & Supplies)	162	3,044
Varonis Systems, Inc.* (Software)	454	13,865
Vaxcyte, Inc.* (Biotechnology)	392	19,984
Vaxxinity, Inc.* - Class A (Biotechnology)	178	244
Vector Group, Ltd. (Tobacco)	607	6,459
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	212	5,959
Velo3D, Inc.*(a) (Machinery)	372	580
Velocity Financial, Inc.* (Financial Services)	37	418
Ventyx Biosciences, Inc.* (Pharmaceuticals)	195	6,772
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	110	727
Vera Therapeutics, Inc.* (Biotechnology)	141	1,933
Veracyte, Inc.* (Biotechnology)	304	6,788
Veradigm, Inc.* (Health Care Technology)	451	5,926
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	18	68
Vericel Corp.* (Biotechnology)	199	6,670
Verint Systems, Inc.* (Software)	261	6,000
Veris Residential, Inc. (Residential REITs)	331	5,461
Veritex Holdings, Inc. (Banks)	219	3,931
Veritiv Corp. (Trading Companies & Distributors)	55	9,290
Veritone, Inc.* (Software)	109	281
Verra Mobility Corp.* (Professional Services)	583	10,902
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	87	338
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	273	1,215
Verve Therapeutics, Inc.* (Biotechnology)	212	2,811
Viad Corp.* (Commercial Services & Supplies)	85	2,227
Viant Technology, Inc.* - Class A (Software)	60	336
Viavi Solutions, Inc.* (Communications Equipment)	924	8,445
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	293	173
Vicor Corp.* (Electrical Equipment)	93	5,477
Victory Capital Holdings, Inc. - Class A (Capital Markets)	114	3,801
Viemed Healthcare, Inc.* (Health Care Providers & Services)	143	962
Vigil Neuroscience, Inc.* (Biotechnology)	67	361
Viking Therapeutics, Inc.* (Biotechnology)	401	4,439
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	37	838
Vimeo, Inc.* (Interactive Media & Services)	636	2,251
Vir Biotechnology, Inc.* (Biotechnology)	350	3,280
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	1,055	1,899
Virginia National Bankshares Corp. (Banks)	20	607
Viridian Therapeutics, Inc.* (Biotechnology)	176	2,700
Virtus Investment Partners, Inc. (Capital Markets)	29	5,858
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	539	13,324
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	52	1,746
Vista Outdoor, Inc.* (Leisure Products)	241	7,982

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Visteon Corp.* (Automobile Components)	117	$16,154
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	71	3,935
Vital Farms, Inc.* (Food Products)	128	1,482
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	105	2,403
Vivid Seats, Inc.* - Class A (Entertainment)	102	655
Vizio Holding Corp.* - Class A (Household Durables)	317	1,715
Vor BioPharma, Inc.* (Biotechnology)	157	333
VOXX International Corp.* (Household Durables)	49	391
Voyager Therapeutics, Inc.* (Biotechnology)	133	1,031
VSE Corp. (Commercial Services & Supplies)	53	2,673
Vuzix Corp.* (Household Durables)	246	893
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	411	1,800
Wabash National Corp. (Machinery)	198	4,182
Waldencast PLC*(a) - Class A (Personal Care Products)	151	1,422
Walker & Dunlop, Inc. (Financial Services)	133	9,874
Warby Parker, Inc.* - Class A (Specialty Retail)	354	4,659
Warrior Met Coal, Inc. (Metals & Mining)	216	11,033
Washington Federal, Inc. (Banks)	274	7,020
Washington Trust Bancorp, Inc. (Banks)	71	1,869
Waterstone Financial, Inc. (Financial Services)	77	843
Watts Water Technologies, Inc. - Class A (Machinery)	114	19,700
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	247	1,420
WD-40 Co. (Household Products)	57	11,584
Weatherford International PLC* (Energy Equipment & Services)	298	26,917
Weave Communications, Inc.* (Software)	137	1,117
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	69	4,347
Werner Enterprises, Inc. (Ground Transportation)	265	10,321
WesBanco, Inc. (Banks)	241	5,885
West Bancorp, Inc. (Banks)	68	1,109
Westamerica Bancorp (Banks)	108	4,671
Westrock Coffee Co.* (Food Products)	119	1,054
Weyco Group, Inc. (Distributors)	25	634
Whitestone REIT (Retail REITs)	203	1,955
WideOpenWest, Inc.* (Media)	212	1,622
Willdan Group, Inc.* (Professional Services)	51	1,042
Willis Lease Finance Corp.* (Trading Companies & Distributors)	13	550
Winmark Corp. (Specialty Retail)	12	4,478
Winnebago Industries, Inc. (Automobile Components)	123	7,312
WisdomTree, Inc. (Capital Markets)	577	4,039
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	325	2,620
Workhorse Group, Inc.* (Automobile Components)	732	303
Workiva, Inc.* (Software)	204	20,673
World Acceptance Corp.* (Consumer Finance)	17	2,160
World Kinect Corp. (Oil, Gas & Consumable Fuels)	258	5,787
Worthington Industries, Inc. (Metals & Mining)	129	7,975
WSFS Financial Corp. (Banks)	256	9,344
WW International, Inc.* (Diversified Consumer Services)	228	2,524
X4 Pharmaceuticals, Inc.* (Biotechnology)	514	560
Xencor, Inc.* (Biotechnology)	242	4,876
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	459	5,407
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	556	1,034
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	480	7,531
XOMA Corp.* (Biotechnology)	31	437
Xometry, Inc.* - Class A (Trading Companies & Distributors)	142	2,411
XPEL, Inc.* (Automobile Components)	94	7,248
Xperi, Inc.* (Software)	178	1,755
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	103	1,597
Yelp, Inc.* (Interactive Media & Services)	281	11,687
Yext, Inc.* (Software)	447	2,830
Y-mAbs Therapeutics, Inc.* (Biotechnology)	154	839
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	243	4,875
Zeta Global Holdings Corp.* - Class A (Software)	575	4,801
Zevia PBC* - Class A (Beverages)	104	231
Zevra Therapeutics, Inc.* (Pharmaceuticals)	142	684
Ziff Davis, Inc.* (Interactive Media & Services)	197	12,547
Zimvie, Inc.* (Health Care Equipment & Supplies)	108	1,016
ZipRecruiter, Inc.* (Interactive Media & Services)	286	3,429
Zumiez, Inc.* (Specialty Retail)	67	1,193
Zuora, Inc.* - Class A (Software)	542	4,466
Zura Bio, Ltd.* (Biotechnology)	50	330
Zurn Elkay Water Solutions Corp. (Building Products)	618	17,316
Zymeworks, Inc.* (Biotechnology)	223	1,414
Zynex, Inc.* (Health Care Equipment & Supplies)	82	656
TOTAL COMMON STOCKS
(Cost $7,494,722)		9,372,700

Right (0.0%)

Chinook Therapeutics CVR*+(b) (Biotechnology)	243	–
TOTAL RIGHT
(Cost $–)		–

:: ProFund VP UltraSmall-Cap :: September 30, 2023

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $2,566,267	$2,563,000	$2,563,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,563,000)		2,563,000

Collateral for Securities Loaned(e) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.26%(f)	200,419	$200,419
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $200,419)		200,419
TOTAL INVESTMENT SECURITIES
(Cost $10,258,141) - 98.6%		12,136,119
Net other assets (liabilities) - 1.4%		172,788
NET ASSETS - 100.0%		$12,308,907

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $194,930.
(b)	On August 11, 2023, Novartis AG completed its acquisition of Chinook Therapeutics, Inc. As part of the acquisition, shareholders of Chinook Therapeutics, Inc. are entitled to a CVR per share of Chinook Therapeutics, Inc. held. The CVR has a potential cash payment of up to $4 upon completion of specific regulatory approvals for Atrasentan. Atrasentan is in late-stage clinical development to treat Immunoglobulin A Nephropathy (IgAN) and in early-stage development to treat other rare kidney diseases. Of the $4 potential cash payment, $2 is related to regulatory approvals for IgAN and $2 of is related to regulatory approvals for focal segmental glomerulosclerosis.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $2,095,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2023.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP UltraSmall-Cap ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	12/18/23	$359,720	$(19,403)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/23	5.38%	$1,433,305	$5,656
Russell 2000 Index	Goldman Sachs International	10/27/23	5.73%	3,718,362	10,832
				$5,151,667	$16,488
iShares Russell 2000 ETF	UBS AG	10/27/23	5.13%	$2,009,056	$7,956
Russell 2000 Index	UBS AG	10/27/23	5.33%	7,729,483	29,442
				$9,738,539	$37,398
				$14,890,206	$53,886

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraSmall-Cap :: September 30, 2023

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$83,684	0.7%
Air Freight & Logistics	23,545	0.2%
Automobile Components	154,224	1.3%
Automobiles	319	NM
Banks	794,629	6.5%
Beverages	38,575	0.3%
Biotechnology	619,399	5.0%
Broadline Retail	8,047	0.1%
Building Products	174,797	1.4%
Capital Markets	133,212	1.1%
Chemicals	179,541	1.5%
Commercial Services & Supplies	152,669	1.2%
Communications Equipment	65,404	0.5%
Construction & Engineering	152,382	1.2%
Construction Materials	28,872	0.2%
Consumer Finance	75,467	0.6%
Consumer Staples Distribution & Retail	54,004	0.4%
Containers & Packaging	28,506	0.2%
Distributors	1,743	NM
Diversified Consumer Services	109,072	0.9%
Diversified REITs	57,678	0.5%
Diversified Telecommunication Services	39,101	0.3%
Electric Utilities	69,953	0.6%
Electrical Equipment	143,662	1.2%
Electronic Equipment, Instruments & Components	260,295	2.1%
Energy Equipment & Services	282,938	2.3%
Entertainment	40,364	0.3%
Financial Services	217,273	1.8%
Food Products	113,050	0.9%
Gas Utilities	91,190	0.7%
Ground Transportation	43,933	0.4%
Health Care Equipment & Supplies	287,483	2.3%
Health Care Providers & Services	250,005	2.0%
Health Care REITs	58,181	0.5%
Health Care Technology	49,839	0.4%
Hotel & Resort REITs	79,611	0.6%
Hotels, Restaurants & Leisure	208,132	1.7%
Household Durables	190,177	1.5%
Household Products	30,784	0.3%
Independent Power and Renewable Electricity Producers	23,945	0.2%
Industrial Conglomerates	1,971	NM
Industrial REITs	42,806	0.3%
Insurance	174,929	1.4%
Interactive Media & Services	66,124	0.6%
IT Services	43,030	0.3%
Leisure Products	40,795	0.3%
Life Sciences Tools & Services	31,050	0.3%
Machinery	346,923	2.9%
Marine Transportation	26,331	0.2%
Media	62,421	0.5%
Metals & Mining	168,123	1.4%
Mortgage REITs	116,376	0.9%
Multi-Utilities	39,185	0.3%
Office REITs	68,403	0.6%
Oil, Gas & Consumable Fuels	523,667	4.3%
Paper & Forest Products	9,586	0.1%
Passenger Airlines	39,302	0.3%
Personal Care Products	87,141	0.7%
Pharmaceuticals	157,740	1.3%
Professional Services	230,144	1.9%
Real Estate Management & Development	69,127	0.6%
Residential REITs	39,161	0.3%
Retail REITs	112,434	0.9%
Semiconductors & Semiconductor Equipment	290,819	2.4%
Software	505,591	4.1%
Specialized REITs	41,297	0.3%
Specialty Retail	236,596	2.0%
Technology Hardware, Storage & Peripherals	80,336	0.7%
Textiles, Apparel & Luxury Goods	42,893	0.3%
Tobacco	12,990	0.1%
Trading Companies & Distributors	189,748	1.5%
Water Utilities	43,870	0.4%
Wireless Telecommunication Services	16,106	0.1%
Other**	2,936,207	23.8%
Total	$12,308,907	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

September 30, 2023 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (51.5%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.125%, 8/15/53	$3,640,000	$3,306,428
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,529,892)		3,306,428

Repurchase Agreements(a)(b) (55.0%)

Repurchase Agreements with various counterparties, rates 5.07%-5.20%, dated 9/29/2023, due 10/2/23-10/10/23, total to be received $3,533,509	3,529,000	3,529,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,529,000)		3,529,000
TOTAL INVESTMENT SECURITIES
(Cost $7,058,892) - 106.5%		6,835,428
Net other assets (liabilities) - (6.5)%		(416,754)
NET ASSETS - 100.0%		$6,418,674

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2023, the aggregate amount held in a segregated account was $290,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.125% due on 8/15/53	Citibank North America	10/16/23	5.50%	$753,938	$(48,339)
30-Year U.S. Treasury Bond, 4.125% due on 8/15/53	Societe' Generale	10/16/23	5.56%	3,887,778	(205,802)
				$4,641,716	$(254,141)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2023 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	7,339	$355,575
Ameren Corp. (Multi-Utilities)	7,630	570,953
American Electric Power Co., Inc. (Electric Utilities)	14,959	1,125,216
American Water Works Co., Inc. (Water Utilities)	5,653	700,011
Atmos Energy Corp. (Gas Utilities)	4,311	456,664
CenterPoint Energy, Inc. (Multi-Utilities)	18,326	492,053
CMS Energy Corp. (Multi-Utilities)	8,470	449,842
Consolidated Edison, Inc. (Multi-Utilities)	10,017	856,754
Constellation Energy Corp. (Electric Utilities)	9,338	1,018,589
Dominion Energy, Inc. (Multi-Utilities)	24,296	1,085,302
DTE Energy Co. (Multi-Utilities)	5,987	594,389
Duke Energy Corp. (Electric Utilities)	22,377	1,974,994
Edison International (Electric Utilities)	11,130	704,418
Entergy Corp. (Electric Utilities)	6,140	567,950
Evergy, Inc. (Electric Utilities)	6,669	338,118
Eversource Energy (Electric Utilities)	10,137	589,467
Exelon Corp. (Electric Utilities)	28,900	1,092,131
FirstEnergy Corp. (Electric Utilities)	14,983	512,119
NextEra Energy, Inc. (Electric Utilities)	58,769	3,366,876
NiSource, Inc. (Multi-Utilities)	11,998	296,111
NRG Energy, Inc. (Electric Utilities)	6,652	256,235
PG&E Corp.* (Electric Utilities)	60,718	979,381
Pinnacle West Capital Corp. (Electric Utilities)	3,290	242,407
PPL Corp. (Electric Utilities)	21,400	504,184
Public Service Enterprise Group, Inc. (Multi-Utilities)	14,493	824,797
Sempra (Multi-Utilities)	18,273	1,243,111
The AES Corp. (Independent Power and Renewable Electricity Producers)	19,441	295,503
The Southern Co. (Electric Utilities)	31,666	2,049,424
WEC Energy Group, Inc. (Multi-Utilities)	9,161	737,919
Xcel Energy, Inc. (Electric Utilities)	16,014	916,321
TOTAL COMMON STOCKS
(Cost $12,953,200)		25,196,814
TOTAL INVESTMENT SECURITIES
(Cost $12,953,200) - 99.7%		25,196,814
Net other assets (liabilities) - 0.3%		81,598
NET ASSETS - 100.0%		$25,278,412

*	Non-income producing security.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	10/23/23	5.93%	$81,727	$(21,454)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Utilities :: September 30, 2023

ProFund VP Utilities invested in the following industries as of September 30, 2023:

	Value	% of Net Assets
Electric Utilities	$16,593,405	65.6%
Gas Utilities	456,664	1.8%
Independent Power and Renewable Electricity Producers	295,503	1.2%
Multi-Utilities	7,151,231	28.3%
Water Utilities	700,011	2.8%
Other**	81,598	0.3%
Total	$25,278,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2023 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of September 30, 2023, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	Natwest Markets, PLC	RBC Capital Markets, LLC,	Societe Generale,	UMB Bank N.A.,
	5.20%	5.12%	5.19%	5.18%	5.20%	5.07%
	dated 9/29/2023,	dated 9/29/2023,	dated 9/29/2023,	dated 9/29/2023,	dated 9/29/2023,	dated 9/29/2023,
	due 10/10/23(1)	due 10/10/23(2)	due 10/10/23(3)	due 10/10/23(4)	due 10/6/23(5)	due 10/2/23(6)
ProFund Access VP High Yield	$1,774,000	$467,000	$467,000	$467,000	$2,568,000	$332,000
ProFund VP Asia 30	7,000	2,000	2,000	2,000	11,000	3,000
ProFund VP Bear	960,000	252,000	252,000	252,000	1,392,000	185,000
ProFund VP Biotechnology	204,000	53,000	53,000	53,000	295,000	41,000
ProFund VP Bull	3,467,000	910,000	910,000	910,000	5,018,000	658,000
ProFund VP Communication Services†	53,000	14,000	14,000	14,000	77,000	12,000
ProFund VP Consumer Discretionary†	84,000	22,000	22,000	22,000	122,000	17,000
ProFund VP Consumer Staples†	51,000	13,000	13,000	13,000	74,000	12,000
ProFund VP Dow 30	85,000	21,000	21,000	21,000	123,000	25,000
ProFund VP Emerging Markets	224,000	58,000	58,000	58,000	324,000	49,000
ProFund VP Energy†	318,000	83,000	83,000	83,000	461,000	63,000
ProFund VP Financials	95,000	25,000	25,000	25,000	137,000	19,000
ProFund VP Falling U.S. Dollar	187,000	49,000	49,000	49,000	271,000	41,000
ProFund VP Health Care	33,000	8,000	8,000	8,000	49,000	10,000
ProFund VP Industrials	74,000	19,000	19,000	19,000	107,000	17,000
ProFund VP International	2,874,000	755,000	755,000	755,000	4,159,000	544,000
ProFund VP Internet	80,000	21,000	21,000	21,000	116,000	17,000
ProFund VP Japan	3,167,000	833,000	833,000	833,000	4,585,000	593,000
ProFund VP Large-Cap Growth	14,000	3,000	3,000	3,000	21,000	7,000
ProFund VP Large-Cap Value	7,000	1,000	1,000	1,000	10,000	6,000
ProFund VP Materials†	79,000	20,000	20,000	20,000	114,000	18,000
ProFund VP Mid-Cap	2,856,000	751,000	751,000	751,000	4,135,000	538,000
ProFund VP Mid-Cap Value	16,000	4,000	4,000	4,000	23,000	5,000
ProFund VP Nasdaq-100	7,896,000	2,077,000	2,077,000	2,077,000	11,428,000	1,477,000
ProFund VP Pharmaceuticals	67,000	17,000	17,000	17,000	97,000	15,000
ProFund VP Precious Metals	6,355,000	1,671,000	1,671,000	1,671,000	9,199,000	1,192,000
ProFund VP Real Estate	11,000	2,000	2,000	2,000	16,000	5,000
ProFund VP Rising Rates Opportunity	3,416,000	898,000	898,000	898,000	4,944,000	641,000
ProFund VP Semiconductor	133,000	35,000	35,000	35,000	193,000	27,000
ProFund VP Short Dow 30	1,000	—	—	—	2,000	4,000
ProFund VP Short Emerging Markets	228,000	58,000	58,000	58,000	329,000	51,000
ProFund VP Short International	208,000	53,000	53,000	53,000	303,000	48,000
ProFund VP Short Mid-Cap	60,000	15,000	15,000	15,000	87,000	15,000
ProFund VP Short Nasdaq-100	1,726,000	453,000	453,000	453,000	2,500,000	330,000
ProFund VP Short Small-Cap	1,089,000	285,000	285,000	285,000	1,576,000	211,000
ProFund VP Small-Cap	537,000	140,000	140,000	140,000	778,000	106,000
ProFund VP Small-Cap Growth	12,000	3,000	3,000	3,000	17,000	4,000
ProFund VP Technology	125,000	32,000	32,000	32,000	180,000	27,000
ProFund VP UltraBull	747,000	196,000	196,000	196,000	1,083,000	147,000
ProFund VP UltraMid-Cap	451,000	118,000	118,000	118,000	654,000	92,000
ProFund VP UltraNasdaq-100	7,511,000	1,975,000	1,975,000	1,975,000	10,871,000	1,409,000
ProFund VP UltraShort Dow 30	1,000	—	—	—	1,000	2,000
ProFund VP UltraShort Nasdaq-100	458,000	120,000	120,000	120,000	664,000	93,000
ProFund VP UltraSmall-Cap	747,000	195,000	195,000	195,000	1,082,000	149,000
ProFund VP U.S. Government Plus	1,030,000	271,000	271,000	271,000	1,491,000	195,000
	$49,518,000	$12,998,000	$12,998,000	$12,998,000	$71,687,000	$9,452,000

Each repurchase agreement was fully collateralized by U.S. government securities as of September 30, 2023 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/50, total value $50,539,816.
(2)	U.S. Treasury Bonds, 3.00%, due 2/15/49, total value $13,261,379.
(3)	U.S. Treasury Notes, 2.875%, due 4/30/2029, total value of $13,261,769.
(4)	U.S. Treasury Notes, 2.875%, due 5/15/2028, total value $13,262,069.
(5)	U.S. Treasury Notes, 0.875% to 2.75%, due 5/31/2029 to 11/15/2030, which had an aggregate value of $73,125,727.
(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $9,645,247.

2 : : APPENDIX : : September 30, 2023 (unaudited)

†On March 17, 2023, following the close of the market, changes were made to the underlying benchmark indices of certain Sector ProFunds VP resulting in corresponding name changes for certain ProFunds VP. For each ProFund VP that changed name, the current name of the ProFund VP is presented in this table; both the ProFund VP’s current name and the name by which the ProFund VP was formerly known are presented on the respective ProFund VP’s Schedule of Portfolio Investments.